AMERICAN GENERAL SERIES
PORTFOLIO COMPANY
                                                            2929 ALLEN PARKWAY
                                                            HOUSTON, TEXAS 77019

PROSPECTUS                                                  OCTOBER 1, 1998

The American General Series Portfolio Company (the "Series Company") is a mutual fund made up of 13 separate Funds (the "Funds"). Each of the Funds has a different investment objective. Each Fund is explained in more detail on its Fact Sheet contained in this prospectus. Here is a summary of the goals of the 13 Funds:

INDEX EQUITY FUNDS:

          INTERNATIONAL EQUITIES FUND
          Growth through investments tracking the EAFE Index.

          MIDCAP INDEX FUND
          Growth through investments tracking the S&P MidCap 400 Index.

          SMALL CAP INDEX FUND
          Growth through investments tracking the Russell 2000 Index.

          STOCK INDEX FUND
          Growth through investments tracking the S&P 500 Index.

ACTIVELY MANAGED EQUITY FUNDS:

          GROWTH FUND
          Growth through investments in service sector companies.

          GROWTH & INCOME FUND
          Growth and income through investments in stocks (or securities convertible into stocks).
INCOME FUNDS:

          CAPITAL CONSERVATION FUND
          Income and possible growth through investments in high quality debt securities.

          GOVERNMENT SECURITIES FUND
          Income and possible growth through investments in intermediate and long-term government debt securities.

          INTERNATIONAL GOVERNMENT BOND FUND
          Income and possible growth through investments in high quality foreign government debt securities.

SPECIALTY EQUITY FUNDS:

          SCIENCE & TECHNOLOGY FUND
          Growth through investments in stocks of companies which benefit from development of science and technology.

          SOCIAL AWARENESS FUND
          Growth through investments in stocks of companies meeting social criteria of the Fund.

MONEY MARKET FUND:

          MONEY MARKET FUND
          Income through investments in short-term money market securities.

ASSET ALLOCATION FUND:

          ASSET ALLOCATION FUND
          Maximum return through investments in a mix of stocks, bonds and money market securities.

SHARES OF THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THIS FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

These Funds are available to you only through a variable annuity contract or variable life insurance policy you or your employer bought from The Variable Annuity Life Insurance Company ("VALIC") or one of its affiliates, or employee thrift plans maintained by VALIC or American General Corporation. VALIC is a member of the American General Corporation group of companies.

This prospectus sets forth concisely the information you should know before investing in the Funds.

Because different contracts contain different combinations of Funds, all of the Funds in this prospectus may not be available to you. And, there may be some Funds that are available to you that don't appear in this prospectus. See the separate prospectus that describes your, or your employer's, annuity contract for a complete list of Funds in which you may invest. BE SURE TO READ BOTH PROSPECTUSES IN FULL BEFORE YOU START PARTICIPATING AND KEEP THEM FOR FUTURE REFERENCE.

VALIC has filed a Statement of Additional Information, dated October 1, 1998, with the Securities and Exchange Commission ("SEC"). This Statement contains additional information about these Funds and is part of this prospectus. For a free copy, write to the American General Series Portfolio Company at the address above or call 1-800-44-VALIC. The Statement of Additional Information has been filed with the SEC and is available along with other related materials at the SEC's internet web site (http://www.sec.gov.).

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY, SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUNDS. ALSO, IT HAS NOT PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                               TABLE OF CONTENTS

                                                   PAGE
                                                   ----
COVER PAGE
WELCOME........................................      1
EXPENSE SUMMARY................................      2
FINANCIAL HIGHLIGHTS...........................      3
ABOUT THE SERIES COMPANY'S MANAGEMENT..........     10
     Investment Adviser........................     10
     Investment Sub-advisers...................     10
     Portfolio Manager.........................     11
     How Advisers Are Paid for Their
       Services................................     11
     About the Board of Directors..............     12
ABOUT THE FUNDS................................     13
     Growth, Income and Stability Categories...     13
     About Level of Risk.......................     13
     About Portfolio Turnover..................     13
     About Fund Performance....................     14
ABOUT INDEX EQUITY FUNDS.......................     15
HOW TO READ A FUND FACT SHEET..................     17
FUND FACT SHEETS...............................     18
     Asset Allocation Fund.....................     18
     Capital Conservation Fund.................     20
     Government Securities Fund................     22
     Growth Fund...............................     24
     Growth & Income Fund......................     26
     International Equities Fund...............     28
     International Government Bond Fund........     30
     MidCap Index Fund.........................     32
     Money Market Fund.........................     34
     Science & Technology Fund.................     36
     Small Cap Index Fund......................     38
     Social Awareness Fund.....................     40
     Stock Index Fund..........................     42

                                                   PAGE
                                                   ----
TYPES OF INVESTMENTS...........................     44
     Stocks....................................     44
     Bonds.....................................     44
          Asset-Backed Securities..............     44
          Loan Participations..................     44
     Mortgage-Related Securities...............     45
     Illiquid and Restricted Securities........     45
     Foreign Securities........................     45
     ADRs......................................     46
     Foreign Currency..........................     46
     When-Issued Securities....................     46
     Money Market Securities...................     46
     Derivatives...............................     46
          Options..............................     46
          Futures Contracts....................     47
     Repurchase Agreements.....................     47
     A Word About Risk.........................     47
     Investment Practices......................     48
          Limitations..........................     48
          Lending Portfolio Securities.........     48
ABOUT THE SERIES COMPANY.......................     49
     Series Company Shares.....................     49
     Net Asset Value of the Series Company
       Shares..................................     49
     Dividends and Capital Gains...............     50
     Diversification...........................     50
     Taxes.....................................     51
     Voting Rights.............................     51
     Year 2000 Risks...........................     51
     Euro Conversion...........................     51
     Reports...................................     52

                                      (i)

WELCOME
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your mean the participant.

American General Series Portfolio Company (the "Series Company") was incorporated under the laws of Maryland on December 7, 1984.

The Series Company is an open-end management investment company and currently consists of 13 different Funds, each of which is described in detail in this prospectus. We serve as each Fund's Investment Adviser and, in this role, report directly to the Series Company's Board of Directors. As Investment Adviser, we make investment decisions for the Funds, are responsible for their day to day operations and perform the cash management function. For more information, see "About the Series Company's Management" in this prospectus.

Individuals can't invest in these Funds directly. Instead, they participate through an annuity contract, variable life policy, or employer plan with VALIC or one of its affiliates, or employee thrift plans maintained by VALIC or American General Corporation. Most often employers set up these annuity contracts so they can offer their employees a way to save for retirement or assist them in estate planning. Retirement plans through employers may be entitled to tax benefits that individual retirement plans may not be entitled to. These tax benefits are fully explained in your contract prospectus.

After you invest in a Fund you participate in Fund earnings or losses, in proportion to the amount of money you invest. Depending on your contract, if you withdraw your money before retirement, you may incur charges and additional tax liabilities. However, to save for retirement, you generally should let your investments and their earnings build. At retirement, you may withdraw all or a portion of your money, leave it in the account until you need it, or start receiving annuity payments. At a certain age you may be required to begin withdrawals.

All inquiries regarding this prospectus and annuity contracts issued by VALIC should be directed, in writing, to VALIC Customer Service, A3-01, 2929 Allen Parkway, Houston, Texas 77019, or by calling 1-800-633-8960.

All inquiries regarding annuity contracts or variable life policies issued by American General Life Insurance Company (AGL) should be directed to AGL's Annuity Administration Department, 2727-A Allen Parkway, Houston, Texas 77019-2191 or call 1-800-813-5065. AGL is a member of the American General Corporation group of companies, as is VALIC.

OPEN-END means shares of the
FUNDS can be bought or sold by
the Series Company at any
time. Also, there is no limit on the
number of investors who may
buy shares.

EXPENSE SUMMARY
--------------------------------------------------------------------------------

Annual fund operating expenses are the fees paid out of the assets of a Fund. Each Fund pays a management fee to VALIC. The expenses paid by a Fund are factored into the calculation of its share price or dividends and are not charged directly to investors. The expenses reflected in the tables below are based on the Funds' annual operating expenses for the fiscal year ended May 31, 1998.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                           ASSET        CAPITAL      GOVERNMENT
                                         ALLOCATION   CONSERVATION   SECURITIES   GROWTH    GROWTH &     INTERNATIONAL
                                            FUND          FUND          FUND       FUND    INCOME FUND   EQUITIES FUND
                                         ----------   ------------   ----------   ------   -----------   -------------
Management Fee(a)                          0.50%         0.50%         0.50%      0.80%       0.75%         0.35%
Other Expenses(a)(c)                       0.04%         0.04%         0.04%      0.04%       0.05%         0.05%
                                           -----         -----         -----      -----       -----          ----
Total Fund Operating Expenses(a):          0.54%         0.54%         0.54%      0.84%       0.80%         0.40%
                                           =====         =====         =====      =====       =====          ====

                                         INTERNATIONAL
                                          GOVERNMENT
                                           BOND FUND
                                         -------------
Management Fee(a)                            0.50%
Other Expenses(a)(c)                         0.05%
                                             -----
Total Fund Operating Expenses(a):            0.55%
                                             =====

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES:
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                                                     SCIENCE &                  SOCIAL
                                          MID CAP     MONEY MARKET   TECHNOLOGY   SMALL CAP    AWARENESS     STOCK
                                         INDEX FUND       FUND          FUND      INDEX FUND     FUND      INDEX FUND
                                         ----------   ------------   ----------   ----------   ---------   ----------
Management Fee(a)                          0.32%         0.50%         0.90%        0.35%         0.50%      0.27%
Other Expenses(c)                          0.04%         0.04%         0.05%        0.04%         0.04%      0.04%
                                           -----         -----         -----        -----        -----       -----
Total Fund Operating Expenses(a):          0.36%         0.54%         0.95%        0.39%         0.54%      0.31%
                                           =====         =====         =====        =====        =====       =====

--------------------------------------------------------------------------------

The purpose of the expense tables above is to assist investors in understanding the various costs and expenses that a shareholder of a Fund will bear directly or indirectly. Each Fund's annual operating expenses do not reflect expenses imposed by separate accounts of VALIC through which an investment in each Fund is made or their related contracts. A separate account's expenses are fully explained in your contract prospectus.

FINANCIAL HIGHLIGHTS
A FUND'S FISCAL YEAR ends every May 31st.

Financial highlights are provided below for each of the Funds. The financial highlights are for the last 10 years of the Funds or if the Fund has been in operation a shorter period of time, since the date the Fund began operation. Ernst & Young LLP, Independent Auditors for the Series Company, has audited the Series Company's financial statements which include the information presented here. Their unqualified report appears in those audited financial statements, which are included in the Statement of Additional Information.

Per share data assumes that you held each share from the beginning to the end of each fiscal year. Total return assumes that you bought additional shares with dividends paid by the Fund. Total returns for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the period beginning June 1, 1996.

ASSET ALLOCATION FUND(1)
--------------------------------------------------------------------------------

                                                             FISCAL YEAR ENDED MAY 31,
                                     --------------------------------------------------------------------------
                                       1998       1997       1996       1995       1994       1993       1992
                                     --------   --------   --------   --------   --------   --------   --------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR       $12.57     $12.55     $11.24     $10.84     $11.18     $10.66     $11.05
                                     --------   --------   --------   --------   --------   --------   --------
+ INCOME (LOSS)
   from net investment income            0.41       0.77       0.44       0.44       0.37       0.35       0.30
   from net realized & unrealized
     gain (loss) on securities           2.24       1.44       1.53       0.82      (0.15)      0.61      (0.19)
                                     --------   --------   --------   --------   --------   --------   --------
   total income from investment
     operations                          2.65       2.21       1.97       1.26       0.22       0.96       0.11
                                     --------   --------   --------   --------   --------   --------   --------
- DISTRIBUTIONS
   from net investment income           (0.41)     (0.78)     (0.44)     (0.44)     (0.37)     (0.35)     (0.30)
   from net realized gain on
     securities                         (0.79)     (1.41)     (0.22)     (0.42)     (0.19)     (0.09)     (0.20)
                                     --------   --------   --------   --------   --------   --------   --------
   total distributions                  (1.20)     (2.19)     (0.66)     (0.86)     (0.56)     (0.44)     (0.50)
                                     --------   --------   --------   --------   --------   --------   --------
= SHARE VALUE
   AT END OF YEAR                      $14.02     $12.57     $12.55     $11.24     $10.84     $11.18     $10.66
                                     ========   ========   ========   ========   ========   ========   ========
TOTAL RETURN                           21.94%     15.89%     17.90%     12.43%      1.86%      9.17%      0.87%
                                     ========   ========   ========   ========   ========   ========   ========
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
   assets                               0.54%      0.57%      0.57%      0.58%      0.59%      0.70%      0.90%
 Ratio of net investment income to
   average net assets                   3.02%      3.26%      3.62%      4.03%      3.24%      3.28%      2.72%
 Portfolio turnover rate                  24%       103%       119%       133%        76%        78%       111%
 Number of shares outstanding at
   end of year (000's)                 14,269     14,107     15,142     16,319     17,956     14,758     13,341
 Net assets at end of year (000's)   $200,099   $177,347   $190,024   $183,393   $194,576   $165,002   $142,213
 Average net assets during the year
   (000's)                           $188,184   $179,615   $187,576   $186,487   $185,036   $151,450   $137,179
 Average commission rate paid         $0.0205    $0.0401        N/A        N/A        N/A        N/A        N/A

                                       FISCAL YEAR ENDED MAY 31,
                                     ------------------------------
                                       1991       1990       1989
                                     --------   --------   --------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR       $10.48     $10.06      $9.40
                                     --------   --------   --------
+ INCOME (LOSS)
   from net investment income            0.40       0.55       0.62
   from net realized & unrealized
     gain (loss) on securities           0.57       0.44       0.65
                                     --------   --------   --------
   total income from investment
     operations                          0.97       0.99       1.27
                                     --------   --------   --------
- DISTRIBUTIONS
   from net investment income           (0.40)     (0.57)     (0.61)
   from net realized gain on
     securities                            --         --         --
                                     --------   --------   --------
   total distributions                  (0.40)     (0.57)     (0.61)
                                     --------   --------   --------
= SHARE VALUE
   AT END OF YEAR                      $11.05     $10.48     $10.06
                                     ========   ========   ========
TOTAL RETURN                            9.75%     10.06%     14.00%
                                     ========   ========   ========
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
   assets                               0.92%      0.92%      1.00%
 Ratio of net investment income to
   average net assets                   3.94%      5.38%      6.43%
 Portfolio turnover rate                  55%        51%        93%
 Number of shares outstanding at
   end of year (000's)                 11,891     11,158      9,969
 Net assets at end of year (000's)   $131,416   $116,966   $100,248
 Average net assets during the year
   (000's)                           $116,266   $107,626   $ 92,364
 Average commission rate paid             N/A        N/A        N/A

(1) The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

CAPITAL CONSERVATION FUND
--------------------------------------------------------------------------------

                                                             FISCAL YEAR ENDED MAY 31,
                                     --------------------------------------------------------------------------
                                       1998       1997       1996       1995       1994       1993       1992
                                     --------   --------   --------   --------   --------   --------   --------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR       $9.31       $9.23     $9.52      $9.13      $9.87      $9.29      $8.81
                                     -------    --------   -------    -------    -------    -------    -------
+ INCOME (LOSS)
 from net investment income             0.61        0.62      0.62       0.63       0.61       0.65       0.69
 from net realized & unrealized
   gain (loss) on securities            0.37        0.08     (0.29)      0.39      (0.69)      0.58       0.48
                                     -------    --------   -------    -------    -------    -------    -------
 total income (loss) from
   investment operations                0.98        0.70      0.33       1.02      (0.08)      1.23       1.17
                                     -------    --------   -------    -------    -------    -------    -------
- DISTRIBUTIONS
   from net investment income          (0.61)      (0.62)    (0.62)     (0.63)     (0.61)     (0.65)     (0.69)
   from net realized gain on
     securities                           --          --        --         --      (0.05)        --         --
                                     -------    --------   -------    -------    -------    -------    -------
   total distributions                 (0.61)      (0.62)    (0.62)     (0.63)     (0.66)     (0.65)     (0.69)
                                     -------    --------   -------    -------    -------    -------    -------
= SHARE VALUE
   AT END OF YEAR                      $9.68       $9.31     $9.23      $9.52      $9.13      $9.87      $9.29
                                     =======    ========   =======    =======    =======    =======    =======
TOTAL RETURN                          10.76%       7.75%     3.41%     11.80%     (1.13)%    13.60%     13.72%
                                     =======    ========   =======    =======    =======    =======    =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
   assets                              0.54%       0.57%     0.57%      0.58%      0.59%      0.67%      0.77%
 Ratio of net investment income to
   average net assets                  6.32%       6.59%     6.47%      6.88%      6.24%      6.77%      7.80%
 Portfolio turnover rate                 14%         45%       80%       100%        55%        58%       121%
 Number of shares outstanding at
   end of period (000's)               6,577       7,168     7,604      6,935      6,712      5,095      3,939
 Net assets at end of period
   (000's)                           $63,654     $66,747   $70,212    $66,031    $61,305    $50,290    $36,609
 Average net assets during the
   period (000's)                    $66,996     $69,352   $70,271    $61,568    $59,210    $43,316    $29,793

                                       FISCAL YEAR ENDED MAY 31,
                                     ------------------------------
                                       1991       1990       1989
                                     --------   --------   --------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR       $9.08      $9.48      $9.29
                                     -------    -------    -------
+ INCOME (LOSS)
 from net investment income             0.73       0.80       0.75
 from net realized & unrealized
   gain (loss) on securities           (0.27)     (0.36)      0.17
                                     -------    -------    -------
 total income (loss) from
   investment operations                0.46       0.44       0.92
                                     -------    -------    -------
- DISTRIBUTIONS
   from net investment income          (0.73)     (0.84)     (0.73)
   from net realized gain on
     securities                           --         --         --
                                     -------    -------    -------
   total distributions                 (0.73)     (0.84)     (0.73)
                                     -------    -------    -------
= SHARE VALUE
   AT END OF YEAR                      $8.81      $9.08      $9.48
                                     =======    =======    =======
TOTAL RETURN                           5.40%      4.73%     10.45%
                                     =======    =======    =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
   assets                              0.83%      0.83%      0.88%
 Ratio of net investment income to
   average net assets                  8.25%      8.64%      8.82%
 Portfolio turnover rate                142%       125%        55%
 Number of shares outstanding at
   end of period (000's)               2,333      1,983      1,429
 Net assets at end of period
   (000's)                           $20,541    $18,006    $13,544
 Average net assets during the
   period (000's)                    $19,105    $16,278     $9,562

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

                                                             FISCAL YEAR ENDED MAY 31,
                                     --------------------------------------------------------------------------
                                       1998       1997       1996       1995       1994       1993       1992
                                     --------   --------   --------   --------   --------   --------   --------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR       $9.67       $9.61     $9.89      $9.55     $10.30      $9.84      $9.34
                                     -------    --------   -------    -------    -------    -------    -------
+ INCOME (LOSS)
   from investment income               0.58        0.59      0.61       0.60       0.55       0.61       0.65
   from net realized & unrealized
     gain (loss) on securities          0.42        0.06     (0.28)      0.35      (0.59)      0.59       0.49
                                     -------    --------   -------    -------    -------    -------    -------
   total income (loss) from
     investment operations              1.00        0.65      0.33       0.95      (0.04)      1.20       1.14
                                     -------    --------   -------    -------    -------    -------    -------
- DISTRIBUTIONS
   from net investment income          (0.58)      (0.59)    (0.61)     (0.61)     (0.55)     (0.61)     (0.64)
   from net realized gain on
     securities                           --          --        --         --      (0.16)     (0.13)        --
                                     -------    --------   -------    -------    -------    -------    -------
   total distributions                 (0.58)      (0.59)    (0.61)     (0.61)     (0.71)     (0.74)     (0.64)
                                     -------    --------   -------    -------    -------    -------    -------
= SHARE VALUE
   AT END OF YEAR                     $10.09       $9.67     $9.61      $9.89      $9.55     $10.30      $9.84
                                     =======    ========   =======    =======    =======    =======    =======
TOTAL RETURN                          10.60%       6.94%     3.32%     10.43%     (0.66)%    12.56%     12.60%
                                     =======    ========   =======    =======    =======    =======    =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
   assets                              0.54%       0.56%     0.56%      0.58%      0.59%      0.67%      0.76%
 Ratio of net investment income to
   average net assets                  5.82%       6.11%     6.21%      6.36%      5.44%      6.08%      6.77%
 Portfolio turnover rate                 24%         38%       36%       229%        85%       105%        78%
 Number of shares outstanding at
   end of year (000's)                 9,129       8,672     8,164      5,478      4,544      3,110      2,090
 Net assets at end of year (000's)   $92,120     $83,827   $78,423    $54,174    $43,401    $32,023    $20,559
 Average net assets during the year
   (000's)                           $87,574     $83,293   $68,017    $45,200    $41,596    $26,145    $17,069

                                     FISCAL YEAR ENDED MAY 31,
                                     --------------------------
                                       1991      1990     1989
                                     --------   ------   ------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR       $9.20    $9.42     $9.24
                                     -------    ------   ------
+ INCOME (LOSS)
   from investment income               0.66     0.70      0.71
   from net realized & unrealized
     gain (loss) on securities          0.14    (0.17)     0.15
                                     -------    ------   ------
   total income (loss) from
     investment operations              0.80     0.53      0.86
                                     -------    ------   ------
- DISTRIBUTIONS
   from net investment income          (0.66)   (0.75)    (0.68)
   from net realized gain on
     securities                           --       --        --
                                     -------    ------   ------
   total distributions                 (0.66)   (0.75)    (0.68)
                                     -------    ------   ------
= SHARE VALUE
   AT END OF YEAR                      $9.34    $9.20     $9.42
                                     =======    ======   ======
TOTAL RETURN                           9.28%    5.76%     9.57%
                                     =======    ======   ======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
   assets                              0.87%    0.86%     0.85%
 Ratio of net investment income to
   average net assets                  7.25%    7.77%     7.89%
 Portfolio turnover rate                 87%      85%       38%
 Number of shares outstanding at
   end of year (000's)                 1,468      978       570
 Net assets at end of year (000's)   $13,711    $8,997   $5,374
 Average net assets during the year
   (000's)                           $11,393    $7,233   $4,565

GROWTH FUND
--------------------------------------------------------------------------------

                                                         FISCAL YEAR ENDED MAY 31,                                  PERIOD FROM
                                    -------------------------------------------------------------------           APRIL 29, 1994
                                       1998                1997               1996               1995             TO MAY 31, 1994
                                    ----------           --------           --------           --------           ---------------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF PERIOD      $17.62             $16.49             $11.43              $9.87                $10.00(1)
                                    ----------           --------           --------           --------               -------
+ INCOME (LOSS)
   from net investment income            (0.02)              0.02               0.11               0.04                  0.01
   from net realized & unrealized
     gain (loss) on securities            4.82               1.45               5.27               1.56                 (0.13)
                                    ----------           --------           --------           --------               -------
   total income (loss) from
     investment operations                4.80               1.47               5.38               1.60                 (0.12)
                                    ----------           --------           --------           --------               -------
- DISTRIBUTIONS
   from net investment income            (0.01)             (0.01)             (0.09)             (0.04)                (0.01)
   from net realized gain on
     securities                          (0.33)             (0.33)             (0.23)                --                    --
                                    ----------           --------           --------           --------               -------
   total distributions                   (0.34)             (0.34)             (0.32)             (0.04)                (0.01)
                                    ----------           --------           --------           --------               -------
= SHARE VALUE
   AT END OF PERIOD                     $22.08             $17.62             $16.49             $11.43                 $9.87
                                    ==========           ========           ========           ========               =======
TOTAL RETURN                            27.41%              9.00%             47.46%             16.25%               (1.19)%
                                    ==========           ========           ========           ========               =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
   assets                                0.84%              0.86%              0.83%              0.91%                 0.08%
 Ratio of net investment income to
   average net assets                  (0.11)%              0.09%              0.89%              0.41%                 0.11%
 Portfolio turnover rate                   43%                40%                36%                61%                    0%
 Number of shares outstanding at
   end of year (000's)                  49,832             42,422             25,826              8,800                 1,001
 Net assets at end of year (000's)  $1,100,137           $747,654           $425,787           $100,614                $9,885
 Average net assets during the
   year (000's)                       $946,335           $588,056           $238,228           $ 42,232                $9,944
 Average commission rate paid          $0.0474            $0.0499                N/A                N/A                   N/A

------------

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

GROWTH & INCOME FUND
--------------------------------------------------------------------------------

                                                                                                                    PERIOD FROM
                                                           FISCAL YEAR ENDED MAY 31,                               APRIL 29, 1994
                                       -----------------------------------------------------------------                 TO
                                         1998               1997               1996               1995              MAY 31, 1994
                                       --------           --------           --------           --------           --------------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF PERIOD       $16.86             $14.78             $11.09             $9.87                $10.00(1)
                                       --------           --------           --------           -------               -------
+ INCOME (LOSS)
   from net investment income              0.08               0.10               0.08              0.09                  0.02
   from net realized & unrealized
     gain (loss) on securities             3.26               2.38               3.77              1.22                 (0.13)
                                       --------           --------           --------           -------               -------
   total income (loss) from
     investment operations                 3.34               2.48               3.85              1.31                 (0.11)
                                       --------           --------           --------           -------               -------
- DISTRIBUTIONS
   from net investment income             (0.08)             (0.10)             (0.07)            (0.09)                (0.02)
   from net realized gain on
     securities                           (0.21)             (0.29)             (0.09)               --                    --
                                       --------           --------           --------           -------               -------
   total distributions                    (0.29)             (0.39)             (0.16)            (0.09)                (0.02)
                                       --------           --------           --------           -------               -------
= SHARE VALUE
   AT END OF PERIOD                      $19.91             $16.87             $14.78            $11.09                 $9.87
                                       ========           ========           ========           =======               =======
TOTAL RETURN                             19.87%             17.08%             34.85%            13.35%               (1.11)%
                                       ========           ========           ========           =======               =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
   assets                                 0.80%              0.81%              0.79%             0.86%                 0.07%
 Ratio of net investment income to
   average net assets                     0.43%              0.70%              0.63%             0.93%                 0.22%
 Portfolio turnover rate                    78%                45%                64%               97%                   11%
 Number of shares outstanding at end
   of year (000's)                       13,619             12,422              7,685             3,867                 1,002
 Net assets at end of year (000's)     $271,159           $209,545           $113,546           $42,867                $9,890
 Average net assets during the year
   (000's)                             $252,647           $161,226            $75,158           $21,910                $9,946
 Average commission rate paid           $0.0500            $0.0500                N/A               N/A                   N/A

------------

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

INTERNATIONAL EQUITIES FUND
--------------------------------------------------------------------------------

                                                                                                                      PERIOD FROM
                                                                                                                      OCTOBER 2,
                                                            FISCAL YEAR ENDED MAY 31,                                    1989
                              -------------------------------------------------------------------------------------   TO MAY 31,
                                1998       1997       1996       1995       1994       1993       1992       1991        1990
                              --------   --------   --------   --------   --------   --------   --------   --------   -----------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF
  PERIOD                        $11.44     $11.15     $10.42     $10.14      $8.99     $8.03      $8.58      $9.17       $10.00(1)
                              --------   --------   --------   --------   --------   -------    -------    -------     --------
+ INCOME (LOSS)
   from net investment
   income                         0.23       0.20       0.17       0.15       0.11      0.18       0.15       0.23         0.10
   from net realized &
     unrealized gain (loss)
     on securities                0.85       0.63       0.97       0.34       1.17      0.93      (0.55)     (0.59)       (0.83)
                              --------   --------   --------   --------   --------   -------    -------    -------     --------
   total income (loss) from
     investment operations        1.08       0.83       1.14       0.49       1.28      1.11      (0.40)     (0.36)       (0.73)
                              --------   --------   --------   --------   --------   -------    -------    -------     --------
- DISTRIBUTIONS
   from net investment
   income                        (0.24)     (0.19)     (0.17)     (0.15)     (0.11)    (0.15)     (0.15)     (0.23)       (0.10)
   from net realized gain on
     securities                  (0.33)     (0.35)     (0.24)     (0.06)     (0.02)       --         --         --           --
                              --------   --------   --------   --------   --------   -------    -------    -------     --------
   total distributions           (0.57)     (0.54)     (0.41)     (0.21)     (0.13)    (0.15)     (0.15)     (0.23)       (0.10)
                              --------   --------   --------   --------   --------   -------    -------    -------     --------
= SHARE VALUE
   AT END OF PERIOD             $11.95     $11.44     $11.15     $10.42     $10.14     $8.99      $8.03      $8.58        $9.17
                              ========   ========   ========   ========   ========   =======    =======    =======     ========
TOTAL RETURN                     9.92%      7.74%     11.14%      4.92%     14.31%    14.18%     (4.69)%   (3.71)%        (7.42)%
                              ========   ========   ========   ========   ========   =======    =======    =======     ========
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to
   average net assets            0.40%      0.42%      0.42%      0.45%      0.47%     0.53%      0.65%      0.37%        0.19%
 Ratio of net investment
   income to average net
   assets                        1.92%      1.75%      1.65%      1.47%      1.43%     2.33%      1.84%      2.67%        1.10%
 Portfolio turnover rate            9%        12%        20%        14%         7%        9%         5%         3%           0%
 Number of shares
   outstanding at end of
   year (000's)                 13,009     15,857     18,497     20,074     17,273     7,429      4,256      2,451        1,310
 Net assets at end of year
   (000's)                    $155,469   $181,437   $206,259   $209,091   $175,183   $66,809    $34,182    $21,036      $12,005
 Average net assets during
   the year (000's)           $165,984   $191,117   $204,792   $199,235   $117,264   $45,509    $26,542    $15,693      $ 7,853
 Average commission rate
   paid                        $0.0332    $0.0236        N/A        N/A        N/A       N/A        N/A        N/A          N/A

------------

(1) The net asset value at the beginning of the period is as of commencement of operations on October 2, 1989.

INTERNATIONAL GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

                                                                                                                      PERIOD FROM
                                                                                                                      OCTOBER 1,
                                                                       FISCAL YEAR ENDED MAY 31,                        1991 TO
                                                    ---------------------------------------------------------------     MAY 31,
                                                      1998       1997       1996       1995       1994       1993        1992
                                                    --------   --------   --------   --------   --------   --------   -----------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF PERIOD                    $11.33     $11.79     $12.72    $10.97     $11.16     $10.43       $10.00(1)
                                                    --------   --------   --------   -------    -------    -------      -------
+ INCOME (LOSS)
   from net investment income                           0.56       0.63       0.65      0.65       0.62       0.76         0.48
   from net realized & unrealized gain (loss) on
     securities and foreign currencies                 (0.26)     (0.49)     (0.89)     1.80      (0.20)      0.70         0.42
                                                    --------   --------   --------   -------    -------    -------      -------
   total income (loss) from investment operations       0.30       0.14      (0.24)     2.45       0.42       1.46         0.90
                                                    --------   --------   --------   -------    -------    -------      -------
- DISTRIBUTIONS
   from net investment income                          (0.20)     (0.58)     (0.68)    (0.70)     (0.60)     (0.73)       (0.47)
   from net realized gain on securities                (0.01)     (0.02)     (0.01)       --      (0.01)        --           --
                                                    --------   --------   --------   -------    -------    -------      -------
   total distributions                                 (0.21)     (0.60)     (0.69)    (0.70)     (0.61)     (0.73)       (0.47)
                                                    --------   --------   --------   -------    -------    -------      -------
= SHARE VALUE
   AT END OF PERIOD                                   $11.42     $11.33     $11.79    $12.72     $10.97     $11.16       $10.43
                                                    ========   ========   ========   =======    =======    =======      =======
TOTAL RETURN                                           2.65%      1.13%      (1.91)%  23.23%      3.87%     14.50%        9.18%
                                                    ========   ========   ========   =======    =======    =======      =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets               0.55%      0.56%      0.56%     0.59%      0.48%      0.14%        0.08%
 Ratio of net investment income to average net
   assets                                              4.70%      5.13%      5.45%     5.83%      5.87%      7.02%        4.62%
 Portfolio turnover rate                                 17%         4%        11%        6%         3%        26%          12%
 Number of shares outstanding at end of year
   (000's)                                            13,646     15,680     12,073     6,111      3,741      2,062        1,259
 Net assets at end of year (000's)                  $155,783   $177,709   $142,383   $77,734    $41,028    $23,009      $13,126
 Average net assets during the year (000's)         $168,439   $166,147   $114,693   $51,451    $33,561    $18,135      $11,938

------------

(1) The net asset value at the beginning of the period is as of commencement of operations on October 1, 1991.

MIDCAP INDEX FUND(1)
--------------------------------------------------------------------------------

                                                             FISCAL YEAR ENDED MAY 31,
                                     --------------------------------------------------------------------------
                                       1998       1997       1996       1995       1994       1993       1992
                                     --------   --------   --------   --------   --------   --------   --------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR       $20.83     $19.09     $15.68     $14.54     $14.38     $12.86     $12.51
                                     --------   --------   --------   --------   --------   --------   --------
+ INCOME (LOSS)
   from net investment income            0.23       0.24       0.24       0.26       0.23       0.24       0.23
   from net realized & unrealized
    gain (loss) on securities            5.80       2.95       4.06       1.59       0.28       1.93       0.39
                                     --------   --------   --------   --------   --------   --------   --------
   total income (loss) from
    investment operations                6.03       3.19       4.30       1.85       0.51       2.17       0.62
                                     --------   --------   --------   --------   --------   --------   --------
- DISTRIBUTIONS
   from net investment income           (0.23)     (0.24)     (0.24)     (0.26)     (0.23)     (0.24)     (0.23)
   from net realized gain on
    securities                          (1.36)     (1.21)     (0.65)     (0.45)     (0.12)     (0.41)     (0.04)
                                     --------   --------   --------   --------   --------   --------   --------
   total distributions                  (1.59)     (1.45)     (0.89)     (0.71)     (0.35)     (0.65)     (0.27)
                                     --------   --------   --------   --------   --------   --------   --------
= SHARE VALUE
   AT END OF YEAR                      $25.27     $20.83     $19.09     $15.68     $14.54     $14.38     $12.86
                                     ========   ========   ========   ========   ========   ========   ========
TOTAL RETURN                           29.62%     17.48%     28.10%     13.26%      3.52%     17.21%      5.01%
                                     ========   ========   ========   ========   ========   ========   ========
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
   assets                               0.36%      0.40%      0.41%      0.44%      0.46%      0.47%      0.54%
 Ratio of net investment income to
   average net assets                   0.95%      1.24%      1.36%      1.73%      1.62%      1.79%      1.82%
 Portfolio turnover rate                  26%        19%        21%        23%        17%         5%       112%
 Number of shares outstanding at
   end of year (000's)                 31,830     29,137     28,322     25,988     24,001     14,673      8,862
 Net assets at end of year (000's)   $804,318   $607,061   $540,688   $407,557   $349,041   $210,931   $113,992
 Average net assets during the year
   (000's)                           $722,652   $554,397   $477,372   $376,486   $285,247   $154,979    $88,456
 Average commission rate paid         $0.0278    $0.0277        N/A        N/A        N/A        N/A        N/A

                                       FISCAL YEAR ENDED MAY 31,
                                     ------------------------------
                                       1991       1990       1989
                                     --------   --------   --------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR      $12.92     $12.25     $10.86
                                     -------    -------    -------
+ INCOME (LOSS)
   from net investment income           0.28       0.28       0.30
   from net realized & unrealized
    gain (loss) on securities          (0.30)      0.71       1.51
                                     -------    -------    -------
   total income (loss) from
    investment operations              (0.02)      0.99       1.81
                                     -------    -------    -------
- DISTRIBUTIONS
   from net investment income          (0.28)     (0.32)     (0.27)
   from net realized gain on
    securities                         (0.11)        --      (0.15)
                                     -------    -------    -------
   total distributions                 (0.39)     (0.32)     (0.42)
                                     -------    -------    -------
= SHARE VALUE
   AT END OF YEAR                     $12.51     $12.92     $12.25
                                     =======    =======    =======
TOTAL RETURN                           0.20%      8.22%     17.06%
                                     =======    =======    =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
   assets                              0.67%      0.68%      0.74%
 Ratio of net investment income to
   average net assets                  2.41%      2.29%      2.72%
 Portfolio turnover rate                101%       131%        67%
 Number of shares outstanding at
   end of year (000's)                 6,168      5,712      5,354
 Net assets at end of year (000's)   $77,146    $73,815    $65,586
 Average net assets during the year
   (000's)                           $69,696    $67,421    $57,398
 Average commission rate paid            N/A        N/A        N/A

------------

(1) Effective October 1, 1991 the Fund's name was changed from the Capital Accumulation Fund to the MidCap Index Fund. Additionally, on October 1, 1991 the investment objectives and investment program for the Fund were changed. Bankers Trust has been the Fund's Sub-adviser since May 1, 1992.

MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                             FISCAL YEAR ENDED MAY 31,
                                     --------------------------------------------------------------------------
                                       1998       1997       1996       1995       1994       1993       1992
                                     --------   --------   --------   --------   --------   --------   --------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR        $1.00      $1.00     $1.00       $1.00      $1.00     $1.00      $1.00
                                     --------   --------   -------    --------   --------   -------    -------
+ INCOME
   from net investment income            0.05       0.05      0.05        0.05       0.03      0.03       0.05
                                     --------   --------   -------    --------   --------   -------    -------
- DISTRIBUTIONS
   from net investment income           (0.05)     (0.05)    (0.05)      (0.05)     (0.03)    (0.03)     (0.05)
                                     --------   --------   -------    --------   --------   -------    -------
= SHARE VALUE
   AT END OF YEAR                       $1.00      $1.00     $1.00       $1.00      $1.00     $1.00      $1.00
                                     ========   ========   =======    ========   ========   =======    =======
TOTAL RETURN                            5.25%      5.02%     5.26%       4.90%      2.83%     2.85%      4.47%
                                     ========   ========   =======    ========   ========   =======    =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
   assets                               0.54%      0.57%     0.57%       0.57%      0.58%     0.63%      0.67%
 Ratio of net investment income to
   average net assets                   5.14%      4.95%     5.14%       4.75%      2.78%     2.81%      4.42%
 Number of shares outstanding at
   end of year (000's)                190,975    128,125    83,618      82,256     50,534    45,323     48,355
 Total net assets at end of year
   (000's)                           $190,975   $128,125   $83,618     $82,254    $50,533   $45,322    $48,353
 Average net assets during the year
   (000's)                           $150,625   $113,882   $84,271     $67,021    $46,222   $45,562    $46,305

                                       FISCAL YEAR ENDED MAY 31,
                                     ------------------------------
                                       1991       1990       1989
                                     --------   --------   --------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR       $1.00      $1.00      $1.00
                                     -------    -------    -------
+ INCOME
   from net investment income           0.07       0.08       0.08
                                     -------    -------    -------
- DISTRIBUTIONS
   from net investment income          (0.07)     (0.08)     (0.08)
                                     -------    -------    -------
= SHARE VALUE
   AT END OF YEAR                      $1.00      $1.00      $1.00
                                     =======    =======    =======
TOTAL RETURN                           7.11%      8.31%      8.63%
                                     =======    =======    =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
   assets                              0.68%      0.74%      0.46%
 Ratio of net investment income to
   average net assets                  6.86%      7.93%      8.39%
 Number of shares outstanding at
   end of year (000's)                38,572     27,628     21,445
 Total net assets at end of year
   (000's)                           $38,570    $27,628    $21,445
 Average net assets during the year
   (000's)                           $34,733    $22,563    $13,385

SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                                                                    PERIOD FROM
                                                          FISCAL YEAR ENDED MAY 31,                                APRIL 29, 1994
                                     -------------------------------------------------------------------                 TO
                                        1998                1997               1996               1995              MAY 31, 1994
                                        ----                ----               ----               ----             --------------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF PERIOD       $19.88             $20.48             $14.43              $9.83               $10.00(1)
                                     ----------           --------           --------           --------              -------
+ INCOME (LOSS)
   from net investment income             (0.09)                --                 --               0.03                   --
   from realized & unrealized gain
     (loss) on securities                  2.28               0.33               8.08               4.72                (0.17)
                                     ----------           --------           --------           --------              -------
   total income (loss) from
     investment operations                 2.19               0.33               8.08               4.75                (0.17)
                                     ----------           --------           --------           --------              -------
- DISTRIBUTIONS
   from net investment income                --                 --                 --              (0.02)                  --
   from net realized gain on
     securities                              --              (0.93)             (2.03)             (0.13)                  --
                                     ----------           --------           --------           --------              -------
   total distributions                       --              (0.93)             (2.03)             (0.15)                  --
                                     ----------           --------           --------           --------              -------
= SHARE VALUE
   AT END OF PERIOD                      $22.07             $19.88             $20.48             $14.43                $9.83
                                     ==========           ========           ========           ========              =======
TOTAL RETURN                             10.85%              1.81%             58.28%             48.61%              (1.66)%
                                     ==========           ========           ========           ========              =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
   assets                                 0.95%              0.96%              0.94%              1.00%                0.08%
 Ratio of net investment income
   (loss) to average net assets         (0.46)%            (0.29)%            (0.07)%              0.36%                0.04%
 Portfolio turnover rate                   128%               122%               116%               121%                   0%
 Number of shares outstanding at
   end of year (000's)                   46,355             40,484             27,696             11,550                1,001
 Net assets at end of year (000's)   $1,023,141           $804,982           $567,187           $166,683              $ 9,834
 Average net assets during the year
   (000's)                             $949,947           $664,608           $363,087           $ 64,974              $ 9,918
 Average commission rate paid           $0.0455            $0.0393                N/A                N/A                  N/A

------------

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                           FISCAL YEAR ENDED MAY 31,                                PERIOD FROM
                                        ---------------------------------------------------------------             MAY 1, 1992
                                          1998       1997       1996       1995       1994       1993             TO MAY 31, 1992
                                        --------   --------   --------   --------   --------   --------           ---------------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF PERIOD        $16.18     $16.25     $12.49     $11.52     $11.28     $ 9.93                 $10.00(1)
                                        --------   --------   --------   --------   --------   --------               --------
+ INCOME (LOSS)
   from net investment income               0.19       0.19       0.20       0.17       0.13       0.15                   0.02
   from net realized & unrealized gain
     (loss) on securities                   3.17       0.93       4.04       0.97       0.58       1.48                  (0.07)
                                        --------   --------   --------   --------   --------   --------               --------
   total income (loss) from investment
     operations                             3.36       1.12       4.24       1.14       0.71       1.63                  (0.05)
                                        --------   --------   --------   --------   --------   --------               --------
- DISTRIBUTIONS
   from net investment income              (0.19)     (0.19)     (0.20)     (0.17)     (0.13)     (0.15)                 (0.02)
   from net realized gain on
     securities                            (1.41)     (1.00)     (0.28)        --      (0.34)     (0.13)                    --
                                        --------   --------   --------   --------   --------   --------               --------
   total distributions                     (1.60)     (1.19)     (0.48)     (0.17)     (0.47)     (0.28)                 (0.02)
                                        --------   --------   --------   --------   --------   --------               --------
= SHARE VALUE
   AT END OF PERIOD                       $17.94     $16.18     $16.25     $12.49     $11.52     $11.28                 $ 9.93
                                        ========   ========   ========   ========   ========   ========               ========
TOTAL RETURN                              21.34%      7.51%     34.50%      9.98%      6.18%     16.64%                (0.50)%
                                        ========   ========   ========   ========   ========   ========               ========
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
   assets                                  0.39%      0.41%      0.41%      0.44%      0.47%      0.47%                  0.04%
 Ratio of net investment income to
   average net assets                      1.05%      1.34%      1.36%      1.44%      1.10%      1.40%                  0.21%
 Portfolio turnover rate                     36%        42%        31%        34%        16%        20%                     0%
 Number of shares outstanding at end
   of year (000's)                        13,777     11,893     11,129     10,136      9,381      3,687                  1,107
 Net assets at end of year (000's)      $247,183   $192,459   $180,785   $126,567   $108,050   $ 41,581                $10,989
 Average net assets during the year
   (000's)                              $227,757   $178,368   $150,448   $120,298    $70,690   $ 22,142                $10,989
 Average commission rate paid            $0.0162    $0.0297        N/A        N/A        N/A        N/A                    N/A

------------
(1) The net asset value at the beginning of the period is as of commencement of operations on May 1, 1992. Bankers Trust has been the Fund's Sub-adviser since May 1, 1992.

SOCIAL AWARENESS FUND
--------------------------------------------------------------------------------

                                                                   FISCAL YEAR ENDED MAY 31,
                                     --------------------------------------------------------------------------------------
                                       1998       1997        1996       1995       1994       1993       1992       1991
                                     --------   ---------   --------   --------   --------   --------   --------   --------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF PERIOD     $17.90      $15.49    $13.02     $11.98     $12.12     $11.43     $11.13     $10.59
                                     --------   ---------   -------    -------    -------    -------    -------    -------
+ INCOME (LOSS)
   from net investment income            0.23        0.24      0.26       0.27       0.26       0.24       0.26       0.26
   from net realized & unrealized
     gain (loss) on securities           5.07        4.19      3.37       1.75      (0.02)      1.22       0.30       0.54
                                     --------   ---------   -------    -------    -------    -------    -------    -------
   total income from investment
     operations                          5.30        4.43      3.63       2.02       0.24       1.46       0.56       0.80
                                     --------   ---------   -------    -------    -------    -------    -------    -------
- DISTRIBUTIONS
   from net investment income           (0.23)      (0.24)    (0.25)     (0.27)     (0.26)     (0.24)     (0.26)     (0.26)
   from net realized gain on
     securities                         (0.81)      (1.78)    (0.91)     (0.71)     (0.12)     (0.53)        --         --
                                     --------   ---------   -------    -------    -------    -------    -------    -------
   total distributions                  (1.04)      (2.02)    (1.16)     (0.98)     (0.38)     (0.77)     (0.26)     (0.26)
                                     --------   ---------   -------    -------    -------    -------    -------    -------
= SHARE VALUE
   AT END OF PERIOD                    $22.16      $17.90    $15.49     $13.02     $11.98     $12.12     $11.43     $11.13
                                     ========   =========   =======    =======    =======    =======    =======    =======
TOTAL RETURN                           30.34%      30.48%    28.85%     18.19%      1.97%     13.08%      5.08%      7.89%
                                     ========   =========   =======    =======    =======    =======    =======    =======
 RATIOS/SUPPLEMENTAL DATA
   Ratio of expenses to average net
   assets                               0.54%       0.56%     0.56%      0.58%      0.60%      0.63%      0.16%      0.44%
 Ratio of net investment income to
   average net assets                   1.17%       1.53%     1.80%      2.22%      2.19%      2.14%      2.34%      2.66%
 Portfolio turnover rate                 120%        109%      117%       148%        83%       106%       203%       100%
 Number of shares outstanding at
   end of year (000's)                 15,080       8,677     5,220      4,143      3,817      2,819      1,799        973
 Net assets at end of year (000's)   $334,167    $155,349   $80,887    $53,927    $45,729    $34,166    $20,570    $10,835
 Average net assets during the year
   (000's)                           $240,782    $106,139   $66,888    $47,942    $41,002    $26,920    $15,365    $ 7,959
 Average commission rate paid         $0.0431     $0.0400       N/A        N/A        N/A        N/A        N/A        N/A

                                       PERIOD FROM
                                     OCTOBER 2, 1989
                                           TO
                                      MAY 31, 1990
                                     ---------------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF PERIOD         $10.00(1)
                                        ---------
+ INCOME (LOSS)
   from net investment income                0.20
   from net realized & unrealized
     gain (loss) on securities               0.59
                                        ---------
   total income from investment
     operations                              0.79
                                        ---------
- DISTRIBUTIONS
   from net investment income               (0.20)
   from net realized gain on
     securities                                --
                                        ---------
   total distributions                      (0.20)
                                        ---------
= SHARE VALUE
   AT END OF PERIOD                        $10.59
                                        =========
TOTAL RETURN                                8.09%
                                        =========
 RATIOS/SUPPLEMENTAL DATA
   Ratio of expenses to average net
   assets                                   0.23%
 Ratio of net investment income to
   average net assets                       2.04%
 Portfolio turnover rate                      95%
 Number of shares outstanding at
   end of year (000's)                        612
 Net assets at end of year (000's)        $ 6,485
 Average net assets during the year
   (000's)                                $ 5,358
 Average commission rate paid                 N/A

------------

(1) The net asset value at the beginning of the period is as of commencement of operations on October 2, 1989.

STOCK INDEX FUND(1)
--------------------------------------------------------------------------------

                                                                  FISCAL YEAR ENDED MAY 31,
                                     ------------------------------------------------------------------------------------
                                        1998         1997         1996         1995         1994        1993       1992
                                     ----------   ----------   ----------   ----------   ----------   --------   --------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR         $26.09       $20.69       $16.81       $14.39       $14.36     $13.34     $12.60
                                     ----------   ----------   ----------   ----------   ----------   --------   --------
+ INCOME (LOSS)
   from net investment income              0.40         0.39         0.39         0.37         0.35       0.34       0.32
   from net realized & unrealized
    gain (loss) on securities              7.44         5.57         4.26         2.45         0.12       1.20       0.74
                                     ----------   ----------   ----------   ----------   ----------   --------   --------
   total income (loss) from
    investment operations                  7.84         5.96         4.65         2.82         0.47       1.54       1.06
                                     ----------   ----------   ----------   ----------   ----------   --------   --------
- DISTRIBUTIONS
   from net investment income             (0.40)       (0.39)       (0.38)       (0.37)       (0.35)     (0.34)     (0.32)
   from net realized gain on
    securities                            (0.15)       (0.17)       (0.39)       (0.03)       (0.09)     (0.18)        --
                                     ----------   ----------   ----------   ----------   ----------   --------   --------
   total distributions                    (0.55)       (0.56)       (0.77)       (0.40)       (0.44)     (0.52)     (0.32)
                                     ----------   ----------   ----------   ----------   ----------   --------   --------
= SHARE VALUE
   AT END OF YEAR                        $33.38       $26.09       $20.69       $16.81       $14.39     $14.36     $13.34
                                     ==========   ==========   ==========   ==========   ==========   ========   ========
TOTAL RETURN                             30.30%       29.24%       28.17%       19.98%        3.29%     11.74%      8.57%
                                     ==========   ==========   ==========   ==========   ==========   ========   ========
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
   assets                                 0.31%        0.34%        0.35%        0.38%        0.39%      0.43%      0.50%
 Ratio of net investment income to
   average net assets                     1.33%        1.76%        2.05%        2.44%        2.44%      2.52%      3.12%
 Portfolio turnover rate                     3%           3%           3%          14%           3%         1%        45%
 Number of shares outstanding at
   end of year (000's)                  104,334       93,687       85,117       75,451       75,494     66,224     55,598
 Net assets at end of year (000's)    3,482,655   $2,444,200   $1,760,786   $1,267,992   $1,086,459   $951,200   $741,667
 Average net assets during the year
   (000's)                           $2,968,059   $2,019,826   $1,498,398   $1,140,085   $1,030,581   $836,510   $167,262
 Average commission rate paid           $0.0238      $0.0281          N/A          N/A          N/A        N/A        N/A

                                       FISCAL YEAR ENDED MAY 31,
                                     ------------------------------
                                       1991       1990       1989
                                     --------   --------   --------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR      $11.86     $10.69       $8.90
                                     -------    -------    --------
+ INCOME (LOSS)
   from net investment income           0.31       0.33        0.27
   from net realized & unrealized
    gain (loss) on securities           0.81       1.32        1.86
                                     -------    -------    --------
   total income (loss) from
    investment operations               1.12       1.65        2.13
                                     -------    -------    --------
- DISTRIBUTIONS
   from net investment income          (0.31)     (0.35)      (0.25)
   from net realized gain on
    securities                         (0.07)     (0.13)      (0.09)
                                     -------    -------    --------
   total distributions                 (0.38)     (0.48)      (0.34)
                                     -------    -------    --------
= SHARE VALUE
   AT END OF YEAR                     $12.60     $11.86      $10.69
                                     =======    =======    ========
TOTAL RETURN                           9.98%     15.78%      24.40%
                                     =======    =======    ========
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net
   assets                              0.67%      0.61%       0.78%
 Ratio of net investment income to
   average net assets                  2.82%      3.05%       3.05%
 Portfolio turnover rate                  6%         8%         14%
 Number of shares outstanding at
   end of year (000's)                 6,662      3,456       1,924
 Net assets at end of year (000's)   $83,970    $40,969     $20,572
 Average net assets during the year
   (000's)                           $55,147    $29,824     $14,060
 Average commission rate paid            N/A        N/A         N/A

------------

(1) Bankers Trust has been the Fund's Sub-adviser since May 1, 1992.

ABOUT THE SERIES COMPANY'S MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC, a stock life insurance company, has been in the investment advisory business since 1960. VALIC, as of June 30, 1998, had over $8.5 billion in assets under management. Since May 30, 1985, VALIC has been the Investment Adviser for the Funds that comprise the Series Company.

VALIC is a member of the American General Corporation group of companies. The American General Corporation group of companies is a leading provider of retirement services, life insurance, and consumer loans. Members of the American General Corporation group of companies operate in each of the 50 states and Canada and collectively provide financial services with activities heavily weighted toward insurance.

As Investment Adviser, VALIC is responsible for each Fund's day to day operations. Also, VALIC supervises the purchase and sale of Fund Investments and performs the cash management function. For the MidCap Index Fund, the Stock Index Fund, the Small Cap Index Fund, the Growth Fund, the Science & Technology Fund, and the Growth & Income Fund, VALIC employs Investment Sub-advisers who make investment decisions for such Fund(s). However, we make investment decisions for, and are directly responsible for the day to day management of, the Asset Allocation Fund, the Money Market Fund, the Capital Conservation Fund, the Government Securities Fund, the International Equities Fund, the Social Awareness Fund, and the International Government Bond Fund. VALIC serves as Investment Adviser through an Investment Advisory Agreement it enters into with each Fund. These agreements are renewed once each year, by the Series Company Board of Directors.

One Investment Advisory Agreement covers these Funds:

                                      Effective Date of
            Fund Name                     Agreement
            ---------                 -----------------
Asset Allocation Fund
Money Market Fund
Capital Conservation Fund
                                      September 7, 1990
Government Securities Fund
International Equities Fund
Social Awareness Fund
International Government Bond          October 1, 1991
 Fund

Another Investment Advisory Agreement covers these Funds:

                                      Effective Date of
            Fund Name                     Agreement
            ---------                 -----------------
MidCap Index Fund
Stock Index Fund                         May 1, 1992
Small Cap Index Fund
Growth Fund
Growth & Income Fund                     May 1, 1994
Science & Technology Fund

For more information on these agreements, see the "Investment Adviser" section in the Statement of Additional Information.

INVESTMENT SUB-ADVISERS

For some of the Funds, VALIC works with Investment Sub-advisers, financial service companies that specialize in certain types of investing. However, VALIC still retains ultimate responsibility for managing the Funds. The Sub-adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.

The Sub-advisers are:

BANKERS TRUST COMPANY ("BANKERS TRUST")

Since May 1, 1992, Bankers Trust has been the Sub-adviser for the MidCap Index Fund, the Stock Index Fund, and the Small Cap Index Fund. Bankers Trust first offered investment management services in 1938 and began managing index funds in 1977. As of March 31, 1998, Bankers Trust managed $337.8 billion in assets. Bankers Trust is entirely owned by the Bankers Trust New York Corporation, a bank holding company. Bankers Trust is the seventh largest U.S. financial services institution as of December 31, 1996.

T. ROWE PRICE ASSOCIATES, INC.
("T. ROWE PRICE")

Since May 1, 1994, T. Rowe Price has been the Sub-adviser for the Growth Fund and the Science & Technology Fund. T. Rowe Price was incorporated in Maryland in 1947.

The firm, which was founded by Thomas Rowe Price, Jr. in 1937, is one of the pioneers of the growth stock theory of investing. T. Rowe Price, one of the nation's leading no-load fund managers, and its affiliates manage over $141 billion of assets as of June 30, 1998. Its approach to managing money is based on proprietary research and a strict investment discipline developed over six decades.

VALUE LINE, INC. ("VALUE LINE")

Since May 1, 1994, Value Line has been the Sub-adviser for the Growth & Income Fund.

Value Line, with assets under management in excess of $5 billion as of June 30, 1998, provides investment counseling services to companies and others. Investment selection is based on the Value Line Ranking System for TimelinessTM, which has evolved over many years of research. Value Line also publishes the Value Line Investment Survey, one of the best known U.S. investment advisory services covering about 1,700 stocks, organized into 90 industries. The majority of Value Line's outstanding stock is owned by Arnold Bernhard & Co., Inc. Value Line is a New York corporation.

VALIC'S ADDRESS is
2929 Allen Parkway,
Houston, Texas 77019.

BANKERS TRUST'S PRINCIPAL
OFFICES are located at
One Bankers Trust Plaza,
130 Liberty St., 36th Floor,
New York, New York 10006.

T. ROWE PRICE'S
PRINCIPAL OFFICES
are located at
100 East Pratt Street,
Baltimore, Maryland
21202.

VALUE LINE'S PRINCIPAL
OFFICES are located at
220 East 42nd Street,
6th Floor, New York,
New York 10017-5981.

--------------------------------------------------------------------------------

These financial service companies act as Investment Sub-advisers through an agreement each entered into with VALIC. For more information on these agreements and on these Sub-advisers, see the "Investment Sub-Advisers" section in the Statement of Additional Information.

PORTFOLIO MANAGER

A portfolio manager is a person or team of persons VALIC, or one of its Sub-advisers, has assigned to be primarily responsible for the day to day management of a Fund's investments. A Fund's investments are called its portfolio.

HOW ADVISERS ARE PAID FOR
THEIR SERVICES

VALIC

Each Fund pays VALIC a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the Fund's investments.

Here is a list of the percentages each Fund pays VALIC.

                                           Advisory Fee
              Fund Name                    (Annual Rate)
              ---------                    -------------
Index Equity Funds
 International Equities                 0.35% on the first
  Fund                                     $500 million;
 MidCap Index Fund                        0.25% on assets
 Small Cap Index Fund                          over
 Stock Index Fund                          $500 million
Growth Fund                                    0.80%
Growth & Income Fund                           0.75%
Capital Conservation Fund                      0.50%
Government Securities Fund                     0.50%
International Government Bond
 Fund                                          0.50%
Science & Technology Fund                      0.90%
Social Awareness Fund                          0.50%
Money Market Fund                              0.50%
Asset Allocation Fund*                         0.50%

The Investment Advisory Agreements we entered into with each Fund do not limit how much the Funds pay in monthly expenses each year. However, we voluntarily limit the Funds' monthly expenses as follows:

If a Fund's average monthly expenses, when annualized, are more than 2% of the Fund's estimated average daily net assets, we will pay the difference. As a result the Fund's yield or total return will increase. If VALIC decides to stop voluntarily reducing a Fund's expenses, it may do so by giving 30 days' notice, in writing, to the Series Company. To date, VALIC has not had to reduce expenses of any Fund as a result of this 2% voluntary reduction.

For the fiscal year ended May 31, 1998, the total expenses paid by the Series Company of each Fund's average net assets were, as a percentage, as follows:

                                                      Total
                                                    Expenses
                    Fund Name                         Ratio
                    ---------                       --------
International Equities Fund                           0.40%
MidCap Index Fund                                     0.36%
Small Cap Index Fund                                  0.39%
Stock Index Fund                                      0.31%
Growth Fund                                           0.84%
Growth & Income Fund                                  0.80%
Capital Conservation Fund                             0.54%
Government Securities Fund                            0.54%
International Government Bond Fund                    0.55%
Science & Technology Fund                             0.95%
Social Awareness Fund                                 0.54%
Money Market Fund                                     0.54%
Asset Allocation Fund*                                0.54%

* The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

The Sub-advisers

According to the agreements we have with the Sub-advisers, we pay them directly out of the fee we receive from the Funds. The Funds do not pay the Sub-advisers directly. We pay them a percentage of what is paid to us by the Funds. We and the Sub-advisers may agree to change the amount of money we pay them. Any such change increasing the charge would have to be approved by the Series Company Board of Directors and by the shareholders of the Fund.

Under the Investment Sub-Advisory
Agreement we have with Bankers Trust, we pay to Bankers Trust a monthly fee based on the respective average daily net asset values of the MidCap Index Fund at an annual rate of 0.03% on the first $300 million and 0.02% on assets over $300 million, the Stock Index Fund at an annual rate of 0.02% on the first $2 billion and 0.01% on assets over $2 billion and on the Small Cap Index Fund at an annual rate of 0.03% on the first $150 million and 0.02% on assets over $150 million.

Under the Investment Sub-Advisory
Agreement we have with T. Rowe Price, we pay T. Rowe Price a monthly fee based on the average daily net asset values of the Growth Fund at an annual rate of 0.50% on the first $500 million and 0.45% on assets over $500 million and on the Science & Technology Fund at an annual rate of 0.60% on the first $500 million and 0.55% on assets over $500 million.

Under the Investment Sub-Advisory
Agreement we have with Value Line, we pay Value Line a monthly fee based on the average daily net asset value of the Growth & Income Fund at an annual rate of 0.45%.

VALIC is required to pay a minimum yearly sub-advisory fee of $50,000 for the Small Cap Index Fund. There are no minimum yearly sub-advisory fees for the Stock Index Fund, MidCap Index Fund, Growth Fund, Growth & Income Fund and the Science & Technology Fund.

According to the agreements we have with the Sub-advisers, we will receive investment advice for each sub-advised Fund. Under these agreements we give the Sub-advisers the authority to manage these Funds and to buy and sell securities for these Funds. We retain the responsibility for the overall management of these Funds. The Sub-advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select.
The Sub-advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-adviser as allowed by law. This could include any affiliated futures commission merchants. Further, in the case of T. Rowe Price, it may include any indirectly related broker.

The Investment Company Act of 1940 ("1940 Act") permits Sub-advisers under certain conditions to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker can not be greater than the usual and customary broker's commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-adviser's affiliated broker are reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.

The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the Securities and Exchange Commission ("SEC"). The Series Company and the Sub-advisers have entered into a written contract, as required by the 1940 Act, to allow the Sub-adviser's affiliate to effect these type of transactions for commissions. The 1940 Act generally prohibits a Sub-adviser or a Sub-adviser's affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.

We and the Sub-advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.

ABOUT THE BOARD OF DIRECTORS

The Series Company Board of Directors currently consists of eight members: five are independent directors and three are VALIC employees.

The Board of Directors may change each Fund's investment objective, investment policies and non-fundamental investment restrictions without shareholder approval. The Board may not change any fundamental restrictions placed on the types of investments each Fund may buy. The fundamental restrictions appear in the Statement of Additional Information. Changes to these restrictions may be made with shareholder approval only.

For more information on
WHAT THE SUB-ADVISERS
ARE PAID, see the
"Investment Sub-Advisers"
section in the Statement of
Additional Information.

ABOUT THE FUNDS
--------------------------------------------------------------------------------

GROWTH, INCOME AND STABILITY
CATEGORIES

The Funds offered in this prospectus fall into three general investment categories: growth, income and stability.

Growth Category

The goal of a Fund in the growth category is to increase the value of your investment over the long term by investing mostly in stocks. Stocks are a type of investment that can increase in value over a period of years. Companies sell stock to get the money they need to grow. These companies often keep some of their profits to reinvest in their business. As they grow, the value of their stock may increase. This is how the value of your investment may increase.

Series Company Growth Category includes:

  Asset Allocation Fund

  Growth Fund

  Growth & Income Fund

  International Equities Fund

  MidCap Index Fund

  Science & Technology Fund

  Small Cap Index Fund

  Social Awareness Fund

  Stock Index Fund

Income Category

Unlike Funds in the growth category, where the objective is to make the Fund's investments increase in value, Funds in the income category try to keep the value of their investments from falling, while providing an increase in the value of your investment through the income earned on the Fund's investments. To meet this objective, Funds in the income category buy investments that are expected to pay interest to the Fund on a regular basis.

Series Company Income Category includes:

  Capital Conservation Fund

  Government Securities Fund

  International Government Bond Fund

Stability Category

Funds in the stability category provide liquidity, protection of capital and current income through investments in high quality securities.

Series Company Stability Category includes:

  Money Market Fund

ABOUT LEVEL OF RISK

The risks involved in each Fund are described in each Fund's Fact Sheet. These risks include market risk, credit risk, interest rate risk and risk associated with foreign securities. These risks are described in the "Types of Investments"
section in this prospectus. The money you invest in the Series Company is not insured. And, we can't guarantee that any of the Funds will meet their investment objectives. There's a chance you may lose money and end up with less than you invested.

ABOUT PORTFOLIO TURNOVER

Portfolio turnover occurs when a Fund sells its investments and buys new ones. In some Funds, high portfolio turnover occurs when these Funds sell and buy investments as part of their investment strategy. In other Funds, like the Index Funds discussed below, portfolio turnover is lower because the make up of the index stays fairly constant.

High portfolio turnover may cause a fund's expenses to increase. For example, a fund may have to pay brokerage fees and other related expenses.

--------------------------------------------------------------------------------

For each of the last two fiscal years the portfolio turnover rates for each of the Funds except the Money Market Fund were as follows:

                                                Fiscal Year
                                                  Ending
                                          -----------------------
                                          May 31,        May 31,
                                            1997           1998
                                          -------        -------
International Equities Fund                    12%             9%
MidCap Index Fund                              19%            26%
Small Cap Index Fund                           42%            36%
Stock Index Fund                                3%             3%
Growth Fund                                    40%            43%
Growth & Income Fund                           45%            78%
Capital Conservation Fund                      45%            14%
Government Securities Fund                     38%            24%
International Government Bond
 Fund                                           4%            17%
Science & Technology Fund                     122%           128%
Social Awareness Fund                         109%           120%
Asset Allocation Fund                         103%            24%

A portfolio turnover rate over 100% a year is higher than the rates of many other mutual fund companies. A high rate increases a Fund's transaction costs and expenses.
ABOUT FUND PERFORMANCE

From time to time the Series Company may advertise Fund performance information such as Fund average total return and index total return. Current Fund performance and information as to how this Fund performance information is calculated appears in the Statement of Additional Information. Additionally, information on separate account performance appears in your contract prospectus.

ABOUT INDEX EQUITY FUNDS
--------------------------------------------------------------------------------

Four of the 13 Funds in the Series Company are Index Equity Funds investing mostly in stocks. Their investment strategy is to track the performance of a specific index. This strategy is followed whether markets go up or down. As part of this investment strategy, each Fund may also invest in futures contracts and options. Because these Funds do not have a defensive investment strategy, when the market goes down, you will bear the risk of such market decline.

Index Funds perform best over the long term. This means you should plan to keep your money in an Index Fund for a period of years.

WHAT IS AN INDEX?
An index reflects the average performance of a particular class of securities. Examples of indexes include large company stocks (S&P 500 Index), mid-size company stocks (S&P MidCap 400 Index), the bond market, or stocks of companies in specific industries. Indexes are not managed funds, and cannot be bought. Investment advisers compare the results of the funds they manage to indexes that are close to the investment style of the fund. Information about the Series Company's use of Standard & Poor's Indexes is in the Statement of Additional Information.

WHICH INDEXES DO THESE FUNDS TRY
TO TRACK?
While there are more than a hundred different indexes, the Index Funds in this prospectus try to track four very prominent stock indexes:

The Stock Index Fund tracks the
Standard & Poor's 500 Stock Index(R)*

The Standard & Poor's 500 Stock Index(R) (S&P 500) tracks the common stock performance of large U.S. companies in the manufacturing, utilities, transportation, and financial industries. These companies are usually listed on the New York Stock Exchange. It also tracks performance of common stocks sold by foreign and smaller U.S. companies in similar industries. The smaller U.S. companies are usually listed on the American Stock Exchange. In total, this index tracks 500 common stocks.
This index may periodically change some of the stocks it tracks. And, different indexes sometimes track some of the same stocks. For example, as of May 31, 1998, this Index was tracking 18 of the same stocks tracked by the Russell 2000 Index.

The MidCap Index Fund tracks the
Standard & Poor's MidCap 400(R) Index*

The Standard & Poor's MidCap 400(R) Index (S&P MidCap 400) tracks the common stock performance of 400 medium capitalized U.S. and foreign companies that are in the manufacturing, utilities, transportation, and financial industries. The average market capitalization of the S&P MidCap 400 Index was $3.4 billion as of May 31, 1998.

Standard & Poor's created this Index in 1991 to give investors an idea of how the stocks of medium capitalized companies generally perform.

Standard & Poor's may periodically change some of the stocks in the index. And, different indexes sometimes include some of the same stocks. For example, as of May 31, 1998, this Index was tracking 130 of the same stocks tracked by the Russell 2000 Index. This Index does not track the same stocks as the S&P 500 Index.

The Small Cap Index Fund tracks
The Russell 2000(R) Index**

The Russell 2000 Index is provided by The Frank Russell Company. This Index tracks the common stock performance of 2,000 small capitalized U.S. companies in various industries. Small capitalized means these companies have a market value below $1 billion.

The Frank Russell Company created this Index in 1979 to give investors an idea of how the stocks of small capitalized companies generally perform. The average market capitalization of the Russell 2000 Index was $820 million as of May 31, 1998.

The stocks tracked by this Index are updated annually because many small capitalized companies eventually become medium capitalized companies and some fail.

------------
 * "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "S&P MidCap 400(R)" are trademarks of Standard & Poor's ("S&P"). Neither the MidCap Index Fund nor the Stock Index Fund is sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in these Funds.

** The Russell 2000(R) Index is a trademark/service mark of the Frank Russell
   Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

INDEX FUNDS have
outperformed most mutual
funds over consecutive ten
year periods. However,
because they are managed
to track an index they will
rise and fall with the
market.

--------------------------------------------------------------------------------

The International Equities Fund tracks
The Morgan Stanley Capital International,
Europe, Australia and the Far East
(EAFE) Index.

The EAFE Index tracks the performance of about 1,000 common stocks of companies in 20 foreign countries. This index provides a measure of the performance of companies in the more developed countries in Europe, Australia and the Far East.

Morgan Stanley publishes the EAFE Index daily and, at times, may change some of the stocks in the index.

HOW CLOSELY CAN INDEX FUNDS TRACK
THE PERFORMANCE OF THEIR INDEX?

The factors that cause a Fund to perform differently from the Index it tries to track are called tracking differences. There is no assurance that an Index Fund can track its index.

The coefficient of correlation (r) is an index number which shows how closely two variables are related. If r=0 there is no tendency for one variable to change with the other. A value of +1 means that one variable will vary exactly with the other. Index funds try to keep their coefficient of correlation as close to 1 as possible. As a practical matter, any coefficient above 0.95, when measured against the comparison index, shows good tracking.
The index may remove one stock and substitute another requiring the sub-adviser of the Fund to do the same. When a stock is sold and the new stock purchased, the Fund incurs transaction costs. The index incurs no transaction costs. Therefore, the portfolio manager cannot match exactly the performance of an index.

Also, it may not be possible for a Fund to buy every stock in its index or in the same proportions. Fund portfolio managers may rely on a statistical selection technique to figure out, of the stocks tracked by their index, how many and which ones to buy. Stocks are bought and sold when they are added to or dropped from the Index. This keeps brokerage fees and other transaction costs low. For more information, see the "Investment Strategy" sections on each Fund's Fact Sheet.

HOW TO READ A FUND FACT SHEET
--------------------------------------------------------------------------------

                             FACT SHEET DESCRIPTION

ASSET ALLOCATION
FUND
Fact Sheet
-------------------------------------------------
Investment Goal     MAXIMUM RETURN
                      THROUGH INVESTMENT
                      IN A MIX OF STOCKS,
                      BONDS AND MONEY
                      MARKET SECURITIES
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

PORTFOLIO MANAGER: Leon A. Olver, C.F.A., who is Vice President and Investment Officer for the Series Company is the Portfolio Manager of this Fund. Mr. Olver was an Assistant Vice President for Pulte Financial Companies, Denver, Colorado, from 1984 to 1991. From 1991 to 1995 Mr. Olver worked for First Heights Bank, Houston, Texas; he was Vice President, Assistant Treasurer 1991-1994, and Vice President, Treasurer from 1994-1995. He is also the Portfolio Manager for the Capital Conservation Fund and Government Securities Fund.

INVESTMENT OBJECTIVE
Seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.

INVESTMENT RISK
The Fund uses the Bankers Trust Tactical Asset Allocation Model (Model) which allocates the Fund's assets. The Model tries to get the best return from three types of securities. A part of that program also tries to reduce risk.

The mix of securities the Fund invests in involves market risk, credit risk, interest rate risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY
The Fund is an asset allocation fund that attempts to maximize returns with a mix of stocks, bonds and money market securities. We buy and sell securities for the Fund by changing its investment mix among stocks, intermediate and long-term bonds and money market securities. As a result, the Fund's investments may change often. Also, the Fund can invest 100% in just one of these market sectors.

Unlike an index fund, which tries to increase the money you invest by matching a specific index's performance, the Asset Allocation Fund tries to perform better than a blend of three market sectors measured by:

-  the S&P 500 Index;

-  the Merrill Lynch Corporate and
   Government Master Index; and

-  the Certificate of Deposit Primary
   Offering by New York City Banks,
   30-Day Rate

To help us decide how to allocate the Fund's assets, we rely on the Model. The Model analyzes many factors that affect the performance of securities that comprise certain indexes.

Based on the Model, we intend to allocate the Fund's assets around the following benchmarks:

stocks (common stock, preferred             55%
  stock and convertible preferred
  stock)
intermediate and long-term bonds            35%
high quality money market securities        10%

The Fund has established separate sub-objectives for investments in each of the three market sectors. Within the stock sector, the Fund seeks appreciation of capital by selecting investments that it expects will participate in the growth of the nation's economy. Within the bond sector, the Fund will generally seek high current income consistent with reasonable investment risk. Within the money market sector, the Fund seeks the highest level of current income consistent with liquidity, stability, and preservation of capital.

As of May 31, 1998, the Fund's assets were invested as follows:

stocks                                   58.36%
intermediate and long-term bonds         32.53%
high quality money market securities      9.11%*

------------
* After taking the contract value of futures positions into consideration. See "Types of Investments".

Because there is no limit as to how often we may buy and sell securities for this Fund, this can increase what is called the "portfolio turnover" rate. A higher rate of portfolio turnover will also increase the brokerage fees and expenses payable out of the Fund's assets. For more information about portfolio turnover, see "About the Funds" in this prospectus.

For additional information
about THE FUND'S
INVESTMENTS see "Types
of Investments" in the
prospectus.

ASSET ALLOCATION
FUND
Fact Sheet
--------------------------------------------------------------------------------

                                              Percent of
Fund Investments                              Fund's Assets*
-----------------------------------------------------------------
Foreign securities                            up to 20%
-----------------------------------------------------------------
Futures and options                           no more than 33%
-----------------------------------------------------------------
Illiquid and restricted                       up to 10%
securities
-----------------------------------------------------------------

*At time of purchase.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                    INVESTMENT IN THE ASSET ALLOCATION FUND*
                             AND THE S&P 500 INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------------------
      1 YEAR               5 YEAR                 10 YEAR
-----------------------------------------------------------------
      21.94%               13.79%                 11.21%
-----------------------------------------------------------------

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

* The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

For the fiscal year ended May 31, 1998, the Fund had a return of 22.48% before subtracting expenses of 0.54%. This represents a positive tracking difference of 1.26% compared to the Fund's benchmark, a blended Index of the S&P 500 Index, the Merrill Lynch Corporate and Government Master Index and the Certificate of Deposit Primary Offering to New York City Banks, 30 Day Rate. Bond performance lagged the relevant index due to one Asian holding, and stock performance tracked the index. Over-allocation to stocks resulted in overall outperformance

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                    INVESTMENT IN THE ASSET ALLOCATION FUND*
                            AND THE MODEL BENCHMARK

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

----------------------------------------------------------------
            1 YEAR                       SINCE 9/1/92**
----------------------------------------------------------------
            21.94%                           13.59%
----------------------------------------------------------------

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

** Beginning September 1, 1992 we began to use the Bankers Trust Tactical Asset
   Allocation Model to manage this Fund. The performance of the Fund may be compared to a benchmark comprised of a weighted average of three market sectors in which the Fund invests. This benchmark is described above.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

CAPITAL CONSERVATION
FUND
Fact Sheet
-------------------------------------------------
Investment Goal    INCOME AND POSSIBLE
                     GROWTH THROUGH
                     INVESTMENTS IN
                     HIGH QUALITY DEBT
                     SECURITIES
-------------------------------------------------
Investment Category INCOME

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC
PORTFOLIO MANAGER: Leon A. Olver, C.F.A., Vice President and Investment Officer for the Series Company is this Fund's Portfolio Manager. Mr. Olver was an Assistant Vice President for Pulte Financial Companies, Denver, Colorado, from 1984 to 1991. From 1991 to 1995 Mr. Olver worked for First Heights Bank, Houston, Texas; he was Vice President, Assistant Treasurer 1991-1994, and Vice President, Treasurer from 1994 to 1995. He is also the Portfolio Manager for the Government Securities Fund and the Asset Allocation Fund.

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.

Investment Risk
The securities the Fund invests in involve certain risks, such as interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the debt instruments that the Fund owns to be worth less than what the Fund paid. For a discussion of these risks see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY
The Fund invests in high quality bonds to provide you with the highest possible total return from current income and capital gains while preserving your investment. To increase the Fund's earning potential, we may use a small part of the Fund's assets to make some higher risk investments.

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
Fund Investments                 Fund's Assets*
----------------------------------------------------
Investment grade                 at least 75%
intermediate and long-term
corporate bonds rated at
least Baa by Moody's or
another rating organiza-
tion**, securities issued or
guaranteed by the U.S.
Government***, mortgage
backed securities, asset-
backed securities,
collateralized mortgage
obligations and high quality
money market securities
----------------------------------------------------
Debt securities                  up to 25%
rated at least B by
Moody's or another rating
organization****
Preferred or convertible
preferred stock,
Convertible debt securities
----------------------------------------------------
Foreign securities, mostly       up to 20%
foreign bonds that are of
the same quality as other
bonds purchased by this
Fund
----------------------------------------------------
Common stocks*****               up to 10%
----------------------------------------------------
Futures and options              up to 33%
----------------------------------------------------
Illiquid and restricted          up to 10%
securities
----------------------------------------------------
    *At time of purchase.
   **For more information concerning ratings see
     "Description of Corporate Bond Ratings" and
     "Description of Commercial Paper Ratings" in
     the Statement of Additional Information.
  ***U.S. Government securities are securities
     issued or guaranteed by the U.S. Government
     which are supported by (i) the full faith and
     credit of the U.S. Government, (ii) the right
     of the issuer to borrow from the U.S. Treasury,
     (iii) the credit of the issuing government
     agency or (iv) the discretionary authority of
     the U.S. Government or GNMA to purchase certain
     obligations of the agency. For more information
     see "Government Securities Fund" in the
     Statement of Additional Information.
 ****The Fund currently intends to limit these
     investments to no more than 5% of its total
     assets. For the fiscal year ended May 31, 1998
     approximately 3% of the Fund's average monthly
     assets were invested in securities rated below
     Baa determined on a dollar-weighted basis.
*****Only stocks acquired by conversion of income-
     bearing securities or by exercising warrants
     attached to income-bearing securities.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

CAPITAL CONSERVATION
FUND
Fact Sheet
--------------------------------------------------------------------------------

For the fiscal year ended May 31, 1998, the Fund had a return of 11.30% before subtracting expenses of 0.54%. This represents a negative tracking difference of 1.05% from the Fund's benchmark; the Merrill Lynch Corporate Master Bond Index. The Fund was impacted by the weak performance of two Asian holdings and the uncertainty surrounding Columbia Healthcare.
                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                INVESTMENT IN THE CAPITAL CONSERVATION FUND AND
                    THE MERRILL LYNCH CORPORATE MASTER INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------------------
      1 YEAR               5 YEAR                 10 YEAR
-----------------------------------------------------------------
      10.76%                6.41%                  7.95%
-----------------------------------------------------------------

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

GOVERNMENT
SECURITIES FUND
Fact Sheet
-------------------------------------------------
Investment Goal    INCOME AND POSSIBLE
                     GROWTH THROUGH
                     INVESTMENTS IN
                     INTERMEDIATE & LONG-
                     TERM GOVERNMENT
                     DEBT SECURITIES
-------------------------------------------------
Investment Category INCOME

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC
PORTFOLIO MANAGER: Leon A. Olver, C.F.A., Vice President and Investment Officer for the Series Company, is this Fund's Portfolio Manager. Mr. Olver was an Assistant Vice President for Pulte Financial Companies, Denver, Colorado from 1984 to 1991. From 1991 to 1995 Mr. Olver worked for First Heights Bank, Houston, Texas; he was Vice President, Assistant Treasurer 1991-1994; and Vice President, Treasurer from 1994 to 1995. He is also the Portfolio Manager for the Capital Conservation Fund and the Asset Allocation Fund.

INVESTMENT OBJECTIVE
Seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.

INVESTMENT RISK
The securities the Fund invests in involve certain risks, including interest rate risk, credit risk and risk associated with foreign securities. This may cause the debt instruments that the Fund owns to be worth less than what the Fund paid. For a discussion of these risks see "A Word About Risk" in this prospectus.
INVESTMENT STRATEGY
The Fund primarily invests in intermediate and long term U.S. Government and government sponsored investments. The Fund may also use up to 20% of its assets to make high quality foreign investments payable in U.S. dollars.

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
Fund Investments                 Fund's Assets*
----------------------------------------------------
Debt securities issued or        at least 80%
guaranteed by the U.S.
Government**, asset-
backed securities, high
quality domestic money
market securities
----------------------------------------------------
Mortgage-backed securities       up to 25%
----------------------------------------------------
High quality foreign             up to 20%
government securities and
high quality foreign money
market securities payable in
U.S. dollars
----------------------------------------------------
Futures and options              up to 33%
  Listed and unlisted call
  and put options on
  securities, stock indices
  and currencies
----------------------------------------------------
Illiquid and restricted          up to 10%
securities
----------------------------------------------------
 *At time of purchase.
**U.S. Government securities are securities issued
  or guaranteed by the U.S. Government and which are
  supported by (i) the full faith and credit of the
  U.S. Government, (ii) the right of the issuer to
  borrow from the U.S. Treasury, (iii) the credit of
  the issuing government agency, or (iv) the
  discretionary authority of the U.S. Government or
  GNMA to purchase certain obligations of the
  agency. For more information see "Government
  Securities Fund" in the Statement of Additional
  Information.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

GOVERNMENT
SECURITIES FUND
Fact Sheet
--------------------------------------------------------------------------------

For the fiscal year ended May 31, 1998, the Fund had a return of 11.14% before subtracting expenses of 0.54%. This represents a negative tracking difference of 0.08% from the Fund's benchmark, the Lehman Brothers U.S. Treasury Composite Index. Positions in callable agency notes and collateralized mortgage obligations marginally lowered the Fund's yield.
                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                INVESTMENT IN THE GOVERNMENT SECURITIES FUND AND
               THE LEHMAN BROTHERS U.S. TREASURY COMPOSITE INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------------------
      1 YEAR               5 YEAR                 10 YEAR
-----------------------------------------------------------------
      10.60%                6.04%                  7.96%
-----------------------------------------------------------------

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

GROWTH FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH THROUGH
                      INVESTMENTS IN
                      SERVICE SECTOR
                      COMPANIES
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
T. Rowe Price

PORTFOLIO MANAGER: This Fund is managed by an Investment Advisory Committee chaired by John H. Laporte. He has been chairman of this committee since it was started in 1994. Mr. Laporte joined T. Rowe Price in 1976 and has been managing investments since 1984.

INVESTMENT OBJECTIVE
Seeks to provide long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities.

INVESTMENT RISK
This Fund invests in many companies that are small and/or new. These companies face special risks because they may not have the financial strength to do well during difficult times. The securities that the Fund invests in involve certain risks, such as market risk, and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus. INVESTMENT STRATEGY
The Fund invests primarily in U.S. companies that are in the services industry. Examples include: consumer services (retailing, entertainment/leisure, media communications, restaurants/food distribution) business services (healthcare, computer services), and financial services (insurance, investment service). We believe if service companies outpace overall economic growth, their stocks could generate above-average returns. Currently, over 50% of the U.S. economy is made up of service companies.

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
Fund Investments                 Fund's Assets*
----------------------------------------------------
Common stocks and                at least 75%
related securities, bonds,
preferred stock, convertible
stock of service industry
companies
----------------------------------------------------
Foreign securities               up to 15%
----------------------------------------------------
Equity securities sold by        up to 25%
non-service related
companies
----------------------------------------------------
Illiquid and restricted          up to 15%
securities**
----------------------------------------------------
Futures and options              up to 25%
----------------------------------------------------
High quality money market        up to 100%
securities***
----------------------------------------------------
  *At time of purchase.
 **We may invest up to 15% of the Fund's assets in
   illiquid securities. Restricted securities are
   explained under "Types of Investments".
***If, for temporary defensive reasons, we invest
   35% or more of the Fund's assets in money market
   securities, it is likely 25% or more of the
   Fund's assets will be invested in securities of
   the banking industry. This type of concentration
   in a single industry may increase the general
   level of risk to the Fund.

Additional information
about THE FUND'S
INVESTMENTS
is provided under
"Types of Investments".

GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

For the fiscal year ended May 31, 1998, the Fund had a return of 28.25% before subtracting expenses of 0.84%. This return represented a negative tracking difference of 2.43% compared to the Fund's benchmark, the S&P 500 Index. The Fund's focus on non-cyclical growth companies in service businesses, a strategy that performs well in a slow growth economy, was not in favor as a surprisingly strong economy drove favorable earnings reports in most industries.
                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
              INVESTMENT IN THE GROWTH FUND AND THE S&P 500 INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

----------------------------------------------------------------
            1 YEAR                      SINCE INCEPTION*
----------------------------------------------------------------
            27.41%                           23.26%
----------------------------------------------------------------

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

GROWTH & INCOME
FUND
Fact Sheet
-------------------------------------------------
Investment Goal    GROWTH AND INCOME
                     THROUGH INVESTMENTS
                     IN STOCKS OR
                     SECURITIES CONVERTIBLE
                     INTO STOCKS
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Value Line
PORTFOLIO MANAGER: This Fund is managed by an Investment Committee comprised of Value Line employees.

INVESTMENT OBJECTIVE
Seeks to provide long-term growth of capital and, secondarily, current income through investment in common stocks and equity-related securities.

INVESTMENT RISK
This Fund invests almost entirely in stocks. Stock values can rise and fall over both short and long periods of time. However, we believe that our investment strategy helps us to manage the risks the Fund is subject to such as market risk, credit risk, interest rate risk and risk associated with foreign securities. The Value Line Ranking System (the Ranking System) (discussed below) does not eliminate these risks. The Sub-adviser believes that the Ranking System provides objective standards for determining whether the market is undervaluing or overvaluing a particular security. Using these rankings provides no assurance that the Fund will perform better than the general market over any particular period. For a discussion of market risk, credit risk, interest rate risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY
The Fund invests in stocks that provide long-term growth potential. As a secondary goal, the Fund invests in securities that will provide current income. We make investments which, according to the Value Line Ranking System, are timely. Timely means that, in Value Line's opinion, on a ranking scale of 1 (highest) to 5 (lowest), certain stocks in the Ranking System are more likely to outperform the others over the coming year.

The Value Line Investment Survey covers about 1,700 stocks that are ranked for Timeliness by the Ranking System. These rankings are updated weekly. Stocks ranked 1 or 2 are expected to comprise the majority of the Fund's investments. However, the Fund may invest in stocks ranked below 2 or hold stocks that have fallen below 3, when the Sub-adviser decides it is appropriate.

We follow the guidelines listed below for making the primary investments for the Fund.

                              Percent of
Fund Investments              Fund's Assets*
----------------------------------------------------
Common stocks and equity      generally 90-95%
related securities
bonds, preferred stock,
convertible stock and
warrants
----------------------------------------------------
Futures and options           up to 25%
----------------------------------------------------
Foreign securities            up to 20%
----------------------------------------------------
Illiquid and restricted       up to 15%
securities**
----------------------------------------------------
High quality money market     up to 100%
securities***
----------------------------------------------------
   *At time of purchase.
  **We may invest up to 15% of the Fund's assets in
    illiquid securities, as long as no more than 5%
    of the Fund's total assets are invested in
    restricted securities that are also considered
    illiquid.
    Restricted investments are explained under
    "Types of Investments".
 ***For temporary defensive reasons, we may invest
    up to 100% of the Fund's assets in fixed income
    securities such as U.S. Government securities,
    bonds, commercial paper, repurchase agreements
    and cash equivalents. We may do this when we
    think economic and market conditions make it too
    risky for us to follow our general guidelines.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

GROWTH & INCOME
FUND
Fact Sheet
--------------------------------------------------------------------------------

For the fiscal year ended May 31, 1998, the Fund had a return of 20.67% before subtracting expenses of 0.80%. This return represented a negative tracking difference of 10.01% compared to the Fund's benchmark, the S&P 500 Index. Large capitalization stocks have led this market advance, with small and midcap stocks lagging. This disparate performance impacted the Fund negatively as the small and midcap stocks are well represented in the Value Line Timeliness Ranking System. The Fund is managed using that system.
                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                   INVESTMENT IN THE GROWTH & INCOME FUND AND
                               THE S&P 500 INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

----------------------------------------------------------------
            1 YEAR                      SINCE INCEPTION*
----------------------------------------------------------------
            19.87%                           20.19%
----------------------------------------------------------------

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

INTERNATIONAL EQUITIES
FUND
Fact Sheet
-------------------------------------------------
Investment Goal    GROWTH THROUGH
                     INVESTMENTS TRACKING
                     THE EAFE INDEX
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

PORTFOLIO MANAGER: This Fund attempts to track the performance of the EAFE Index. William Trimbur, Jr. has been this Fund's Portfolio Manager since 1992. He has been Vice President and Investment Officer for the Series Company since 1987. Mr. Trimbur is also the Portfolio Manager for the International Government Bond Fund and the Social Awareness Fund.

INVESTMENT OBJECTIVE
Seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the EAFE Index.

INVESTMENT RISK
As described in the Investment Strategy section below, this Fund invests almost all its assets in foreign securities, which have risks that U.S. investments do not have. For a further explanation of the risks associated with foreign securities and market risk, see "A Word About Risk" in this prospectus. INVESTMENT STRATEGY
The Fund invests in a sampling of about 100 foreign stocks of companies that are either in the EAFE Index or are similar to stocks in the EAFE Index. These stocks, as a group, should reflect EAFE's performance. Since it may not be possible for this Fund to buy every stock included in this index or in the same proportions, we buy as many stocks as are needed to closely track the performance of the EAFE Index.

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
Fund Investments                 Fund's Assets*
----------------------------------------------------
Stocks in the EAFE Index         at least 65%**
----------------------------------------------------
Other investments not in         no more than 35%
EAFE Index
  Foreign equity and
  related securities
  including common
  stocks, convertible
  stocks, preferred stocks
  and warrants
----------------------------------------------------
Futures and options              no more than 33%
  Covered put and call
  options on foreign
  currencies
  Listed and unlisted put
  and call options on
  currency futures
  Listed and unlisted
  foreign currency
  contracts
----------------------------------------------------
High quality foreign and         up to 100%
  domestic money market
  securities**
----------------------------------------------------
Illiquid and restricted          no more than 10%
securities
----------------------------------------------------
 *At time of purchase.
**It is possible we may invest up to 100% of the
  Fund's assets in short term, high quality, foreign
  and domestic money market securities when we think
  economic, political and market conditions in
  foreign countries make it too risky to follow our
  general guidelines.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

INTERNATIONAL EQUITIES
FUND
Fact Sheet
--------------------------------------------------------------------------------

For the fiscal year ended May 31, 1998, the Fund had a return of 10.32% before subtracting expenses of 0.40%. This return represented a negative tracking difference of 0.79% compared to the EAFE Index. The underperformance resulted from low exposure to smaller capitalization stocks which did well in early 1998.
                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
               INVESTMENT IN THE INTERNATIONAL EQUITIES FUND AND
                                 THE EAFE INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------------------
      1 YEAR               5 YEAR            SINCE INCEPTION*
-----------------------------------------------------------------
       9.92%                9.56%                  5.04%
-----------------------------------------------------------------

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

INTERNATIONAL
GOVERNMENT BOND
FUND
Fact Sheet
-------------------------------------------------
Investment Goal     INCOME AND POSSIBLE
                      GROWTH THROUGH
                      INVESTMENTS IN HIGH
                      QUALITY FOREIGN
                      GOVERNMENT DEBT
                      SECURITIES
-------------------------------------------------
Investment Category INCOME

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC
PORTFOLIO MANAGER: William Trimbur, Jr. has been this Fund's Portfolio Manager since the Fund was started in 1991. He has been Vice President and Investment Officer for the American General Series Portfolio Company since 1987. Mr. Trimbur is also the Portfolio Manager for the International Equities Fund and the Social Awareness Fund.

INVESTMENT OBJECTIVE
Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.

INVESTMENT RISK
This Fund invests mostly in bonds that are issued by foreign governments. Although these governments promise to pay the principal and interest due on their bonds, it is still possible you may not get back all the money you invest.

For a discussion of the risks associated with foreign securities, credit risk, and interest rate risk see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY
The Fund aims to give you foreign investment opportunities primarily in high quality government and government sponsored debt securities. Since the Fund expects to concentrate in certain foreign government securities, it is classified as a "non-diversified" investment company. Also, the Fund attempts to have all of its investments payable in foreign currencies. The Fund may also convert its cash to foreign currency. To help us choose which countries to invest in we rely, in part, on the Salomon Brothers Non-U.S. Dollar World Government Bond Index (Salomon Index).
The Salomon Index is a widely used, international government bond index. It tracks the performance of government bonds sold in Austria, Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, and the United Kingdom. In addition, the Fund may invest in securities in other countries, provided such securities are payable in the currencies of the countries in the Salomon Index. We do not try to copy this index's performance. Rather, we use it as a guide.

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
Fund Investments                 Fund's Assets*
----------------------------------------------------
High quality debt securities     at least 65%
issued or guaranteed by
foreign governments
----------------------------------------------------
Other high quality debt          no more than 35%
securities, including
  Foreign corporate debt
  and foreign money
  market securities
  sold in the countries
  listed above
  High quality domestic
  money market
  securities and debt
  obligations issued or
  guaranteed by the
  U.S. Government
  Foreign currency
  exchange transactions
----------------------------------------------------
Futures and options              no more than 33%
  Covered put and
  call options on
  foreign currencies
  Listed put and
  call options on
  currencies
  Listed and
  unlisted foreign
  currency futures
  contracts
----------------------------------------------------
Illiquid and restricted          up to 10%
securities
----------------------------------------------------
*At time of purchase.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

INTERNATIONAL
GOVERNMENT BOND
FUND
Fact Sheet
--------------------------------------------------------------------------------

For temporary defensive reasons, we may invest up to 100% of the Fund's assets in short term, high quality US money market securities, and US Government debt securities. We may do this when we think economic, political or market conditions in foreign countries make it too risky to follow our general guidelines.

For the fiscal year ended May 31, 1998, the Fund had a return of 3.20% before subtracting expenses of 0.55%. This represents a positive tracking difference of 0.82% compared to its benchmark, the Salomon Brothers Non-U.S. Dollar World Government Bond Index. The yield was reduced by the strong dollar versus all currencies in which the Fund is invested.
                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
              INVESTMENT IN THE INTERNATIONAL GOVERNMENT BOND FUND
                             AND THE SALOMON INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------------------
      1 YEAR               5 YEAR            SINCE INCEPTION*
-----------------------------------------------------------------
       2.65%                5.44%                  7.61%
-----------------------------------------------------------------

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

MIDCAP INDEX FUND
Fact Sheet
-------------------------------------------------
Investment Goal    GROWTH THROUGH
                     INVESTMENTS TRACKING
                     THE S&P 400 MIDCAP
                     INDEX
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Bankers Trust

INVESTMENT OBJECTIVE
Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400 Index.

INVESTMENT RISK
The S&P MidCap 400 Index includes the stocks of many medium sized companies. These companies usually do not have as much financial strength as very large companies and so may not be able to do as well in difficult times. However, because they are medium sized, they have more potential to grow, which means the value of their stock may increase. The S&P MidCap 400 Index also includes stocks of certain medium sized foreign companies. These stocks can be more risky than large company stocks. An index fund holding nearly all of the 400 stocks in the S&P MidCap 400 Index avoids the risk of individual stock selection and seeks to provide the return of the medium-sized company sector of the market. On average that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future.

Because this Fund invests in many of the stocks tracked by this Index, your investment will experience similar changes in value and share similar risks such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY
The Fund invests in a sampling of stocks in the index that, as a group, should reflect its performance. The stocks of the S&P 400 MidCap Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental character-istics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the S&P 400 MidCap Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included on this index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the index, how many and which ones to buy.

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
Fund Investments                 Fund's Assets*
----------------------------------------------------
Stocks in the S&P MidCap         at least 65%
400 Index
----------------------------------------------------
Foreign stocks (listed and       no more than 20%
over-the-counter) in the
S&P MidCap 400 Index
----------------------------------------------------
Futures and options              no more than 33%
----------------------------------------------------
Investments not in the S&P       no more than 35%
MidCap 400 Index
    Common stock and
    related securities
    High quality money
    market securities
    Illiquid and restricted
    securities
----------------------------------------------------
*At time of purchase.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

MIDCAP INDEX FUND
Fact Sheet
--------------------------------------------------------------------------------

For the fiscal year ended May 31, 1998, the Fund had a return of 29.98%, before subtracting expenses of 0.36%. This represented a positive tracking difference of 0.11% compared to the S&P MidCap 400 Index. The close tracking was the result of low cost trading techniques, and the use of futures to maintain a fully invested position.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                    INVESTMENT IN THE MIDCAP INDEX FUND AND
                            THE S&P MIDCAP 400 INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------------------
      1 YEAR               5 YEAR             SINCE 10/1/91*
-----------------------------------------------------------------
      29.62%               17.99%                 17.61%
-----------------------------------------------------------------

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

   * Effective October 1, 1991, the Fund's name was changed from the Capital Accumulation Fund to the MidCap Index
    Fund. Additionally, the investment objectives and investment program for the Fund were changed.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

MONEY MARKET FUND
Fact Sheet
-------------------------------------------------
Investment Goal     INCOME THROUGH
                      INVESTMENT IN SHORT-
                      TERM MONEY MARKET
                      SECURITIES
-------------------------------------------------
Investment Category STABILITY

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC
PORTFOLIO MANAGER: Teresa Moro has been this Fund's Portfolio Manager and Vice President and Investment Officer for the Series Company since 1991. From 1986 to 1991, Ms. Moro was an Assistant Vice President and Money Market Trader for the Fund.

INVESTMENT OBJECTIVE
Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

INVESTMENT RISK
The short-term money market securities that this Fund invests in are high quality investments, posing low credit and interest rate risk. The current yield of the Fund will generally go up or down with changes in the level of interest rates. The Fund uses the amortized cost method to value its portfolio securities and tries to keep its net asset value at $1.00 per share. There can be no assurance that the net asset value will be $1.00 per share at all times.

Because the risk to the money you invest is low, the potential for profit is also low. The Fund may experience risks including interest rate risk, market risk, credit risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY
The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. We use 95% of the Fund's assets to buy short-term securities that are rated within the highest rating category for short term debt obligations by at least two nationally recognized rating services or unrated securities of comparable investment quality. These eligible securities must mature in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.

The investments this Fund may buy include:

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities
- Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion
-   Commercial paper sold by corporations and finance companies
-   Corporate debt obligations with remaining maturities of 13 months or less
-   Repurchase agreements
- Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)
-   Asset-backed securities
-   Loan participations
-   Adjustable rate securities
-   Illiquid and restricted securities*
------------
 *limited to 10% of the Fund's net assets

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

MONEY MARKET FUND
Fact Sheet
--------------------------------------------------------------------------------

For the fiscal year ended May 31, 1998, the Fund had a return of 5.79%, before subtracting expenses of 0.54%. This return represented a positive tracking difference of 0.98% compared to the 30-Day Certificate of Deposit Primary Offering Rate by New York City Banks.
                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                      INVESTMENT IN THE MONEY MARKET FUND
                           AND THE NYC 30 DAY CD RATE

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------------------
      1 YEAR               5 YEAR                 10 YEAR
-----------------------------------------------------------------
       5.25%                4.65%                  5.45%
-----------------------------------------------------------------

                                    [CHART]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

SCIENCE &
TECHNOLOGY FUND
Fact Sheet
-------------------------------------------------
Investment Goal    GROWTH THROUGH
                      INVESTMENTS IN
                      STOCKS OF COMPANIES
                      WHICH BENEFIT FROM
                      DEVELOPMENT OF
                      SCIENCE AND
                      TECHNOLOGY
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER
T. Rowe Price
PORTFOLIO MANAGER: This Fund is managed by an Investment Advisory Committee chaired by Charles A. Morris. He has been chairman of this committee since it was started in 1994. Mr. Morris joined T. Rowe Price in 1987 as an investment analyst. He has been managing investments since 1991.

INVESTMENT OBJECTIVE
Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology.

INVESTMENT RISK
The Science & Technology Fund invests in many small and/or new companies that develop and sell new products or services. These products or services may fail or become quickly outdated. Also, small and new companies have limited product lines and do not always have the financial strength to do well in difficult times. Because these companies are small, their stock prices will go up and down over the short-term, but may have greater growth potential.

The securities the Fund invests in involve certain risks, including market risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY
The Fund invests in companies that are expected to benefit from scientific breakthroughs and advancements in technology. We believe that stocks of companies that develop products using new technology or benefit from this technology may greatly increase in value. These companies are in the following industries: computer, pharmaceutical, defense, telecommunications and electronics.

We follow the guidelines listed below for making the primary investments for the Fund.

                                     Percent of
        Fund Investments           Fund's Assets*
----------------------------------------------------
Common stocks of science         at least 65%
and technology companies
----------------------------------------------------
Other equity-related             up to 25%
securities of science and
technology companies
including convertible debt
securities, convertible
preferred stock
----------------------------------------------------
Foreign securities               up to 30%
----------------------------------------------------
Illiquid and restricted          up to 15%
securities**
----------------------------------------------------
Futures and options              up to 25%
----------------------------------------------------
High quality money market        up to 100%
securities***
----------------------------------------------------

  * At time of purchase.

 ** We may invest up to 15% of the Fund's assets in illiquid securities.
    Restricted securities are explained under "Types of Investments".

*** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in cash and cash equivalents. We may do this when we think economic and market conditions make it too risky for us to follow our general guidelines.

Additional information
about THE FUND'S
INVESTMENTS
is provided under
"Types of Investments".

SCIENCE &
TECHNOLOGY FUND
Fact Sheet
--------------------------------------------------------------------------------

For the fiscal year ended May 31, 1998, the Fund had a return of 11.80% before subtracting expenses of 0.95%. This represents a negative tracking difference of 18.88% compared to the Fund's benchmark, the S&P 500 Index. The market performance for large capitalization stocks caused much of the negative tracking as the Fund tends to hold significant amounts of small and midcap stocks. A number of valuation compressions due to volatile market conditions, also weighed on results.
                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                  INVESTMENT IN THE SCIENCE & TECHNOLOGY FUND
                             AND THE S&P 500 INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

----------------------------------------------------------------
            1 YEAR                      SINCE INCEPTION*
----------------------------------------------------------------
            10.85%                           26.44%
----------------------------------------------------------------

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

SMALL CAP INDEX
FUND
Fact Sheet
-------------------------------------------------
Investment Goal    GROWTH THROUGH
                     INVESTMENTS TRACKING
                     THE RUSSELL 2000
                     INDEX
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Bankers Trust

INVESTMENT OBJECTIVE
Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000 Index.

INVESTMENT RISK
The Russell 2000 Index includes many small U.S. companies. Some of these companies often do not have the financial strength needed to do well in difficult times. Also, they often sell limited numbers of products, which can make it harder for them to compete with medium and large companies. However, because they are small, their stock prices may fluctuate more over the short-term, but they have more potential to grow. This means their stock value may offer greater potential for appreciation. An index fund holding a large sampling of the 2,000 stocks in the Russell 2000 Index avoids the risks of individual stock selection and seeks to provide the return of the smaller-sized company sector of the market. On average that return has been positive over the years but has been negative at certain times. There is no assurance that a positive return will occur in the future.

Because this Fund invests in many of the stocks tracked by this Index, your investment will experience similar changes in value and share similar risks such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.
INVESTMENT STRATEGY
The Fund invests in a sampling of stocks in the index that, as a group, should reflect its performance. The stocks of the Russell 2000 Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Russell 2000 Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included on this index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the index, how many and which ones to buy.

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
Fund Investments                 Fund's Assets*
----------------------------------------------------
Stocks in the Russell 2000       at least 65%
Index
----------------------------------------------------
Foreign stocks (listed and       no more than 20%
over-the-counter) in the
Russell 2000 Index
----------------------------------------------------
Futures and options              no more than 33%
----------------------------------------------------
Investments not in the           no more than 35%
Russell 2000 Index
    Common stock and
    related securities
    High quality money
    market securities
    Illiquid and restricted
    securities
----------------------------------------------------
*At time of purchase.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

SMALL CAP INDEX
FUND
Fact Sheet
--------------------------------------------------------------------------------

For the fiscal year ended May 31, 1998, the Fund had a return of 21.73%, before subtracting expenses of 0.39%. This represented a positive tracking difference of 0.48% compared to the Russell 2000 Index. The Fund uses futures to maintain a fully invested position to track its index but incurs fees and charges to acquire securities which created a variance from the index.
                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                   INVESTMENT IN THE SMALL CAP INDEX FUND AND
                             THE RUSSELL 2000 INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------------------
      1 YEAR               5 YEAR            SINCE INCEPTION*
-----------------------------------------------------------------
      21.34%               15.43%                 15.31%
-----------------------------------------------------------------

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

SOCIAL AWARENESS
FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH THROUGH
                      INVESTMENTS IN
                      STOCKS OF COMPANIES
                      MEETING SOCIAL
                      CRITERIA OF THE FUND
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC
PORTFOLIO MANAGER: William T. Trimbur, Jr. has been this Fund's Portfolio Manager since September 1998. He has been Vice President and Investment Officer for the American General Series Portfolio Company since 1987. Mr. Trimbur is also the Portfolio Manager for the International Equities Fund and International Government Bond Fund. Prior to Mr. Trimbur, this Fund was managed by John W. Mossbarger.

INVESTMENT OBJECTIVE
Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.

The Fund invests only in companies which meet its social criteria. The Fund does not invest in companies that:

-  produce nuclear energy;

-  make military weapons or delivery systems; or

- engage continuously in practices or produce products that significantly pollute the environment (such products include tobacco products).

INVESTMENT RISK
Most of the companies this Fund invests in are included in the S&P 500 Index. This Fund's degree of market risk is slightly greater than the Stock Index Fund's degree of risk. This is because its investments are more limited by its investment objective. This Fund may also experience market risk, and risks associated with foreign securities. For a discussion of these risks see the Stock Index Fund's Fact Sheet and "A Word About Risk" in this prospectus.

If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.

INVESTMENT STRATEGY
We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
Fund Investments                 Fund's Assets*
----------------------------------------------------
Common stocks of companies       at least 80%
meeting Fund's social criteria
----------------------------------------------------
Other types of securities of     up to 20%
companies meeting social
criteria including
    Foreign securities
    Preferred stock
    Convertible securities
    High quality money market
    securities and warrants
----------------------------------------------------
Futures and options              up to 33%
----------------------------------------------------
Illiquid and restricted          up to 10%
  securities
----------------------------------------------------
*At time of purchase.

To find out which companies meet the Fund's social criteria, we rely on industry classifications, research services such as the Investor Responsibility Research Center (IRRC), and special magazines and papers that publish this type of information.

Since our definition of social criteria is not "fundamental," the Series Company's Board of Directors may change it without shareholder approval. When deciding to make changes to the criteria, the Board will consider, among other things, new or revised state laws that govern or affect the investments of public funds. At least once a year, we survey state laws on this issue to look for any new developments. If our survey shows that at least 20 states have adopted laws that restrict public funds from being invested in a clearly definable category of investments, this category is automatically added to our social criteria list.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

SOCIAL AWARENESS
FUND
Fact Sheet
--------------------------------------------------------------------------------

For the fiscal year ended May 31, 1998, the Fund had a return of 30.88% before subtracting expenses of 0.54%. This resulted in a positive tracking difference of 0.20% compared to the Fund's benchmark, the S&P 500 Index. Concentration on the larger capitalization growth sectors and avoidance of the volatile tobacco industry aided performance.
                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                    INVESTMENT IN THE SOCIAL AWARENESS FUND
                             AND THE S&P 500 INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------------------
      1 YEAR               5 YEAR            SINCE INCEPTION*
-----------------------------------------------------------------
      30.34%               21.44%                 16.16%
-----------------------------------------------------------------

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

STOCK INDEX FUND
Fact Sheet
-------------------------------------------------
Investment Goal    GROWTH THROUGH
                     INVESTMENTS TRACKING
                     THE S&P 500 INDEX
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Bankers Trust

INVESTMENT OBJECTIVE
Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500 Index.

INVESTMENT RISK
The S&P 500 Index includes the stocks of many large, well-established companies. These companies usually have the financial strength to weather difficult financial times. However, the value of any stock can rise and fall over short and long periods of time. This Fund which holds nearly all of the 500 stocks in the S&P 500 Index avoids the risk of individual stock selection and seeks to provide the return of the large company sector of the market. In the past that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future.

Because the Fund invests in many of the stocks tracked by this Index, your investment will experience similar changes in value and share similar risks, such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY
The Fund invests in a sampling of stocks in the index that, as a group, should reflect its performance. The stocks of the S&P 500 Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the S&P 500 Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included on this index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the index, how many and which ones to buy.

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
Fund Investments                 Fund's Assets*
----------------------------------------------------
Stocks in the S&P 500            at least 65%
Index
----------------------------------------------------
Foreign stocks (listed and       no more than 20%
over-the-counter) in the
S&P 500 Index
----------------------------------------------------
Futures and options              no more than 33%
----------------------------------------------------
Investments not in the S&P       no more than 35%
500 Index
    Common stock and
    related securities
    High quality money
    market securities
    Illiquid and restricted
    securities
----------------------------------------------------
*At time of purchase.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

STOCK INDEX FUND
Fact Sheet
--------------------------------------------------------------------------------

For the fiscal year ended May 31, 1998, the Fund had a return of 30.61%, before subtracting expenses of 0.31%. This return represented a negative tracking difference of 0.07% compared to the S&P 500 Index(C). A combination of careful purchasing of securities, low cost trading techniques, and the use of futures to maintain a fully invested position resulted in the close tracking of the Index.
                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
            INVESTMENT IN THE STOCK INDEX FUND AND THE S&P 500 INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------------------
      1 YEAR               5 YEAR                 10 YEAR
-----------------------------------------------------------------
      30.30%               21.75%                 17.79%
-----------------------------------------------------------------

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

STOCKS -- also called equity securities
If you own a share of stock, you own a part of the company that issued it. Companies sell stock to get the money they need to grow.

There are three types of stocks:

Common stock -- Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.

Preferred stock -- Each share of preferred stock allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.

Convertible preferred stock -- A stock with a set dividend which the holder may exchange for a certain amount of common stock.

All of the Funds except the Money Market Fund in this prospectus may invest in common, preferred, and convertible preferred stock in accordance with their investment strategies.

BONDS -- also called debt securities
Bonds are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock. The types of bonds the Funds may invest in are as follows: U.S. Government bonds and investment grade corporate bonds (the Capital Conservation Fund may also invest in below investment grade bonds). For a description of investment grade bonds see "A Word about Risk -- Market Risk" in this prospectus.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more).

Commercial paper is a specific type of corporate or short term note. In fact, it's very short term, being paid in less than 270 days. Most commercial paper matures in 50 days or less.

Bonds rated Ba or B by Moody's Investors Services, Inc. (generally known as lower-medium and lower-quality bonds) are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower-medium and lower-quality bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds.

For example, a projected economic downturn or the possibility of an increase in interest rates could cause a decline in high-yield, high-risk bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower-medium and lower-quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower-grade portfolio securities.

Asset-Backed Securities
Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders.

All of the Funds in this prospectus may invest in asset-backed securities. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.

Loan Participations
A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans.

All the Funds in this prospectus may invest in loan participations.

ISSUED means the
Company (ISSUER) sold it
originally to the public.

For more information about
BONDS AND RATINGS OF
BONDS, see the Statement
of Additional Information.

For more information about
ASSET-BACKED SECURITIES
see the Statement of
Additional Information.

For more information about
LOAN PARTICIPATIONS see
the Statement of Additional
Information.

--------------------------------------------------------------------------------

MORTGAGE-RELATED SECURITIES

Mortgage-related securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities.

Mortgage Pass-Through Securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Mortgage-related securities are subject to interest rate risk and prepayment risk.

Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (i.e., securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized Mortgage Obligations ("CMOs") are hybrid mortgage-related instruments. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Mortgage-Related Securities include mortgage pass-through securities described above and securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities. These securities may be structured in classes with rights to receive varying proportions of principal and interest.

ILLIQUID AND RESTRICTED SECURITIES

An illiquid security is one that may not be frequently traded. If it must be sold quickly, it may have to be sold at a loss. For example, if a fund owns a stock that is not sold very often and the fund needs to sell this stock quickly, it may have to offer the investment at a low price for someone to buy it.

A restricted security is one that has not been registered with the SEC and therefore can't be sold in the public market. Restricted securities do include securities eligible for resale under Rule 144A of the Securities Act of 1933. Some Rule 144A securities may be liquid as determined by VALIC. For more information about Rule 144A securities see the Statement of Additional Information. These investments can be very risky because the Fund's ability to sell a restricted security is very limited and Rule 144A securities deemed to be illiquid will have the effect of increasing the amount of the Fund's investments in illiquid securities. In addition, investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

All the Funds may buy illiquid and restricted securities, but are restricted as to how much money they may invest in them. See "Limitations" below.

FOREIGN SECURITIES

All of the funds may invest in securities of foreign issuers. Such foreign securities may be denominated in foreign currencies, except with respect to the Government Securities Fund and the Money Market Fund which may only invest in U.S. dollar-denominated securities of foreign issuers.

For more information about
MORTGAGE-RELATED SECURITIES,
see the Statement of
Additional Information.

For more information about
ILLIQUID AND RESTRICTED
SECURITIES see the
Statement of Additional
Information.

For more information about
FOREIGN SECURITIES, see the
Statement of Additional
information.

--------------------------------------------------------------------------------

Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed income securities issued by foreign governments, corporations and supranational organizations, and American Depository Receipts, European Depository Receipts and Global Depository Receipts ("ADRs", "EDRs" and "GDRs"). See "ADRs" below.

ADRS

ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank. We consider ADRs foreign securities. ADRs in which a Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs.

FOREIGN CURRENCY

All of the Funds, except the Government Securities Fund and the Money Market Fund, may buy and sell foreign currencies the same way they buy and sell other investments. Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Funds may also buy foreign currencies to pay for foreign securities bought for the Fund.

The Funds, except the Money Market Fund and the Government Securities Fund, may purchase forward foreign currency exchange contracts to protect against a decline in the value of the U.S. dollar.

WHEN-ISSUED SECURITIES

When-issued securities are those investments that have been announced by the issuer and will be on the market soon. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit.

All of the Funds may buy when-issued securities in accordance with their investment strategy.

MONEY MARKET SECURITIES

All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A listing of the types of money market securities in which the Money Market Fund may invest is in that Fund's Fact Sheet. A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or Standard & Poor's or another nationally recognized rating service or if unrated, deemed high quality by VALIC.

These high quality money market securities include:

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

- Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion

-   Commercial paper sold by corporations and finance companies

-   Corporate debt obligations with remaining maturities of 13 months or less

- Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities

DERIVATIVES

Unlike stocks and bonds that represent actual ownership of that stock or bond, derivatives are investments which "derive" their value from securities issued by a company, government, or government agency. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect ("hedge") against a change in the price of the underlying security. There are some investors who take higher risk ("speculate") and buy derivatives to profit from a change in price of the underlying security. We may purchase derivatives to hedge the investment portfolios and to earn additional income in order to help achieve the Funds' objectives. Generally we do not buy derivatives to speculate.

The Funds, except the Money Market Fund, may buy two types of derivatives: futures and options.

Options
An option is the right to buy or sell any type of investment for a preset price over a specific period of time.

Call Option
For example, you can buy an option from Mr. Smith that gives you the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for more than $25.00 per share between now and then. Mr. Smith believes it won't be. If you exercise this option before it expires, Mr. Smith must sell you 10 shares of stock X at $25.00 per share.

On the other hand, you can sell an option to Mr. Smith that gives him the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith believes it won't be. If he exercises this option before it expires, you must sell to Mr. Smith 10 shares of stock X at $25.00 per share.

For more information about
FOREIGN CURRENCY
EXCHANGE TRANSACTIONS,
see the Statement of
Additional Information.

For more information about
WHEN-ISSUED SECURITIES,
see the Statement of
Additional Information.

For more information on
put and call OPTIONS AND
FINANCIAL FUTURES
CONTRACTS AND OPTIONS,
see the Statement of
Additional information.

For more information about
MONEY MARKET SECURITIES
OF FOREIGN ISSUERS the
Funds may purchase, see
the Statement of Additional
Information.

--------------------------------------------------------------------------------

Put Option
Or, you can buy an option from Mr. Smith that gives you the right to sell him 10 shares of X stock at $25.00 per share anytime between now and six weeks from now. In this example, you believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith thinks it will be selling for more.

Or, you can sell an option to Mr. Smith that gives him the right to sell to you 10 shares of X stock at $25.00 per share anytime between now and six weeks from now. In this example, he believes stock X will be selling for less than $25.00 per share between now and then.

Futures Contracts
A futures contract is an agreement between a buyer and a seller to buy or sell an investment on a future date at a price the buyer and seller set today. The buyer thinks the price will go up between now and then, and the seller thinks the price will go down or they may just want to receive today's price because they do not know which way prices are going to go.

All of the Funds, except the Money Market Fund, may enter into certain types of futures contracts. The Funds use futures contracts as a tool to earn more money, and to protect against rising or falling prices in the stock and bond markets.

The Funds use stock and bond futures to invest cash and cash equivalents. When certain levels are reached the Fund will sell the futures and buy stocks or bonds.

All of the Funds, except the Money Market Fund can invest in these types of futures and options:

- Write exchange traded covered put and call options on securities and stock indices.

- Purchase exchange traded put and call options on securities and stock indices.

-   Purchase and sell exchange traded financial futures contracts.

- Write covered call options and purchase exchange traded put and call options on financial futures contracts.

- Write covered call options and purchase non-exchange traded call and put options on financial futures contracts.

The Capital Conservation Fund, the Government Securities Fund, the International Equities Fund, the International Government Bond Fund and the Science & Technology Fund may write and purchase put and call options on securities and stock indices that are not traded on an exchange.
REPURCHASE AGREEMENTS

A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short term loan (usually for one day to one week). The Funds may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this prospectus may invest in repurchase agreements.

The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss.

A repurchase agreement of more than 7 days duration is illiquid. A discussion of repurchase agreements, illiquid securities and Fund limitations is contained in the Statement of Additional Information.

A WORD ABOUT RISK

There are four basic types of investment risk you may be subject to:

-   Market Risk

-   Credit (Financial) Risk

-   Interest Rate Risk

-   Risk Associated with Foreign Securities

Generally stocks are considered to be subject to market risk, while debt securities, such as U.S. government bonds and money market securities are subject to interest rate risk. Other debt securities, such as corporate bonds, involve both interest rate and credit (financial) risk. Lastly, risks associated with foreign securities can involve political, currency and limited information risks. Each of these four basic types of investment risks is discussed below.

Market Risk

Market risk refers to the loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock could fall.

--------------------------------------------------------------------------------

Credit (Financial) Risk

Credit risk refers to the risk that the issuer of a bond may default or be unable to pay interest or principal due on a bond.

To help the Funds' Investment Adviser or
Sub-advisers decide which U.S. corporate and foreign bonds to buy, they rely on Moody's and Standard & Poor's (two nationally recognized bond rating services), and on VALIC's own research. This research lowers the risk of buying a bond of a company that may not pay the interest and principal on the bond.

All of the Funds in this prospectus may buy bonds that are rated as investment grade. There are four different levels of investment grade, from AAA to BBB; see Description of Corporate Bond Ratings in the Statement of Additional Information. All bonds with these ratings are considered to have adequate ability to pay interest and principal.

All of the Funds in this prospectus may buy bonds issued by the U.S. Government. The U.S. Government guarantees it will always pay principal and interest.

Interest Rate Risk

Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest paying securities in a Fund. If a fund sells a bond before it matures, it may lose money, even if the bond is guaranteed by the U.S. Government. Say, for example, a fund bought an intermediate government bond last year that was paying interest at a fixed rate of 6%. Now, intermediate government bonds are paying interest at a rate of 7%. If the fund wants to sell the bond paying 6%, it will have to sell it at a discount (and realize a loss) to attract buyers because they can buy new bonds paying 7% interest.

Risk Associated with Foreign Securities

Each of the Funds may, subject to limits stated in each Fund's Fact Sheet, invest in foreign securities including ADRs. A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S.

    There are three principal risks of owning foreign securities:

    Political risk -- the chance of a change in government and the assets of the company being taken away.

    Currency risk -- a change in the value of the foreign currency compared to the dollar. If the foreign currency declines in value, your investment valued in U.S. dollars will decline even if the value of the foreign stock or bond is unchanged.

    Limited information -- foreign companies generally are not regulated to the degree U.S. companies are and may not report all of the information we are used to getting. To minimize taxes they may not report some income or they may report higher expenses.

INVESTMENT PRACTICES

Limitations

Each Fund has limitations on the percentage of its assets that it may allocate to certain investments. These limits are determined by the Fund's investment objectives and risk level.

For example, the Stock Index Fund's investment goal is growth through investments tracking the S&P 500 Index, an index that includes stocks of domestic and foreign companies. As a result, this Fund may invest no more than 35% of its assets in stocks that are not part of the S&P 500 Index.

Some Funds are restricted from buying certain types of investments altogether. For example, the Money Market Fund may not invest in futures and options.

Each Fund's limitations are shown in the Investment Strategy section of its Fact Sheet.

Lending Portfolio Securities

Each Fund except the Growth Fund and the Science & Technology Fund may lend up to 30% of its total assets to broker-dealers and other financial institutions to earn more money for the Fund. The Growth Fund and the Science & Technology Fund may lend up to 33 1/3% of their total assets. Assets are placed in a special account by the borrower to cover the market value of the securities on loan. The assets serving as collateral for the loan are valued daily.

A risk of lending portfolio investments is that there may be a delay in the Fund getting its investments back when a loaned security is sold.

The Funds will only make loans to broker-dealers and other financial institutions approved by its Custodian, as monitored by VALIC and authorized by the Board of Directors.

For more information about
LENDING PORTFOLIO
SECURITIES, see the
Statement of Additional
Information.

For more information about
INVESTMENT LIMITATIONS,
see the Statement of
Additional Information.

For more information about
FOREIGN SECURITIES, see
the Statement of Additional
Information.

About the Series Company
--------------------------------------------------------------------------------

SERIES COMPANY SHARES

The Series Company is an open-end mutual fund and may offer shares of the Funds for sale at any time. However, the Series Company offers shares of the Funds only to registered and unregistered separate accounts of VALIC and its affiliates, or employee thrift plans maintained by VALIC or American General Corporation.

As a participant, you do not directly buy shares of the Funds that make up the Series Company. Instead, you buy units in either a registered or unregistered separate account of VALIC or of its affiliates. When you buy these units, you specify which Funds you want the separate account to invest your money in. The separate account, in turn, buys the shares of the Funds according to your instructions. See your contract prospectus for more information on the separate account associated with your contract.

When the separate accounts buy, sell, or transfer shares of the Funds, they do not pay any charges related to these transactions.

None of the Funds currently foresees any disadvantages to participants arising out of the fact that it may offer its shares to separate accounts of various insurance companies to serve as the investment medium for their variable annuity and variable life insurance contracts. Nevertheless, the Board of Directors intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Funds and shares of another Fund may be substituted. This might force a Fund to sell portfolio securities at disadvantageous prices. In addition, the Board of Directors may refuse to sell shares of any Fund to any separate account or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is on the best interests of the shareholders of the Fund.

As distributor, VAMCO sells shares of the Funds to the separate accounts. VAMCO is a wholly owned subsidiary of VALIC and acts as a distributor under an agreement it has with the Series Company. VAMCO does not charge the Series Company or the separate accounts for its services. Also, VAMCO is not required to sell a minimum number of shares to the separate accounts.

VAMCO sends orders to buy, sell or transfer shares to the Series Company's transfer agent daily. The price of any share affected by the request is the next net asset value calculated after order is received.

For more information on how to participate, see your contract prospectus.

NET ASSET VALUE OF THE SERIES
COMPANY SHARES

How Net Asset Value is Calculated

Here is how the Series Company calculates the net asset value of each Fund's shares:

Step 1:

   Total value of the
   Fund's assets*
   (including money owed
   to the fund but not yet      The Fund's
   collected)               =   Total
-- The Fund's liabilities       Net Asset Value
   (including money owed
   by the Fund but not yet
   paid)
Step 2:
   The Fund's total net
   asset value (from
   Step 1)                      NET ASSET VALUE
/ The total number of the   =   PER SHARE
  Fund's shares that are
  outstanding.

* The Series Company uses the fair market value of Fund's investments to calculate the Fund's total value. However, it uses the amortized cost method to determine the values of all the Money Market Fund's investments and of any other Fund's short-term securities maturing within 60 days. The amortized cost method approximates fair market value.

If a Fund's portfolio includes investments that are not sold often or are not sold on any exchanges, the Series Company's Board of Directors or its delegate will, in good faith, estimate fair market value of these investments.

When Net Asset Value is Calculated

The Series Company calculates the net asset value of each Fund's shares at approximately 4pm EST each day the New York Stock Exchange is open. (The New York Stock Exchange is open Monday through Friday but is closed on certain federal and other holidays.)

THE VARIABLE ANNUITY
MARKETING COMPANY
(VAMCO) acts as the
Series Company's
distributor.

--------------------------------------------------------------------------------

The separate accounts can buy, sell, and transfer shares in the Funds only on days that the Series Company calculates the net asset value of each Fund's shares. Through VAMCO, the separate accounts send orders to the Series Company to buy, sell, or transfer shares based on requests they receive from participants.

DIVIDENDS AND CAPITAL GAINS

Dividends from Net Investment Income

Net investment income generally includes stock dividends received and bond interest earned less expenses paid by the Fund. Each Fund pays dividends from net investment income occasionally. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund. The Money Market Fund pays dividends daily and all other Funds pay dividends once a month.

Distributions from Capital Gains

When a Fund sells a security for more than it paid for that security, a capital gain results. Once a year, each Fund pays distributions from capital gains, as long as total capital gains exceed total capital losses. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

DIVERSIFICATION

Each Fund's diversification policy limits the amount that the Fund may invest in certain securities. Each Fund's diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the "Code") as well as the Investment Company Act of 1940 ("the 1940 Act").

All of the Funds except International Government Bond Fund, Growth Fund and Science & Technology Fund may invest up to 5% of their total assets in a single issuer. An issuer, or "company" does not include the U.S. Government or agencies of the U.S. Government according to the Code and the 1940 Act. For diversification purposes, repurchase agreements are considered to be issued by the U.S. Government if backed by U.S. Government securities. Also, these Funds may not own more than 10% of the voting securities of a company.

The Growth Fund and the Science & Technology Fund may not invest more than 5% of their total assets in one company and more than 10% of their total assets in the voting securities of one company as long as the total of these investments does not exceed 25% of total assets.

The International Government Bond Fund is "non-diversified" under the 1940 Act. This means it can invest more of its assets in fewer issuers and for this reason may be riskier than the other Funds. This Fund may invest up to 25% of its total assets in a single issuer as long as those investments representing over 5% of total assets in one issuer do not exceed 50% of total assets of the Fund. The remaining 50% of total assets may not include more than 5% of total assets in one issuer.

Also, the Money Market Fund may not invest more than 5% of its total assets in any company rated as "second tier" by a national rating service (as described in Types of Investments).

--------------------------------------------------------------------------------

TAXES

By paying out all earnings as described in the Dividends and Capital Gains section above and by complying with the diversification requirements under the Code, each Fund expects to qualify as a Registered Investment Company (RIC) under Subchapter M of the Code. By qualifying as a RIC the Fund will not have to pay federal income taxes.

VOTING RIGHTS

One Vote Per Share

Each outstanding share has one vote on all matters that shareholders vote on. As a participant, you vote on these matters indirectly by voting your units. The way you vote your units as a participant depends on your contract. See your contract prospectus for specific details.

When a matter comes up for vote, the separate account will vote its shares in the same proportion as the unit votes it actually receives. If VALIC determines that it may, under the current interpretation of the 1940 Act, vote shares directly instead of voting through its units, it may decide to vote that way.

Shareholder Meetings

Maryland law does not require the Series Company to hold regular, annual shareholder meetings. But, the Series Company must hold shareholder meetings on the following matters:

-  to approve certain agreements as required by the 1940 Act;

- to change fundamental investment objectives in the Diversification section and to change fundamental investment restrictions, above;

- to fill vacancies on the Series Company's Board of Directors if the shareholders have elected less than a majority of the Directors.

Shareholders may call a meeting to remove a Director from the Board if at least 10% of the outstanding shares vote to have this meeting. Then, at the meeting, at least 2/3 of all the outstanding shares of all the Funds must vote in favor of removing the Director.

Shareholder Communications

The Series Company will assist in shareholder communications.

YEAR 2000 RISKS

VALIC is in the process of modifying its systems to achieve Year 2000 readiness. This endeavor is directed and managed by VALIC and monitored by the parent company, American General Corporation. VALIC has developed clearly defined and documented plans that have been implemented to minimize the risk of significant negative impact on its operations.

These plans include the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions due to Year 2000 issues; (3) test systems for Year 2000 readiness; (4) reprogram or replace systems that are not Year 2000 ready; and (5) return the systems to operation. VALIC expects to complete the forgoing activities for all critical business systems relevant to the Series Company by December 1998. Accordingly, VALIC has no contingency plans because any open Year 2000 issues may be addressed in 1999.

In addition, the Series Company and VALIC have business relationships with various third parties, each of which must also be Year 2000 ready. Therefore, VALIC's plans also include assessing and attempting to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. Due to the various stages of the third parties' Year 2000 readiness, VALIC's efforts in this regard will extend through 1999.

Through June 30, 1998 VALIC has incurred and expensed $13 million (pretax) related to Year 2000 readiness, including $6.5 million incurred during the first six months of 1998. VALIC currently anticipates that it will incur future costs of $3 million (pretax) for additional internal staff, third party vendors, and other expenses to achieve Year 2000 readiness.

Due to the magnitude and complexity of this project, risks and uncertainties exist. If conversion of VALIC's systems is not completed on a timely basis (due to non-performance by significant third-party vendors or other unforeseen circumstances), or if significant third parties fail to achieve Year 2000 readiness on a timely basis, the Year 2000 issue could have a material adverse impact on the operations of VALIC and the Series Company.

EURO CONVERSION

The planned introduction of a single European currency, the Euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union (EMU) presents unique risks and uncertainties for investors in those countries. The European Union currently consists of: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom. The risks associated with the introduction of the Euro include: (i) whether the payment and operational systems of banks and other financial institutions will be ready by the

See the Statement of
Additional information and
your contract prospectus
for further tax discussions.
You should also CONSULT
YOUR TAX ADVISOR before
investing.

--------------------------------------------------------------------------------

scheduled launch date; (ii) the creation of suitable clearing and settlement payment schemes for the Euro; (iii) the legal treatment of outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; (iv) the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; and (v) whether the interest rate, tax and labor regimes of the European countries participating in the Euro will converge over time. Further, the conversion of the currencies of other EMU countries, such as the United Kingdom, and the admission of other countries, including Central and Eastern European countries, to the EMU could adversely affect the Euro. These or other factors may cause market disruptions before or after the introduction of the Euro and could adversely affect the value of foreign securities and currencies held by the Funds. The Euro conversion also raises tax issues such as whether the conversion of a non-Euro currency to the Euro creates a "realization event" for a financial instrument denominated in the non-Euro currency and the appropriate time to recognize any gain or loss. Depending on how the tax authorities rule on these issues, the Euro conversion may result in taxable gain or loss on non-Euro denominated instruments that have not been sold by the Funds at the time of conversion.

Additionally, while it is not possible to predict the impact of the Euro implementation plan on the Funds, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and VALIC and the Sub-advisers may need to adapt their investment strategies accordingly. The process of implementing the Euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies. Also, the transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

REPORTS

The Series Company sends Annual Reports containing audited financial statements, Semi-Annual Reports containing unaudited financial statements, and proxy materials to Contract owners or participants. Also, the Series Company includes an Annual Report with each Statement of Additional Information it sends out.

If you have any questions about the Annual or Semi-Annual Reports, call or write to the Series Company at the phone number/address found on the cover page of this prospectus.

Please tear off, complete and return the form below to Suite A3-01, Communications Unit, The Variable Annuity Life Insurance Company, 2929 Allen Parkway, Houston, Texas 77019 to order a Statement of Additional Information for the Company. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

   Please send me a free copy of the Statement of Additional Information for American General Series Portfolio Company.

Name: ________________________________________              GA. #: ______________________________
Address: ____________________________________               Policy #: ______________________________
Social Security Number: ____________________

                      (This page intentionally left blank)

                      (This page intentionally left blank)

INVESTMENT ADVISER:
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUB-ADVISERS:
Bankers Trust Company
One Bankers Trust Plaza
130 Liberty St., 36th Floor
New York, New York 10006

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Value Line, Inc.
220 East 42nd Street, 6th Floor
New York, New York 10017-5981

DISTRIBUTOR:
The Variable Annuity Marketing Company
2929 Allen Parkway
Houston, Texas 77019

CUSTODIAN:
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT AUDITORS:
Ernst & Young LLP
1221 McKinney, Suite 2400
Houston, Texas 77010

TRANSFER AND SHAREHOLDER SERVICE AGENT:
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019

                             DIRECTORS AND OFFICERS

DIRECTORS                                     OFFICERS
Norman Hackerman                              Thomas L. West, Jr.          Chairman
John Wm. Lancaster                            John A. Graf                 President
Ben H. Love                                   Craig R. Rodby               Vice Chairman
Joe C. Osborne                                Michael G. Atnip             Executive Vice President
F. Robert Paulsen                             Joe C. Osborne               Executive Vice President
Peter V. Tuters                               Peter V. Tuters              Senior Investment Officer
R. Miller Upton                               Maruti D. More               Vice President -- Investments
Thomas L. West, Jr.                           Teresa S. Moro               Vice President and
                                                                           Investment Officer
                                              Leon A. Olver                Vice President and
                                                                           Investment Officer
                                              William Trimbur, Jr.         Vice President and
                                                                           Investment Officer
                                              Brent C. Nelson              Vice President
                                              Cynthia A. Toles             Vice President and
                                                                           Secretary
                                              Nori L. Gabert               Vice President and
                                                                           Assistant Secretary
                                              Cynthia A. Gibbons           Assistant Vice President
                                              Gregory R. Seward            Treasurer
                                              Jaime M. Sepulveda           Assistant Treasurer
                                              Earl E. Allen, Jr.           Assistant Treasurer
                                              Kathryn A. Pearce            Controller
                                              Donna L. Hathaway            Assistant Controller

PRINTED MATTER

PRINTED IN U.S.A.                                                 RECYCLED PAPER
VA 9017 VER 10/98                                                      [RECYCLED
PAPER LOGO]

                   AMERICAN GENERAL SERIES PORTFOLIO COMPANY

                             ASSET ALLOCATION FUND
                           CAPITAL CONSERVATION FUND
                           GOVERNMENT SECURITIES FUND
                                  GROWTH FUND
                              GROWTH & INCOME FUND
                          INTERNATIONAL EQUITIES FUND
                       INTERNATIONAL GOVERNMENT BOND FUND
                               MIDCAP INDEX FUND
                               MONEY MARKET FUND
                           SCIENCE & TECHNOLOGY FUND
                              SMALL CAP INDEX FUND
                             SOCIAL AWARENESS FUND
                                STOCK INDEX FUND

--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------

                                FORM N-1A PART B

                                OCTOBER 1, 1998

This Statement of Additional Information is not a prospectus and contains information in addition to that in the Prospectus for American General Series Portfolio Company (the "Company"). It should be read in conjunction with the Prospectus. The Statement of Additional Information and the related Prospectus are both dated October 1, 1998. For an individual interested in a variable annuity contract issued by The Variable Annuity Life Insurance Company ("VALIC"), a Prospectus may be obtained by calling 1-800-44-VALIC or writing the Company or The Variable Annuity Marketing Company ("VAMCO") at 2929 Allen Parkway, Houston, Texas 77019. All inquiries regarding variable annuity contracts issued by American General Life Insurance Company ("AGL"), the successor to California-Western States Life Insurance Company ("Cal-West"), should be directed in writing to AGL's Annuity Administration Department, 2727-A Allen Parkway, Houston, Texas 77019-2191 or by calling 1-800-813-5065. Shares in the Company are available to the public only through the purchase of certain variable annuity contracts issued and employee thrift plans maintained by VALIC and its affiliates.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
General Information and History.............................     4
Additional Information Regarding Certain Funds..............     5
  International Equities Fund...............................     5
  Government Securities Fund................................     5
  Asset Allocation Fund.....................................     6
Performance and Yield Information...........................     7
Fundamental Investment Restrictions.........................    10
  Fundamental Investment Restrictions Applicable to All
     Funds..................................................    10
  MMF Investment Restrictions...............................    11
  AAF, CCF, GSF, SIF, IEF, MIF and SCIF Investment
     Restrictions...........................................    11
  GIF Investment Restrictions...............................    11
  GF and STF Investment Restrictions........................    11
  SAF Investment Restrictions...............................    12
  IGBF Investment Restrictions..............................    12
Investment Practices........................................    13
  Repurchase Agreements.....................................    13
  Lending Portfolio Securities..............................    13
  Convertible Securities....................................    14
  Foreign Securities........................................    14
  Foreign Currency Exchange Transactions....................    15
  Bank Obligations..........................................    15
  When Issued Securities....................................    16
  Debt Securities...........................................    16
  Emerging Markets..........................................    17
  Asset-Backed Securities...................................    17
  Lower Rated Debt Securities...............................    17
  Real Estate Securities and Real Estate Investment Trusts
     ("REITs")..............................................    18
  Warrants..................................................    19
  Swap Agreements...........................................    19
  Eurodollar Obligations....................................    20
  Mortgage-Related Securities...............................    21
  Commercial Mortgage-Backed Securities.....................    23
  Other Mortgage-Related Securities.........................    23
  Loan Participations.......................................    24
  Adjustable Rate Securities................................    24
  Illiquid Securities.......................................    25
  Rule 144A Securities......................................    25
  Options on Securities and Securities Indices..............    25
  Writing Covered Call and Put Options and Purchasing Call
     and Put Options........................................    27
  Financial Futures Contracts...............................    28
  Options on Financial Futures Contracts....................    30
  Certain Additional Risks of Options and Financial Futures
     Contracts..............................................    31
  Limitations...............................................    33
  Money Market Securities of Foreign Issuers................    33
Investment Adviser..........................................    34
Investment Sub-Advisers.....................................    36
Portfolio Transactions and Brokerage........................    38

                                                              PAGE
                                                              ----
Offering, Purchase, and Redemption of Fund Shares...........    41
Determination of Net Asset Value............................    42
Calculation of Yield for the Money Market Fund..............    43
Accounting and Tax Treatment................................    44
  Calls and Puts............................................    44
  Financial Futures Contracts...............................    44
  Subchapter M of the Internal Revenue Code of 1986.........    44
  Section 817(h) of the Code................................    45
Other Information...........................................    45
  Shareholder Reports.......................................    45
  Voting and Other Rights...................................    45
  Custody of Assets.........................................    46
  Index Funds...............................................    47
  Description of Corporate Bond Ratings.....................    48
  Description of Commercial Paper Ratings...................    48
  Independent Auditors......................................    49
Directors and Officers......................................    50
Compensation of Directors and Certain Officers..............    53
Financial Statements........................................    54

                        GENERAL INFORMATION AND HISTORY

     American General Series Portfolio Company (the "Company") was incorporated in Maryland on December 7, 1984, by VALIC and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. Pursuant to Investment Advisory Agreements with the Company and subject to the authority of the Company's Board of Directors, VALIC serves as the Company's investment adviser and conducts the business and affairs of the Company. Additionally, VALIC has engaged an investment sub-adviser to provide investment sub-advisory services for the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the Growth Fund, the Growth & Income Fund, and the Science & Technology Fund, subject to VALIC's control, direction and supervision. The Company consists of thirteen separate investment portfolios (hereinafter collectively referred to as the "Funds" or individually as a "Fund"), each of which is, in effect, a separate mutual fund issuing its own separate class of common stock. The Company issues shares of common stock of each Fund to registered and unregistered separate accounts of VALIC and its affiliates to fund variable annuity contracts (the "Contracts"). Currently the Company acts as an investment vehicle for assets of VALIC's Separate Account A, and AGL Separate Account A and Separate Account D, each of which is a unit investment trust registered as an investment company under the 1940 Act, and AGL Separate Account B, a unit investment trust that is exempt from registration as an investment company under the 1940 Act. Additionally, retirement plans maintained by VALIC and American General Corporation may own shares of certain of the Funds.

     The Company and VALIC have Codes of Ethics which establish for their officers, directors and certain employees procedures and restrictions as to those individual's personal investment trading activities.

                                                                                                     DATE OPERATIONS
                                                   DATE OF                   DATE SEED                  COMMENCED
                                               INCORPORATION OR              MONEY WAS               (BY ISSUANCE OR
                                                BOARD APPROVAL             FIRST PROVIDED             AVAILABILITY
               NAME OF FUND                    FOR ORGANIZATION            TO THE COMPANY              OF SHARES)
               ------------                    ----------------            --------------            ---------------
Asset Allocation Fund ("AAF")*.............        02-22-83                   08-08-83                  09-06-83
Capital Conservation Fund ("CCF")..........        12-07-84                   12-16-85                  01-16-86
Government Securities Fund ("GSF").........        12-07-84                   12-16-85                  01-16-86
Growth Fund ("GF").........................        01-25-94                   04-29-94                  04-29-94
Growth & Income Fund ("GIF")...............        01-25-94                   04-29-94                  04-29-94
International Equities Fund ("IEF")........        07-18-89                   09-29-89                  10-02-89
International Government Bond Fund
  ("IGBF").................................        07-30-91                   10-01-91                  10-01-91
MidCap Index Fund ("MIF")..................        03-16-82                   08-30-82                  10-13-82
Money Market Fund ("MMF")..................        12-07-84                   12-16-85                  01-16-86
Science & Technology Fund ("STF")..........        12-17-93                   04-29-94                  04-29-94
Small Cap Index Fund ("SCIF")..............        10-28-91                   05-01-92                  05-01-92
Social Awareness Fund ("SAF")..............        07-18-89                   09-29-89                  10-02-89
Stock Index Fund ("SIF")...................        02-02-87                   04-20-87                  04-20-87

---------------

*The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

     The MidCap Index Fund and the Asset Allocation Fund are the successors to Capital Accumulation Fund, Inc. and Timed Opportunity Fund, Inc., respectively, which were separately registered open-end diversified management investment companies under the 1940 Act, pursuant to a reorganization entered into on September 25, 1985. The MidCap Index Fund effected a change in its name and investment objective, investment program and one of its restrictions as of October 1, 1991. The Asset Allocation Fund effected a change in its name from the Timed Opportunity Fund, effective as of October 1, 1997. In addition, the Quality Growth Fund was combined into the Stock Index Fund, by means of a reclassification of its shares, effective May 1, 1992.

                 ADDITIONAL INFORMATION REGARDING CERTAIN FUNDS

     The following disclosures supplement disclosures set forth in the Prospectus and do not, standing alone, present a complete explanation of the matters disclosed. Please refer also to the Prospectus for a complete presentation of these matters.

INTERNATIONAL EQUITIES FUND

     The International Equities Fund intends to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the Morgan Stanley's Capital International, Europe, Australia and Far East Index ("EAFE Index"). The EAFE Index, which commenced in 1969, is an unmanaged capitalization weighted stock index consisting of more than 1000 companies operating in 21 countries in Europe, Australia, and the Far East. The EAFE Index is a well known measure for international stock performance. The EAFE Index does not reflect charges, fees, and commissions applicable to the Fund.

     The weighted breakdown by country of the EAFE Index (as of May 31, 1998) is set forth below:

                        EAFE INDEX BREAKDOWN BY COUNTRY

           COUNTRY                                                       WEIGHT
           -------                                                       ------
  1       AUSTRALIA...................................................    2.40
  2       AUSTRIA.....................................................    0.44
  3       BELGIUM.....................................................    1.65
  4       DENMARK.....................................................    1.04
  5       FINLAND.....................................................    1.01
  6       FRANCE......................................................    9.32
  7       GERMANY.....................................................   11.18
  8       HONG KONG...................................................    1.86
  9       IRELAND.....................................................    0.51
 10       ITALY.......................................................    4.98
 11       JAPAN.......................................................   20.91
 12       MALAYSIA....................................................    0.64
 13       NETHERLANDS.................................................    6.12
 14       NEW ZEALAND.................................................    0.23
 15       NORWAY......................................................    0.59
 16       PORTUGAL....................................................    0.73
 17       SINGAPORE...................................................    0.63
 18       SPAIN.......................................................    3.41
 19       SWEDEN......................................................    3.33
 20       SWITZERLAND.................................................    8.13
 21       UNITED KINGDOM..............................................   20.90

GOVERNMENT SECURITIES FUND

     The Government Securities Fund may invest in intermediate and long-term debt instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities in which the Fund may invest include: (1) U.S. Treasury bills, notes, and bonds; (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (e.g., Government National Mortgage Association ("GNMA") Certificates); (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury (e.g., debt of each of the Federal Home Loan banks); (c) the discretionary authority of the U.S. Government or GNMA to purchase certain financial obligations of the agency or instrumentality (e.g., Federal National Mortgage Association); or (d) the credit of the issuing agency or instrumentality (e.g., Federal Land Banks, Farmers, Farmers Home Administration or Student Loan Marketing Association); and (3) collateralized mortgage obligations ("CMOs") that are issued by governmental or non-governmental entities and collateralized by U.S. Treasury Obligations or by U.S. Government agency or instrumentality securities.

No assurance can be given that the U.S.
Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future, since it is not required to do so by law.

ASSET ALLOCATION FUND

     In addition to its overall investment objective, the Fund has established separate sub-objectives for investments in each of the three market sectors. The following is a statement of the sub-objectives of each sector, which are designed to maximize the unique investment return characteristics inherent in that market sector:

     1. Within the stock sector, the Fund seeks appreciation of capital by selecting investments that it expects will participate in the growth of the nation's economy.

     2. Within the bond sector, the Fund will generally seek high current income consistent with reasonable investment risk. The Fund will pursue the above objective by investing only in (a) investment grade corporate debt obligations rated e.g. at least Baa by Moody's Investor Services, Inc. ("Moody's") or by any other NRSRO or unrated debt obligations which VALIC believes are of comparable investment quality, and (b) obligations of, or debts guaranteed by, the U.S. Government, its agencies, or instrumentalities. See "Government Securities Portfolio" for an explanation of U.S. Government obligation and "Debt Securities" in this Prospectus and the Appendix for an explanation of corporate debt ratings.

     3. Within the money market sector, the Fund seeks the highest level of current income consistent with liquidity, stability, and preservation of capital.

     The chart below indicates the historic allocations, from June 1983 through June 1998, based on the investment benchmarks of 55% in equity securities, 35% in intermediate or long-term debt securities and 10% in money market or short term debt instruments, as recommended by the Bankers Trust Company Tactical Asset Allocation Model. The Bankers Trust Company Tactical Asset Allocation Model is currently used in connection with the management of over $5.12 billion of assets.

                               CHART APPEARS HERE

                       PERFORMANCE AND YIELD INFORMATION

     The Series Company may compute the total return of a Fund ("Average Annual Total Return"), total return of a Fund before expenses ("Portfolio Total Return"), and compare Portfolio Total Return to the total return of the Fund's benchmark index ("Index Total Return"). The difference between Portfolio Total Return and Index Total Return is referred to as "tracking difference." Tracking difference represents the amount that the return on the investment portfolio (which results from the Adviser's investment selection) deviates from its benchmark's Index Total Return. Fund performance does not reflect contract charges or separate account charges which will reduce Fund values which are available to Participants. Information about Separate Account performance is available in the applicable contract prospectus.

AVERAGE ANNUAL TOTAL RETURN

     Average Annual Total Return quotations for periods of 1, 3, 5, and 10 years, or, since inception of the Fund, are calculated according to the following formula:

                                 P (1+T)n = ERV

     Where:

P         = A hypothetical initial Purchase Payment of $1,000.
T         = Average annual total return.
n         = Number of years.
ERV       = Ending redeemable value of a hypothetical $1,000 Purchase
            Payment made at the beginning of the first period.

     Average Annual Total Return reflects the deduction of Fund expenses and assumes that all dividends and distributions are reinvested when paid.

PORTFOLIO TOTAL RETURN

     Portfolio Total Return quotations for periods of 1, 3, 5, and 10 years, or, since inception are calculated by adding to the Average Total Annual Return (described above) the expenses of the Fund. Expenses of the Fund are calculated at the end of each Fund's fiscal year and are expressed as a percentage of average net assets. Expenses as a percentage of average net assets are prorated equally over the months in the fiscal year in which the ratio was calculated when determining expenses for periods crossing over fiscal years.

INDEX TOTAL RETURN

     Index Total Return quotations for periods 1, 3, 5, and 10 years, or, since inception, are calculated by determining the percentage change in value of the benchmark index over the applicable period including reinvestment of dividends and interest as applicable. Index Total Return is calculated according to the formula described above for Average Annual Total Return, however it does not include an expense component; if an expense component were included the return would be lower.

SEVEN DAY YIELDS

     The Money Market Fund may quote a Seven Day Current Yield and a Seven Day Effective Yield. The Seven Day Current Yield is calculated by determining the total return for the current seven day period ("based period return") and annualizing the base period return by dividing by seven days, then multiplying the result by 365 days. The Seven Day Effective Yield annualizes the base period return while compounding weekly the base period return according to the following formula:

        Seven Day Effective Yield = [(Base Period Return + 1)365/7 - 1]

30 DAY CURRENT YIELD

     The Capital Conservation Fund, Government Securities Fund, and the International Government Bond Fund may quote a 30 Day Current Yield which is determined based on the current 30 day period, according to the following standardized formula:

                          Yield = 2[(1 +  NII  )6 - 1]
                                         S x NAV

     Where:

NII     = Net investment income (interest income, plus dividend
          income, plus other income, less fund expenses.
S       = Average daily shares outstanding.
NAV     = Net asset value per share on the last day of the period.

                              PERFORMANCE RETURNS
                                  MAY 31, 1998

                                                                                                                       10 YEAR
                                                        INCEPTION                                                     OR SINCE
                                                          DATE          1 YEAR        3 YEAR        5 YEAR          INCEPTION (A)
                                                        ---------       ------        ------        ------          -------------
ASSET ALLOCATION FUND:*                                 09/06/83
  Average Annual Total Return                                           21.94%        18.55%        13.79%              11.21%
  Portfolio Total Return                                                22.48%        19.11%        14.36%              11.94%
  Benchmark (B)                                                         21.22%        19.12%        15.02%              14.07%
CAPITAL CONSERVATION FUND:                              01/16/86
  Average Annual Total Return                                           10.76%         7.27%         6.41%               7.95%
  Portfolio Total Return                                                11.30%         7.83%         6.98%               8.63%
  Merrill Lynch Corporate Master Index                                  12.35%         8.54%         8.05%              10.19%
GOVERNMENT SECURITIES FUND:                             01/16/86
  Average Annual Total Return                                           10.60%         6.91%         6.04%               7.96%
  Portfolio Total Return                                                11.14%         7.46%         6.61%               8.64%
  Lehman Brothers U.S. Treasury Index                                   11.22%         7.49%         6.87%               8.97%
GROWTH FUND:                                            04/29/94
  Average Annual Total Return                                           27.41%        26.99%        N/A                 23.26%
  Portfolio Total Return                                                28.25%        27.83%        N/A                 24.12%
  S & P 500                                                             30.68%        29.51%        N/A                 26.97%
GROWTH & INCOME FUND:                                   04/29/94
  Average Annual Total Return                                           19.87%        23.69%        N/A                 20.19%
  Portfolio Total Return                                                20.67%        24.49%        N/A                 21.00%
  S & P 500                                                             30.68%        29.51%        N/A                 26.97%
INTERNATIONAL EQUITIES FUND:                            10/02/89
  Average Annual Total Return                                            9.92%         9.59%         9.56%               5.04%
  Portfolio Total Return                                                10.32%        10.00%         9.99%               5.49%
  Morgan Stanley Capital International EAFE                             11.11%         9.76%         9.52%               5.24%
INTERNATIONAL GOVERNMENT BOND FUND:                     10/01/91
  Average Annual Total Return                                            2.65%         0.61%         5.44%               7.61%
  Portfolio Total Return                                                 3.20%         1.17%         5.99%               8.05%
  Salomon Brothers Non-U.S. Government Bond Index                        2.38%         0.53%         5.79%               8.26%
MIDCAP INDEX FUND:                                      10/01/91
  Average Annual Total Return                                           29.62%        24.95%        17.99%              17.61%
  Portfolio Total Return                                                29.98%        25.34%        18.40%              18.05%
  S & P MidCap 400                                                      29.87%        25.40%        18.42%              18.38%
MONEY MARKET FUND:                                      01/16/86
  Average Annual Total Return                                            5.25%         5.18%         4.65%               5.45%
  Portfolio Total Return                                                 5.79%         5.74%         5.22%               6.05%
  30-Day Certificate of Deposit Primary Offering Rate
    by New York City Banks                                               4.81%         4.72%         4.26%               5.22%
SCIENCE & TECHNOLOGY FUND:                              04/29/94
  Average Annual Total Return                                           10.85%        21.33%        N/A                 26.44%
  Portfolio Total Return                                                11.80%        22.28%        N/A                 27.40%
  S & P 500                                                             30.68%        29.51%        N/A                 26.97%
SMALL CAP INDEX FUND:                                   05/01/92
  Average Annual Total Return                                           21.34%        20.61%        15.43%              15.31%
  Portfolio Total Return                                                21.73%        21.01%        15.85%              15.74%
  Russell 2000                                                          21.25%        20.79%        16.14%              16.68%
SOCIAL AWARENESS FUND:                                  10/02/89
  Average Annual Total Return                                           30.34%        29.89%        21.44%              16.16%
  Portfolio Total Return                                                30.88%        30.44%        22.01%              16.66%
  S & P 500                                                             30.68%        29.51%        22.17%              17.21%
STOCK INDEX FUND:                                       04/20/87
  Average Annual Total Return                                           30.30%        29.23%        21.75%              17.79%
  Portfolio Total Return                                                30.61%        29.56%        22.10%              18.27%
  S & P 500                                                             30.68%        29.51%        22.17%              18.62%

------------

  * The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

(A) Amounts shown are returns for ten years or since inception if the fund has been in existence for less than ten years.

(B) Benchmark consists of 55% S&P 500 Index, 35% Merrill Lynch Corporate & Government Master Index, and 10% of NYC 30 Day Primary CD Rate.

                      FUNDAMENTAL INVESTMENT RESTRICTIONS

     The Funds have each adopted certain fundamental investment restrictions which, unlike the other investment objective(s), policies, and investment program of each Fund, may only be changed for each Fund with the consent of a majority of the outstanding voting securities of the particular Fund. The 1940 Act defines such a majority as the lesser of (1) 67% or more of the voting securities present in person or by proxy at a shareholders' meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of a Fund's outstanding voting securities.

FUNDAMENTAL INVESTMENT RESTRICTIONS
APPLICABLE TO ALL FUNDS

     All the Funds, except the International Government Bond Fund, the Growth Fund and the Science & Technology Fund have adopted each of the following fundamental investment restrictions. The percentage limitations referenced in some of the following fundamental investment restrictions are to be determined at the time of purchase. The International Government Bond Fund has adopted fundamental investment restrictions 2-10 below. (The Growth Fund and the Science & Technology Fund have adopted investment restrictions 3, 6 and 7 as non-fundamental operating policies. In addition, as a non-fundamental operating policy, the Growth Fund and the Science & Technology Fund will not invest in oil, gas or mineral exploration programs if, as a result, more than 5% of the value of the total assets would be invested in such programs.) Such restrictions provide that no Fund may:

          1. Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

          2. (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money except as a temporary measure for extraordinary or emergency purposes (such as to meet redemption requests which might otherwise require the disadvantageous sale of portfolio securities) and then not in excess of 5% of the Fund's total assets. No Fund may mortgage, pledge or hypothecate more than 5% of the value of its total assets, and then only to secure borrowings made under this restriction.

          3. Acquire more than 3% of the voting securities of any single other investment company or invest more than 10% of (the value of) the Fund's assets in the securities of other investment companies (5% in the case of each such other company). Additionally, investment company securities will only be purchased on the open market or from brokers or dealers receiving customary commissions.

          4. Acquire real estate or real estate contracts, although a Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

          5. Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

          6. Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer.

          7. Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. Each Fund may use short-term credits when necessary to clear transactions.

          8. Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

          9. Purchase or sell commodities (except in connection with investments in options and futures contracts) or invest in oil, gas or mineral exploration programs.

          10. Make loans to other persons, except that a Fund may lend its portfolio securities to broker-dealers and other financial institutions in an amount up to 30% of the value of the Fund's total assets.

MMF INVESTMENT RESTRICTIONS

     MMF may not:

          1. Purchase any security which matures more than 13 months from the date of purchase.

          2. Purchase or sell commodity contracts.

          3. Invest in warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

          4. Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry, except investments in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.

AAF, CCF, GSF, SIF, IEF, MIF, AND SCIF
INVESTMENT RESTRICTIONS

     AAF, CCF, GSF, SIF, IEF, MIF, and SCIF may not:

          1. Enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

          2. Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry.

GIF INVESTMENT RESTRICTIONS

     GIF may not:

          1. Invest 25% or more of its assets in securities of issuers in any one industry.

GF AND STF INVESTMENT RESTRICTIONS

     GF and STF may not:

          1. Borrow money except that the Funds may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Funds' investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Funds' total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The Funds may borrow from banks, other T. Rowe Price Funds or other persons to the extent permitted by law.

          2. Purchase the securities of any issuer if, as a result, more than 25% of the value of the Funds' total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, the Growth Fund will normally concentrate 25% or more of its assets in the securities of the banking industry when the Growth Fund's position in issues maturing in one year or less equals 35% or more of the Growth Fund's total assets.

          3. Make loans, although the Funds may (i) lend portfolio securities; provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Funds' total assets;
     (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly-distributed or privately-placed debt securities and purchase debt.

          4. Purchase a security if, as a result, with respect to 75% of the Funds' total assets, more than 5% of the value of its total assets would be invested in the securities of a single issuer or more than 10% of the outstanding voting securities of any issuer would be held by the Funds, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

          5. Purchase or sell physical commodities; except that it may enter into futures contracts and options thereon.

          6. Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

          7. Issue senior securities except in compliance with the Investment Company Act of 1940.

          8. Underwrite securities issued by other persons, except to the extent that the Funds may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

          With respect to investment restriction (5), the Fund does not consider forward foreign currency contracts or hybrid investments to be commodities. For purposes of investment restriction (2), U.S., state or local governments, or related agencies or instrumentalities, are not considered an industry.

          Notwithstanding anything in the above fundamental and operating restrictions to the contrary, subject to any regulatory requirements, GF and STF may each invest all of its assets in a single investment company or a series thereof in connection with a "master-feeder" arrangement. Such an investment would be made where the Fund (a "Feeder"), and one or more other funds with the same investment objective and program as the Fund, sought to accomplish its investment objective and program by investing all of its assets in the shares of another investment company (the "Master"). The Master would, in turn, have the same investment objective and program as the Fund. The Funds would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.

SAF INVESTMENT RESTRICTIONS

     SAF may not:

          1. Enter into financial futures contracts (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions at the time such positions were established plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

          2. Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry.

IGBF INVESTMENT RESTRICTIONS

     IGBF may not:

          1. With respect to 50% of its total assets, invest more than 5% of its total assets in securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer. With respect to the remaining 50% of its total assets, invest more than 25% of its total assets in the securities of any one issuer. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          2. Enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

          3. Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry.

                              INVESTMENT PRACTICES

REPURCHASE AGREEMENTS

     Each Fund may hold commercial paper, certificates of deposits, and government obligations (including government guaranteed obligations) subject to repurchase agreements with certain well established domestic banks and certain broker-dealers, including primary government securities dealers, approved as creditworthy by the Board of Directors. The underlying security must be a high-quality domestic money market security (except for the International Equities Fund and International Government Bond Fund which utilize foreign money market securities) and the seller must be a well-established securities dealer or bank that is a member of the Federal Reserve System. For the Money Market Fund, the underlying security must be a U.S. Government security or a security rated in the highest rating category by the Requisite NRSROs (Nationally Recognized Statistical Rating Organization) and must be determined to present minimal credit risk. Repurchase agreements are generally for short periods, often less than a week. Repurchase agreements typically obligate a seller, at the time it sells securities to a Fund, to repurchase the securities at a specific future time and price. The price for which the Fund resells the securities is calculated to exceed the price the Fund initially paid for the same securities, thereby determining the yield during the Fund's holding period. This results in a fixed market rate of interest, agreed upon by that Fund and the seller, which is accrued as ordinary income. Most repurchase agreements mature within seven days although some may have a longer duration. The underlying securities constitute collateral for these repurchase agreements, which are considered loans under the 1940 Act.

     The Funds do not intend to sell the underlying securities subject to a repurchase agreement (except to the seller upon maturity of the agreement). During the term of the repurchase agreement, the Funds (i) retain the securities subject to the repurchase agreement as collateral securing the seller's obligation to repurchase the securities, (ii) monitor on a daily basis the market value of the securities subject to the repurchase agreement, and (iii) require the seller to deposit with the Company's custodian collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. In the event that a seller defaults on its obligation to repurchase the securities, the Funds must hold the securities until they mature or may sell them on the open market, either of which may result in a loss to a Fund if, and to the extent that, the values of the securities decline. Additionally, the Funds may incur disposition expenses when selling the securities. Bankruptcy proceedings by the seller may also limit or delay realization and liquidation of the collateral by a Fund and may result in a loss to that Fund. The Board of Directors of the Company will evaluate the creditworthiness of all banks and broker-dealers with which the Company proposes to enter into repurchase agreements. The Funds will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any illiquid assets held by a Fund, exceeds 10% of the value of that Fund's total assets (15% in the case of Growth Fund, Growth & Income Fund and Science & Technology Fund).

LENDING PORTFOLIO SECURITIES

     For purposes of realizing additional income, each Fund may make secured loans of its portfolio securities amounting to no more than 30% of the value of each Fund's total assets (33 1/3% in the case of Growth Fund and Science & Technology Fund). This policy is a fundamental policy of each of the Funds. Securities loans are made to broker-dealers and other financial institutions approved by State Street Bank and Trust Company ("State Street"), custodian to the Funds and pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the loaned securities marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as permitted by interpretations or rules of the Securities and Exchange Commission ("SEC"). While the securities are on loan, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.

     Any loan of portfolio securities by any Fund will be callable at any time by the lending Fund upon notice of five business days. When voting or consent rights which accompany loaned securities pass to the borrower, the lending Fund will call the loan, in whole or in part as appropriate, to permit the exercise of such rights if the matters involved would have a material effect on that Fund's investment in the securities being loaned. If the borrower fails to maintain the requisite amount of collateral, the loan will automatically terminate, and the lending Fund will be permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in receiving additional collateral or in the recovery of the securities or, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only when State Street considers the borrowing broker-dealers or financial institutions to be creditworthy and of good standing and the interest earned from such loans to justify the attendant risks. On termination of the loan, the borrower will be required to return the securities to the lending Fund. Any gain or loss in the market price during the loan would inure to the lending Fund. The lending Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan of its securities.

CONVERTIBLE SECURITIES

     Certain Funds may invest in convertible securities of foreign or domestic issues. A convertible security is a security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure but are usually subordinated to similar nonconvertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

     A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock, or sell it to a third party. Thus, a Fund may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on a Fund's ability to achieve its investment objectives.

FOREIGN SECURITIES

     All Funds may invest in foreign securities. A foreign security includes corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.

     A foreign security is a security issued by an entity domiciled or incorporated outside of the United States.

     Included within the definition of foreign securities are American Depository Receipts (ADRs).

     ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. Generally, ADRs are in registered form. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

     Each Fund may also, in accordance with its specific investment objective(s) and investment program, policies and restrictions purchase U.S. dollar-denominated money market securities of foreign issuers. Such money market securities may be registered domestically and traded on domestic exchanges or in the over-the-counter market (e.g., Yankee securities) or may be (1) registered abroad and traded exclusively in foreign markets or (2) registered domestically and issued in foreign markets (e.g., Eurodollar securities).

     In addition, all the Funds, except the Government Securities Fund and the Money Market Fund, may invest in non-U.S. dollar-denominated foreign securities, in accordance with their specific investment objective(s), investment programs, policies, and restrictions. Investing in foreign securities may
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

involve advantages and disadvantages not present in domestic investments. There may be less publicly available information about securities not registered domestically, or their issuers, than is available about domestic issuers or their domestically registered securities. Stock markets outside the U.S. may not be as developed as domestic markets, and there may also be less government supervision of foreign exchanges and brokers. Foreign securities may be less liquid or more volatile than U.S. securities. Trade settlements may be slower and could possibly be subject to failure. In addition, brokerage commissions and custodial costs with respect to foreign securities may be higher than those for domestic investments. Accounting, auditing, financial reporting and disclosure standards for foreign issuers may be different than those applicable to domestic issuers. Non-U.S. dollar-denominated foreign securities may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations (including currency blockage) and a Fund may incur costs in connection with conversions between various currencies. Foreign securities may also involve risks due to changes in the political or economic conditions of such foreign countries, the possibility of expropriation of assets or nationalization, and possible difficulty in obtaining and enforcing judgments against foreign entities.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

     Foreign currency transactions used by certain of the Funds may be either:
(i) on the spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or (ii) conducted through the use of forward foreign currency exchange contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date. In general, forward foreign currency exchange contracts are not guaranteed by a third party and, accordingly, each party to a forward foreign currency exchange contract is dependent upon the creditworthiness and good faith of the other party.

     A Fund will enter into forward foreign currency exchange contracts only under two circumstances. First, a Fund may enter into a forward foreign currency exchange contract to purchase an amount of foreign currency to protect itself against a possible loss that might occur between trade and settlement dates for a particular security, resulting from a decline in the U.S. dollar against the foreign currency in which such security is denominated. This practice may limit the potential gains that might result from a positive change in such currency relationships. Second, when VALIC or a Sub-adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against the U.S. dollar, a Fund may enter into a forward foreign currency exchange contract to purchase or sell an amount of foreign currency approximating the value of some or all of that Fund's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movements is extremely difficult and it is uncertain whether such short-term hedging strategies will be successful.

BANK OBLIGATIONS

     Each Fund may invest in bank obligations. Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 10% of its net assets (15% in the case of Growth Fund, Growth & Income Fund and Science & Technology Fund) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

     The Funds limit investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve
System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. A Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

     The Funds limit investments in foreign bank obligations to United States dollar-or foreign currency-denominated obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of VALIC or a Sub-adviser, are of an investment quality comparable to obligations of United States banks in which the Funds may invest. The Government Securities Fund may invest in the same types of bank obligations as the other Funds, but they must be U.S. dollar-denominated. Subject to a Fund's limitation on concentration in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

WHEN-ISSUED SECURITIES

     Each of the Funds except the Money Market Fund may purchase securities on a when-issued or delayed delivery basis. When such transactions are negotiated, the price of such securities is fixed at the time of commitment, but delivery and payment for the securities may take place a month or more after the date of the commitment to purchase. The securities so purchased are subject to market fluctuation, and no interest accrues to the purchaser during this period. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. VALIC does not believe that a Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis.

DEBT SECURITIES

     Debt securities are considered high-quality if they are rated at least Aa by Moody's or its equivalent by any other NRSRO or, if unrated, are determined to be of equivalent investment quality. High-quality debt securities are considered to have a very strong capacity to pay principal and interest. Debt securities are considered investment grade if they are rated, for example, at least Baa by Moody's or BBB by S&P or their equivalent by any other NRSRO or, if not rated, are determined to be of equivalent investment quality. Investment grade debt securities are regarded as having an adequate capacity to pay principal and interest. Lower-medium and lower-quality securities rated, for example, Ba and B by Moody's or its equivalent by any other NRSRO are regarded on balance as high risk and predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The Adviser or Sub-Advisers will not dispose of an investment grade security that has been downgraded to below investment grade. See the Section regarding "Description of Corporate Bond Ratings" for a description of each rating category in this Statement of Additional Information for a more complete description of lower-medium and lower-quality debt securities and their risks.

     The maturity of debt securities may be considered long (ten plus years), intermediate (one to ten years), or short-term (thirteen months or less). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk

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

of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

EMERGING MARKETS

     Investments in companies domiciled in emerging market countries may be subject to additional risks. Specifically, volatile social, political and economic conditions may expose investments in emerging or developing markets to economic structures that are generally less diverse and mature. Emerging market countries may have less stable political systems than those of more developed countries. As a result, it is possible that recent favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Another risk is that the small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries. If a Fund's securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     A further risk is that the existence of national policies may restrict a Fund's investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. Also, some emerging markets countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property.

ASSET-BACKED SECURITIES

     Each of the Funds may invest in asset-backed securities (unrelated to first mortgage loans) that represent fractional interests in pools of retail installment loans, both secured (such as certificates for automobile receivables) and unsecured, and leases, or revolving credit receivables both secured and unsecured (such as credit card receivable securities). These assets are generally held by a trust and payments of principal and interest, or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

     Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans, leases, or receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective(s) and policies, a Fund may invest in other asset-backed securities that may be developed in the future.

LOWER RATED DEBT SECURITIES

     Issuers of lower rated or non-rated securities ("high yield" securities, commonly known as "junk bonds") may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

     Lower rated securities frequently have call or redemption features which would permit an issuer to repurchase the security from a Fund. If a call were exercised by the issuer during a period of declining interest rates, a Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to a Fund and dividends to shareholders.

     A Fund may have difficulty disposing of certain lower rated securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet a Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.

     Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of lower rated securities, particularly in a thinly traded market. Factors adversely affecting the market value of lower rated securities are likely to adversely affect a Fund's net asset value. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

     Finally, there are risks involved in applying credit ratings as a method for evaluating lower rated fixed income securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market risks involved in lower rated fixed income securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, the Sub-adviser will monitor the issuers of lower rated fixed income securities in a Fund to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the debt securities' liquidity within the parameters of the Fund's investment policies. The Sub-adviser will not necessarily dispose of a portfolio security when its ratings have been changed.

REAL ESTATE SECURITIES AND REAL ESTATE INVESTMENT TRUSTS ("REITS")

     Each Fund may invest in real estate securities. Real estate securities are equity securities consisting of (i) common stocks, (ii) rights or warrants to purchase common stocks, (iii) securities convertible into common stocks and (iv) preferred stocks issued by real estate companies. A real estate company is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets invested in real estate.

     Certain Funds also may invest in REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code (the "Code"). A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.

     Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are de-pendent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

WARRANTS

     Certain Funds may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. In addition, the value of warrants does not, necessarily, in all cases change to the same extent as the value of the underlying securities to which they relate. Warrants cease to have value if they are not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

SWAP AGREEMENTS

     Certain Funds may enter into interest rate, index and currency exchange rate swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding minimum or maximum levels.

     Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by VALIC or a Sub-adviser in accordance with procedures established by the Board of Directors, to avoid any potential leveraging of a Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on VALIC or a Sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

EURODOLLAR OBLIGATIONS

     Certain Funds, in accordance with their investment objective(s), policies, and investment program, may invest in Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit. A Eurodollar obligation is a security denominated in U.S. dollars and originated principally in Europe, giving rise to the term Eurodollar.

     Such securities are not registered with the SEC and generally may only be sold to U.S. investors after the initial offering and cooling-off periods. The market for Eurodollar securities is dominated by foreign-based investors and the primary trading market for these securities is London.

     Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit, are principally obligations of foreign branches of U.S. banks. These instruments represent the loan of funds actually on deposit in the U.S. The Series Company believes that the U.S. bank would be liable in the event that its foreign branch failed to pay on its U.S. dollar denominated obligations. Nevertheless, the assets supporting the liability could be expropriated or otherwise restricted if located outside the U.S. Exchange controls, taxes, or political and economic developments also could affect liquidity or repayment. Due to possibly conflicting laws or regulations, the foreign branch of the U.S. bank could maintain and prevail that the liability is solely its own, thus exposing a Fund to a possible loss. Such U.S. dollar denominated obligations of foreign branches of Federal Deposit Insurance Corporation ("FDIC") member U.S. banks are not covered by the usual $100,000 of FDIC insurance if they are payable only at an office of such a bank located outside the U.S., Puerto Rico, Guam, American Samoa, and the Virgin Islands.

     Moreover, there may be less publicly available information about foreign issuers whose securities are not registered with the SEC and such foreign issuers may not be subject to the accounting, auditing, and financial reporting standards applicable to issuers registered domestically. In addition, foreign issuers, stock exchanges, and brokers generally are subject to less government regulation. There are, however, no risks of currency fluctuation since the obligations are U.S. dollar denominated.

     Certain Funds also may purchase and sell Eurodollar futures contracts, which enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in a foreign prime lending interest rate to which many interest swaps and fixed income securities are linked.

MORTGAGE-RELATED SECURITIES

     Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See "Mortgage Pass-Through Securities." Certain of the Funds may also invest in fixed income securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

Mortgage Pass-Through Securities

     Interests in pools of mortgage-related securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

     The principal governmental guarantor of mortgage-related securities are GNMA, Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates

("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Series Company's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Certain Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, VALIC or a Sub-adviser determines that the securities meet the Series Company's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Fund will purchase mortgage-related securities or any other assets which in VALIC's or the Sub-adviser's opinion are illiquid if, as a result, more than 10% of the value of the Fund's net assets will be illiquid (15% in the case of the Growth Fund, Growth & Income Fund and Science & Technology Fund).

     Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds' industry concentration restrictions, set forth below under "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the Veterans' Administration. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured in multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     As an example of CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

COMMERCIAL MORTGAGE-BACKED SECURITIES

     Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

OTHER MORTGAGE-RELATED SECURITIES

     Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or fixed income securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals

     CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities -- Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

Stripped Mortgage-Backed Securities ("SMBS")

     SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

LOAN PARTICIPATIONS

     Loan Participations are debt obligations of corporations and are usually purchased from major money center banks, selected regional banks, and major foreign banks with branches in the U.S. which are regulated by the Federal Reserve System or appropriate state regulatory authorities. VALIC and the Sub-advisers believe that the credit standards imposed by such banks are comparable to the standards such banks use in connection with loans originated by them and in which they intend to maintain a full interest. The financial institutions offering loan participations do not guarantee principal or interest on the loan participations which they offer. VALIC and the Sub-advisers will not purchase such securities for the Funds unless they believe that the collateral underlying the corporate loans is adequate and the corporation will be able, in a timely fashion, to pay scheduled interest and principal amounts.

ADJUSTABLE RATE SECURITIES

     Each of the Funds may invest in adjustable rate money market securities. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

     Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 13 months or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (1) at any time upon notice of usually 30 days or less, or (2) at specified intervals, not exceeding 13 months, and upon 30 days notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

     Floating rate instruments (generally corporate notes, bank notes, or Eurodollar certificates of de-posit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

ILLIQUID SECURITIES

     The Funds will not invest more than 10% (15% in the case of Growth Fund, Growth & Income Fund and Science & Technology Fund) of the value of their assets in securities or other investments that are illiquid or not readily marketable (including repurchase agreements with maturities exceeding seven days). Securities received as a result of a corporate reorganization or similar transaction affecting readily-marketable securities already held in the portfolio of a Fund will not be considered securities or other investments that are not readily marketable. However, the Funds will attempt, in an orderly fashion, to dispose of any securities received under these circumstances, to the extent that such securities are considered not readily marketable, and together with other illiquid securities, exceed 10% of the value of a Fund's net assets.

RULE 144A SECURITIES

     Each Fund may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Company, under the supervision of the Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investing more than 10% (15% in the case of the Growth Fund, Growth & Income Fund and Science & Technology Fund) of its assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Company will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition the Company could consider (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers,
(iii) dealer undertakings to make a market, and (iv) nature of the security and market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by the Company and, if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Funds' holding of illiquid securities will be reviewed to determine what, if any, action is required to assume that the Funds do not invest more than 10% of their assets in illiquid securities (15% in the case of the Growth Fund, Growth & Income Fund and Science & Technology Fund). Investing in Rule 144A securities could have the effect of increasing the amount of the Funds' investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. Each Fund may invest in Rule 144A securities (in accordance with each Fund's investment restrictions as listed in the prospectus) that have been determined to be liquid by Board approved guidelines.

OPTIONS ON SECURITIES AND SECURITIES INDICES

     Each Fund, other than the Money Market Fund, may write covered call and put options on securities and securities indices. As a matter of operating policy, the Growth & Income Fund will only write covered call options on securities. The International Equities Fund and the International Government Bond Fund may also write covered call and put options on foreign currencies that correlate with the Fund's portfolio of foreign securities. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security or currency at a fixed or determinable price (called the exercise or "strike" price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security or currency at a fixed or determinable price upon exercise of the option.

     To "cover" a call option written, a Fund may, for example, identify and have available for sale the specific portfolio security, group of securities, or foreign currency to which the option relates. To cover a put option written, a Fund may, for example, establish a segregated asset account with its custodian containing cash or liquid assets that, when added to amounts deposited with its broker or futures commission merchant ("FCM") as margin, equals the market value of the instruments underlying the put option written.

     Each of these Funds may write options on securities and securities indices and the International Equities Fund and the International Government Bond Fund may write options on currencies for the purpose of increasing the Funds' return on such securities or its entire portfolio of securities or to protect the value of the entire portfolio. Such investment strategies will not be used for speculation. If a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium received for the option, which will increase its gross income. If the price of the underlying security or currency moves adversely to the Fund's position, the option may be exercised and the Fund, as the writer of the option, will be required to sell or purchase the underlying security or currency at a disadvantageous price, which may only be partially offset by the amount of premium received.

     Options on stock indices are similar to options on stock, except that all settlements are made in cash rather than by delivery of stock, and gains or losses depend on price movements in the stock market generally (or in a particular industry or segment of the market represented by the index) rather than price movements of individual stocks. When a Fund writes an option on a securities index, and the underlying index moves adversely to the Fund's position, the option may be exercised. Upon such exercise, the Fund, as the writer of the option, will be required to pay in cash an amount equal to the difference between the exercise settlement value of the underlying index and the exercise price of the option, multiplied by a specified index "multiplier."

     Call or put options on a stock index may be written at an exercise or "strike" price which is either below or above the current value of the index. If the exercise price at the time of writing the option is below the current value of the index for a call option or above the current value of the index for a put option the option is considered to be "in the money." In such a case, the Fund will cover such options written by segregating with its custodian or pledging to its commodity broker as collateral cash, U.S. Government or other high-grade, short-term debt obligations equal in value to the amount by which the option written is in the money, times the multiplier, times the number of contracts.

     Stock indices for which options are currently traded include the S&P 500 Index, Value Line Index, National OTC Index, Major Market Index, Computer Technology Index, Oil Index, NYSE Options Index, Technology Index, Gold/Silver Index, Institutional Index and NYSE Beta Index. The Funds may also use options on such other indices as may now or in the future be available.

     Each Fund, except the Money Market Fund, may also purchase put or call options on securities and securities indices in order to (i) hedge against anticipated changes in interest rates or stock prices that may adversely affect the prices of securities that the Fund intends to purchase at a later date, (ii) hedge its investments against an anticipated decline in value, or (iii) attempt to reduce the risk of missing a market or industry segment advance. As a matter of operating policy, the Growth & Income Fund will only purchase call options on securities to close out open positions for covered call options it has written. The International Equities Fund and the International Government Bond Fund also may purchase put options on foreign currencies that correlate with the Fund's portfolio securities in order to minimize or hedge against anticipated declines in the exchange rate of the currencies in which the Fund's securities are denominated and may purchase call options on foreign currencies that correlate with its portfolio securities to take advantage of anticipated increases in exchange rates. In the event that the anticipated changes in interest rates, stock prices, or exchange rates occur, the Fund may be able to offset the resulting adverse effect on the Fund, in whole or in part, through the options purchased.

     The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying security, securities index, or currency changes sufficiently, the option may expire without value to the Fund. To close option positions purchased by the Funds, the Funds may sell put or call options identical to options previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option purchased.

     Options used by the Funds may be traded on the national securities exchanges or in the over-the-counter market. Only the Capital Conservation Fund, the Government Securities Fund, the International Equities Fund and the International Gov-ernment Bond Fund may use over-the-counter options. Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be more difficult to enter into closing transactions with respect to options traded over-the-counter. In this regard, the Funds may enter into contracts with the primary dealers with whom they write over-the-counter options. The contracts will provide that each Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value of such option, as determined in good faith through negotiations between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the specific details of the formula may vary with different primary dealers, each contract will provide a formula to determine the maximum price at which each Fund can repurchase the option at any time. The Funds have established standards of creditworthiness for these primary dealers.

WRITING COVERED CALL AND PUT OPTIONS AND
PURCHASING CALL AND PUT OPTIONS

     All of the Funds, except the Money Market Fund, may write exchange-traded covered call and put options on or relating to specific securities in order to earn additional income or, in the case of a call written, to minimize or hedge against anticipated declines in the value of the Fund's securities. As a matter of operating policy, the Growth Fund and the Science & Technology Fund will not write a covered option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of that Fund's net assets. The Growth & Income Fund as a matter of operating policy, will only write covered call options on securities. The International Equities Fund and the International Government Bond Fund may also write covered call and put options on foreign currencies that correlate with its portfolio securities in order to earn additional income or in the case of call options written to minimize or hedge against anticipated declines in the exchange rate of the currencies in which the Fund's securities are denominated. To "cover" an option means, for example, to identify and make available for sale the specific portfolio security or foreign currency to which the option relates. Through the writing of a covered call option a Fund receives premium income but obligates itself to sell to the purchaser of such an option the particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of the market value of the security or the exchange rate for the foreign currency during this period. Through the writing of a covered put option a Fund receives premium income but obligates itself to purchase a particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of market value or exchange rate during the option period.

     Certain Funds, in accordance with their investment objective(s) and investment programs, may also write exchange-traded covered call and put options on stock indices and may purchase call and put options on stock indices that correlate with the Fund's portfolio securities. These Funds may engage in such transactions for the same purposes as they may engage in such transactions with respect to individual portfolio securities or foreign currencies, that is, to generate additional income or as a hedging technique to minimize anticipated declines in the value of the Fund's portfolio securities or the exchange rate of the securities in which the Fund invested. In economic effect, a stock index call or put option is similar to an option on a particular security, except that the value of the option depends on the weighted value of the group of securities comprising the index, rather than a particular security, and settlements are made in cash rather than by delivery of a particular security.

     Each Fund, other than the Money Market Fund, may also purchase exchange-traded call and put options with respect to securities and stock indices that correlate with that Fund's particular portfolio securities. As a matter of operating policy, the Growth & Income Fund will only purchase call options on securities to close out open positions for covered call options written by it. The International Equities Fund and the International Government

Bond Fund may also purchase call and put options on foreign currencies that correlate with the currencies in which the Fund's securities are denominated.

     A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its portfolio securities or currencies. As the holder of a put option with respect to individual securities or currencies, the Fund has the right to sell the securities or currencies underlying the options and to receive a cash payment at the exercise price at any time during the option period. As the holder of a put option on an index, a Fund has the right to receive, upon exercise of the option, a cash payment equal to a multiple of any excess of the strike price specified by the option over the value of the index.

     A Fund may purchase call options on individual securities, currencies or stock indices in order to take advantage of anticipated increases in the price of those securities or currencies by purchasing the right to acquire the securities or currencies underlying the option or, with respect to options on indices, to receive income equal to the value of such index over the strike price. As the holder of a call option with respect to individual securities or currencies, a Fund obtains the right to purchase the underlying securities or currencies at the exercise price at any time during the option period. As the holder of a call option on a stock index, a Fund obtains the right to receive, upon exercise of the option, a cash payment equal to the multiple of any excess of the value of the index on the exercise date over the strike price specified in the option.

     Unlisted options may be used by the Capital Conservation Fund, the Government Securities Fund, the International Equities Fund and the International Government Bond Fund. Such options are not traded on an exchange and may not be as actively traded as listed securities, making the valuation of these securities more difficult. In addition, an unlisted option entails a risk not found in connection with listed options -- that the party on the other side of the option transaction will default. This may make it impossible to close out an unlisted option position in some cases, and profits may be lost thereby. Such unlisted, over-the-counter options, unless otherwise indicated, will be considered illiquid securities. The Funds will engage in such transactions only with firms of sufficient credit to minimize these risks. In instances in which a Fund has entered into agreements with primary dealers with respect to the unlisted, over-the-counter options it has written, and such agreements would enable the Fund to have an absolute right to repurchase, at a pre-established formula price, the over-the-counter options written by it, the Fund will treat as illiquid only the amount equal to the formula price described above less the amount by which the option is "in-the-money."

     Although these investment practices will be used to generate additional income and to attempt to reduce the effect of any adverse price movement in the securities or currencies subject to the option, they do involve certain risks that are different in some respects from investment risks associated with similar funds which do not engage in such activities. These risks include the following: writing covered call options -- the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities or currencies above the exercise price; writing covered put options -- the inability to effect closing transactions at favorable prices and the obligation to purchase the specified securities or currencies or to make a cash settlement on the stock index at prices which may not reflect current market values or exchange rates; and purchasing put and call options -- possible loss of the entire premium paid. In addition, the effectiveness of hedging through the purchase or sale (writing) of stock index options will depend upon the extent to which price movements in the portion of a Fund's portfolio being hedged correlate with price movements in the selected stock index. Perfect correlation may not be possible because the securities held or to be acquired by a Fund may not exactly match the composition of the stock index on which options are purchased or written. If the forecasts of VALIC regarding movements in securities prices, currencies or interest rates are incorrect, a Fund's investment results may have been better without the hedge.

FINANCIAL FUTURES CONTRACTS

     Each Fund, except the Money Market Fund, in accordance with its investment objective(s), investment program, policies, and restrictions may purchase and sell exchange-traded financial futures contracts as a hedge to protect against anticipated changes in prevailing interest rates, overall stock prices or currency rates, or to efficiently and in a less costly manner implement either increases or decreases in exposure to the equity or bond markets. The Funds may also write covered call options and purchase put and call options on financial futures contracts for the same purposes or to earn additional income. The Growth Fund, the Growth & Income Fund and the Science & Technology Fund may also write covered put options on stock index futures contracts. Only the International Equities Fund and the International Government Bond Fund may utilize currency futures contracts and both listed and unlisted financial futures contracts and options thereon.

     Financial futures contracts consist of interest rate futures contracts, stock index futures contracts, and currency futures contracts. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A stock index futures contract is similar in economic effect, except that rather than being based on specific securities, it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

     An interest rate futures contract binds the seller to deliver to the purchaser on a specified future date a specified quantity of one of several listed financial instruments, against payment of a settlement price specified in the contract. A public market currently exists for futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

     Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the S&P 500 Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly-traded futures contracts, and the Funds may use any of these, which are appropriate, in its hedging strategies.

     A financial futures contract is an agreement to buy or sell a security (or deliver a final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery of a specified security) for a set price in the future. Exchange-traded futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

     Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

     Unlisted financial futures contracts, which may be purchased or sold only by the International Equities Fund and the International Government Bond Fund, like unlisted options, are not traded on an exchange and, generally, are not as actively traded as listed futures contracts or listed securities. Such financial futures contracts generally do not have the following elements: standardized contract terms, margin requirements relating to price movements, clearing organizations that guarantee counter-party performance, open and competitive trading in centralized markets, and public price dissemination. These elements in listed instruments serve to facilitate their trading and accurate valuation. As a result, the accurate valuation of unlisted financial futures contracts may be difficult. In addi-tion, it may be difficult or even impossible, in some cases, to close out an unlisted financial futures contract, which may, in turn, result in significant losses to the Fund. Such unlisted financial futures contracts will be considered by the Fund to be illiquid securities and together with other illiquid securities will be limited to no more than 10% (15% in the case of the Growth Fund, the Growth & Income Fund and the Science & Technology Fund) of the value of such Fund's total assets. In making such determination, the value of unlisted financial futures contracts will be based upon the "face amount" of such contracts. The International Equities Fund and the International Government Bond Fund will engage in such transactions only with securities firms having sufficient credit or other resources to minimize certain of these risks.

     When financial futures contracts are entered into by a Fund, either as the purchaser or the seller of such contracts, the Fund is required to deposit with its custodian in a segregated account in the name of the FCM an initial margin of cash or U.S. Treasury bills equalling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for financial futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's initial margin on a financial futures contract represents a good faith deposit securing the customer's contractual obligations under the financial futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the financial futures contract is terminated. In addition, subsequent payments to and from the FCM, called "variation margin," are made on a daily basis as the price of the underlying security, stock index, or currency fluctuates, reflecting the change in value in the long (purchase) or short (sale) positions in the financial futures contract, a process known as "marking to market."

     A Fund, as an internal operating policy may not hold financial futures contracts in an amount greater than 33% of the Fund's net assets. A Fund may not adhere to this internal operating policy in circumstances where the Fund is required to invest a large cash infusion. In this circumstance the Fund's total invested position, including the security value of the financial futures contracts may not exceed 100% of the Fund's net assets.

     Financial futures contracts generally are not entered into to acquire the underlying asset and generally are not held to term. Prior to the contract settlement date, the Funds will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.

OPTIONS ON FINANCIAL FUTURES CONTRACTS

     For bona fide hedging purposes, each Fund, except the Money Market Fund, may also purchase call and put options on financial futures contracts and write call options on financial futures contracts of the type which the particular Fund is authorized to enter into. Except for options on currency futures contracts used by the International Equities Fund and the International Government Bond Fund, options on financial future contracts used by the Funds are traded on exchanges that are licensed and regulated by the CFTC. A call option on a financial futures contract gives the purchaser the right in return for the premium paid, to purchase a financial futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a financial futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

     Unlike entering into financial futures contracts, purchasing options on financial futures contracts allows a Fund to decline to exercise the option, thereby avoiding any loss beyond foregoing the purchase price (or "premium") paid for the options. Therefore, the purchase of options on financial futures contracts may be a preferable hedging strategy when a Fund desires maximum flexibility. Whether, in order to achieve a particular objective, a Fund enters into a financial futures contract, on the one hand, or an option contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such financial futures and options contracts. Also, the Funds will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

CERTAIN ADDITIONAL RISKS OF OPTIONS AND
FINANCIAL FUTURES CONTRACTS

     In addition to the risks described in the Company's Prospectus, the use of options and financial futures contracts may entail the following risks. First, although such instruments when used by the Funds are intended to correlate with the Funds' portfolio securities or currencies, in many cases the options or financial futures contracts used may be based on securities, currencies, or stock indices the components of which are not identical to the portfolio securities owned or intended to be acquired by the Funds. Second, due to supply and demand imbalances and other market factors, the price movements of financial futures contracts, options thereon, currency options, and stock index options may not necessarily correspond exactly to the price movements of the securities, currencies, or stock indices on which such instruments are based. Accordingly, there is a risk that a Fund's transactions in those instruments will not in fact offset the impact on the Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the Fund which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund.

     To some extent, these risks can be minimized by careful management of hedging activities. For example, where price movements in a financial futures or option contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by a Fund, it may, in order to compensate for this difference, use an amount of financial futures or option contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a financial futures or option contract is anticipated to be more volatile, a Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

     The risk that the hedging technique used will not actually or entirely offset an adverse change in a Fund's portfolio securities is particularly relevant to financial futures contracts and options written on stock indices and currencies. A Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In entering into a futures sale contract, a Fund could potentially lose a sum equal to the excess of the contract's value (marked to market daily) over the contract's settlement price. In writing options on stock indices or currencies a Fund could potentially lose a sum equal to the excess of the value of the index or currency (marked to market daily) over the exercise price. In addition, because financial futures contracts require delivery at a future date of either a specified security or currency, or an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying security or currency or index and the potential cost of settlement to a Fund. A small increase or decrease in the value of the underlying security or currency or stock index can, therefore, result in a much greater increase or decrease in the cost to the Fund.

     Stock index call options written also pose another risk as hedging tools. Because exercises of stock index options are settled in cash, there is an inherent timing risk that the value of a Fund's portfolio securities "covering" a stock index call option written by it may decline during the time between exercise of the option by the option holder and notice to the Fund of such exercise (usually one day or more) thereby requiring the Fund to use additional assets to settle the transaction. This risk is not present in the case of covered call options on individual securities, which are settled by delivery of the actual securities.

     There are also special risks in using currency options including the following: (i) settlement of such options must occur in the country issuing the currency in conformity with foreign regulations for such delivery, including the possible imposition of additional costs and taxes, (ii) no systematic reporting of "last sale" information for foreign currencies, and (iii) the need to use "odd lot" transactions for underlying currencies at prices less favorable than those for "round lot" transactions.

     Although the Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when a Fund seeks to "close out" (i.e. terminate) a particular financial futures contract or option position. This is particularly relevant for over-the-counter options and financial futures contracts, as previously noted. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures and options exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. Exercise of options could also be restricted or delayed because of regulatory restrictions or other factors. A Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a hedge position. Nevertheless, in some cases, a Fund may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

     In addition, FCMs or brokers in certain circumstances will have access to a Fund's assets posted as margin in connection with these transactions as permitted under the 1940 Act. See "Other Information Custody of Assets" in this Statement of Additional Information. The Funds will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time a Fund could effect such recovery.

     The success of a Fund in using hedging techniques depends, among other things, on VALIC's ability to predict the direction and volatility of price movements in both the futures and options markets as well as the securities markets and on VALIC's ability to select the proper type, time, and duration of hedges. There can be no assurance that these techniques will produce their intended results. In any event, VALIC will use financial future contracts, options thereon, currency options and stock index options only when it believes the overall effect is to reduce, rather than increase, the risks to which a Fund is exposed. Hedging transactions also, of course, may be more, rather than less, favorable to a Fund than originally anticipated.

LIMITATIONS

     No Fund will enter into any financial futures contract or purchase any option thereon if immediately thereafter the total amount of its assets required to be on deposit as initial margin to secure its obligations under financial futures contracts, plus the amount of premiums paid by it for outstanding options to purchase futures contracts, exceeds 5% of the market value of its total assets. (Net assets in the case of Growth & Income Fund); provided however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. This is a fundamental policy of each Fund that is permitted to use options and financial futures contracts.

     In addition, each Fund has an operating policy which provides that it will not enter into financial futures contracts or write put or call options with respect to financial futures contracts unless such transactions are either "covered" or subject to segregation requirements considered appropriate by the SEC staff. Further, each Fund has an operating policy which provides that it will not enter into custodial arrangements with respect to initial or variation margin deposits or marked-to-market amounts unless the custody of such initial and variation margin deposits and marked-to-market amounts are in compliance with current SEC staff interpretive positions or no-action letters or rules adopted by the SEC.

MONEY MARKET SECURITIES OF FOREIGN ISSUERS

     Foreign money market instruments utilized by the Funds will be limited to:
(i) obligations of, or guaranteed by, a foreign government, its agencies or instrumentalities; (ii) certificates of deposit, bankers' acceptances, short-term notes, negotiable time deposits and other obligations of the ten largest banks in each foreign country, measured in terms of net assets; and
(iii) other short-term unsecured corporate obligations (usually 1 to 270 day commercial paper) of foreign companies. For temporary purposes or in light of adverse foreign political or economic conditions, the Funds may invest in short-term high quality foreign money market securities without limitation.

                               INVESTMENT ADVISER

     VALIC serves as the investment adviser to Asset Allocation Fund, Money Market Fund, Capital Conservation Fund, Government Securities Fund, International Equities Fund and Social Awareness Fund pursuant to an Investment Advisory Agreement dated September 30, 1987, approved by shareholders at a meeting held on September 7, 1990. This Investment Advisory Agreement was also made applicable to the International Government Bond Fund effective October 1, 1991. The Investment Advisory Agreement was approved by the shareholders of the International Government Bond Fund on September 15, 1992. VALIC also serves as investment adviser to the MidCap Index Fund, the Stock Index Fund, the Small Cap Index Fund pursuant to an Investment Advisory Agreement effective May 1, 1992 that was approved by shareholders of the MidCap Index Fund and Stock Index Fund on April 28, 1992 and approved by shareholders of the Small Cap Index Fund on September 15, 1992. This Investment Advisory Agreement was also made applicable to the Growth Fund, the Growth & Income Fund and the Science & Technology Fund effective May 1, 1994. Prior to May 1, 1992, VALIC served as investment adviser to the MidCap Index Fund and Stock Index Fund pursuant to the Investment Advisory Agreement dated September 30, 1987. VALIC is a stock life insurance company organized on May 1, 1969 under the Texas Insurance Code as a successor to The Variable Annuity Life Insurance Company of America, a District of Columbia insurance company organized in 1955. VALIC's sole business consists of offering fixed and variable (and combinations thereof) retirement annuity contracts. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively engage in substantially all forms of financial services, with activities heavily weighted toward insurance. American General Corporation was incorporated as a Texas business corporation on February 26, 1980 as the successor to American General Life Insurance Company (organized in 1926) as the result of a corporate reorganization completed on July 1, 1980.

     Pursuant to the Investment Advisory Agreements, the Company retains VALIC to manage the investment of the assets of each Fund, maintain a trading desk, and place orders for the purchase and sale of portfolio securities. As investment adviser, VALIC obtains and evaluates as appropriate economic, statistical, and financial information in order to formulate and implement investment programs in furtherance of each Fund's investment objective(s) and investment program. Pursuant to the Investment Advisory Agreements, VALIC provides other services including furnishing the services of the President and such other executives and clerical personnel as the Company requires to conduct its day-to-day operations, to prepare the various reports and statements required by law, and to conduct any other recurring or nonrecurring activity which the Company may need to continue operations. The Investment Advisory Agreement provides that the Company pay all expenses not specifically assumed by VALIC under the Agreements. Examples of the expenses paid by the Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders, expenses of servicing shareholder accounts (e.g., daily calculation of the net asset value). The Series Company allocates advisory fees, SEC filing fees, interest expenses and state filing fees, if any, to the Fund that incurs such charges and allocates all other expenses among the Funds based on the net assets of each Fund in relation to the net assets of the Series Company.

     The Investment Advisory Agreements require that VALIC's advisory fee be reduced by any commissions, tender and exchange offer solicitation fees and other fees, or similar payments (less any direct expenses incurred) received by VALIC or its affiliates in connection with the purchase and sale of portfolio investments of the Funds. In this regard, the Investment Advisory Agreements require VALIC to use its best efforts to recapture tender and exchange solicitation offer fees for each Fund's benefits, and to advise the Company's Board of Directors of any other fees, or similar payments that it (or any of its affiliates) may receive in connection with each Fund's portfolio transactions or of other arrangements that may benefit any of the Funds or the Company.

     The Company, by action of its Board of Directors determined to transfer the function of providing accounting services from the Company's custodian State Street Bank and Trust Company to VALIC. This transfer was effective October 31, 1996. Pursu-
ant to this determination the Company entered into an Accounting Services Agreement with VALIC ("Agreement"). The Agreement provides that the Company will pay to VALIC an annual fee payable monthly based on average daily net assets for providing the accounting services. For the fiscal year ended, May 31, 1998, the Company paid VALIC $855,162 for accounting services provided by VALIC.

     For the fiscal year ended May 31, 1996, the investment advisory fees paid by the Company for the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the International Equities Fund, the Growth Fund, the Growth & Income Fund, the Science & Technology Fund, the Social Awareness Fund, the Asset Allocation Fund, the Capital Conservation Fund, the Government Securities Fund, the International Government Bond Fund, and the Money Market Fund were $4,242,848, $1,666,107, $523,833, $715,452, $1,871,756, $557,628, $3,228,500,
$333,783, $939,313, $352,058, $340,148, $573,962, and $421,853, respectively.

     For the fiscal year ended May 31, 1997, the investment advisory fees paid by the Company for the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the International Equities Fund, the Growth Fund, the Growth & Income Fund, the Science & Technology Fund, the Social Awareness Fund, the Asset Allocation Fund, the Capital Conservation Fund, the Government Securities Fund, the International Government Bond Fund, and the Money Market Fund were $5,543,535, $1,880,085, $622,719, $668,871, $4,704,380, $1,211,524, $5,973,280,
$525,440, $900,822, $347,154, $417,356, $833,117, and $572,063, respectively.

     For the fiscal year ended May 31, 1998, the investment advisory fees paid by the Company for the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the International Equities Fund, the Growth Fund, the Growth & Income Fund, the Science & Technology Fund, the Social Awareness Fund, the Asset Allocation Fund, the Capital Conservation Fund, the Government Securities Fund, the International Government Bond Fund, and the Money Market Fund were $7,946,046, $2,313,256, $798,980, $582,798, $7,593,303, $1,907,885, $8,602,906,
$1,204,327, $943,269, $335,861, $436,775, $846,176, and $752,732, respectively.

     The Investment Advisory Agreements may be continued with respect to any Fund if specifically approved at least annually by (a)(i) the Company's Board of Directors or (ii) a majority of that Fund's outstanding voting securities (as defined by the 1940 Act), and (b) the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (as defined by the 1940 Act) by votes cast in person at a meeting called for this purpose. The Investment Advisory Agreements also provide that they shall terminate automatically if assigned. The Investment Advisory Agreements may be terminated as to any Fund at any time by the Company's Board of Directors, by vote of a majority of the Fund's outstanding voting securities, or by VALIC, on not more than 60 days' written notice, nor less than 30 days' written notice, or upon such shorter notice as may be mutually agreed upon, without the payment of any penalty. Additionally either Investment Advisory Agreement that VALIC shall not be liable to the Company, or any shareholder in the Company, for any act or omission in rendering services under the Agreement, or for any losses sustained in the purchase, holding, or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence, or reckless disregard of obligations or duties on the part of VALIC.

                            INVESTMENT SUB-ADVISERS

     Pursuant to an Investment Sub-Advisory Agreement which was approved by shareholders of the Stock Index Fund and the MidCap Index Fund on April 28, 1992 and by shareholders of the Small Cap Index Fund on September 15, 1992, VALIC has engaged Bankers Trust Company ("Bankers Trust") to provide investment Sub-Advisory services for the Stock Index Fund, the MidCap Index Fund and the Small Cap Index Fund. T. Rowe Price Associates, Inc. ("T. Rowe Price") provides Sub-Advisory services for the Growth Fund and the Science & Technology Fund pursuant to a Sub-Advisory Agreement. Value Line, Inc. ("Value Line") provides Sub-Advisory services for the Growth & Income Fund pursuant to a Sub-Advisory Agreement. Bankers Trust, T. Rowe Price and Value Line (collectively the "Sub-Advisers") will be subject to the control, supervision and direction of VALIC, which will retain responsibility for the overall management of the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the Growth Fund, the Growth & Income Fund and the Science & Technology Fund, respectively (collectively the "Sub-Advised Funds").

     In addition to acting as Sub-adviser to the MidCap Index Fund, the Stock Index Fund and Small Cap Index Fund as of September 30, 1995, Bankers Trust and Bankers Trust Australia collectively are the money managers to the following registered investment companies: Accessor Funds, Inc. Short Intermediate Fixed Income Portfolio; Asset Management Portfolio; Asset Management Portfolio II; Asset Management Portfolio III; The Bank Fiduciary Fund -- Equity Portfolio and Fixed Income Portfolio; Capital Appreciation Portfolio; Cash Management Portfolio; Equity 500 Index Portfolio; Small Cap Index Portfolio; EAFE Equity Index Portfolio; U.S. Bond Index Portfolio; Retirement Plus Portfolio; AARP U.S. Stock Index Fund; USAA S&P100 Index Fund; AAS&P 100 Index Fund; Liquid Asset Series and Emerging Market Series; Global High Yield Portfolio; Hercules Latin American Value Fund; International Equity Portfolio; Intermediate Tax Free Portfolio; Latin American Equity Portfolio; Liquid Assets Portfolio; NY Tax Free Money Portfolio; Pacific Basin Equity Portfolio; Pacific Select Fund -- Equity Index Series; Short Intermediate Government Securities Portfolio; Small Cap Portfolio; Tax Free Money Portfolio and Treasury Money Portfolio and Utility Portfolio.

     In addition to acting as Sub-adviser to the Growth Fund and the Science & Technology Fund, T. Rowe Price manages the following funds with which it is affiliated: T. Rowe Price Growth Stock Fund, Inc.; T. Rowe Price New Horizons Fund, Inc.; T. Rowe Price New Era Fund, Inc.; T. Rowe Price New Income Fund, Inc.; T. Rowe Price Growth & Income Fund, Inc.; T. Rowe Price Prime Reserve Fund, Inc.; T. Rowe Price Tax-Free Income Fund, Inc.; T. Rowe Price Tax-Exempt Money Fund, Inc.; T. Rowe Price Short-Term Bond Fund, Inc.; T. Rowe Price Tax-Free Insured Intermediate Bond Fund, Inc.; T. Rowe Price Tax-Free Short-Intermediate, Inc.; T. Rowe Price High Yield Fund, Inc.; T. Rowe Price Tax-Free High Yield Fund, Inc.; T. Rowe Price GNMA Fund; T. Rowe Price Equity Income Fund; T. Rowe Price New America Growth Fund; T. Rowe Price Capital Appreciation Fund; T. Rowe Price Science & Technology Fund, Inc.; T. Rowe Price Small-Cap Value Fund, Inc.; T. Rowe Price U.S. Treasury Funds, Inc. (which includes U.S. Treasury Money Fund, U.S. Treasury Intermediate Fund and U.S. Treasury Long-Term Fund); T. Rowe Price State Tax-Free Income Trust (which includes Maryland Tax-Free Bond Fund, New York Tax-Free Bond Fund, New York Tax-Free Money Fund, Virginia Short-Term Tax-Free Bond Fund, Virginia Tax-Free Bond Fund, New Jersey Tax-Free Bond Fund, Georgia Tax-Free Bond Fund, Florida Insured Intermediate Tax-Free Fund, and Maryland Short-Term Tax-Free Bond Fund);
T. Rowe Price California Tax-Free Income Trust (which includes California Tax-Free Bond Fund and California Tax-Free Money Fund); T. Rowe Price Index Trust, Inc. (which includes the T. Rowe Price Equity Index 500 Fund, T. Rowe Price Extended Equity Market Index Fund and T. Rowe Price Total Equity Market Index Fund); T. Rowe Price Spectrum Fund, Inc. (which includes the Spectrum Growth Fund, Spectrum Income Fund and Spectrum International Fund); T. Rowe Price Short Term U.S. Government Fund, Inc. (formerly T. Rowe Price Adjustable Rate U.S. Government Fund, Inc.); T. Rowe Price Balanced Fund, Inc.; T. Rowe Price Mid-Cap Value Fund, Inc.; T. Rowe Price Small-Cap Stock Fund, Inc. (formerly known as T. Rowe Price OTC Fund, Inc.), T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Financial Services

Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price Value Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Summit Funds, Inc. (which includes T. Rowe Price Summit Cash Reserves Fund, T. Rowe Price Summit Limited-Term Bond Fund and Summit T. Rowe Price GNMA Fund), T. Rowe Price Summit Municipal Funds, Inc. (which includes T. Rowe Price Summit Municipal Money Market Fund, T. Rowe Price Summit Municipal Intermediate Fund, and T. Rowe Price Summit Municipal Income
Fund), Reserve Investment Funds, Inc. (which includes Government Reserve Investment Fund and Reserve Investment Fund), T. Rowe Price Diversified Small-Cap Growth Fund, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., T. Rowe Price Real Estate Fund, Inc., and T. Rowe Price Tax-Efficient Balanced Fund, Inc., T. Rowe Price Equity Series, Inc. (which includes T. Rowe Price Equity Income Portfolio, T. Rowe Price New America Growth Portfolio, T. Rowe Price Mid-Cap Growth Portfolio, and T. Rowe Price Personal Strategy Balanced Portfolio), T. Rowe Price Fixed Income Series, Inc. (which includes T. Rowe Price Limited-Term Bond Portfolio and T. Rowe Price Prime Reserve Portfolio), T. Rowe Price International Series, Inc. (which includes T. Rowe Price International Stock Portfolio); T. Rowe Price Personal Strategy Funds, Inc. (which includes T. Rowe Price Personal Strategy Income Fund, T. Rowe Price Strategy Balanced Fund, and Personal Strategy Growth Fund) and Institutional Equity Funds, Inc. (which includes Mid-Cap Equity Growth Fund). In addition, an affiliate of T. Rowe Price, Rowe Price-Fleming International, Inc., acts as investment adviser to the T. Rowe Price International Funds, Inc. (which includes the T. Rowe Price International Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price International Discovery Fund, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price Emerging Markets Bond Fund, T. Rowe Price European Stock Fund, T. Rowe Price New Asia Fund, T. Rowe Price Global Bond Fund, formerly T. Rowe Price Global Government Bond Fund, T. Rowe Price Japan Fund; T. Rowe Price Global Stock Fund, and T. Rowe Price Latin America Fund); and the Institutional International Funds, Inc. (which includes the Foreign Equity Fund).

     In addition to acting as Sub-adviser to the Growth & Income Fund, Value Line manages the following funds with which it is affiliated: The Value Line Fund, Inc.; The Value Line Income Fund, Inc.; The Value Line Special Situations Fund, Inc.; Value Line Leveraged Growth Investors, Inc.; The Value Line Cash Fund, Inc.; Value Line Government Securities Fund, Inc.; Value Line Centurion Fund, Inc.; The Value Line Tax Exempt Fund, Inc.; Value Line Convertible Fund, Inc.; Value Line Aggressive Income Trust; Value Line New York Tax Exempt Trust; Value Line Strategic Asset Management Trust; The Value Line Intermediate Bond Fund, Inc.; Value Line Small-Cap Growth Fund, Inc.; Value Line Asset Allocation Fund, Inc.; and Value Line U.S. Multi-National Fund, Inc.

     Pursuant to the Investment Sub-Advisory Agreements and subject to VALIC's control, supervision and direction, the Sub-Advisers will manage the investment and reinvestment of the assets of the Sub-Advised Funds, including the evaluation of pertinent economic, statistical, financial and other data, and the determination of industries and companies to be represented in the Sub-Advised Funds. Further, the Sub-Advisers will maintain a trading desk and place orders for the purchase and sale of portfolio investments for the Sub-Advised Funds, accounts with brokers and dealers selected by the Sub-Advisers, or arrange for any other entity to provide a trading desk and to place orders with brokers and dealers selected by the Sub-Advisers and VALIC.

     The Investment Sub-Advisory Agreements provide that the Sub-Advisers will bear the expense of discharging their responsibilities.

     VALIC shall, from the compensation VALIC receives from the Company for acting as investment adviser, pay to BTC, for the services rendered and expenses paid by BTC, a monthly fee computed at the annual rate of 0.03% on the first $300 million and 0.02% on assets over $300 million for the MidCap Index Fund, 0.02% on the first $2 billion and 0.01% on assets over $2 billion for the Stock Index Fund and 0.03% on the first $150 million and 0.02% on assets over $150 million for the Small Cap Index Fund. VALIC shall, from the compensation VALIC receives from the Company for acting as investment adviser, pay to T. Rowe Price, for the services rendered and expenses paid by T. Rowe Price, a monthly fee computed at the annual rate of 0.50% on the first $500 million and 0.45% on assets over $500 million for the Growth Fund and 0.60% on the first $500 million and 0.55% on assets over $500 million for the Science & Technology Fund. VALIC shall, from the compensation VALIC receives from the Company for acting as investment adviser, pay to Value Line, for services rendered and expenses paid by Value Line, a monthly fee based on average daily net asset values of the Growth & Income Fund at an annual rate of 0.45%. Notwithstanding the above provision, VALIC is required to pay a minimum annual sub-advisory fee of $50,000 to BTC for the Small Cap Index Fund. There are no minimum sub-advisory fees for the Stock Index Fund, MidCap Index Fund, the Growth Fund, the Growth & Income Fund or the Science & Technology Fund.

     The Investment Sub-Advisory Agreements require that each Sub-Adviser promptly reduce its monthly fee by the amount of any commission, tender and exchange offer solicitation fees, other fees or similar payments received by the Sub-Adviser, or any affiliated person of the Sub-Adviser, in connection with Sub-Advised Fund portfolio transactions. Such "commissions" or "other fees" exclude those charged by brokers or dealers affiliated with a Sub-Adviser, as referred to below. Such "tender and exchange offer solicitation fees" exclude those received by a Sub-Adviser acting in the capacity of manager for any such offer. In this regard, the Sub-Advisory Agreements require the Sub-Advisers to use their best efforts to obtain tender and exchange solicitation offer fees for each Fund's benefit, and to advise VALIC of any other fees or similar payments that they (or any of their affiliates) may receive in connection with any Fund's portfolio transactions or of other arrangements that may benefit any of the Funds.

     The Investment Sub-Advisory Agreements may be continued with respect to any of the Funds if approved at least annually by the vote of the Company's Board of Directors who are not parties to the Investment Sub-Advisory Agreements or interested persons of any such parties, cast in person at a meeting called for the purpose of voting on such approval and by a vote of a majority of the Company's Board of Directors or a majority of the relevant Fund's outstanding voting securities.

     The Investment Sub-Advisory Agreements will automatically terminate in the event of assignment or in the event of termination of the Investment Advisory Agreement between VALIC and the Company as it relates to the relevant Sub-Advised Fund. The Investment Sub-Advisory Agreements may be terminated at any time by VALIC, the relevant Sub-Adviser, the Company's Board of Directors, or by vote of a majority of the outstanding voting securities of the relevant Sub-Advised Fund, on not more than 60 days' nor less than 30 days' written notice to the other entities, or upon such shorter notice as may be mutually agreed upon. Such termination shall be without the payment of any penalty.

     The Investment Sub-Advisory Agreements provide that the Sub-Advisers shall not be liable to VALIC, the Company or to any shareholder of the Company for any act or omission in rendering services under the Investment Sub-Advisory Agreements or for any losses sustained in the purchase, holding or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties on the part of the Sub-Advisers.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     As investment adviser to the Company, VALIC has responsibility for placing (and deciding when to place) orders for the purchase and sale of investments for the portfolio of each Fund, selecting brokers or dealers to handle these transactions, and negotiating commissions on these transactions. VALIC utilizes the assistance of Sub-Advisers in selecting brokers or dealers to handle transactions for the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the Growth Fund, the Growth & Income Fund and the Science & Technology Fund. The Sub-Advisers may employ affiliated brokers or, in the case of T. Rowe Price, indirectly related brokers for portfolio transactions under circumstances described in the Prospectus under the heading "Investment Management."

     Virtually all of the over-the-counter transactions by the Asset Allocation Fund, the Money Market Fund, the Capital Conservation Fund, the Government Securities Fund, the International Government Bond Fund and the Growth & Income Fund are principal transactions with issuers and dealers at net prices which entail no brokerage commissions. The MidCap Index Fund, the Stock

Index Fund, the International Equities Fund, the Small Cap Index Fund, and the Social Awareness Fund, each purchase and sell most of their portfolio securities on a national securities exchange on an agency basis. The Growth Fund and the Science & Technology Fund engage in over-the-counter transactions with principals and transactions with national securities exchanges on an agency basis. The Company normally enters into principal transactions directly with the issuer or the market-maker.

     When the Company purchases or sells securities or financial futures contracts on an exchange, it pays a commission to any FCM or broker executing the transaction. When the Company purchases securities from the issuer, an underwriter usually receives a commission or "concession" paid by the issuer. When the Company purchases securities from a market-maker, it pays no commission, but the price includes a "spread" or "mark-up" (between the bid and asked price) earned by the market-making dealer on the transaction.

     In purchasing and selling each Fund's portfolio securities, it is the policy of VALIC and the Sub-Advisers (collectively, the "Advisers") to seek the best execution at the most favorable price through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. When selecting brokers or dealers, and in negotiating prices and commissions, the Advisers consider such factors as: the broker or dealer's reliability; the quality of the broker or dealer's execution services on a continuing basis; the rate of the commission; the size and difficulty of the order and the timeliness of execution; the reliability, integrity, financial condition, general execution, and operational capabilities of that firm and competing broker-dealers. In over-the-counter transactions, the Advisers place orders directly with the principal market-maker unless they believe the Company can obtain a better price (or receive better execution of orders) from a broker on an agency basis. In transactions executed on securities or commodities exchanges, the Advisers seek the best overall price and execution at the most favorable commission rate (except when higher brokerage commissions are paid to obtain brokerage and research services, as explained below). When the Advisers believe that more than one firm meets these criteria the Advisers may prefer brokers who provide the Advisers or the Company with brokerage and research services, described below.

     The Advisers may cause a Fund to pay a broker-dealer a commission (for executing a securities transaction) that is greater than the commission another broker-dealer would have received for executing the same transaction, if the Advisers determine in good faith that the greater commission paid to the first broker-dealer is reasonable in relation to the value of brokerage and research services provided to the Advisers viewed in terms of either that particular transaction or the overall responsibilities of the Advisers.

     The Advisers receive a wide range of research services from broker-dealers, including: information on securities markets, the economy and individual companies; statistical information; accounting and tax law interpretations; technical market action; pricing and appraisal services; and credit analyses. Research services are received by the Advisers primarily in the form of written reports, telephone contacts, personal meetings with securities analysts, corporate and industry spokespersons, and access to various computer-generated data.

     The Advisers have no agreements or understandings with broker-dealers by which specific amounts of transactions or commissions are directed to specific broker-dealers.

     The Advisers evaluate whether such research services provide lawful and appropriate assistance to them in the performance of their investment decision-making responsibilities, for the Company. The Advisers will not cause the Company to pay higher commissions without first determining, in good faith, that the cost is reasonable considering the brokerage and research services provided, with respect to either the particular transaction or the Advisers' overall responsibilities with respect to accounts for which they exercise investment discretion. The Advisers receive research services at no cost and cannot assign any specific monetary value to them; nevertheless, the Advisers believe these supplemental investment research services are essential to the Advisers' ability to provide high quality portfolio management to the Funds. Research services furnished by broker-dealers through whom a Fund effects securities transactions may be used by the Advisers in servicing all of the Funds, and the Advisers may not use all such services in managing the Funds.

     The amount of brokerage commissions paid, the quality of execution, the nature and quality of research services provided, and the amount of com-missions paid to firms providing research services are reviewed quarterly by the Company's Board of Directors.

     Brokerage commissions paid by the Stock Index Fund on portfolio transactions for the fiscal years ended May 31, 1998, 1997, and 1996, totalled $131,621, $122,723 and $84,226, respectively. For the fiscal year ended May 31, 1998 the Stock Index Fund paid no brokerage commissions to brokers for research services provided to the Advisers.

     Brokerage commissions paid by the MidCap Index Fund on portfolio transactions for the fiscal years ended May 31, 1998, 1997, and 1996, totalled $125,995, $80,089 and $93,068, respectively. For the fiscal year ended May 31, 1998, the MidCap Index Fund paid no brokerage commissions to brokers for research services provided to the Advisers.

     Brokerage commissions paid by the Small Cap Index Fund on portfolio transactions for the fiscal year ended May 31, 1998, 1997 and 1996, totalled $64,613, $90,498 and $37,454, respectively. For the fiscal year ended May 31, 1998, the Small Cap Index Fund paid no brokerage commissions to brokers for research services provided to the Advisers.

     Brokerage commissions paid by the International Equities Fund on portfolio transactions for the fiscal years ended May 31, 1998, 1997, and 1996 totalled $130,204, $153,793 and $250,882, respectively. For the fiscal year ended May 31, 1998, the International Equities Fund paid no brokerage commissions to brokers for research services provided to VALIC.

     Brokerage commissions paid by the Growth Fund on portfolio transactions for the fiscal years ended May 31, 1998, 1997 and 1996, totalled $889,312, $757,865 and $486,285, respectively. For the fiscal year ended May 31, 1998, the Growth Fund paid $101,840 in brokerage commissions, on transactions totalling $40,156,191, to brokers selected on the basis of the quality of the execution together with research services provided to the Advisers.

     Brokerage commissions paid by the Growth & Income Fund on portfolio transactions for the fiscal year ended May 31, 1998, 1997 and 1996, totalled $276,322, $159,571 and $112,767, respectively. For the fiscal year ended May 31, 1997, the Growth & Income Fund paid $158,829 in brokerage commissions, on transactions totalling $147,733,656, to brokers selected on the basis of the quality of the execution together with research services provided to the Advisers.

     Brokerage commissions paid by the Social Awareness Fund on portfolio transactions for the fiscal years ended May 31, 1998, 1997, and 1996, totalled $518,012, $221,028 and $99,297, respectively. For the fiscal year ended May 31, 1998 the Social Awareness Fund paid no brokerage commissions to brokers for research services provided to VALIC.

     Brokerage commissions paid by the Science & Technology Fund on portfolio transactions for the fiscal year ended May 31, 1998, 1997 and 1996, totalled $1,031,246, $1,143,004 and $664,932, respectively. For the fiscal year ended May 31, 1998, the Science & Technology Fund paid $88,345 in brokerage commissions, on transactions totalling $75,195,279, to brokers selected on the basis of the quality of the execution together with research services provided to the Advisers.

     Brokerage commissions paid by the Asset Allocation Fund on portfolio transactions for the fiscal years ended May 31, 1998, 1997 and 1996, totalled $39,049, $239,365 and $235,223, respectively. For the fiscal year ended May 31, 1998, the Asset Allocation Fund paid no brokerage commissions to brokers for research services provided to VALIC.

     No brokerage commissions were paid by the Capital Conservation Fund, Government Securities Fund, International Government Bond Fund and Money Market Fund for fiscal years ended May 31, 1998, 1997 and 1996.

     Occasions may arise when one or more of the Funds or other accounts that may be considered affiliated persons of the Funds under the 1940 Act desire to purchase or sell the same portfolio security at approximately the same time. On those occasions when such simultaneous purchase and sale transactions are made such transaction will be allocated in an equitable manner according to written procedures approved by the Company's Board of Directors. Specifically, such written procedures provide that in allocating purchase and sale transactions made on a combined basis the parties will seek to achieve the same net unit price of securities for each Fund or other account and to allocate as nearly as practicable, such transactions on a pro-rata basis substantially in proportion to the amounts ordered to be purchased and sold by each Fund or other account. In some cases, this procedure could have an adverse effect on the price or quantity of securities available to the Funds. However, the Funds may, alternatively, benefit from lower broker's commissions and/or correspondingly lower costs for brokerage and research services by engaging in such combined transactions. In the Advisers' opinion, the results of this procedure will, on the whole, be in the best interest of each Fund.

               OFFERING, PURCHASE, AND REDEMPTION OF FUND SHARES

     Pursuant to a distribution agreement, the Variable Annuity Marketing Company ("VAMCO") acts without remuneration as the Company's agent in the distribution of Fund shares to the VALIC, AG Life and AGNY separate accounts. VAMCO's address is the same as that of VALIC.

     The distribution agreement between VAMCO and the Company provides that it shall continue in force from year to year, provided that such continuance is approved at least annually (a)(i) by the Board of Directors of the Company, or
(ii) by vote of a majority of the Company's outstanding voting securities (as defined in the 1940 Act) and (b) by the affirmative vote of a majority of the Company's Directors who are not 'interested persons' (as defined in the 1940
Act) of the Company by votes cast in person at a meeting called for such purpose. The distribution agreement may be terminated at any time, without penalty, by a vote of the Board of Directors of the Company or by a vote of a majority of the outstanding voting securities of the Company, or by VAMCO, on sixty days' written notice to the other party. The distribution agreement also provides that it shall automatically terminate in the event of its assignment.

     Pursuant to the distribution agreement, VAMCO pays promotional and advertising expenses and the cost of printing prospectuses used to offer and sell shares of the Company (after typesetting and printing the copies required for regulatory filings by the Company). Promotional and advertising expenses include any expense related to distribution of shares of the Funds or attributable to any activity primarily intended to result in the sale of shares, including, for example, the preparation, printing, and distribution of advertising and sales literature (including reports to shareholders used as sales literature). VALIC reimburses VAMCO for these expenses. Thus all such expenses incurred by VAMCO are passed directly on to VALIC, its parent. The Company pays all expenses related to the registration of Fund shares under federal and state laws, including registration and filing fees, the cost of preparing the prospectus for such purpose, and related expenses of outside legal and auditing firms.

     As explained in the prospectus for the Contracts, payments of surrender values, as well as lump sum payments available under the annuity options of the Contracts, may be suspended or postponed at any time when redemption of shares is suspended. Normally, the Company redeems Fund shares within seven days of receipt of request therefor, but may postpone redemptions beyond seven days when: (1) the New York Stock Exchange is closed for other than weekends and customary holidays, or trading on the New York Stock Exchange becomes restricted; (2) an emergency exists making disposal or valuation of a Fund's assets not reasonably practicable; or (3) the Securities and Exchange Commission has so permitted by order for the protection of the Company's shareholders.

     The Company normally redeems Fund shares for cash. Although the Company, with respect to each Fund, may make full or partial payment by assigning to the separate accounts investing in the Company portfolio securities at their value used in determining the redemption price (i.e. by redemption-in-kind), the Company, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election on Form 18f-1. Pursuant to this election, the Company has committed itself to pay the separate accounts, in cash, all redemptions made during any 90 day period, up to the lesser of $250,000 or 1% of the Company's net asset value. The securities to be paid in-kind to the separate accounts will be selected in such manner as the Board of Directors deems fair and equitable. In such cases, the separate accounts would incur brokerage expenses should they wish to liquidate these portfolio securities.

     All shares are offered for sale and redeemed at net asset value. Net asset value per share is determined by dividing the net assets of a Fund by the number of that Fund's outstanding shares at such time.

                        DETERMINATION OF NET ASSET VALUE

     Equity investments (including common stocks, preferred stocks, convertible securities, and warrants) and call options written on all portfolio investments listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued. In the absence of any exchange sales on that day and for unlisted equity securities, such securities and call options written on portfolio securities are valued at the last sale price on the NASDAQ (National Association of Securities Dealers Automated Quotations) National Market System. In the absence of any National Market System sales on that day, equity securities are valued at the last reported bid price and call options written on all portfolio securities for which other over-the-counter market quotations are readily available are valued at the last reported asked price.

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, are valued at representative quoted prices. Such quotations generally are obtained from government securities pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities.

     Publicly-traded corporate bonds are valued at prices obtained from State Street Bank and Trust Company.

     Short-term debt securities for which market quotations are readily available are valued at the last reported bid price, except for those with a remaining maturity of 60 days or less which are valued by the amortized cost method (unless, due to special circumstances, the use of such a method with respect to any security would result in a valuation which does not approximate fair market value).

     Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock.

     Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where such security is primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Where market quotations are not readily available for such foreign over-the-counter securities, then such securities will be valued in good faith by a method that the Company's Board of Directors, or its delegates, believes accurately reflects fair value. Quotations of foreign securities in foreign currencies are converted, at current exchange rates, to their U.S. dollar equivalents in order to determine their current value. In addition, because of the need to value foreign securities (other than ADRs) as of the close of trading on various exchanges and over-the-counter markets throughout the world, the calculation of the net asset value of Funds investing in such foreign securities may not take place contemporaneously with the valuation of such foreign securities in those Funds' portfolios.

     Options purchased by the Funds (including options on financial futures contracts, stock indices, foreign currencies, and securities) listed on national securities exchanges are valued on the exchange where such security is primarily traded.

     Over-the-counter options purchased or sold by the Funds are valued based upon prices provided by market-makers in such securities or dealers in such currencies.

     Exchange-traded financial futures contracts (including interest rate futures contracts, stock index futures contracts, and currency futures contracts) are valued at the settlement price for such contracts established each day by the board of trade or exchange on which such contracts are traded. Unlisted financial futures contracts are valued based upon prices provided by market-makers in such financial futures contracts.

     All of the assets of the Money Market Fund are valued on the basis of amortized cost. Under the amortized cost method of valuation, securities are valued at a price on a given date, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation it may result in periods in which value as determined by amortized cost is higher or lower than the price a Fund would receive if it sold the security. During such periods, the yield to investors may differ somewhat from that obtained by a similar fund or portfolio which uses available market quotations to value all of its portfolio securities. The Company's Board of Directors has established procedures reasonably designed, taking into account current market conditions and Money Market Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Money Market Fund's net asset value might still decline.

                 CALCULATION OF YIELD FOR THE MONEY MARKET FUND

     The yield of the Money Market Fund is its net income expressed as a percentage of assets on an annualized basis for a seven day period. Rule 482 under the Securities Act of 1933 requires that a yield quotation set forth in an advertisement for a money market fund be computed by a standardized method based on an historical seven calendar day period. The current yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and then dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return. The base period return is then multiplied by (365/7) to annualize the yield figure. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and such additional shares, and any fees that are charged to all shareholder accounts, in proportion to the length of the base period and the Money Market Fund's average account size. The Money Market Fund may also calculate its compound effective yield by compounding the unannualized base period return (calculated as described above) by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one.

     The yield quoted by the Money Market Fund at any time represents the amount being earned on a current basis for the indicated period and is a function of the types of instruments in the Money Market Fund's portfolio, their quality and length of maturity, and the Money Market Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. In other words, the portfolio has an average maturity for all of its issues, stated in numbers of days and weighted according to the relative value of each investment.

     The yield fluctuates daily as the income earned on the investments of the Money Market Fund fluctuates. Accordingly, neither the Company nor VALIC can assure the yield quoted on any given occasion will remain constant for any period of time. For example, the Money Market Fund's yield will change if it experiences a net inflow of new assets which it then invests in securities whose yield is higher or lower than that being currently earned on investments. Investments in the Money Market Fund are not insured and investors comparing results of the Money Market Fund with investment results and yields from other sources such as banks or savings and loan associations should understand this distinction. In addition, other money market funds as well as banks and savings and loan associations may calculate their yields on a different basis and the yield quoted by the Money Market Fund from time-to-time could vary upwards or downwards if another method of calculation or base period were used.

                          ACCOUNTING AND TAX TREATMENT

CALLS AND PUTS

     When a Fund writes a call or put option, an amount equal to the premium received by it is included in that Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded. If a call option which a Fund has written either expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and proceeds from such sale are increased by the premium originally received.

     The premium paid by a Fund for the purchase of a put option is included in the asset section of its Statement of Assets and Liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded. If a put option which a Fund has purchased expires unexercised it realizes a capital loss equal to the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.

FINANCIAL FUTURES CONTRACTS

     Accounting for financial futures contracts will be in accordance with generally accepted accounting principles. Initial margin deposits made upon entering into financial futures contracts will be recognized as assets due from the FCM (the Fund's agent in acquiring the futures position). During the period the financial futures contract is open, changes in the value of the contract will be recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation (or maintenance) margin payments will be made or received, depending upon whether gains or losses are incurred. Financial futures contracts held by a Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes (that is, treated as having been sold at market value).

SUBCHAPTER M OF THE INTERNAL REVENUE CODE OF 1986

     Each Fund of the Company intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). A Fund must meet several requirements to obtain and maintain its status as a regulated investment company. Among these requirements are that: (i) at least 90% of a Fund's gross income be derived from dividends, interest, payments with respect to securities loans and gains from the sale or disposition of securities; and (ii) at the close of each quarter of a Fund's taxable year (a) at least 50% of the value of the Fund's assets consist of cash, government securities, securities of other regulated investment companies and other securities (such other securities of any one issuer being not greater than 5% of the value of a Fund and the Fund holding not more than 10% of the outstanding voting securities of any such issuer) and (b) not more than 25% of the value of a Fund's assets be invested in the securities of any one issuer (other than United States government securities or securities of other regulated investment companies). Each Fund of the Company is treated as a separate entity for federal income tax purposes.

     The Internal Revenue Service ("Service") has ruled publicly that an exchange-traded call option is a security for purposes of the 50% of assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. It has ruled privately (at the request of a taxpayer other than the Company) that income from closing financial futures contracts is considered gain from a disposition of securities for purposes of the 90% of gross income test. However, since taxpayers other than the taxpayer requesting a particular private ruling are not entitled to rely on such ruling, the Company intends to keep its Funds' activity in futures contracts and options at a low enough volume such that gains from closing futures contracts will not exceed 10% of a Fund's gross income until the Service rules publicly on the issues or the Company is otherwise satisfied that those gains are qualifying income.

SECTION 817(h) OF THE CODE

     Each of the Funds intends to comply with Section 817(h) of the Code and the regulations issued thereunder. Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on variable annuity contracts based upon segregated asset accounts. These requirements are in addition to the diversification requirements of Subchapter M and the 1940 Act and may affect the securities in which a Fund may invest. Failure to meet the requirements of Section 817(h) could result in immediate taxation of the Contract Owner to the extent of appreciation on investment under the Contract.

     The Section 817(h) diversification requirements do not apply to pension plan contracts. "Pension plan contracts" for these purposes generally means annuity contracts issued with respect to plans qualified under Section 401(a) or 403(a) of the Code, Section 403(b) annuities, Individual Retirement Accounts, Individual Retirement Annuities and annuities issued with respect to Section 457 plans.

     The Secretary of the Treasury may, in the future, issue additional regulations that will prescribe the circumstances in which a Contract Owner's control of the investments of the separate accounts investing in the Company may cause the Contract Owner to be taxable with respect to assets allocated to the separate account, before distributions are actually received under the Contract.

     In order to comply with the requirements of Section 817(h) and the regulations thereunder, the Company may find it necessary to take action to ensure that a Contract funded by the Company continues to qualify as such under federal tax laws. The Company, for example, may be required to alter the investment objectives of a Fund or Funds, or substitute the shares of one Fund for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Fund, and the approval of a majority of such shareholders (as defined in the 1940 Act) and without prior approval of the Securities and Exchange Commission, to the extent legally required.

     It is not feasible to comment on all of the federal income tax consequences concerning the Funds. Each owner of a Contract funded by the Company should consult a qualified tax adviser for more complete information. The reader should refer to the appropriate prospectus related to his or her Contracts for a more complete description of the taxation of the separate account and of the owner of the particular Contract.

                               OTHER INFORMATION

SHAREHOLDER REPORTS

     Annual Reports containing audited financial statements of the Company and Semiannual Reports containing unaudited financial statements, as well as proxy materials, are sent to Contract Owners, annuitants, or beneficiaries as appropriate.

VOTING AND OTHER RIGHTS

     The Company has an authorized capitalization of 13 billion shares of common stock, $0.01 par value per share, 13 billion of which are authorized to be issued in thirteen classes comprising 1 billion shares each. Each of the thirteen classes of stock corresponds to one of the Funds and represents an ownership interest in that Fund. See "Voting and Other Rights" in the Prospectus for a full discussion of the manner in which shares of the Fund are voted.

     VALIC has made initial organization investments in each of the following Funds, and, as of May 31, 1998, owned of record the following percentage of the outstanding shares of these Funds: 0% of the Stock Index Fund, 0% of the MidCap Index Fund, 0% of the Small Cap Index Fund, 0% of the International Equities Fund, 0% of the Growth Fund, 0% of the Growth & Income Fund, 0.53% of the Capital Conservation Fund, 0% of the Government Securities Fund, 0% of the International Government Bond Fund, 0% of the Social Awareness Fund, 0% of the Science & Technology

Fund, 0% of the Money Market Fund, and 0% of the Asset Allocation Fund.

     VALIC's ownership of more than 25% of the outstanding shares may result in VALIC's being deemed a controlling entity of each of those Funds as that term is defined in the 1940 Act. Such control will dilute the effect of the votes of other shareholders and contract owners.

     As of May 31, 1998, VALIC Separate Account A owned of record the following percentage of the outstanding shares of each Fund: 96.95% of the Stock Index Fund, 100% of the MidCap Index Fund, 100% of the Small Cap Index Fund, 99.96% of the International Equities Fund, 97.69% of the Growth Fund, 100% of the Growth & Income Fund, 99.47% of the Capital Conservation Fund, 100% of the Government Securities Fund, 100% of the International Government Bond Fund, 99.99% of the Social Awareness Fund, 100% of the Science & Technology Fund, 100% of the Money Market Fund, and 99.95% of the Asset Allocation Fund.

     As of May 31, 1998, the other shareholders of the Funds included AGL Separate Account A, AGL Separate Account B, AGL Separate Account D, AGL Select Reserve, AGL Platinum Investor, American General Corporation Thrift Plan and VALIC Agents' and Managers' Thrift Plan. None of these other shareholders owned of record more than 5% of any Fund's outstanding shares.

CUSTODY OF ASSETS

     Pursuant to a Custodian Contract with the Company, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, holds the cash and portfolio securities of the Company as custodian.

     State Street is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Company, and performing other administrative duties, all as directed by persons authorized by the Company. State Street does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or the Company. Portfolio securities of the Funds purchased domestically are maintained in the custody of State Street and may be entered into the book entry systems of securities depositories approved by the Board of Directors. Pursuant to the Custodian Contract, portfolio securities purchased outside the United States will be maintained in the custody of various foreign branches of State Street and such other custodians, including foreign banks and foreign securities depositories, as are approved by the Board of Directors, in accordance with regulations under the 1940 Act.

     State Street holds securities of the Funds on which call options have been written and certain assets of the Funds constituting margin deposits with respect to financial futures contracts at the disposal of the FCMs through which such transactions are effected. The Funds may also be required to post margin deposits with respect to covered call and put options written on stock indices and for this purpose certain assets of those Funds may be held by the custodian pursuant to similar arrangements with the brokers involved.

     This arrangement regarding margin deposits essentially consists of State Street creating a separate segregated account into which it transfers (upon the Company's instructions) assets from a Fund's general (regular) custodial account. The custody agreement for such arrangement provides that FCMs or brokers will have access to the funds in the segregated accounts when and if the FCMs or brokers represent that the Company has defaulted on its obligation to the FCMs or brokers and that the FCMs or brokers have met all the conditions precedent to their right to receive such funds under the agreement between the Company and the FCMs or brokers. The Company has an agreement with each FCM or broker which provides (1) that the assets of any Fund held by the FCM or broker will be in the possession of State Street until released or sold or otherwise disposed of in accordance with or under the terms of such agreement, (2) that such assets would not otherwise be pledged or encumbered by the FCM or broker,
(3) that when requested by the Company the FCM or broker will cause State Street to release to its general custodial account any assets to which a Fund is entitled under the terms of such agreement, and (4) that the assets in the segregated account shall otherwise be used only to satisfy the Company's obligations to the FCM or broker under the terms of such agreement.

     If on any day a Fund experiences net realized or unrealized gains with respect to financial futures contracts or covered options on stock indices held through a given FCM or broker, it is entitled immediately to receive from the FCM or broker, and usually will receive by the next business day, the net amount of such gains. Thereupon, such assets will be deposited in its general or segregated account with State Street, as appropriate.

INDEX FUNDS

     The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

     Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index(es). Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any product or person into consideration in determining, comprising or calculating the Index(es).

     Frank Russell Company's publication of the Index(es) in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Index(es) is (are) based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX(ES) OR ANY DATA INCLUDED IN THE INDEX(ES). FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX(ES) OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX(ES). FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT MEANS OR LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

     The Stock Index Fund and the MidCap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the Company or its participants regarding the advisability of investing in securities generally or in the Stock Index Fund or MidCap Index Fund particularly or the ability of the S&P Index or the S&P MidCap 400 Index Fund to track general stock market performance. S&P has no obligation to take the need of the Company or the Company's participants into consideration in determining, composing or calculating the S&P 500 Index or S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Stock Index Fund or MidCap Index Fund or the timing of the issuance or sale of such Funds or in the determination or calculation of the equation by which such Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE COMPANY FROM THE USE OF THE S&P 500 INDEX OR S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

DESCRIPTION OF CORPORATE BOND RATINGS

     Moody's Investors Service, Inc.'s corporate bond ratings are as follows:

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe-guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     Standard & Poor's Corporation classifications are as follows:

     AAA -- This is the highest rating assigned by Standard & Poor's to a financial obligation and indicates an extremely strong capacity to meet its financial commitment.

     AA -- An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is strong.

     A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB -- Obligations rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     BB-B-CCC-CC -- Obligations rated "BB", "B", "CCC" and "CC" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "CC" a higher degree of speculation. While such obligations will likely have some quality and protective characteristics, they may be outweighed by large uncertainties or major exposures to adverse conditions.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

     A and Prime Commercial Paper Ratings.

     Commercial paper rated A by S&P has the following characteristics:
Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although, in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The rating is described by S&P as the investment grade category, the highest rating classification. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

     Among the factors considered by Moody's in assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strengths and weaknesses in respect of these criteria establish a rating in one of three classifications. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Its other two ratings, Prime-2 and Prime-3 are designated Higher Quality and High Quality, respectively.

INDEPENDENT AUDITORS

     Ernst & Young LLP, One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010, serve as independent auditors of the Company.

                             DIRECTORS AND OFFICERS

                                           POSITION(S) HELD                 PRINCIPAL OCCUPATION(S)
         NAME AND ADDRESS                   WITH REGISTRANT                   DURING PAST 5 YEARS
         ----------------                   ---------------                   -------------------
Thomas L. West, Jr.*..............  Chairman of the Board and        Chairman, Chief Executive Officer and
2929 Allen Parkway                    Director since 1994            Director, VALIC and American General
Houston, Texas 77019                                                 Annuity Insurance Company ("AGAIC");
Date of Birth: 06/07/37                                              Director, VAMCO. Formerly Senior Vice
                                                                     President Annuity Business
                                                                     Unit -- Aetna Life Insurance &
                                                                     Annuity Co. (1987-1994).
Joe C. Osborne*...................  Director since 1992              Executive Vice President of Marketing
2929 Allen Parkway                                                   and Director, VALIC and AGAIC.
Houston, Texas 77019
Date of Birth: 09/17/48
Peter V. Tuters*..................  Director since 1992              Executive Vice President, American
2929 Allen Parkway                                                   General Investment Management, L.P.;
Houston, Texas 77019                                                 Vice President and Investment
Date of Birth: 04/18/52                                              Officer, VALIC and AGAIC; Senior Vice
                                                                     President and Chief Investment
                                                                     Officer, American General Corporation
                                                                     (1993-1998).
Dr. Norman Hackerman..............  Director since 1984              Chairman -- Scientific Advisory Board
5555 San Felipe                                                      for The Robert A. Welch Foundation
Suite 1900                                                           (1983- Present); Director,
Houston, Texas 77056-2727                                            Electrosource, Inc.; Director, Radian
Date of Birth: 03/02/12                                              Corporation; Director, Scientific
                                                                     Measurement Systems, Inc.; President
                                                                     Emeritus, Rice University, Houston,
                                                                     Texas. Formerly, President, Rice
                                                                     University, Houston, Texas
                                                                     (1970-1985).(1)(2)(4)
Dr. John Wm. Lancaster............  Director since 1984              Retired. Pastor Emeritus and Director
4642 Braeburn                                                        of Planned Giving, First Presbyterian
Bellaire, Texas 77401                                                Church, Houston, Texas. Formerly,
Date of Birth: 12/15/23                                              Pastor, First Presbyterian Church,
                                                                     Houston, Texas.(4)
Dr. F. Robert Paulsen.............  Director since 1985              Dean Emeritus and Professor Emeritus,
2801 N. Indian Ruins                                                 College of Higher Education,
Tucson, Arizona 85715                                                University of Arizona, Tucson,
Date of Birth: 07/05/22                                              Arizona.(1)(2)(4)

------------

 * Interested persons of the Company as defined in the 1940 Act specifically because of their capacity as officers, directors or consultants of the Company, VALIC or American General Corporation.

(1) Retired Managing General Partner of Van Kampen American Capital Exchange
Fund.

(2) Retired Trustee of Van Kampen American Capital Bond Fund, Inc., Van Kampen American Capital Income Trust, Van Kampen American Capital Convertible Securities Fund, Inc. and the Common Sense Trust.

(3) Retired Trustee of Van Kampen American Capital Income Trust and Common Sense Trust and retired Director of Van Kampen American Capital Bond Fund and Van Kampen American Capital Convertible Securities Fund.

(4) Directors who are not interested persons of the Company receive an annual retainer of $18,000. In addition, such Directors are paid per board meeting, committee meeting, telephone meeting and committee chair, a fee of $1,500, $250, $250 and $250, respectively, plus expenses incurred, if any.

                                           POSITION(S) HELD                 PRINCIPAL OCCUPATION(S)
         NAME AND ADDRESS                   WITH REGISTRANT                   DURING PAST 5 YEARS
         ----------------                   ---------------                   -------------------
Dr. R. Miller Upton...............  Director since 1984              Consultant. Formerly, Director, Home
914 Tarrant Dr.                                                      Life Insurance Company of New York
Fontana, Wisconsin 53125                                             (1965- 1988) and Director, Household
Date of Birth: 12/27/16                                              International, Inc.
                                                                     (1965-1989).(1)(3)(4)
Ben H. Love.......................  Director since 1991              Retired. Formerly, Chief Executive,
4407 Eaton Circle                                                    Boy Scouts of America.
Colleyville, Texas 76034                                             (1985-1993).(4)
Date of Birth: 09/26/30

     Listed below are the Company's officers and their principal occupations. All are affiliates of VALIC and are located at 2929 Allen Parkway, Houston, Texas 77019. Each officer serves until his or her successor is elected and shall qualify.

                                           POSITION(S) HELD                 PRINCIPAL OCCUPATION(S)
               NAME                         WITH REGISTRANT                   DURING PAST 5 YEARS
               ----                         ---------------                   -------------------
John A. Graf......................  President since 1998             President and Director, VALIC and
Date of Birth: 09/14/59                                              AGAIC; Director, Boy Scouts of
                                                                     America. Formerly, Vice Chairman and
                                                                     Chief Marketing and Administrative
                                                                     Officer, Western National Corporation
                                                                     and Senior Vice President, Conseco,
                                                                     Inc.
Craig R. Rodby....................  Vice Chairman since 1998         Vice Chairman, Chief Financial
Date of Birth: 07/05/49                                              Officer and Director, VALIC and
                                                                     AGAIC. Formerly, Senior Vice
                                                                     President -- Financial Management,
                                                                     ReliaStar (1994-1997) and President
                                                                     and Chief Executive Officer, Northern
                                                                     Life Insurance Company
                                                                     (1990-1994).(5)
Michael G. Atnip..................  Executive Vice President since   Executive Vice President of
Date of Birth: 07/08/48               1998                           Administration and Information
                                                                     Systems and Director, VALIC and
                                                                     AGAIC, Formerly, Senior Vice
                                                                     President, Operations Support, Ameri-
                                                                     can General Corporation (1994-1997);
                                                                     Senior Vice President, Insurance and
                                                                     Administration, American General
                                                                     Finance (1991-1993).
Teresa S. Moro....................  Vice President and Investment    Trader -- VALIC. Formerly, Money Mar-
Date of Birth: 08/14/60               Officer since 1990             ket Trader, VALIC (1986-1990); AIM
                                                                     Management Group Inc. (1983-1986).
Leon A. Olver.....................  Vice President and Investment    Portfolio Manager, VALIC. Formerly
Date of Birth: 06/27/51               Officer since 1995             Vice President and Treasurer, First
                                                                     Heights Bank (1994-1995); Vice
                                                                     President and Assistant Treasurer,
                                                                     First Heights Bank (1991-1994);
                                                                     Assistant Vice President, Pulte
                                                                     Financial Companies (1984-1991).
William Trimbur, Jr...............  Vice President and Investment    Portfolio Manager, VALIC. Formerly,
Date of Birth: 06/15/51               Officer since 1987             Second Vice President, VALIC
                                                                     (1985-1990); Controller, VALIC
                                                                     (1985-1986); Assistant Controller,
                                                                     VALIC (1982-1985) and Assistant
                                                                     Treasurer, VALIC (1982-1986).
Maruti D. More....................  Vice President --                Vice President, American General
Date of Birth: 02/02/44               Investments                    Investment Management, L.P.; Vice
                                                                     President, Investments, VALIC.
                                                                     Formerly, Managing Director,
                                                                     Marketable Securities, Paul Revere
                                                                     Investment Management Corporation;
                                                                     Senior Portfolio Manager, Dewey
                                                                     Square Investors; Investment Vice
                                                                     President, New York Life Insurance
                                                                     Company.

                                           POSITION(S) HELD                 PRINCIPAL OCCUPATION(S)
               NAME                         WITH REGISTRANT                   DURING PAST 5 YEARS
               ----                         ---------------                   -------------------
Brent C. Nelson...................  Vice President since 1987        Senior Vice President and Controller
Date of Birth: 07/24/51                                              and Director, VALIC and AGAIC.
                                                                     Formerly, Vice President and
                                                                     Controller, VALIC (1990-1994);
                                                                     Controller, VALIC (1987-1990); Second
                                                                     Vice President and Controller, VALIC
                                                                     (1986-1987); Second Vice
                                                                     President -- Fund Operations, VALIC
                                                                     (1985-1986); Assistant Vice President
                                                                     --Controller, Lomas Financial
                                                                     Security Insurance Co. (1982-1985).
Cynthia A. Toles..................  Vice President and Secretary     Senior Vice President and AGAIC,
Date of Birth: 03/28/51               since 1985                     General Counsel and Secretary, VALIC
                                                                     and AGAIC. Secretary and Assistant
                                                                     Treasurer, VAMCO. Formerly, Senior
                                                                     Associate General Counsel &
                                                                     Secretary, VALIC (1990-1998); Vice
                                                                     President, Associate General Counsel
                                                                     & Secretary, VALIC (1988-1989);
                                                                     Second Vice President, Associate
                                                                     General Counsel and Assistant
                                                                     Secretary, VALIC (1986-1988);
                                                                     Assistant Vice President, Assistant
                                                                     General Counsel and Assistant Sec-
                                                                     retary, VALIC (1983-1986).
Gregory R. Seward.................  Treasurer since 1991             Vice President -- Variable Product
Date of Birth: 06/27/56                                              Accounting, Director of Fund
                                                                     Operations and Assistant Controller,
                                                                     VALIC and AGAIC. Formerly,
                                                                     Controller, Avanti Health Systems,
                                                                     Inc. (1988-1991); Reports Manager,
                                                                     American Capital Asset Management,
                                                                     Inc. (1986-1988); Senior Auditor,
                                                                     Price Waterhouse (1982-1986).
Kathryn A. Pearce.................  Controller since 1996            Associate Director of Fund
Date of Birth: 02/05/47                                              Operations, VALIC. Formerly,
                                                                     Supervisor -- Mutual Fund Accounting,
                                                                     Van Kampen American Capital
                                                                     (1977-1996).
Nori L. Gabert....................  Vice President and Assistant     Associate General Counsel, VALIC.
Date of Birth: 08/15/53               Secretary since 1998           Formerly, Of Counsel, Winstead
                                                                     Sechrest & Minick P.C. (1997); Vice
                                                                     President and Associate General
                                                                     Counsel of Van Kampen American
                                                                     Capital, Inc. (1981-1996).
Cynthia A. Gibbons................  Assistant Vice President since   Senior Compliance Analyst, VALIC.
Date of Birth: 12/06/67               1998
Jaime M. Sepulveda................  Assistant Treasurer              Director -- Variable Product
Date of Birth: 01/09/52               since 1998                     Accounting and Financial Reporting,
                                                                     VALIC, Formerly, Accounting Manager,
                                                                     Metro Networks, Inc. (1997-1998);
                                                                     Controller and Investment Officer,
                                                                     Port of Houston Authority
                                                                     (1994-1997); Chief Financial Of-
                                                                     ficer, Intile Designs, Inc.
                                                                     (1993-1994).
Earl E. Allen, Jr.................  Assistant Treasurer since 1998   Manager -- Fund Reporting, VALIC.
Date of Birth: 03/16/60                                              Formerly, Senior Auditor, Texas
                                                                     Treasury Department; Manager,
                                                                     American General Corporation;
                                                                     Assistant Vice President, Texas
                                                                     Commerce Bank.
Donna L. Hathaway.................  Assistant Controller since 1998  Manager -- Variable Product
Date of Birth: 09/17/64                                              Accounting, VALIC. Formerly, Gas
                                                                     Revenue Accountant, Texaco Inc.;
                                                                     Accounting Manager, Hewitt
                                                                     Associates, LLC; Revenue Accounting
                                                                     Manager, Trans Texas Gas.

     The officers conduct and supervise the daily business operations of the Company, while the directors, in addition to their functions set forth under "Investment Adviser," review such actions and decide on general policy.

     The Company has an Audit Committee. The Company's Audit Committee consists of Messrs. Lancaster, Hackerman, Paulsen, Upton, and Love. The Audit Committee recommends to the Board the selection of independent auditors for the Company and reviews with such independent auditors the scope and results of the annual audit, reviews the performance of the accounts, and considers any comments of the independent auditors regarding the Company's financial statements or books of account. The Company does not have a standing nominating or compensation committee.

     The five directors of the Company who are not affiliated with VALIC are each paid annual directors' fees and are reimbursed for certain out-of-pocket expenses by the Company.

     The directors and officers of the Company and members of their families as a group, beneficially owned less than 1% of the common stock of each Fund outstanding as of May 31, 1998.

COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS

     The following table sets forth information regarding compensation and benefits earned by the Directors for the fiscal year ending May 31, 1998.

                               COMPENSATION TABLE
                        FISCAL YEAR ENDING MAY 31, 1998

                                                               PENSION OR
                                                               RETIREMENT                        TOTAL
                                                                BENEFITS      ESTIMATED      COMPENSATION
                                              AGGREGATE        ACCRUED AS       ANNUAL           FROM
                                             COMPENSATION       PART OF        BENEFITS          FUND
                                                 FROM        SERIES COMPANY      UPON         COMPLEX(3)
         NAME OF PERSON, POSITION           SERIES COMPANY    EXPENSES(1)     RETIREMENT   PAID TO DIRECTORS
         ------------------------           --------------   --------------   ----------   -----------------
Thomas L. West, Jr.**.....................     $     0          $     0          $  0           $     0
Joe C. Osborne**..........................     $     0          $     0          $  0           $     0
Peter V. Tuters**.........................     $     0          $     0          $  0           $     0
Dr. Norman Hackerman......................     $33,000          $24,500            (2)          $39,073
Dr. John Wm. Lancaster....................     $27,000          $25,000            (2)          $31,073
Ben L. Love...............................     $33,000          $24,500            (2)          $39,073
Dr. F. Robert Paulsen.....................     $27,000          $24,500            (2)          $31,073
Dr. R. Miller Upton.......................     $25,500          $24,500            (2)          $29,073

---------------

** "Interested person," as defined in the 1940 Act, specifically because of their capacity as officers, trustees or consultants of the Series Company, VALIC or American General Corporation.

(1) The total present value of accumulated benefits as of May 31, 1998 under expense assumptions to be used for the fiscal year ending May 31, 1999 for Messrs. Hackerman, Lancaster, Love, Paulson, and Upton is $749,000.

(2) All current directors would earn ten or more years of service as of their normal retirement date. Complete years of service earned as of May 31, 1998 are as follows: Messrs. Hackerman, Lancaster, Paulson, and Upton -- 10 or greater; Mr. Love -- approximately 7 years.

            PENSION TABLE -- ESTIMATED BENEFITS AT NORMAL RETIREMENT

   SERVICE      UNDER 5                                           10 OR MORE
AT RETIREMENT    YEARS    6 YEARS   7 YEARS   8 YEARS   9 YEARS     YEARS
-------------   -------   -------   -------   -------   -------   ----------
COMPENSATION
AT RETIREMENT
   $20,000      $10,000   $12,000   $14,000   $16,000   $18,000    $20,000
   $30,000      $15,000   $18,000   $21,000   $24,000   $27,000    $30,000
   $40,000      $20,000   $24,000   $28,000   $32,000   $36,000    $40,000
   $50,000      $25,000   $30,000   $35,000   $40,000   $45,000    $50,000
   $60,000      $30,000   $36,000   $42,000   $48,000   $54,000    $60,000

(3) Includes all investment companies managed by VALIC.

                              FINANCIAL STATEMENTS

     The financial statements for the year ended May 31, 1998 and the report of independent auditors for that period are included in the American General Series Portfolio Company Annual Report for that period.

     The Annual Report to shareholders as of May 31, 1998 is incorporated by reference in this Statement of Additional Information. The financial statements included in the Annual Report and incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, as set forth in their report thereon which appears in the Annual Report and have been incorporated by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

================================================================================
     AMERICAN GENERAL SERIES PORTFOLIO COMPANY - ANNUAL REPORT MAY 31, 1998
================================================================================

                          TABLE OF CONTENTS



              President's Letter .........................     1
              Stock Index Fund ...........................     4
              MidCap Index Fund ..........................    11
              Small Cap Index Fund .......................    17
              International Equities Fund ................    33
              Growth Fund ................................    39
              Growth & Income Fund .......................    42
              Science & Technology Fund ..................    46
              Social Awareness Fund ......................    49
              Asset Allocation Fund ......................    56
              Capital Conservation Fund ..................    64
              Government Securities Fund .................    67
              International Government Bond Fund..........    69
              Money Market Fund ..........................    73
              Notes to Financial Statements ..............    76
              Financial Highlights .......................    79
              Report of Independent Auditors .............    85

===============================================================================
                            AGSPC PRESIDENT'S LETTER
                                                                              1
===============================================================================





Dear Valued Customer,

In today's environment of rapidly changing markets, the commitment to your financial security remains American General Series Portfolio Company's highest priority. This dedication is reflected in the performance of our funds, and it is my pleasure to introduce AGSPC's May 31, 1998 Annual Report for your review. In this report, you will find financial and performance information for AGSPC's thirteen funds for the period ended May 31, 1998.

Through your variable annuity contract, you are permitted to invest in one or more of the funds described in this report. Please refer to the chart on page 3 to determine which funds are available under your contract.

MARKET CONDITIONS

Securities markets provided significantly above average returns for the year ended May 31, 1998. The Standard & Poor's 500 Index (S&P 500(R)) provided a total return of 30.68% for the 12 months. The Standard & Poor's MidCap 400 Index (MidCap 400(R)) returned 29.87% and the Russell 2000(R) had a total return of 21.25%. The emphasis for the year was on large capitalization stocks.

The United States economy continues to expand at an above-trend pace, despite trade and fiscal drag, a strong dollar, and a relatively high real interest environment. The primary factor stimulating the economy is the strength of the U.S. equity market. By raising household net worth the market is fueling spending. People do not have to save as much of their income if the equity market is increasing their net worth. Also, the "wealth effect" - the feeling that he or she is wealthier and should spend more - is bolstering consumer spending.

Another positive in the economy is the extremely low level of inflation. Consumer price increases have been held to less than 3% annually and for 1998 less than 2% is expected. Wages and salaries are expanding at the rate of 3.5 to 4.0%. When the inflation rate is subtracted, workers are enjoying real wage increases.

The combination of above average economic growth and contained inflation is providing a strong background for the stock and bond markets. In addition, the financial services industry is sending a very strong message, through the media, that saving for retirement is essential. That message is being received and unprecedented amounts of money are being invested in mutual funds.

International markets have experienced widely divergent trends. European investors have seen equity markets appreciate more than 50% while most Asian markets have experienced dramatic decreases. The Asian markets declined in local currencies and the international investor saw a greater decrease as the currency values fell precipitously.

FUND RETURNS

INDEXED FUNDS

The AGSPC index funds continued to emulate their respective indices with close correlation dependent upon the liquidity of the sector. The large capitalization Stock Index Fund tracked the S&P 500 Index(R) with a -0.07% difference for the year, returning 30.61% before expenses. The MidCap Index Fund tracked the MidCap 400(R) with a positive 0.11% difference, returning 29.98% before expenses. The Small Cap Index Fund tracked the Russell 2000 Index with a positive 0.48% variance, returning 21.73% before expenses. The International Equities Fund had a wider than normal variance to the EAFE Index as smaller capitalization names outperformed in January and February. The fund has low exposure to the smaller names and relies on the large benchmark names to track its index. In early 1998, the larger names did not provide the high correlation to local market returns that they have provided historically. The fund varied from the EAFE index by -0.79%, returning 10.32% before expenses.

MANAGED FUNDS

The Growth Fund earned 28.25% before expenses, a -2.43% variance from the S&P 500 Index. The fund concentrates on stocks with above average growth potential in the service sector. The Science & Technology Fund invests in the highly volatile electronic and health care industries. Concerns surrounding computer pricing and demand have produced substantial variance compared to the basic market index - S&P 500. For the year the fund returned 11.80%, a -18.88% variance from the index.

The Social Awareness Fund benefited from the emphasis on large capitalization growth stocks and it returned 30.88%, a positive 0.20% variance above the S&P
500. The Growth and Income Fund continues to use the Value Line Ranking System which emphasizes the small and mid-sized growth companies. The return for the year of 20.67% is closer to the Russell 2000 than the return of the larger capitalization issues in the S&P 500. The fund under performed the S&P 500 by 10.01%.

The Asset Allocation Fund (previously the Timed Opportunity Fund) returned 22.48%, outperforming its benchmark by 1.26%. Bonds lagged the relevant index, stocks tracked the index and the over allocation to stocks resulted in the outperformance.

BOND FUNDS

The Capital Conservation Fund was impacted by two Asian holdings and uncertainty surrounding Columbia Healthcare. Those factors caused the fund to under-perform its relevant index by 1.05%, returning 11.30%. The Government Securities Fund emphasized Agency securities over Treasuries and returned 11.14%, under-performing its index by 0.08%.

The International Government Bond Fund benefited from rising bond prices but the Dollar's strength eroded the local market gains. The fund returned 3.20%, out-performing the index by 0.82%.

FUTURE OUTLOOK

Both the equity and bond markets have provided outstanding returns over the past four years. Even the currency and credit crises in Southeast Asia have had only minor impact on the stock market. The bond market has been aided as foreign investors have sought safety in U.S. Treasury issues.

An added benefit of the Asian crises is the devaluation of those currencies which have resulted in lower cost goods being exported to the United States. The other side of the coin is that U.S. exports have become more expensive overseas and the trade deficit has increased. Nevertheless, the domestic economy continues to expand at levels in excess of 3% and could well maintain that pace over the intermediate term. On balance, the less expensive imports have kept prices low and the flow of funds to U.S. bonds have caused interest rates to fall to decades lows. That has had a very positive affect on the real estate market with housing demand at very high levels.

Positive economic growth combined with low interest rates augers well for the stock market. The current U.S. Treasury long bond yield of 5.6% compared with a Gross Domestic Product Deflator (a broad measure of inflation) of 1.0% provides an extraordinary real rate of return - 4.6%. That compares with a century long standard of 3.0 - 3.5%. In that context, the bond market should improve modestly.

Thank you for your continued confidence in the VALIC investment management.

                                    Sincerely,

                                    /s/ THOMAS L. WEST, JR.
                                    Thomas L. West, Jr., Chairman and President
June 22, 1998                       American General Series Portfolio Company

FUND RETURNS(1) TO INDEX

                                    [GRAPH]


(1) Represents fund performance before subtracting expenses. See page two for applicable fund expenses and fund level returns after expenses.

================================================================================
                       AGSPC PRESIDENT'S LETTER CONTINUED
2
================================================================================


FUND RETURNS AND TRACKING DIFFERENCES
For the period ended May 31, 1998


                                         (1)         (2)         (3)          (4)         (5)
                                                                FUND        TOTAL
                                                             PERFORMANCE    INDEX
                                                               BEFORE      RETURN
                                                            SUBTRACTING   INCLUDING     TRACKING
                                         FUND        FUND     EXPENSES    REINVESTED   DIFFERENCE
AGSPC FUND/RELEVANT MARKET INDEX        RETURN(a)  EXPENSES   (1) + (2)   DIVIDENDS    (3) - (4)
-------------------------------------------------------------------------------------------------
INDEXED FUNDS:
Stock Index Fund / S&P 500............. 30.30%       0.31%      30.61%       30.68%      (0.07)%
MidCap Index Fund /
  Standard & Poor's MidCap 400......... 29.62        0.36       29.98        29.87        0.11
Small Cap Index Fund / Russell 2000.... 21.34        0.39       21.73        21.25        0.48
International Equities Fund / EAFE.....  9.92        0.40       10.32        11.11       (0.79)
MANAGED FUNDS:
Growth Fund / S&P 500.................. 27.41        0.84       28.25        30.68       (2.43)
Growth & Income Fund / S&P 500......... 19.87        0.80       20.67        30.68      (10.01)
Science & Technology Fund / S&P 500.... 10.85        0.95       11.80        30.68      (18.88)
Social Awareness Fund / S&P 500........ 30.34        0.54       30.88        30.68        0.20
Asset Allocation Fund / Benchmark(b)... 21.94        0.54       22.48        21.22        1.26
Capital Conservation Fund /
  Merrill Lynch Corporate Master Bond.. 10.76        0.54       11.30        12.35       (1.05)
Government Securities Fund /
  Lehman Brothers U.S. Treasury........ 10.60        0.54       11.14        11.22       (0.08)
Int'l Gov't Bond Fund /
  Salomon Non U.S. Gov't Bond..........  2.65        0.55        3.20         2.38        0.82
Money Market Fund / 30 Day Certificate
  of Deposit
  Primary Offering Rate by New York
  City Banks (NYC 30 Day CD Rate)......  5.25        0.54        5.79         4.81        0.98

 (a)Fund level returns are net of investment management fees and other fund expenses, but do not reflect charges specified in annuity contracts for mortality and expense guarantees, administrative fees, or surrender charges.
 (b)Benchmark consists of 55% S&P 500 Index, 35% Merrill Lynch Corporate and Government Master Index, and 10% NYC 30 Day CD Rate.


SUMMARY OF NET ASSET VALUES PER SHARE
AND PER SHARE DISTRIBUTIONS

                                                                         DISTRIBUTIONS FROM NET
                                                                         INVESTMENT INCOME AND
                                                                         NET REALIZED GAINS ON
                                       NET ASSET VALUES (PER SHARE)      SECURITIES (PER SHARE)
                                    ----------------------------------- -------------------------

                                       MAY 31,  NOVEMBER 30,  MAY 31,    6/1/97 to   12/1/97 to
FUND                                    1997      1997         1998      11/30/97    5/31/98
-------------------------------------------------------------------------------------------------
Stock Index (emulate S&P 500)...........$26.09    $29.38       $33.38       $0.19      $0.36
MidCap Index (emulate MidCap 400)....... 20.83     23.98        25.27        0.12       1.47
Small Cap Index (emulate Russell 2000).. 16.18     18.32        17.94        0.10       1.50
International Equities
  (foreign long term growth stocks)..... 11.44     10.83        11.95        0.14       0.43
Growth Fund (long term growth of
  capital).............................. 17.62     20.01        22.08        0.00       0.34
Growth & Income Fund (long term growth
  of capital and current income)........ 16.87     19.20        19.91        0.04       0.25
Science & Technology Fund (long term
  growth of capital).................... 19.88     20.98        22.07        0.00       0.00
Social Awareness (social criteria
  growth stocks)........................ 17.90     20.12        22.16        0.11       0.93
Asset Allocation (asset allocation)..... 12.57     13.65        14.02        0.20       1.00
Capital Conservation (quality corporate
  bonds)................................  9.31      9.61         9.68        0.29       0.32
Government Securities (intermediate and
  long term government bonds)...........  9.67      9.99        10.09        0.29       0.29
International Government Bond (high
  quality   foreign government debt
  securities)........................... 11.33     11.27        11.42        0.19       0.02
Money Market (money market instruments).  1.00      1.00         1.00        0.03       0.02

The change in net asset value of the funds will not be the same as the change in the accumulation unit value of your annuity contract because (1) the change in net asset value does not reflect the reinvestment of income and capital gain distributions and (2) the mortality and expense charges described in your annuity contract are not included.

================================================================================
                       AGSPC PRESIDENT'S LETTER CONTINUED
                                                                               3
================================================================================

FUNDS AVAILABLE UNDER VARIABLE ANNUITY CONTRACTS



                                                   VALIC SEPARATE ACCOUNT A CONTRACT FORM
                                     --------------------------------------------------------------
                                     PORTFOLIO   PORTFOLIO   PORTFOLIO   INDEPEN-           GROUP
                                     DIRECTOR     DIRECTOR    DIRECTOR    DENCE              UNIT
FUND                                     2           1            T       PLUS    IMPACT   PURCHASE
-----------------------------------  ---------   ---------   ---------   -------  ------   --------
Stock Index
   (emulate S&P 500)................    Yes         Yes          Yes       Yes      Yes       Yes
MidCap Index
   (emulate MidCap 400).............    No          Yes          No        Yes      Yes       No
Small Cap Index
   (emulate Russell 2000)...........    No          Yes          Yes       Yes      No        No
International Equities
   (foreign long term growth stocks)    No          Yes          Yes       Yes      No        No
Growth Fund
   (long term growth of capital)....    Yes         Yes          No        No       No        No
Growth & Income Fund (long term
   growth of capital and current
   income)..........................    No          Yes          No        No       No        No
Science & Technology Fund
   (long term growth of capital)....    Yes         Yes          No        No       No        No
Social Awareness
   (social criteria growth stocks)..    Yes         Yes          Yes       Yes      No        No
Timed Opportunity
   (asset allocation)...............    No          Yes          Yes       Yes      Yes       No
Capital Conservation
   (quality corporate bonds)........    No          Yes          No        Yes      Yes       No
Government Securities (intermediate
   and long term government bonds)..    No          Yes          No        Yes      No        No
Int'l Government Bond (high quality
   foreign government debt
   securities)......................    Yes         Yes          No        Yes      No        No
Money Market
   (money market instruments).......    Yes         Yes          Yes       Yes      Yes       No




                                                      AMERICAN GENERAL LIFE INSURANCE COMPANY
                                      ---------------------------------------------------------------------
                                        SEPARATE ACCOUNT A
                                      --------------------      SEPARATE  SEPARATE
                                                     NON        ACCOUNT    ACCOUNT     SELECT      PLATINUM
FUND                                  QUALIFIED   QUALIFIED        B          D       PRESERVE     INVESTOR
------------------------------------  ---------   ---------     --------  --------    --------     --------
Stock Index
   (emulate S&P 500)................    Yes          Yes          Yes        Yes         No           Yes
MidCap Index
   (emulate MidCap 400).............    Yes          Yes          Yes        No          No           Yes
Small Cap Index
   (emulate Russell 2000)...........    No           No           No         No          No           No
International Equities
   (foreign long term growth stocks)    No           No           No         Yes         No           Yes
Growth Fund
   (long term growth of capital)....    No           No           No         No          No           No
Growth & Income Fund (long term
   growth of capital and current
   income)..........................    No           No           No         No          No           No
Science & Technology Fund
   (long term growth of capital)....    No           No           No         No          No           No
Social Awareness
   (social criteria growth stocks)..    No           No           No         Yes         No           No
Timed Opportunity
   (asset allocation)...............    Yes          Yes          Yes        No          No           No
Capital Conservation
   (quality corporate bonds)........    Yes          Yes          Yes        No          No           No
Government Securities (intermediate
   and long term government bonds)..    Yes          Yes          Yes        No          No           No
Int'l Government Bond (high quality
   foreign government debt
   securities)......................    No           No           No         No          No           No
Money Market
   (money market instruments).......    Yes          Yes          Yes        No          Yes          Yes

================================================================================
                   STOCK INDEX FUND - STATEMENT OF NET ASSETS
4                                                                   May 31, 1998
================================================================================


   NUMBER                                      MARKET
  OF SHARES                                    VALUE
 -----------                                -----------

            COMMON STOCKS - 99.25%

            ADVERTISING - 0.17%
    43,350  Interpublic Group Cos., Inc.... $ 2,571,197
    71,700  Omnicom Group, Inc.............   3,356,456
                                            -----------
                                              5,927,653
                                            -----------

            AEROSPACE/DEFENSE - 1.54%
   403,008  Boeing Co......................  19,193,255
    29,000  EG & G, Inc....................     913,500
    55,960  General Dynamics Corp..........   2,486,723
    15,400  Goodrich  (B.F.) Co............     789,250
    80,076  Lockheed Martin Corp...........   8,988,531
    30,800  Northrop Grumman Corp..........   3,301,375
   112,500  Raytheon Co. Class B...........   6,152,344
    44,000  TRW Inc........................   2,356,750
   101,300  United Technologies Corp.......   9,522,200
                                            -----------
                                             53,703,928
                                            -----------

            AIRLINES - 0.41%
    36,300* AMR Corp.......................   5,587,931
    31,600  Delta Air Lines, Inc...........   3,634,000
    82,800  Southwest Airlines Co..........   2,209,725
    41,400* US Airways Group, Inc..........   2,898,000
                                            -----------
                                             14,329,656
                                            -----------

            APPAREL & PRODUCTS - 0.10%
    21,178* Abercrombie & Fitch Co. Class A     894,749
    27,000* Fruit of the Loom, Inc. Class A     970,313
    32,900  Liz Claiborne, Inc.............   1,667,619
                                            -----------
                                              3,532,681
                                            -----------

            APPLIANCES/FURNISHINGS - 0.11%
    35,000  Maytag Corp....................   1,765,313
    30,200  Whirlpool Corp.................   2,063,037
                                            -----------
                                              3,828,350
                                            -----------

            AUTO - CARS - 1.70%
   275,774  Chrysler Corp..................  15,339,929
   450,000  Ford Motor Co..................  23,343,750
   284,900  General Motors Corp............  20,494,994
                                            -----------
                                             59,178,673
                                            -----------

            AUTO - REPLACEMENT PARTS - 0.33%
    73,900* AutoZone, Inc..................   2,457,175
    18,700  Cooper Tire & Rubber Co........     442,956



   NUMBER                                      MARKET
  OF SHARES                                    VALUE
 -----------                                -----------


            AUTO - REPLACEMENT PARTS - Continued
    14,300  Echlin Inc..................... $    679,250
    74,400  Genuine Parts Co...............    2,524,950
    71,700  Goodyear Tire & Rubber Co......    5,153,438
    15,800  Pep Boys-Manny, Moe & Jack.....      351,550
                                            ------------
                                              11,609,319
                                            ------------

            BANKS - NEW YORK CITY - 2.01%
   161,100  Bank of New York Co., Inc......    9,847,238
   174,882  Chase Manhattan Corp...........   23,773,022
   178,700  CitiCorp.......................   26,648,637
    79,200  J. P. Morgan  & Co. Inc........    9,835,650
                                            ------------
                                              70,104,547
                                            ------------

            BANKS - OTHER - 3.08%
   278,836  BankAmerica Corp...............   23,056,251
    61,300  BankBoston Corp................    6,459,488
   122,223  First Chicago Corp.............   10,686,873
   419,200  First Union Corp...............   23,187,000
   105,393  Fleet Financial Group, Inc.....    8,642,226
   116,500  Mellon Bank Corp...............    7,856,469
   133,000  National City Corp.............    9,010,750
    51,600  Providian Financial Corp.......    3,283,050
    14,000  Republic of New York Corp......    1,798,125
    37,033  Wells Fargo & Co...............   13,387,430
                                            ------------
                                             107,367,662
                                            ------------

            BANKS - REGIONAL - 3.55%
   261,349  Banc One Corp..................   14,406,863
    67,950  Comerica Inc...................    4,467,713
   106,275  Fifth Third Bancorp............    5,234,044
    59,600  Huntington Bancshares, Inc.....    1,951,900
   172,340  KeyCorp........................    6,538,149
    51,500  Mercantile Bancorporation Inc..    2,632,938
   389,917  NationsBank Corp...............   29,536,212
    53,900  Northern Trust Corp............    3,801,637
   328,200  Norwest Corp...................   12,758,775
   135,900  PNC Bank Corp..................    7,848,225
    61,200  State Street Corp..............    4,218,975
    84,200  Summit Bancorporation..........    4,220,525
    72,200  SunTrust Banks, Inc............    5,703,800
   102,150  Synovus Financial Corp.........    2,291,991
   309,990  U.S. Bancorp...................   12,128,359
    71,513  Wachovia Corp..................    5,725,510
                                            ------------
                                             123,465,616
                                            ------------


    NUMBER                                     MARKET
   OF SHARES                                   VALUE
  -----------                               -----------


            BEVERAGE - BREWERS/
            DISTRIBUTORS - 0.47%
    11,900  Adolph Coors Class B........... $    446,250
   202,800  Anheuser-Busch Companies, Inc..    9,316,125
    18,915  Brown-Forman Corp Class B......    1,089,977
   128,400  Seagram Co. Ltd................    5,641,575
                                            ------------
                                              16,493,927
                                            ------------

            BEVERAGE - SOFT DRINKS - 2.97%
   995,000  Coca-Cola Co...................   77,983,125
   624,500  PepsiCo, Inc...................   25,487,406
                                            ------------
                                             103,470,531
                                            ------------

            BROADCASTING - 1.46%
   293,158  CBS Corp.......................    9,307,767
    38,600* Clear Channel Communications,
               Inc.........................    3,700,775
   141,750  Comcast Corp. Class A Special..    4,859,374
   197,178  Tele-Comm Liberty Media Group
               Class A.....................    6,765,670
   215,200  U S West Communications Group..   10,921,400
   226,800  U S West Media Group...........    8,405,775
   122,700* Viacom, Inc Class B............    6,748,500
                                            ------------
                                              50,709,261
                                            ------------

            BUILDING MATERIALS - 0.38%
     8,900  Armstrong World Industries,
               Inc.........................      748,713
    75,300  Lowe's Companies, Inc..........    5,962,818
    81,400  Masco Corp.....................    4,578,750
    60,700  Sherwin-Williams Co............    2,018,275
                                            ------------
                                              13,308,556
                                            ------------

            CHEMICAL - MAJOR - 2.06%
    99,700  Dow Chemical Co................    9,658,437
   446,600  E.I. du Pont de Nemours and Co.   34,388,200
    47,500  Hercules, Inc..................    2,092,969
   243,800  Monsanto Co....................   13,500,425
    54,900  Morton International, Inc......    1,671,019
    66,500  PPG Industries, Inc............    4,846,187
    18,300  Rohm and Haas Co...............    2,010,713
    68,300  Union Carbide Corp.............    3,410,731
                                            ------------
                                              71,578,681
                                            ------------

            CHEMICAL - MISCELLANEOUS - 0.44%
    42,100  Air Products and Chemicals,
               Inc.........................    3,662,700
    30,637  Eastman Chemical Co............    2,052,678
    17,100  Ecolab Inc.....................      527,963
    15,300* FMC Corp.......................    1,169,494

================================================================================
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                   5
================================================================================


   NUMBER                                     MARKET
  OF SHARES                                    VALUE
 -----------                                -----------
            CHEMICAL - MISCELLANEOUS - Continued
    26,500  Great Lakes Chemical Corp...... $ 1,060,000
    15,428  Millipore Corp.................     514,910
    20,300  Nalco Chemical Co..............     761,250
     6,625* Octel Corp.....................     144,508
    64,700  Praxair, Inc...................   3,190,518
    39,500  Sigma Aldrich Corp.............   1,441,750
    41,400  W.R. Grace & Co................     768,488
                                            -----------
                                             15,294,259
                                            -----------
            CONGLOMERATES - 1.01%
   232,500  Allied Signal Inc..............   9,939,375
    38,800  ITT Inds, Inc..................   1,430,750
    39,400  Loews Corp.....................   3,575,550
    65,200  Tenneco Inc....................   2,713,950
    58,300  Textron Inc....................   4,325,131
   237,000  Tyco International Ltd.........  13,123,875
                                            -----------
                                             35,108,631
                                            -----------
            CONSUMER FINANCE - 0.28%
    25,000  Beneficial Corp................   3,350,000
   204,275  MBNA Corp......................   6,472,964
                                            -----------
                                              9,822,964
                                            -----------
            CONTAINERS - METAL/GLASS - 0.31%
     4,700  Ball Corp......................     185,356
   101,100  Corning Inc....................   3,987,132
    65,600  Crown Cork & Seal Co., Inc.....   3,403,000
    12,100  Owens Corning..................     453,750
    61,200* Owens-Illinois, Inc............   2,750,175
                                            -----------
                                             10,779,413
                                            -----------
            CONTAINERS - PAPER - 0.10%
     6,500  Bemis Co., Inc.................     274,219
    39,214* Sealed Air Corp................   2,097,949
    17,700  Temple-Inland Inc..............   1,039,875
                                            -----------
                                              3,412,043
                                            -----------
            COSMETICS/TOILETRIES - 0.98%
     6,800  Alberto-Culver Co. Class B.....     202,300
    62,700  Avon Products, Inc.............   5,129,644
   220,300  Gillette Co....................  25,802,637
    60,000  International Flavors &
               Fragrances, Inc.............   2,880,000
                                            -----------
                                             34,014,581
                                            -----------
            DRUGS - 7.86%
    22,500  Allergan, Inc..................     945,000
    43,200* ALZA Corp......................   2,089,800

   NUMBER                                      MARKET
  OF SHARES                                    VALUE
 -----------                                -----------
            DRUGS - Continued
   543,000  American Home Products Corp.... $26,233,687
   112,100* Amgen Inc......................   6,782,050
    23,900  Bausch & Lomb Inc..............   1,190,519
   399,400  Bristol Myers Squibb Co........  42,935,500
   444,400  Eli Lilly and Co...............  27,302,825
   480,400  Merck & Co., Inc...............  56,236,825
   519,800  Pfizer, Inc....................  54,481,537
   219,870* Pharmacia & Upjohn, Inc........   9,715,506
   298,200  Schering-Plough Corp...........  24,955,613
   326,700  Warner-Lambert Co..............  20,847,544
                                            -----------
                                            273,716,406
                                            -----------
            ELECTRICAL EQUIPMENT - 3.75%
   105,800  AMP Inc........................   4,020,400
    62,000  Cabletron Systems, Inc.........     798,250
   181,200  Emerson Electric Co............  11,007,900
 1,314,100  General Electric Co............ 109,563,087
    30,500  National Service Industries,
               Inc.........................   1,555,500
    48,300  Raychem Corp...................   1,817,288
     6,800  Thomas & Betts Corp............     363,375
    14,200  W. W. Grainger Inc.............   1,498,988
                                            -----------
                                            130,624,788
                                            -----------
            ELECTRONIC INSTRUMENTS - 0.16%
         1* Commscope Inc..................          16
    28,100  General Signal Corp............   1,155,612
    27,100* Perkin-Elmer Corp..............   1,856,350
     5,400  Tektronix, Inc.................     206,550
    70,400* Thermo Electron Corp...........   2,472,800
                                            -----------
                                              5,691,328
                                            -----------
            ENTERTAINMENT - 1.68%
    39,400* Harrah's Entertainment, Inc....     985,000
    67,475  Hasbro, Inc....................   2,580,919
    49,400* King World Productions, Inc....   1,259,700
   127,987  Mattel, Inc....................   4,847,508
   216,700  Time Warner Inc................  16,861,969
   283,252  Walt Disney Co.................  32,042,882
                                            -----------
                                             58,577,978
                                            -----------
            FINANCE COMPANIES - 0.71%
   141,800  Associates First Capital Corp..  10,608,412
    69,600  Green Tree Financial Corp......   2,797,050
    48,800  Household International, Inc...   6,603,250
    96,350  SunAmerica, Inc................   4,685,019
                                            -----------
                                             24,693,731
                                            -----------



   NUMBER                                     MARKET
  OF SHARES                                   VALUE
 -----------                                -----------
            FINANCIAL SERVICES - 0.64%
   180,400  American Express Co............ $18,513,550
    39,800  Countrywide Credit Industries,
               Inc.........................   1,840,750
    40,100  H & R Block Inc................   1,764,400
                                            -----------
                                             22,118,700
                                            -----------

            FOODS - 2.16%
   215,192  Archer Daniels Midland Co......   4,061,748
   124,000  BestFoods......................   6,998,250
   174,400  Campbell Soup Co...............   9,504,800
   178,700  ConAgra, Inc...................   5,226,975
    65,900  General Mills, Inc.............   4,497,675
   156,350  H J Heinz Co...................   8,296,322
    47,000  Hershey Foods Corp.............   3,254,750
   162,800  Kellogg Co.....................   6,725,675
    79,380  Pioneer Hi-Bred International,
               Inc.........................   3,021,401
    60,900  Quaker Oats Co.................   3,513,169
    47,600  Ralston Purina Co..............   5,298,475
   182,600  Sara Lee Corp..................  10,750,575
    42,500  Wm. Wrigley Jr. Co.............   4,090,625
                                            -----------
                                             75,240,440
                                            -----------

            FOOTWEAR - 0.11%
    73,700  NIKE, Inc. Class  B............   3,390,200
    18,900* Reebok International Ltd.......     543,375
                                            -----------
                                              3,933,575
                                            -----------

            FREIGHT - 0.13%
    52,560* FDX Corp.......................   3,370,410
    37,200  Ryder System, Inc..............   1,267,125
                                            -----------
                                              4,637,535
                                            -----------

            FUNERAL SERVICES - 0.10%
    83,800  Service Corp. International....   3,425,325
                                            -----------

            GOLD MINING - 0.15%
   151,700  Barrick Gold Corp..............   2,920,225
    52,100  Battle Mountain Gold Co........     276,781
    86,400  Homestake Mining Co............     939,600
    93,800  Placer Dome Inc................   1,166,638
                                            -----------
                                              5,303,244
                                            -----------
            GOVERNMENT SPONSORED - 1.08%
   272,600  Federal Home Loan Mortg. Corp..  12,403,300
   418,500  Federal National Mortgage
            Association ...................  25,057,688
                                            -----------
                                             37,460,988
                                            -----------

================================================================================
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
6                                                                   May 31, 1998
================================================================================




   NUMBER                                     MARKET
  OF SHARES                                   VALUE
 -----------                                -----------
            HARDWARE & TOOLS - 0.13%
    31,300  Black & Decker Corp............ $ 1,827,138
    11,550  Snap-on Inc....................     506,756
    42,600  Stanley Works..................   2,023,500
                                            -----------
                                              4,357,394
                                            -----------
            HEALTHCARE - 0.45%
    49,400  Cardinal Health, Inc...........   4,402,775
   154,900* HealthSouth Corp...............   4,395,288
    54,400* Humana Inc.....................   1,689,800
    79,800  United HealthCare Corp.........   5,107,200
                                            -----------
                                             15,595,063
                                            -----------
            HEAVY DUTY TRUCKS/PARTS - 0.26%
    19,700  Cummins Engine Co., Inc........   1,024,400
    30,700  Dana Corp......................   1,600,238
    37,800  Eaton Corp.....................   3,394,913
    39,010* Navistar International Corp....   1,177,614
    35,710  PACCAR Inc.....................   1,971,863
                                            -----------
                                              9,169,028
                                            -----------
            HOME BUILDERS - 0.06%
    33,200  Centex Corp....................   1,186,900
    14,456  Kaufman & Broad Home Corp......     371,339
     7,900  Pulte Corp.....................     421,168
                                            -----------
                                              1,979,407
                                            -----------
            HOSPITAL MANAGEMENT - 0.38%
   250,484  Columbia/HCA Healthcare Corp...   8,187,695
    13,000  Manor Care, Inc................     410,313
    13,100  Shared Medical Systems Corp....     953,025
   105,200* Tenet Healthcare Corp..........   3,682,000
                                            -----------
                                             13,233,033
                                            -----------
            HOSPITAL SUPPLIES - 2.64%
   315,500  Abbott Laboratories............  23,406,155
     8,400  Bard (C. R.), Inc..............     291,375
   112,000  Baxter International Inc.......   6,405,000
    55,200  Becton, Dickinson and Co.......   3,905,400
    64,100  Biomet, Inc....................   1,850,888
    70,477* Boston Scientific Corp.........   4,492,909
   531,900  Johnson & Johnson..............  36,734,343
    37,900  Mallinckrodt, Inc..............   1,167,794
   200,900  Medtronic, Inc.................  11,175,063
    37,833* St. Jude Medical, Inc..........   1,352,530
    25,700  United States Surgical Corp....   1,021,575
                                            -----------
                                             91,803,032
                                            -----------


   NUMBER                                      MARKET
  OF SHARES                                    VALUE
 -----------                                ------------
            HOUSEHOLD PRODUCTS - 2.95%
    43,200  Clorox Co...................... $  3,607,200
   127,300  Colgate-Palmolive Co...........   11,075,100
   173,100  Minnesota Mining &
               Manufacturing Co............   16,033,388
    59,000  Newell Co......................    2,846,750
   537,852  Procter & Gamble Co............   45,145,951
    63,100  Rubbermaid, Inc................    2,058,638
    35,300  Tupperware Corp................      953,100
   267,300  Unilever N V - ADR.............   21,099,994
                                             -----------
                                             102,820,121
                                             -----------
            INFORMATION PROCESSING - 9.95%
         1* A.C. Nielson...................           26
    38,200  Adobe Systems Inc..............    1,525,613
    61,400* Apple Computer, Inc............    1,634,775
    27,800  Autodesk, Inc..................    1,181,500
   122,600  Automatic Data Processing, Inc.    7,800,425
    78,400* Bay Networks, Inc..............    2,170,700
   319,521* Cendant Corp...................    6,929,612
    27,452* Ceridian Corp..................    1,482,408
   409,850* Cisco Systems, Inc.............   30,994,907
    68,600  Cognizant Corp.................    3,652,950
   622,490  Compaq Computer Corp...........   17,001,758
   211,230  Computer Associates
               International, Inc..........   11,089,574
    49,400* Computer Sciences Corp.........    2,565,713
   265,200* Dell Computer Corp.............   21,854,150
    66,200* Digital Equipment Corp.........    3,632,725
   213,500* E M C Corp.....................    8,846,906
   180,554  First Data Corp................    6,003,421
    60,000* Gateway 2000, Inc..............    2,703,750
    45,300* General Instrument Corp........    1,078,706
    94,900  HBO & Co.......................    5,477,514
   408,500  Hewlett Packard Co.............   25,378,062
    58,500  Honeywell Inc..................    4,910,344
   382,700  International Business Machine.   44,919,412
   988,700* Microsoft Corp.................   83,854,119
   164,900* Novell, Inc ...................    1,731,450
   412,687* Oracle Corp....................    9,749,730
   120,200* Parametric Technology Corp.....    3,684,887
   112,900  Pitney Bowes Inc...............    5,306,300
    96,300* Seagate Technology.............    2,226,938
    58,100* Silicon Graphics, Inc..........      697,200
   161,400* Sun Microsystems, Inc..........    6,466,088
   137,600* 3Com Corp......................    3,491,600
    96,900* Unisys Corp....................    2,374,050
   138,900  Xerox Corp.....................   14,271,975
                                             -----------
                                             346,689,288
                                             -----------


   NUMBER                                      MARKET
  OF SHARES                                    VALUE
 -----------                                ------------
            INSURANCE - CASUALTY - 0.41%
    67,800  Chubb Corp..................... $  5,394,337
    27,800  Progressive Corp...............    3,832,925
    58,000  SAFECO Corp....................    2,697,000
    56,442  St. Paul Companies, Inc........    2,504,614
                                             -----------
                                              14,428,876
                                             -----------

            INSURANCE - LIFE - 0.67%
    63,192  Aetna Inc......................    4,940,825
   101,400  Conseco Inc....................    4,727,775
    66,112  Jefferson-Pilot Corp...........    3,784,911
    57,000  Lincoln National Corp..........    5,122,875
    54,900  Torchmark Corp.................    2,353,838
    21,209  Transamerica Corp..............    2,439,035
                                             -----------
                                              23,369,259
                                             -----------

            INSURANCE - MISCELLANEOUS - 0.50%
    37,600  General Re Corp................    8,267,300
    31,600  MBIA, Inc......................    2,356,175
    51,200  MGIC Investment Corp...........    3,068,800
    67,400  UNUM Corp......................    3,744,913
                                             -----------
                                              17,437,188
                                             -----------

            INSURANCE - MULTILINE - 3.05%
   183,820  Allstate Corp..................   17,302,057
   281,627  American International Group,
               Inc.........................   34,868,942
    52,400  Aon Corp.......................    3,356,875
   110,400  CIGNA Corp.....................    7,562,400
    54,000  Cincinnati Financial Corp......    2,268,000
    57,500  Hartford Financial Services
               Group.......................    6,328,594
    79,900  March & McLennan Companies,
               Inc.........................    6,996,244
   453,421  Travelers Group, Inc...........   27,658,681
                                             -----------
                                             106,341,793
                                             -----------

            LEISURE TIME - 0.06%
    17,900  Brunswick Corp.................      562,731
    70,900* Mirage Resorts, Inc............    1,475,607
                                             -----------
                                               2,038,338
                                             -----------

            LODGING - 0.19%
   108,800  Hilton Hotels Corp.............    3,420,400
    94,000  Marriott International Inc.....    3,266,500
                                             -----------
                                               6,686,900
                                             -----------

            MACHINE TOOLS - 0.01%
     4,700  Cincinnati Milacron, Inc.......      140,706
                                             -----------

================================================================================
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                   7
================================================================================


   NUMBER                                     MARKET
  OF SHARES                                   VALUE
 -----------                                -----------


            MACHINERY - AGRICULTURE - 0.22%
    38,000  Case Corp...................... $ 2,199,250
   103,100  Deere & Co.....................   5,348,313
                                            -----------
                                              7,547,563
                                            -----------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.31%
   158,400  Caterpillar Inc................   8,702,100
    34,200  Fluor Corp.....................   1,630,913
     2,600  Foster Wheeler Corp............      65,975
    10,800  Harnischfeger Industries Inc...     340,200
                                            -----------
                                             10,739,188
                                            -----------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.60%
     1,600  Aeroquip-Vickers, Inc..........      98,800
    14,600  Briggs & Stratton Corp.........     662,475
    42,700  Cooper Industries, Inc.........   2,748,813
    95,600  Dover Corp.....................   3,585,000
    89,400  Illinois Tool Works Inc........   5,900,400
    64,300  Ingersoll-Rand Co..............   2,897,518
    32,000  Johnson Controls, Inc..........   1,904,000
    59,533  Pall Corp......................   1,179,498
    33,375  Parker Hannifin Corp...........   1,370,461
    12,800  Timken Co......................     481,600
                                            -----------
                                             20,828,565
                                            -----------

            MEDICAL TECHNOLOGY - 0.13%
    68,900  Guidant Corp...................   4,439,744
                                            -----------

            MERCHANDISE - DRUG - 0.46%
    75,600  CVS Corp.......................   5,306,175
    16,600  Longs Drug Stores Corp.........     503,188
   100,600  Rite Aid Corp..................   3,602,738
   191,400  Walgreen Co....................   6,734,887
                                            -----------
                                             16,146,988
                                            -----------

            MERCHANDISE - SPECIALTY - 1.71%
    41,000  American Greetings Corp.
               Class A.....................   1,947,500
    27,100  Circuit City Stores, Inc.......   1,148,363
    53,600* Consolidated Stores Corp.......   2,046,849
    95,522* CostCo Companies, Inc..........   5,528,336
    74,400  Fortune Brands,  Inc...........   2,859,750
   164,700  Gap, Inc.......................   8,893,800
   304,200  Home Depot, Inc................  23,898,712
    49,600  Ikon Office Solutions Inc......   1,050,900
       973  Jostens, Inc...................      24,568

   NUMBER                                      MARKET
  OF SHARES                                    VALUE
 -----------                                -----------

            MERCHANDISE - SPECIALTY - Continued
    73,873  Limited, Inc................... $ 2,456,277
    39,600  Nordstrom, Inc.................   2,853,675
    33,600  Tandy Corp.....................   1,486,800
    54,000  TJX Companies, Inc.............   2,524,500
   109,525* Toys "R" Us, Inc...............   2,902,413
                                            -----------
                                             59,622,443
                                            -----------

            MERCHANDISING - DEPARTMENT - 0.64%
   186,200  Dayton Hudson Corp.............   8,635,025
    30,800  Dillards, Inc. Class A.........   1,295,525
    90,800* Federated Department Stores,
               Inc.........................   4,704,575
    99,800  May Department Stores Co.......   6,418,388
    16,000  Mercantile Stores Co., Inc.....   1,258,000
                                            -----------
                                             22,311,513
                                            -----------

            MERCHANDISING - FOOD - 0.57%
   113,900  Albertsons, Inc................   5,274,993
   119,200  American Stores Co.............   2,972,550
    17,400  Giant Food Inc. Class A........     748,200
    15,300  Great Atlantic & Pacific Tea
               Co., Inc....................     489,600
    98,300* Kroger Co......................   4,220,756
    16,700  Supervalu Inc..................     699,313
   143,800  SYSCO Corp.....................   3,352,338
    52,000  Winn-Dixie Stores, Inc.........   2,115,750
                                            -----------
                                             19,873,500
                                            -----------

            MERCHANDISING - MASS - 2.03%
   109,900  J.C. Penney Co., Inc...........   7,892,194
   190,300* Kmart Corp.....................   3,687,063
   148,400  Sears Roebuck and Co...........   9,172,975
   891,800  Wal-Mart Stores, Inc...........  49,216,212
    35,000  Woolworth Corp.................     691,250
                                            -----------
                                             70,659,694
                                            -----------

            METALS - ALUMINUM - 0.25%
    76,500  Alcan Aluminium Ltd............   2,180,250
    67,200  Aluminum Co. of America........   4,662,000
    33,100  Reynolds Metals Co.............   1,919,800
                                            -----------
                                              8,762,050
                                            -----------

            METALS - COPPER - 0.11%

    19,300  ASARCO Inc.....................     437,869
    67,631  Newmont Mining Corp............   1,686,548
    27,200  Phelps Dodge Corp..............   1,659,200
                                            -----------
                                              3,783,617
                                            -----------


   NUMBER                                      MARKET
  OF SHARES                                    VALUE
 -----------                                -----------
            METALS - MISCELLANEOUS - 0.09%

    31,350  Cyprus Amax Minerals Co........$    497,681
    57,075  Engelhard Corp.................   1,187,874
    48,500  Freeport - McMoRan Copper &
               Gold Inc. Class B...........     812,375
    52,400  Inco Limited...................     753,250
                                            -----------
                                              3,251,180
                                            -----------

            METALS - STEEL - 0.20%
    59,525  Allegheny Teldyne Inc..........   1,383,956
    22,300* Armco Inc......................     121,256
    46,100* Bethlehem Steel Corp...........     564,725
    20,200  Inland Steel Industries, Inc...     578,225
    31,100  Nucor Corp.....................   1,601,650
    48,920  USX-US Steel Group, Inc........   1,755,005
    53,625  Worthington Industries, Inc....     945,141
                                            -----------
                                              6,949,958
                                            -----------

            MISCELLANEOUS - 0.16%
    51,800  BB&T Corp......................   3,428,513
    57,800  Equifax Inc....................   2,102,475
                                            -----------
                                              5,530,988
                                            -----------
            MOBILE HOMES - 0.02%
    14,600  Fleetwood Enterprises, Inc.....     584,000
                                            -----------
            NATURAL GAS-DIVERSIFIED - 0.13%
    43,900  Coastal Corp...................   3,094,950
    37,900  Sonat Inc......................   1,485,206
                                            -----------
                                              4,580,156
                                            -----------
            OIL - INTEGRATED DOMESTIC - 1.57%
    35,700  Amerada Hess Corp..............   1,930,031
   405,000  Amoco Corp.....................  16,934,063
    26,900  Ashland Oil, Inc...............   1,341,638
   125,800  Atlantic Richfield Co..........   9,922,475
    69,067  Burlington Resources,  Inc.....   2,909,447
    19,400  Kerr-McGee Corp................   1,227,050
   150,600  Occidental Petroleum Corp......   4,160,325
    40,800* Oryx Energy Co.................     951,150
    18,500  Pennzoil Co....................   1,069,531
    96,300  Phillips Petroleum Co..........   4,821,019
    40,916  Sun Co., Inc...................   1,738,930
   105,400  Unocal Corp....................   3,754,875
   114,100  USX-Marathon Group.............   3,993,500
                                            -----------
                                             54,754,034
                                            -----------

================================================================================
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
8                                                                   May 31, 1998
================================================================================

   NUMBER                                     MARKET
  OF SHARES                                   VALUE
 -----------                                ------------

            OIL - INTEGRATED
            INTERNATIONAL - 5.04%
   262,000  Chevron Corp................... $ 20,927,250
   973,700  Exxon Corp.....................   68,645,850
   320,500  Mobil Corp.....................   24,999,000
   853,300  Royal Dutch Petroleum Co.
              - ADR .......................   47,838,130
   226,900  Texaco Inc.....................   13,103,475
                                            ------------
                                             175,513,705
                                            ------------
            OIL - SERVICES - 0.90%
    58,800  Baker Hughes Inc...............    2,116,800
    85,500  Dresser Industries, Inc........    3,981,094
   115,000  Halliburton Co.................    5,448,125
    34,300  McDermott International, Inc...    1,309,831
    35,500* Rowan Companies, Inc...........      907,469
   193,400  Schlumberger Ltd...............   15,097,287
    26,800* Western Atlas Inc..............    2,319,875
                                            ------------
                                              31,180,481
                                            ------------

            OIL/GAS PRODUCERS - 0.15%
    25,300  Anadarko Petroleum Corp........    1,669,800
    33,700  Apache Corp....................    1,152,119
     6,000  Helmerich & Payne, Inc.........      151,500
   113,842  Union Pacific Resources Group
               Inc.........................    2,305,300
                                            ------------
                                               5,278,719
                                            ------------

            PAPER/FOREST PRODUCTS - 1.18%
    54,200  Avery Dennison Corp............    2,808,238
    10,566  Boise Cascade Corp.............      352,640
    45,400  Champion International Corp....    2,179,200
    88,000  Fort James Corp................    4,207,500
    39,200  Georgia-Pacific Corp...........    2,516,150
   127,718  International Paper Co.........    5,875,028
   240,432  Kimberly-Clark Corp............   11,916,410
    41,600  Louisiana Pacific Corp.........      829,400
    39,200  Mead Corp......................    1,220,100
     4,900  Potlatch Corp..................      214,681
    57,364* Stone Container Corp...........    1,018,211
    35,450  Union Camp Corp................    1,938,672
    26,850  Westvaco Corp..................      765,225
    79,500  Weyerhaeuser Co................    4,039,594
    35,000  Willamette Industries, Inc.....    1,200,938
                                            ------------
                                              41,081,987
                                            ------------


   NUMBER                                     MARKET
  OF SHARES                                   VALUE
 -----------                                -----------
            PHOTOGRAPHY - 0.29%
   130,750  Eastman Kodak Co............... $ 9,332,282
    18,100  Polaroid Corp..................     734,181
                                            -----------
                                             10,066,463
                                            -----------
            POLLUTION CONTROL - 0.30%
    83,300  Browning-Ferris Industries,
               Inc.........................   2,962,356
    97,400* Laidlaw Inc....................   1,205,325
   198,000  Waste Management, Inc..........   6,435,000
                                            -----------
                                             10,602,681
                                            -----------
            PUBLISHING - NEWS - 0.53%
    35,600  Dow Jones & Co., Inc...........   1,713,250
   112,000  Gannett Co., Inc...............   7,385,000
    42,400  Knight-Ridder, Inc.............   2,419,450
    27,500  New York Times Co.  Class  A...   1,938,750
    40,632  Times Mirror Co................   2,600,448
    36,300  Tribune Co.....................   2,427,563
                                            -----------
                                             18,484,461
                                            -----------
            PUBLISHING/PRINTING - 0.31%
    50,800  Deluxe Corp....................   1,704,975
    64,500  Dun & Bradstreet Corp..........   2,176,875
    19,217  Harcourt General, Inc..........   1,047,327
    30,100  McGraw-Hill, Inc...............   2,353,443
    21,600  Moore Corp. Ltd................     313,200
    71,800  R R Donnelley and Son..........   3,231,000
                                            -----------
                                             10,826,820
                                            -----------
            RAILROAD - 0.60%
    68,517  Burlington Northern Santa Fe...   6,817,441
    76,600  CSX Corp.......................   3,648,075
   170,400  Norfolk Southern Corp..........   5,335,650
   103,600  Union Pacific Corp.............   5,011,650
                                            -----------
                                             20,812,816
                                            -----------
            RESTAURANTS - 0.65%
    55,800  Darden Restaurants, Inc........     861,413
   285,000  McDonald's Corp................  18,703,124
    77,920* Tricon Global Restaurants, Inc.   2,420,390
    30,000  Wendy's International, Inc.....     740,625
                                            -----------
                                             22,725,552
                                            -----------
            SAVINGS & LOAN - 0.38%
    25,100  Golden West Financial Corp.....   2,710,800
    31,700  H.F. Ahmanson & Co.............   2,417,125
   113,925  Washington Mutual, Inc.........   8,045,953
                                            -----------
                                             13,173,878
                                            -----------

   NUMBER                                     MARKET
  OF SHARES                                   VALUE
 -----------                                -----------

            SECURITIES RELATED - 1.22%
    97,650  Charles Schwab Corp............ $ 3,222,450
    95,500  Franklin Resources, Inc........   4,667,562
    45,600  Lehman Brothers Hldings, Inc...   3,234,750
   134,900  Merrill Lynch & Co., Inc.......  12,073,550
   249,201  Morgan St Dean Witter Discover.  19,453,254
                                            -----------
                                             42,651,566
                                            -----------

            SEMICONDUCTOR EQUIPMENT - 0.19%
   158,000* Applied Materials, Inc.........   5,056,000
    42,600* KLA-Tencor Corp................   1,443,075
                                            -----------
                                              6,499,075
                                            -----------
            SEMICONDUCTORS - 2.21%
    57,700* Advanced Micro Devices, Inc....   1,125,150
   653,300  Intel Corp.....................  46,670,118
    55,500* LSI Logic Corp.................   1,182,844
    93,300* Micron Technology, Inc.........   2,198,381
   231,600  Motorola, Inc..................  12,260,325
    51,000* National Semiconductor Corp....     828,750
    95,400  Rockwell International Corp....   5,247,000
   146,900  Texas Instruments Inc..........   7,546,988
                                            -----------
                                             77,059,556
                                            -----------

            TELECOMMUNICATIONS - 2.70%
   211,200* Airtouch Communications, Inc...  10,058,400
    56,300  ALLTEL Corp....................   2,220,331
    32,335* Andrew Corp....................     710,361
    57,000* DSC Communications Corp........     974,347
    54,300  Frontier Corp..................   1,652,756
    43,800  Harris Corp....................   2,110,613
   515,980  Lucent Technologies, Inc.......  36,602,330
    89,900* Nextel Communications, Inc.
             Class A.......................   2,118,269
   203,200  Northern Telecom Ltd...........  13,004,800
    29,500  Scientific-Atlanta, Inc........     650,844
    80,100* Tellabs, Inc...................   5,504,376
   402,600* WorldCom, Inc..................  18,318,300
                                            -----------
                                             93,925,727
                                            -----------

            TEXTILE - PRODUCTS - 0.09%
    26,100  Russell Corp...................     711,225
    48,800  V F Corp.......................   2,595,550
                                            -----------
                                              3,306,775
                                            -----------

================================================================================
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                   9
================================================================================

   NUMBER                                      MARKET
  OF SHARES                                    VALUE
 -----------                                -----------
            TOBACCO - 1.13%
   981,900  Philip Morris Cos Inc.......... $36,698,512
    94,300  UST Inc........................   2,510,738
                                            -----------
                                             39,209,250
                                            -----------

            UTILITIES - COMMUNICATION - 5.50%
   654,926  AT & T Corp....................  39,868,620
   451,400  Ameritech Corp.................  19,156,288
   327,505  Bell Atlantic Corp.............  30,007,646
   384,700  BellSouth Corp.................  24,813,149
   403,300  GTE Corp.......................  23,517,431
   285,000  MCI Communications Corp........  15,238,608
   733,358  SBC Communications, Inc........  28,509,291
   145,500  Sprint Corp....................  10,439,625
                                            -----------
                                            191,550,658
                                            -----------

            UTILITIES - ELECTRIC - 2.39%
    38,300  Ameren Corp....................   1,498,488
    67,000  American Electric Power, Inc...   3,040,125
    35,200  Baltimore Gas and Electric Co..   1,071,400
    60,100  Carolina Power & Light Co......   2,464,100
   105,700  Central & South West Corp......   2,794,444
    42,964  Cinergy Corp...................   1,388,274
   114,200  Consolidated Edison, Inc.......   4,889,187
    57,650  Dominion Resources, Inc........   2,287,984
    42,300  DTE Energy Co..................   1,673,494
   154,451  Duke Energy Corp...............   8,900,238
   170,200  Edison International...........   5,020,900
   126,300  Entergy Corp...................   3,323,269
    74,200  FirstEnergy Corp...............   2,202,813
    87,100  FPL Group, Inc.................   5,351,206
    32,600  GPU Inc........................   1,255,100
   168,979  Houston Industries, Inc........   4,837,023
    37,500* Niagara Mohawk Power Corp......     464,063
    26,000  Northern States Power Co.......   1,478,750
   161,800  P G & E Corp...................   5,096,700
    44,500  P P & L Resources Inc..........     984,563
    85,800  PacifiCorp.....................   1,978,763
   109,300  Peco Energy Co.................   3,087,725
   121,150  Public Serv Enterprise Group...   4,005,522
   262,200  Southern Co....................   6,964,687
   109,420  Texas Utilities Co.............   4,322,090
    83,800  Unicom Corp....................   2,880,625
                                            -----------
                                             83,261,533
                                            -----------


   NUMBER                                      MARKET
  OF SHARES                                    VALUE
 -----------                                -----------

            UTILITIES - GAS, DISTRIBUTION - 0.03%
    23,700  NICOR Inc...................... $    915,413
                                           -------------

            UTILITIES - GAS, PIPELINE - 0.56%
    25,200  Columbia Energy Group..........    2,126,250
    44,100  Consolidated Natural Gas Co....    2,494,406
   142,000  Enron Corp.....................    7,117,750
    18,300  ONEOK Inc......................      714,844
    16,400  Pacific Enterprises............      624,225
     2,200  Peoples Energy Corp............       81,125
   196,500  Williams Companies, Inc........    6,373,969
                                           -------------
                                              19,532,569
                                           -------------

            TOTAL COMMON STOCKS
            (Cost $1,669,898,794)........  3,456,579,262
                                           -------------

     PAR
    VALUE
 -----------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 0.52%

            FINANCE COMPANIES - 0.14%

$5,060,000  Ford Motor Credit Co.
             5.45% due 6/1/98..............   5,060,000
                                            -----------

            SECURITIES RELATED - 0.38%
            Merrill Lynch & Co.:
 7,248,000   5.60% due 6/3/98..............   7,245,745
 6,000,000   5.58% due 6/2/98..............   5,999,070
                                            -----------
                                             13,244,815
                                            -----------

            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $18,304,815).............  18,304,815
                                            -----------

            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.04%

            U.S. TREASURY BILLS - 0.04%
            United States Treasury Bills:
 1,100,000   4.94% due 6/4/98..............   1,099,547
   100,000   4.91% due 6/4/98..............      99,959
   100,000   4.85% due 6/4/98..............      99,960
                                            -----------
                                              1,299,466
                                            -----------

                                             MARKET
                                              VALUE
                                           -----------
            TOTAL UNITED STATES GOVERNMENT
            SHORT TERM
            (Cost $1,299,466)............ $    1,299,466
                                          --------------

             TOTAL INVESTMENTS
            (Cost $1,689,503,075) -
               99.81%....................  3,476,183,543
            Other assets and liabilities,
            net - 0.19%..................      6,471,280
                                          --------------
            NET ASSETS (equivalent
             to $33.38 per share on
             104,333,547 shares
             outstanding) - 100%......... $3,482,654,823
                                          --------------
          * Non-income producing

                                            UNREALIZED
  CONTRACTS                                DEPRECIATION
-------------                             -------------
            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 5/31/98)
    71(2)    S&P 500 Index Futures
             (June/$1,090.80)...........  $    (390,837)
                                          -------------

             (1)U.S.Treasury Bills with a market value of
                approximately $1,300,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.

             (2)Per 250


--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  104,333,547 shares outstanding........ $    1,043,335
Additional paid in capital..............  1,679,728,220
Undistributed net realized gain on
     securities.........................     15,215,726
Undistributed net investment income.....        377,911
                                         --------------
Unrealized appreciation (depreciation) of:
  Investments........... $1,786,680,468
  Futures ..............       (390,837)  1,786,289,631
                          -------------  --------------

NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING........................... $3,482,654,823
                                         ==============

================================================================================
                    STOCK INDEX FUND - FINANCIAL STATEMENTS
10
================================================================================

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998


INVESTMENT INCOME:
Dividends ...............................................................................  $ 47,362,348
Interest ................................................................................     1,373,987
                                                                                           ------------
  Total investment income ...............................................................    48,736,335
                                                                                           ------------
EXPENSES:
Advisory fees ...........................................................................     7,946,046
Custodian and accounting services .......................................................       669,324
Reports to shareholders .................................................................       249,861
Audit fees and tax services .............................................................        83,909
Directors' fees and expenses ............................................................        58,141
Miscellaneous ...........................................................................       161,192
                                                                                           ------------
  Total expenses ........................................................................     9,168,473
                                                                                           ------------
NET INVESTMENT INCOME ...................................................................    39,567,862
                                                                                           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on:
  Investments ........................................................    $ 10,730,926
  Futures contracts ..................................................       6,012,002       16,742,928
                                                                          ------------
Net unrealized appreciation (depreciation) during the year:
  Investments ........................................................     714,529,418
  Futures contracts ..................................................        (714,337)     713,815,081
                                                                          ------------     ------------
  Net realized and unrealized gain on securities during the year ........................   730,558,009
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................................  $770,125,871
                                                                                           ============



STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:



                                                                          1998                1997
                                                                     ---------------     ---------------

OPERATIONS:
Net investment income ...........................................    $    39,567,862     $    35,492,537
Net realized gain on securities .................................         16,742,928          14,778,898
Net unrealized appreciation of securities during the year .......        713,815,081         489,128,221
                                                                     ---------------     ---------------
  Increase in net assets resulting from operations ..............        770,125,871         539,399,656
                                                                     ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...........................................        (39,570,522)        (35,484,625)
Net realized gain on securities .................................        (14,847,655)        (14,806,928)
                                                                     ---------------     ---------------
  Decrease in net assets resulting from distributions
  to shareholders ...............................................        (54,418,177)        (50,291,553)
                                                                     ---------------     ---------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ................................        367,059,600         241,746,270
Proceeds from capital stock issued for distributions
  reinvested ....................................................         54,418,177          50,291,553
                                                                     ---------------     ---------------
                                                                         421,477,777         292,037,823
Cost of capital stock repurchased ...............................        (98,730,173)        (97,732,690)
                                                                     ---------------     ---------------
  Increase in net assets resulting from capital stock
  transactions ..................................................        322,747,604         194,305,133
                                                                     ---------------     ---------------
TOTAL INCREASE IN NET ASSETS ....................................      1,038,455,298         683,413,236
NET ASSETS:
Beginning of year ...............................................      2,444,199,525       1,760,786,289
                                                                     ---------------     ---------------
End of year (including undistributed net investment income
  of $377,911 and $380,571) .....................................    $ 3,482,654,823     $ 2,444,199,525
                                                                     ===============     ===============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ....................................         12,118,343          10,718,393
Shares issued for distributions reinvested ......................          1,806,919           2,200,590
Shares of capital stock repurchased .............................         (3,279,150)         (4,348,853)
                                                                     ---------------     ---------------
  Increase in shares outstanding ................................         10,646,112           8,570,130
Shares outstanding:
  Beginning of year .............................................         93,687,435          85,117,305
                                                                     ---------------     ---------------
  End of year ...................................................        104,333,547          93,687,435
                                                                     ===============     ===============

================================================================================
                   MIDCAP INDEX FUND - STATEMENT OF NET ASSETS
May 31, 1998                                                                  11
================================================================================



  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------
            COMMON STOCKS - 99.36%

            AEROSPACE/DEFENSE - 0.93%
    29,180  Gencorp Inc.................... $   869,929
    49,400* SCI Systems, Inc...............   1,685,775
     7,500* Sequa Corp. Class A............     518,438
    51,874  Sunstrand Corp.................   3,216,188
    29,420  Teleflex Inc...................   1,189,671
                                            -----------
                                              7,480,001
                                            -----------

            AIRLINES - 0.22%
    13,021* Alaska Air Group, Inc..........     603,035
    28,974  ASA Holdings, Inc..............   1,139,040
                                            -----------
                                              1,742,075
                                            -----------

            APPAREL & PRODUCTS - 0.89%
    77,306  Cintas Corp....................   3,531,918
    43,671  Claire's Stores, Inc...........     821,561
    27,324* Land's End, Inc................     882,907
    47,000  Warnaco Group Inc. Class A.....   1,938,750
                                            -----------
                                              7,175,136
                                            -----------

            APPLIANCES/FURNISHINGS - 0.99%
    39,859  Heilig-Meyers Co...............     478,308
    79,656  Herman Miller, Inc.............   2,205,476
    37,801  Lancaster Colony Corp..........   1,516,765
    75,176  Leggett & Platt, Inc...........   3,777,594
                                            -----------
                                              7,978,143
                                            -----------

            AUTO - CARS - 0.75%
   130,340  Harley-Davidson, Inc...........   4,659,655
    57,000  Meritor Automotive, Inc........   1,371,563
                                            -----------
                                              6,031,218
                                            -----------

            AUTO - ORIGINAL EQUIPMENT - 1.34%
    19,725  Arvin Industries, Inc..........     731,058
    22,900  Carlisle Cos Inc...............   1,107,788
    46,942  Danaher Corp...................   3,394,493
    38,836  Donaldson Co., Inc.............     847,110
    34,670  Federal-Mogul Corp.............   2,052,031
    50,245  Mark IV Industries, Inc........   1,105,390
    24,928  Modine Manufacturing Co........     847,552
    23,200  Superior Industries
              International, Inc...........     675,700
                                            -----------
                                             10,761,122
                                            -----------





  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------

            AUTO - REPLACEMENT PARTS - 0.16%
    31,642  Kaydon Corp.................... $ 1,247,881
                                            -----------

            BANKS - OTHER - 1.48%
   109,204  First Tennessee National Corp..   3,467,227
   116,100  Firstar Corp...................   4,259,418
    70,900  Union Planters Corp............   4,147,650
                                            -----------
                                             11,874,295
                                            -----------

            BANKS - REGIONAL - 5.81%
    40,000  Associated Banc-Corp...........   1,980,000
    38,455  City National Corp.............   1,413,221
    88,972  Crestar Financial Corp.........   5,110,328
   139,211  First Security Corp............   3,167,050
    39,862  First Virginia Banks, Inc......   2,082,790
   106,400  Hibernia Corp. Class A.........   2,234,400
    79,448  Marshall & Ilsley Corp.........   4,290,192
    57,534  Mercantile Bankshares Corp.....   2,049,649
   106,650  North Fork Bancorporation Inc..   2,566,266
    76,400  Old Kent Financial Corp........   3,046,450
    64,468  Pacific Century Finl Corp......   1,615,729
   112,718  Regions Financial Corp.........   4,635,528
   132,030  SouthTrust Corp................   5,355,466
    73,000  TCF Financial Corp.............   2,377,063
    28,678  Wilmington Trust Corp..........   1,738,604
    59,700  Zions Bancorporation...........   3,044,700
                                            -----------
                                             46,707,436
                                            -----------

            BEVERAGE - SOFT DRINKS - 1.47%
   314,009  Coca Cola Enterprises, Inc.....  11,794,963
                                            -----------

            BROADCASTING - 0.66%
    50,228  A.H. Belo Corp.................   2,586,741
    26,192* Chris-Craft Industries, Inc....   1,376,717
    22,416  TCA Cable TV, Inc..............   1,365,975
                                            -----------
                                              5,329,433
                                            -----------

            BUILDING MATERIALS - 1.39%
    18,366  CalMat Co......................     461,446
    34,000  Fastenal Co....................   1,683,000
    49,050  Hon Industries Inc.............   1,569,600
    38,500  Martin Marietta Materials......   1,771,000
    79,456  RPM, Inc.......................   1,350,751
    17,900  Southdown, Inc.................   1,174,687
    28,200  Vulcan Materials Co............   3,200,700
                                            -----------
                                             11,211,184
                                            -----------



  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------

            CHEMICAL - MAJOR - 0.63%
    44,425  Albemarle Corp................. $ 1,080,083
    18,700  Borg-Warner Automotive, Inc....   1,065,900
   106,100  Solutia Inc....................   2,911,119
                                            -----------
                                              5,057,102
                                            -----------

            CHEMICAL - MISCELLANEOUS - 2.28%
    29,173  A. Schulman, Inc...............     579,813
    53,200* Airgas, Inc....................     807,975
    27,080  Betz Laboratories, Inc.........   1,333,690
    64,937  Crompton & Knowles Corp........   1,749,240
    36,000* Cytec Industries, Inc..........   1,764,000
    19,368  Dexter Corp....................     798,930
    49,000  Ethyl Corp.....................     346,063
    31,570  Ferro Corp.....................     903,691
    26,833  Georgia Gulf Corp..............     672,502
    11,264  H.B. Fuller Co.................     705,408
    37,193  Lawter International, Inc......     357,983
    52,619  Lubrizol Corp..................   1,828,510
    64,278  Lyondell Petrochemical Co......   2,004,670
    42,336  M.A. Hanna Co..................     849,366
    18,100  Minerals Technologies Inc......     958,169
     5,955  NCH Corp.......................     379,259
    40,242  Olin Corp......................   1,740,467
    28,425  Rollins, Inc...................     586,266
                                            -----------
                                             18,366,002
                                            -----------

            CONGLOMERATES - 1.36%
    39,698  Alexander & Baldwin, Inc.......   1,141,318
    80,900  Dial Corp......................   2,007,331
    37,000* Litton Industries, Inc.........   2,143,687
     6,200  MAXXAM, Inc....................     365,413
    40,200  Ogden Corp.....................   1,148,213
    78,400  Viad Corp......................   2,116,800
    91,500  Whitman Corp...................   1,984,406
                                            -----------
                                             10,907,168
                                            -----------

            CONSUMER FINANCE - 0.71%
    56,900  Capital One Financial Corp.....   5,679,331
                                            -----------

            CONTAINERS - PAPER - 0.46%
    18,914  Chesapeake Corp................     671,447
    86,280  Sonoco Products Co.............   3,014,394
                                            -----------
                                              3,685,841
                                            -----------


================================================================================
              MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
12                                                                  May 31, 1998
================================================================================


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------

            DRUGS - 4.03%
    44,180  Bergen Brunswig Corp. Cl A..... $ 1,833,470
    63,552* Biogen, Inc....................   2,796,288
    37,246  Carter-Wallace Inc.............     663,444
    59,488* Centocor, Inc..................   2,320,032
   139,180  Chiron Corp....................   2,513,939
    55,625* Covance Inc....................   1,178,555
    66,482* Forest Laboratories, Inc.......   2,193,906
    61,442* Genzyme Corp...................   1,681,975
    56,700  ICN Pharmaceuticals, Inc.......   2,448,731
   109,736* IVAX Corp......................   1,008,200
    73,700  McKesson Corp..................   5,757,812
   105,534  Mylan Laboratories Inc.........   3,166,020
    19,100  R.P. Scherer Corp..............   1,576,944
    75,500* Watson Pharmaceuticals, Inc....   3,303,125
                                            -----------
                                             32,442,441
                                            -----------

            ELECTRICAL EQUIPMENT - 1.59%
    82,086* American Power Conversion......   2,462,580
    29,031  AMETEK, Inc....................     838,270
    53,970  Hubbell Inc. Class B...........   2,539,963
   125,957  Molex Inc......................   3,511,051
    68,846* Teradyne, Inc..................   2,117,015
    41,800* UCAR International, Inc........   1,337,600
                                            -----------
                                             12,806,479
                                            -----------

            ELECTRONIC INSTRUMENTS - 1.24%
    80,552* Arrow Electronics, Inc.........   2,028,904
    39,450* Imation Corp...................     717,497
    72,000* Integrated Device Technology...     675,000
    25,521* MagnaTek, Inc..................     432,262
    33,800  Pittston Brink's Group.........   1,307,638
    59,579* Sensormatic Electronics Corp...     763,356
    47,413  Symbol Technologies, Inc.......   1,668,345
    24,316  Varian Associates, Inc.........   1,168,688
    54,313* Vishay Intertechnology,  Inc...   1,211,867
                                            -----------
                                              9,973,557
                                            -----------

            ENTERTAINMENT - 0.14%
    34,800* GTECH Holdings Corp............   1,128,825
                                            -----------

            FERTLIIZERS - 0.36%
    88,946* IMC Global, Inc................   2,890,745
                                            -----------

            FINANCE COMPANIES - 0.41%
    59,800  Finova Group, Inc..............   3,307,688
                                            -----------



  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------

            FOODS - 2.99%
    32,282  Dean Foods Co.................. $ 1,589,889
    48,109  Dole Food Co., Inc.............   2,222,034
    27,036  Dreyer's Grand Ice Cream, Inc..     684,349
    80,204  Flowers Industries, Inc........   1,654,208
    63,000  Hormel Foods Corp..............   2,118,375
    74,000  IBP, Inc.......................   1,433,750
    14,612  International Multifoods Corp..     434,707
    59,600  Interstate Bakeries Corp.......   1,922,100
    22,871  J.M. Smucker Co. Class A.......     544,616
    24,771  Lance, Inc.....................     520,191
    67,178  McCormick & Co., Inc...........   2,250,463
    34,621  Trinity Industries, Inc........   1,653,153
   182,386  Tyson Foods, Inc. Class A......   3,852,903
    39,200* U. S. Foodservice..............   1,298,500
    44,258  Universal Foods Corp...........   1,053,894
    37,200* Vlasic Foods Int'l Inc.........     806,775
                                            -----------
                                             24,039,907
                                            -----------

            FOOTWEAR - 0.36%
    28,800* Nine West Group, Inc...........     811,800
    30,100* Payless ShoeSource, Inc........   2,108,881
                                            -----------
                                              2,920,681
                                            -----------

            FREIGHT - 0.37%
    37,246  Airborne Freight Corp..........   1,387,413
    34,700  J.B. Hunt Transport Services,
              Inc..........................   1,038,831
    30,271  Overseas Shipholding Group.....     586,501
              Inc.                          -----------
                                              3,012,745
                                            -----------

            FUNERAL SERVICES - 0.29%
    86,200  Stewart Enterprises Inc........   2,327,400
                                            -----------

            HEALTHCARE - 3.34%
    45,000  Allegiance Corp................   2,250,000
    49,000* Apria Healthcare Group, Inc....     373,625
       426* Coram Healthcare Corp..........         879
    26,286* First Health Group Corp........   1,493,373
   104,949* Foundation Health Systems
              Class A......................   3,194,385
   131,600  Health Management Assoc........   3,923,325
    49,391* NovaCare, Inc..................     543,301
    63,000  Omnicare, Inc..................   2,208,938
    65,500* Oxford Health Plans, Inc.......   1,129,875
    34,574* PacifiCare Health System, Inc.
             Class B.......................   2,856,678
    59,700* Quintiles Transnational Corp...   2,902,912



  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------

            HEALTHCARE - Continued
    66,800* Quorum Health Group Inc........ $ 2,008,175
    78,000* Sybron International Corp......   1,867,125
    67,900* Total Renal Care Holdings......   2,083,681
                                            -----------
                                             26,836,272
                                            -----------

            HEAVY DUTY TRUCKS/PARTS - 0.20%
    17,000  Bandag, Inc....................     786,250
    37,404  Federal Signal Corp............     836,915
                                            -----------
                                              1,623,165
                                            -----------

            HOME BUILDERS - 0.22%
    95,125  Clayton Homes, Inc.............   1,789,539
                                            -----------

            HOSPITAL MANAGEMENT - 0.51%
    87,000* Beverly Enterprises, Inc.......   1,245,188
    43,400* Concentra Managed Care, Inc....   1,014,475
    36,900  Health Care & Retirement Corp..   1,427,568
    60,400* Medaphis Corp..................     453,000
                                            -----------
                                              4,140,231
                                            -----------

            HOSPITAL SUPPLIES - 1.38%
    11,410  ATL Ultrasound, Inc............     517,017
    26,335* Acuson Corp....................     503,658
    22,733  Beckman Coulter Inc............   1,267,366
    43,400  DENTSPLY International Inc.....   1,464,751
    55,200  Hillenbrand Industries, Inc....   3,408,601
    62,700* PSS World Medical, Inc.........     783,750
    77,082  Stryker Corp...................   3,141,093
                                            -----------
                                             11,086,236
                                            -----------

            HOUSEHOLD PRODUCTS - 0.89%
    59,700* Bed Bath & Beyond, Inc.........   2,996,194
    16,014  Church & Dwight Co., Inc.......     485,424
    22,300* Culligan Water Technologies....   1,244,619
    32,446  First Brands Corp..............     807,094
    50,200  Premark International Inc......   1,609,538
                                            -----------
                                              7,142,869
                                            -----------

            HUMAN RESOURCES - 1.08%
    30,603  Kelly Services Inc. Class A....   1,124,660
    65,800  Manpower Inc...................   2,825,288
    63,950  Olsten Corp....................     795,378
    77,700* Robert Half International, Inc.   3,933,562
                                            -----------
                                              8,678,888
                                            -----------


================================================================================
              MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                  13
================================================================================


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------

            INFORMATION PROCESSING - 10.42%
    46,373* A.C. Nielson................... $ 1,197,003
   173,300* America Online, Inc............  14,438,056
   171,808* BMC Software, Inc..............   7,913,906
    59,458  Comdisco, Inc..................   2,162,785
   146,000* Compuware Corp.................   6,706,875
    35,000  Comverse Technology, Inc.......   1,748,908
    58,051  Diebold, Inc...................   1,697,992
    48,900* Electronic Arts................   2,127,150
    45,864* Fiserv, Inc....................   2,704,545
    22,768* Information Resources, Inc.....     398,440
   125,700* Informix Corp..................     856,331
    54,800* Keane, Inc.....................   2,459,150
    56,800* Lexmark Intl Group, Inc........   3,152,400
    52,107* Mentor Graphics Corp...........     576,434
    86,373* NCR Corp.......................   2,931,284
    60,300* Networks Associates, Inc.......   3,693,375
    16,971  OEA, Inc.......................     290,628
   140,286  Paychex, Inc...................   5,050,279
    14,618* Policy Management Systems
             Corp..........................   1,205,985
   112,492* Quantum Corp...................   2,460,763
    73,208  Reynolds and Reynolds Co.
              Class A......................   1,532,793
    35,225* Sequent Computer Systems, Inc..     583,414
    92,000* Solectron Corp.................   3,806,500
    74,152* Sterling Commerce Inc..........   2,942,908
    58,500* Sterling Software, Inc.........   1,590,469
    45,990* Storage Technology Corp........   3,857,411
    18,525* Stratus Computer, Inc..........     668,058
    32,595* Structural Dynamic Research
              Corp.........................     825,061
    88,100* SunGard Data Systems, Inc......   3,006,413
    50,612* Symantec Corp..................   1,208,362
                                            -----------
                                             83,793,678
                                            -----------

            INSURANCE - CASUALTY - 0.52%
    47,333  American Financial Group, Inc..   2,138,860
    27,027  Transatlantic Holdings, Inc....   2,021,958
                                            -----------
                                              4,160,818
                                            -----------

            INSURANCE - MISCELLANEOUS - 0.82%
    61,500  AMBAC Financial Group Inc......   3,363,281
    24,699  HSB Group Inc..................   1,086,756
    29,000  PMI Group Inc..................   2,180,438
                                            -----------
                                              6,630,475
                                            -----------



  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------

            INSURANCE - MULTILINE - 1.75%
   110,025  AFLAC Inc...................... $ 7,034,723
   107,100  Old Republic International
              Corp.........................   3,052,350
   108,172  Provident Companies Inc........   3,988,843
                                            -----------
                                             14,075,916
                                            -----------
            LEISURE TIME - 0.63%
    66,400  Callaway Golf Co...............   1,369,500
    78,425* Circus Circus Enterprises......   1,392,044
    92,802  International Game Technology..   2,291,049
                                            -----------
                                              5,052,593
                                            -----------
            LODGING - 0.40%
    74,257* Promus Hotel Corp..............   3,211,615
                                            -----------
            MACHINERY - AGRICULTURE - 0.16%
    50,200  AGCO Corp......................   1,261,275
                                            -----------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.14%
    15,171  Granite Construction, Inc......     428,581
    21,268* Jacobs Engineering Group, Inc..     683,235
                                            -----------
                                              1,111,816
                                            -----------
            MACHINERY - INDUSTRIAL/
            SPECIALTY - 1.05%
    24,573  Albany International Corp.
              Class A......................     712,617
    29,722  Cordant Technologies Inc.......   1,482,385
    28,718  Flowserve Corp.................     832,822
    27,800  Newport News Shipbuilding......     778,400
    14,414  Nordson Corp...................     655,837
    26,633  Stewart & Stevenson Services,
              Inc..........................     552,635
    17,600  Tecumseh Products Co. Class A..     877,800
    53,292  Tidewater, Inc.................   2,025,096
    21,724  Watts Industries, Inc. Class A.     506,441
                                            -----------
                                              8,424,033
                                            -----------
            MERCHANDISE - DRUG - 0.09%
    62,900* Perrigo Co.....................     691,900
                                            -----------
            MERCHANDISE - SPECIALTY - 4.79%
    28,386* BJ's Wholesale Club Inc........   1,121,247
    53,500* Barnes & Noble, Inc............   1,812,313
    72,400* Best Buy Co., Inc..............   2,362,050
    75,400* CompUSA, Inc...................   1,187,550
   120,190  Dollar General Corp............   4,582,243
    15,764  Enesco Group Inc...............     481,787
    37,100  Fingerhut Companies, Inc.......   1,087,494
    70,800* General Nutrition Cos., Inc....   2,234,625




  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------
            MERCHANDISE - SPECIALTY - Continued
   125,800* Kohl's Corp.................... $ 5,983,363
    28,500* Micro Warehouse, Inc...........     498,750
   130,437* Office Depot, Inc..............   3,847,892
   110,300* OfficeMax, Inc.................   1,813,056
    45,311  Sotheby's Holdings, Inc.
              Class A......................   1,042,153
   206,225* Staples, Inc...................   5,181,403
    29,436  Tiffany & Co...................   1,409,249
   114,200* US Office Products, Co.........   1,934,263
    68,900  Viking Office Products, Inc....   1,970,113
                                            -----------
                                             38,549,551
                                            -----------

            MERCHANDISING - DEPARTMENT - 0.52%
    75,400* Proffit's Inc..................   2,959,450
    52,500* Saks Holding, Inc..............   1,237,031
                                            -----------
                                              4,196,481
                                            -----------

            MERCHANDISING - FOOD - 0.27%
    34,700  Hannaford Bros. Co.............   1,533,306
    36,200  Ruddick Corp...................     647,075
                                            -----------
                                              2,180,381
                                            -----------

            MERCHANDISING - MASS - 0.93%
   141,720  Family Dollar Stores, Inc......   2,347,238
   119,900* Fred Meyer, Inc................   5,155,700
                                            -----------
                                              7,502,938
                                            -----------

            METALS - ALUMINUM - 0.26%
    44,167* Alumax Inc.....................   2,067,568
                                            -----------

            METALS - MISCELLANEOUS - 0.31%
    13,600  Brush Wellman Inc..............     331,500
    21,306  Kennametal, Inc................   1,025,351
    19,350  Precision Castparts Corp.......   1,115,044
                                            -----------
                                              2,471,895
                                            -----------
            METALS - STEEL - 0.55%
    47,800  AK Steel Holding Corp..........     890,275
    15,710  Carpenter Technology Corp......     832,630
     9,157  Cleveland-Cliffs Inc...........     484,749
    39,742  Harsco Corp....................   1,733,745
    21,123  Oregon Steel Mills, Inc........     510,913
                                            -----------
                                              4,452,312
                                            -----------

            MISCELLANEOUS - 0.18%
    65,400* Corrections Corp. of America...   1,487,850
                                            -----------


================================================================================
              MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
14                                                                  May 31, 1998
================================================================================


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------

            MULTIMEDIA - 1.08%
   176,956* Cadence Design Systems, Inc.... $ 6,237,699
    57,300* Synopsys Inc...................   2,460,319
                                            -----------
                                              8,698,018
                                            -----------
            NATURAL GAS - DIVERSIFIED - 0.79%
   104,400  El Paso Natural Gas Co.........   4,032,450
    33,343  Questar Corp...................   1,352,475
    59,632* Seagull Energy Corp............     987,655
                                            -----------
                                              6,372,580
                                            -----------
            OIL - INTEGRATED DOMESTIC - 0.08%
    37,114  Quaker State Corp..............     628,618
                                            -----------
            OIL - INTEGRATED
            INTERNATIONAL - 0.23%
    36,446  Murphy Oil Corp................   1,833,689
                                            -----------
            OIL - SERVICE - PRODUCTS - 1.37%
    61,842* BJ Services Co.................   2,021,460
    79,168* Evi Weatherford Inc,...........   4,002,928
   105,700  Noble Drilling Corp............   3,118,150
    61,125* Parker Drilling Co.............     515,742
    51,372* Varco International, Inc.......   1,338,883
                                            -----------
                                             10,997,163
                                            -----------
            OIL - SERVICES - 2.45%
    32,900  Camco International, Inc.......   2,294,775
   115,700  ENSCO International, Inc.......   2,928,656
   137,915* Global Marine Inc..............   3,077,229
    87,439* Nabors Industries, Inc.........   2,060,281
    33,446* Smith International, Inc.......   1,640,944
    85,300  Transocean Offshore, Inc.......   4,206,357
    46,046  Witco Corp.....................   1,746,870
    34,300  York International Corp........   1,715,000
                                            -----------
                                             19,670,112
                                            -----------
            OIL/GAS PRODUCERS - 1.50%
    55,380  Cabot Corp.....................   1,844,846
    49,935* Noble Affiliates, Inc..........   1,950,586
    86,670* Ocean Energy, Inc..............   1,738,817
    89,300  Pioneer Natural Resources Corp.   2,098,550
    85,366* Ranger Oil Ltd.................     549,544
    74,380  Ultramar Diamond Shamrock Corp.   2,375,511
    46,991  Valero Energy Corp.............   1,533,081
                                            -----------
                                             12,090,935
                                            -----------



  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------

            PAPER/FOREST PRODUCTS - 1.48%
    36,339  Bowater Inc.................... $ 1,839,662
    72,070  Consolidated Papers, Inc.......   2,085,526
    79,200  Georgia-Pacific Corp. Timber
              Group........................   1,866,150
    40,939  Longview Fibre Co..............     675,494
    33,300  P. H. Glatfelter Co............     543,206
    30,676  Pentair Inc....................   1,345,910
    23,100  Rayonier Inc...................   1,084,256
    23,570  Standard Register Co...........     849,993
    57,016  Unisource Worldwide, Inc.......     730,518
    40,061  Wausau-Mosinee Paper Corp......     856,304
                                            -----------
                                             11,877,019
                                            -----------

            POLLUTION CONTROL - 1.39%
    33,033  Calgon Carbon Corp.............     353,040
    81,400* United States Filter Corp......   2,477,613
   176,500* USA Waste Services, Inc........   8,328,594
                                            -----------
                                             11,159,247
                                            -----------

            PUBLISHING - NEWS - 0.83%
    34,700  Lee Enterprises, Inc...........   1,054,012
    22,168  Media General, Inc. Class A....   1,019,728
     8,561  Washington Post Co. Class B....   4,625,080
                                            -----------
                                              6,698,820
                                            -----------
            PUBLISHING/PRINTING - 0.40%
    23,886  Banta Corp.....................     756,888
    29,232  Houghton Mifflin Co............   1,015,812
    12,900* Scholastic Corp................     516,000
    34,928  Wallace Computer Svcs, Inc.....     934,324
                                            -----------
                                              3,223,024
                                            -----------
            RAILROAD - 0.86%
    20,612  GATX Corp......................   1,692,760
    13,359  Illinois Central Corp..........     495,953
    88,796  Kansas City Southern Ind.......   3,762,730
    41,500* Wisconsin Central Transport....     972,656
                                            -----------
                                              6,924,099
                                            -----------
            RESTAURANTS - 1.31%
    36,633  Bob Evans Farms, Inc...........     780,741
    61,155* Brinker International, Inc.....   1,330,121
    37,432* Buffets, Inc...................     610,610
    48,966  Cracker Barrel, Inc............   1,579,153
    33,100* Lone Star Steakhouse & Saloon..     558,563
    43,500* Outback Steakhouse Inc.........   1,604,062




  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------

            RESTAURANTS - Continued
    16,888* Sbarro, Inc.................... $   493,974
    75,000* Starbucks Corp.................   3,600,000
                                            -----------
                                             10,557,224
                                            -----------

            SAVINGS & LOAN - 0.83%
   109,700  Charter One Financial, Inc.....   3,757,225
    99,000  Dime Bancorp, Inc..............   2,889,563
                                            -----------
                                              6,646,788
                                            -----------

            SECURITIES RELATED - 1.82%
    96,014  A.G. Edwards, Inc..............   3,882,567
   111,184  Bear Stearns Co. Inc...........   6,031,730
   109,200  Paine Webber Group Inc.........   4,688,775
                                            -----------
                                             14,603,072
                                            -----------

            SEMICONDUCTORS - 2.56%
    73,540* Altera Corp....................   2,472,783
   129,938* Analog Devices, Inc............   3,207,836
    82,200* Atmel Corp.....................   1,217,588
    36,188  Avnet, Inc.....................   2,135,091
    56,136  Cirrus Logic, Inc..............     561,360
    74,982* Cypress Semiconductor Corp.....     642,033
    62,554  Linear Technology Corp.........   4,374,870
   110,500  Maxim Integrated Products, Inc.   3,687,937
    61,281* Xilinx, Inc....................   2,330,596
                                            -----------
                                             20,630,094
                                            -----------

            TELECOMMUNICATIONS - 1.75%
   110,128* ADC Communications, Inc........   3,097,350
    39,742  COMSAT Corp....................   1,386,002
    86,700  LCI International, Inc.........   3,245,831
    56,900* QUALCOMM, Inc..................   2,965,912
    97,901* 360 Communications Co..........   2,796,297
    34,640* Vanguard Cellular Systems, Inc.
             Class A.......................     621,355
                                            -----------
                                             14,112,747
                                            -----------

            TEXTILE - PRODUCTS - 1.00%
    47,600* Burlington Industries, Inc.....     835,975
    44,500  Jones Apparel Group, Inc.......   2,820,187
   101,623  Shaw Industries Inc............   1,625,968
    55,429  Unifi, Inc.....................   2,158,266
    24,984  Wellman, Inc...................     601,178
                                            -----------
                                              8,041,574
                                            -----------

================================================================================
              MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                  15
================================================================================


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------
            TOBACCO - 0.13%
    28,435  Universal Corp................. $ 1,068,090
                                            -----------
            TRUCKERS - 0.26%
    20,214  Arnold Industries, Inc.........     315,844
    42,700  CNF Transportation, Inc........   1,753,368
                                            -----------
                                              2,069,212
                                            -----------
            UTILITIES - COMMUNICATION - 1.63%
    28,818  Aliant Communications, Inc.....     668,217
    72,675  Century Telephone Enterprises,
              Inc..........................   3,220,411
   110,000  Cincinnati Bell, Inc...........   3,499,375
    56,964  Southern New England Telecom...   3,667,057
    47,791  Telephone and Data Systems.....   2,090,855
                                            -----------
                                             13,145,915
                                            -----------
            UTILITIES - ELECTRIC - 9.05%
   140,472* AES Corp.......................   6,681,200
   107,914  Allegheny Energy, Inc..........   3,028,336
    16,279  Black Hills Corp...............     357,121
    62,300* Calenergy, Inc.................   1,884,575
    27,916  Central Maine Power Co.........     533,894
    18,459  Cleco Corp.....................     552,616
    75,364  CMS Energy Corp................   3,283,043
    87,538  Conectiv, Inc..................   1,789,058
    55,421  Energy East Corp...............   2,251,478
    79,262  Florida Progress Corp..........   3,269,557
    24,166  Hawaiian Electric Industries,
              Inc..........................     924,350
    30,123  Idaho Power Co.................   1,029,830
    68,300  Illinova Corp..................   1,984,969
    16,859  Indiana Energy, Inc............     520,522
    61,916  Interstate Energy Corp.........   1,861,350
    39,564  IPALCO Enterprises, Inc........   1,666,634
    59,019  Kansas City Power & Light Co...   1,696,796
   104,342  LG&E Energy Corp...............   2,771,583
    75,334  Mid American Energy Holdings
              Co...........................   1,567,888
    23,218  Minnesota Power Inc............     915,660
    51,457  Montana Power Co...............   1,865,316
    37,633  Nevada Power Co................     898,488
    92,322  New Century Energies, Inc......   4,246,811
    60,017  New England Electrical System..   2,505,710
   101,544  NIPSCO Industries, Inc.........   2,728,995
   104,133* Northeast Utilities............   1,659,620
    32,946  OGE Energy Corp................   1,766,729
    68,023  Pinnacle West Capital Corp.....   3,056,783
   106,964  Potomac Electric Power Co......   2,613,933
    33,537  Public Service Co. of
              New Mexico...................     727,334
    69,062  Puget Sound Energy Inc.........   1,804,245




  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------

            UTILITIES - ELECTRIC - Continued
    84,688  Scana Corp..................... $ 2,440,073
    95,820  TECO Energy, Inc...............   2,509,286
    45,388  UtiliCorp United Inc...........   1,614,111
    34,424  Washington Gas Light Co........     897,176
    96,752  Wisconsin Energy Corp..........   2,854,184
                                            -----------
                                             72,759,254
                                            -----------
            UTILITIES - GAS, DISTRIBUTION - 1.61%
    45,536  AGL Resources, Inc.............     910,720
   138,305* Keyspan Energy Corp............   4,659,150
    58,268  MCN Energy Group Inc...........   2,097,647
    31,178  National Fuel Gas Co...........   1,321,168
   125,446  Tosco Corp.....................   3,982,910
                                            -----------
                                             12,971,595
                                            -----------
            WATER SERVICES - 0.23%
    64,000  American Water Works Co., Inc..   1,880,000
                                            -----------
            TOTAL COMMON STOCKS
            (Cost $534,296,502)............ 799,157,983
                                            -----------
    PAR
   VALUE
----------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 0.35%

            FINANCE COMPANIES - 0.16%
$1,259,000  Ford Motor Credit Co.,
               5.45% due 06/01/98..........   1,259,000
                                            -----------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.19%
 1,560,000  Cooper Industries, Inc.,
               5.67% due 06/01/98..........   1,560,000
                                            -----------

            TOTAL CORPORATE SHORT
            TERM COMMERCIAL PAPER
            (Cost $2,819,000)..............   2,819,000
                                            -----------

            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.07%

            U.S. TREASURY BILLS - 0.07%
            United States Treasury Bills:
   200,000     4.94 % due 6/4/98...........     199,918
   250,000     4.74 % due 6/4/98...........     249,901
   100,000     4.65 % due 6/4/98...........      99,961
                                            -----------
                                                549,780
                                            -----------


                                               MARKET
                                               VALUE
                                           ------------
            TOTAL UNITED STATES GOVERNMENT
            SHORT TERM -
            (Cost $549,780)................ $   549,780
                                           ------------

            TOTAL INVESTMENTS
            (Cost $537,665,282) - 99.78%... 802,526,763
            Other assets and liabilities,
             net - 0.22%...................   1,790,866
                                           ------------
            NET ASSETS (equivalent
             to $25.27 per share on
             31,829,893 shares
             outstanding) -100%........... $804,317,629
                                           ============
          * Non-income producing

                                             UNREALIZED
CONTRACTS                                   DEPRECIATION
---------                                   ------------
            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 5/31/98)
   18 (2)   S&P MidCap 400 Index Futures
            (June/$357.75)................. $   (40,725)
                                            ===========

            (1)U.S.Treasury Bills with a market value of
               approximately $550,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
            (2)Per 500


--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  31,829,893 shares outstanding........... $    318,299
Additional paid in capital................  471,400,467
Undistributed net realized gain on
  securities..............................   67,735,760
Undistributed net investment income.......       42,347
Unrealized appreciation (depreciation) of:
  Investments........... $264,861,481
  Futures...............      (40,725)      264,820,756
                         ------------      ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING............................. $804,317,629
                                           ============


===============================================================================

                    MIDCAP INDEX FUND - FINANCIAL STATEMENTS
16
===============================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998

INVESTMENT INCOME:
Dividends.............................................................................  $  8,911,421
Interest..............................................................................       609,816
                                                                                        ------------
  Total investment income.............................................................     9,521,237
                                                                                        ------------

EXPENSES:
Advisory fees.........................................................................     2,313,256
Custodian and accounting services.....................................................       165,053
Reports to shareholders...............................................................        58,613
Audit fees and tax services...........................................................        18,922
Directors' fees and expenses..........................................................        14,303
Miscellaneous.........................................................................        49,866
                                                                                        ------------
  Total expenses......................................................................     2,620,013
                                                                                        ------------
NET INVESTMENT INCOME.................................................................     6,901,224
                                                                                        ------------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
  Investments....................................................... $ 67,034,658
  Futures contracts.................................................    1,444,055         68,478,713
                                                                     ------------
Net unrealized appreciation (depreciation) during the year:
  Investments.......................................................  104,256,508
  Futures contracts.................................................     (160,580)       104,095,928
                                                                     ------------       ------------
   Net realized and unrealized gain on securities during the year.....................   172,574,641
                                                                                        ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................................  $179,475,865
                                                                                        ============


STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                         1998                1997
                                                                     ------------        ------------
OPERATIONS:
Net investment income............................................... $  6,901,224        $  6,894,820
Net realized gain on securities.....................................   68,478,713          39,709,142
Net unrealized appreciation of securities during the year...........  104,095,928          45,603,667
                                                                     ------------        ------------
  Increase in net assets resulting from operations..................  179,475,865          92,207,629
                                                                     ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............................................   (6,915,741)         (6,892,259)
Net realized gain on securities.....................................  (39,892,715)        (33,690,297)
                                                                     ------------        ------------
  Decrease in net assets resulting from distributions
   to shareholders..................................................  (46,808,456)        (40,582,556)
                                                                     ------------        ------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold....................................   54,227,081          33,601,532
Proceeds from capital stock issued for distributions reinvested.....   46,808,456          40,582,556
                                                                     ------------        ------------
                                                                      101,035,537          74,184,088
Cost of capital stock repurchased...................................  (36,446,663)        (59,435,374)
                                                                     ------------        ------------
  Increase in net assets resulting from
   capital stock transactions.......................................   64,588,874          14,748,714
                                                                     ------------        ------------
TOTAL INCREASE IN NET ASSETS........................................  197,256,283          66,373,787

NET ASSETS:
Beginning of year...................................................  607,061,346         540,687,559
                                                                     ------------        ------------
End of year (including undistributed net investment income
  of $42,347 and $ 56,864) ......................................... $804,317,629        $607,061,346
                                                                     ============        ============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold........................................    2,234,398           1,775,391
Shares issued for distributions reinvested..........................    1,997,359           2,124,784
Shares of capital stock repurchased ................................   (1,539,198)         (3,084,568)
                                                                     ------------        ------------
  Increase in shares outstanding....................................    2,692,559             815,607
Shares outstanding:
  Beginning of year.................................................   29,137,334          28,321,727
                                                                     ------------        ------------
  End of year.......................................................   31,829,893          29,137,334
                                                                     ============        ============

===============================================================================
                     SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS
 May 31, 1998                                                                17
===============================================================================


       NUMBER                                         MARKET
     OF SHARES                                        VALUE
     ----------                                    ----------
                  COMMON STOCKS - 97.11%

                  ADVERTISING - 0.82%
     9,025*       ADVO, Inc......................  $  226,189
     4,300*       American Business Information
                   Class B.......................      54,288
     5,100*       Catalina Marketing Corp........     230,775
       400        Grey Advertising, Inc..........     178,800
     4,525*       HA-LO Industries, Inc..........     139,992
     6,000*       Lamar Advertising Co...........     190,500
     6,600*       NFO Worldwide Inc..............     112,200
     9,200*       National Media Corp............      12,075
    10,200*       Outdoor Systems Inc............     306,000
     4,000*       Snyder Communications, Inc.....     161,250
     7,100        True North Communications Inc..     225,868
     6,900*       Westwood One, Inc..............     184,575
                                                   ----------
                                                    2,022,512
                                                   ----------

                  AEROSPACE/DEFENSE - 0.77%
     2,300*       Alliant Techsystems, Inc.......     148,350
     6,700*       Aviall, Inc....................      97,988
     1,600*       Banner Aerospace, Inc..........      18,900
     6,600*       BE Aerospace, Inc..............     190,782
     2,700        Cubic Corp.....................      79,313
     9,800        EG & G, Inc....................     308,700
     5,200*       Fairchild Corp. Class A........     103,025
     6,800        Gencorp Inc....................     202,725
    14,900*       Geotek Communications, Inc.....       5,587
     7,800*       Orbital Sciences Corp..........     318,825
     3,400*       Remec, Inc.....................      48,875
     2,000*       Sequa Corp. Class A............     138,250
     3,700*       Tech-Sym Corp..................     107,068
     7,200*       Trimble Navigation Ltd.........     141,750
                                                   ----------
                                                    1,910,138
                                                   ----------

                  AIRLINES - 0.56%
     9,300*       Airtran Holdings Inc...........      67,135
     3,800*       Alaska Air Group, Inc..........     175,988
    14,100*       American West Holdings Corp.
                   Class B.......................     399,206
     5,500        ASA Holdings, Inc..............     216,219
     3,300        Circle International Grp, Inc..      89,306
     6,100        Expeditors International
                   of WA.........................     244,000
                                                   ----------
     1,050*       Mesaba Holdings, Inc...........      22,838
     1,950*       Midwest Express Holdings, Inc..      55,940
    11,100*       Transport World Airls, Inc.....     115,162
                                                   ----------
                                                    1,385,794
                                                   ----------


       NUMBER                                        MARKET
     OF SHARES                                       VALUE
     ----------                                   ----------
                  APPAREL & PRODUCTS - 1.42%
     1,800*       Abercrombie and Fitch Co.......  $   76,050
     9,400*       Ann Taylor Stores Corp.........     205,038
     5,600        Authentic Fitness Corp.........     101,850
     1,000*       Buckle, Inc....................      51,000
    11,925        Claire's Stores, Inc...........     224,339
     6,300*       Dress Barn, Inc................     182,503
     1,200        Fab Industries, Inc............      32,550
     8,900*       Footstar Inc...................     393,269
     2,900*       Gadzooks, Inc..................      80,928
     6,200*       Gymboree Corp..................      98,038
     6,000*       Hartmarx Corp..................      47,250
     5,250        Kellwood Co....................     173,578
     5,300*       Land's End, Inc................     171,256
     4,400        Mens Wearhouse, Inc............     187,550
     8,900*       Nautica Enterprises, Inc.......     260,325
     3,600        OshKosh B'Gosh, Inc. Class A...     138,600
       900        Oxford Inds Inc................      31,388
     4,050*       Pacific Sunwear of California..     181,364
     8,900        Phillips-Van Heusen Corp.......     115,700
     3,600        St. John Knits, Inc............     138,375
     6,200*       Stage Stores, Inc..............     289,075
     4,400        Talbots, Inc...................     125,675
     2,400        UniFirst Corp..................      61,800
     2,400*       Urban Outfitters, Inc..........      39,300
     3,700*       Wet Seal, Inc..................     111,000
                                                   ----------
                                                    3,517,801
                                                   ----------
                  APPLIANCES/FURNISHINGS - 1.14%
     4,850        Bassett Furniture Industries...     147,925
     5,000*       CORT Business Services Corp....     195,625
     6,800        Ethan Allen Interiors Inc......     342,125
    15,600*       Furniture Brands
                   International.................     460,200
     8,997*       Griffon Corp...................     124,833
    17,500        Heilig-Meyers Co...............     210,000
     5,800*       Helen Of Troy, Ltd.............     110,925
     4,100        Hunt Corp......................      95,325
     9,200        Kimball International, Inc.
                   Class B.......................     226,550
     2,700        La-Z-Boy Chair Co..............     138,206
     9,085*       Metromedia International
                   Group.........................     122,648
     1,500        National Presto Industries.....      60,656
     4,650        Oneida Ltd.....................     129,909
     5,500*       Renters Choice, Inc............     146,439
     2,850*       SLI, Inc.......................      81,225
     6,800*       Windmere Corp..................     215,475
     9,523*       Zenith Electronics Corp........       4,285
                                                   ----------
                                                    2,812,351
                                                   ----------


       NUMBER                                        MARKET
     OF SHARES                                       VALUE
     ----------                                    ----------
                  AUTO - CARS - 0.09%
     3,900*       Budget Group, Inc..............  $  115,050
     5,100*       United Auto Group, Inc.........     104,550
                                                   ----------
                                                      219,600
                                                   ----------

                  AUTO - ORIGINAL EQUIPMENT - 0.95%
     5,900*       Allen Telecom, Inc.............      70,800
     5,000        Arvin Industries, Inc..........     185,313
     5,100        Breed Technologies, Inc........      97,219
     8,400        Carlisle Cos Inc...............     406,350
    10,200        Donaldson Co., Inc.............     222,488
     9,600        Federal-Mogul Corp.............     568,200
     6,800        Hayes Lemmerz Intl, Inc........     266,475
     7,150*       Miller Industries, Inc.........      50,944
     5,700        Modine Manufacturing Co........     193,800
     5,100        Superior Industries
                   International, Inc............     148,537
     3,100*       Tower Automotive, Inc..........     145,505
                                                   ----------
                                                    2,355,631
                                                   ----------

                  AUTO - REPLACEMENT PARTS - 0.68%
     2,800*       Aftermarket Technology Corp....      47,950
     3,400        A.O. Smith Corp................     171,700
    15,100*       Collins & Aikman Corp..........     105,700
     3,900        Discount Auto Parts, Inc.......     100,181
     5,400        Furon Co.......................      86,063
     8,200        Kaydon Corp....................     323,388
     3,457        Myers Industries, Inc..........      73,029
     1,600*       O'Reilly Automotive, Inc.......      52,000
     3,200*       SPX Corp.......................     221,200
     5,350        Simpson Industries, Inc........      74,900
     3,200*       Standard Motor Products, Inc...      70,400
     4,450        Standard Products Co. Class A..     130,719
     6,700*       TBC Corp.......................      54,019
     3,300*       Walbro Corp....................      34,031
     6,468        Wynn's International, Inc......     135,827
                                                   ----------
                                                    1,681,107
                                                   ----------

                  BANKS - OTHER - 0.41%
         1        BankBoston Corp................         105
       700        Citizens Bancshares, Inc.......      48,913
     1,600        Irwin Financial Corp...........      43,600
    38,612        Sovereign Bancorp, Inc.........     682,950
    14,200        Westernbank Puerto Rico........     241,400
                                                   ----------
                                                    1,016,968
                                                   ----------

===============================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS
 18                                                                May 31, 1998
===============================================================================


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------

            BANKS - REGIONAL - 6.45%
     7,350  AMCORE Financial, Inc..........  $  180,994
     3,850  Anchor BanCorp Wisconsin, Inc..     163,144
    12,396  Associated Banc-Corp...........     613,602
     1,207* BOK Financial Corp.............      59,747
     2,600  BancFirst Corp.................     123,500
     9,400  BancorpSouth, Inc..............     200,338
     1,785  Bank of Granite Corp...........      73,185
     9,200  Bank United Corp...............     460,000
     6,400  Banknorth Group, Inc...........     233,600
     4,464  CNB Bancshares, Inc............     206,460
     2,100  Capital City Bank Group, Inc...      97,519
     4,110  Chemical Financial Corp........     173,648
     6,450  Citizens Banking Corp..........     223,331
    10,400  Colonial BancGroup, Inc........     336,700
     5,249  Commerce Bancorp, Inc..........     291,648
     8,175  Commercial Federal Corp........     272,330
     7,500  Commonwealth Bancorp, Inc......     177,188
    13,000  Community First Bankshares.....     316,875
       760  Community Trust Bancorp........      23,180
     3,850  Corus Bankshares, Inc..........     162,181
     5,740  Cullen/Frost Bankers, Inc......     311,036
     3,500  F & M Bancorporation, Inc......     141,750
     4,742  F & M National Corp............     139,593
     6,510  FNB Corp.......................     231,105
     5,586  First American
             Financial Corp. Class A.......     402,890
     2,450  First Citizens
             BancShares, Inc. Class A......     259,700
     8,800  First Colorado Bancorp., Inc...     250,800
     1,500  First Commerce Bancshares, Inc
             Class B.......................      40,500
     5,600  First Commonwealth Financial...     158,200
     3,872  First Financial Bancorp........     222,156
       900  First Financial Bankshares.....      36,844
       531  First Financial Corp...........      27,280
     5,875  First Midwest Bancorp, Inc.....     269,883
       700  First United Bancshares........      36,400
     5,208  First Western Bancorp, Inc.....     160,635
     3,805  Firstbank of Illinois Co.......     162,664
     5,800  FirstBank Puerto Rico..........     324,075
    11,346  Fulton Financial Corp..........     297,839
     2,000  GBC Bancorp....................      57,250
     5,124  HUBCO, Inc.....................     180,621
     3,346  Harleysville National Corp.....     136,350
     2,850  Heritage Financial Services....     100,106
    10,339* Imperial Bancorp...............     302,416
     8,700  Magna Group, Inc...............     483,394


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------

            BANKS - REGIONAL - Continued
     1,100  MainStreet Financial Corp......  $   33,413
    10,118  Mid-Am, Inc....................     258,009
     2,400  Mississippi Valley Bancshares,.      92,700
     7,700  National Bancorp of Alaska.....     245,438
     4,336  National City Bancshares, Inc..     173,711
     2,421  National Penn Bancshares, Inc..      81,709
     6,200  Ocean Financial Corp...........     119,059
     8,800* Ocwen Financial Corp...........     214,500
     6,546  Old National Bancorp Indiana...     314,208
     3,900* Omega Financial Corp...........     145,275
     9,258  One Valley Bancorp of West Va..     324,030
     8,100* PFF Bancorp, Inc...............     158,456
     2,200  Park National Corp.............     209,550
     1,031  Peoples First Corp.............      35,344
     7,100  Riggs National Corp............     194,363
     9,900  Roslyn Bancorp, Inc............     232,960
     3,690  S&T Bancorp, Inc...............     198,337
    12,250  St. Paul Bancorp, Inc..........     309,312
     4,600* Silicon Valley Bancshares......     150,650
     1,400* Southwest Bancorporation of TX.      55,125
     2,200  Sumitomo Bank of California....      82,225
     4,912  Susquehanna Bancshares, Inc....     182,357
     5,400  Texas Regional
             Bancshares Class A............     172,800
     4,700  Trans Financial, Inc...........     250,862
     1,800  Triangle Bancorp, Inc..........      52,537
     6,700  Trust Co. of New Jersey........     182,575
     5,992  TrustCo Bank Corp. NY..........     170,771
    19,100  Trustmark Corp.................     408,262
     5,892  UMB Financial Corp.............     324,060
     8,700  UST Corp.......................     241,968
     7,400  United Bankshares Inc. WV......     185,925
       400  USBANCORP, Inc.................      31,950
     1,200  Vermont Financial Services.....      33,975
     8,600  Webster Financial Corp.........     290,250
    12,561  Westamerica Bankcorporation....     387,820
     2,294  Westcorp.......................      27,815
     4,300  Whitney Holding Corp...........     237,037
                                             ----------
                                             15,931,995
                                             ----------
            BEVERAGE - BREWERS/
            DISTRIBUTORS - 0.24%
     9,300  Adolph Coors Class B...........     348,750
     3,200* Boston Beer, Inc. Class A......      35,200
     3,300* Canandaigua Brands, Inc.
             Class A.......................     152,213
    1,300 * Robert Mondavi Corp. Class A...      46,312
                                             ----------
                                                582,475
                                             ----------


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   -----------

            BEVERAGE - SOFT DRINKS - 0.05%
     1,400  Coca-Cola Bottling Co..........  $   87,238
     4,500* National Beverage Corp.........      46,406
                                             ----------
                                                133,644
                                             ----------

            BROADCASTING - 1.57%
     3,200  Ackerley Group, Inc............      64,000
     7,900* American Mobile
             Satellite Corp................      90,850
     4,870  American Radio
             Systems, Corp. Class A........     322,029
     8,900* ANTEC Corp.....................     170,491
     9,000* Cablevision
             Systems Corp. Class A.........     498,375
    12,600* Century Communications Corp.
             Class A.......................     200,813
     1,300* Cox Radio, Inc. Class A........      54,763
     3,100* Emmis Broadcasting Corp.
             Class A.......................     136,981
     6,400  Heftel Broadcasting Corp.
             Class A.......................     242,400
    14,100* Jacor Communications, Inc......     745,538
     2,500* Paxson Communications Corp.....      29,531
     2,400  SFX Broadcasting, Inc.
             Class A.......................     181,200
     2,675* SAGA Communications, Inc.
             Class A.......................      55,506
     4,200  TCA Cable TV, Inc..............     255,938
     9,800* United International
             Holdings Class A..............     161,700
    12,500* United States Satellite
             Broadcasting Co., Inc
             Class A.......................     119,530
     1,700  United Television, Inc.........     185,938
     4,100* United Video
             Satellite Group Class A.......     159,643
     4,200* Young Broadcasting Inc.
             Class A.......................     217,875
                                             ----------
                                              3,893,101
                                             ----------

            BUILDING MATERIALS - 1.28%
     3,800* ABT Building Products Corp.....      54,150
     1,100  Ameron, Inc....................      66,138
     6,900  Apogee Enterprises, Inc........      96,169
     1,850  Butler Manufacturing Co........      64,750
     8,400  CalMat Co......................     211,050
     3,000  Centex Construction Production.     114,750
     2,600* Cooper Companies, Inc..........     102,700
     7,300* Dal-Tile International, Inc....     101,288
     3,450  Elcor Corp.....................      91,425
    19,100  Fedders USA Inc................     119,375
     3,400  Florida Rock Industries, Inc...     105,825
     5,200  Interface, Inc. Class A........     203,775
     3,800  Lone Star Industries, Inc......     285,713
     4,200  Medusa Corp....................     242,025
     1,000* Mestek, Inc....................      19,125
     1,700* NCI Building Systems, Inc......      90,206
     1,100  Puerto Rican Cement Co., Inc...      58,781

===============================================================================
                 SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                19
===============================================================================


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------

            BUILDING MATERIALS - Continued
     7,000  Southdown, Inc.................  $  459,375
     5,700  Texas Industries, Inc..........     338,437
     3,800* Triangle Pacific Corp..........     167,675
     5,700  Watsco, Inc....................     167,437
                                             ----------
                                              3,160,169
                                             ----------


            CHEMICAL - MAJOR - 0.34%
     8,100  Albemarle Corp.................     196,931
     4,100  Chemed Corp....................     150,931
     6,409* Hexcel Corp....................     175,446
     6,900  Polymer Group, Inc.............      82,369
     4,100* Synetic, Inc...................     242,669
                                             ----------
                                                848,346
                                             ----------

            CHEMICAL - MISCELLANEOUS - 1.81%
     4,150  Cambrex Corp...................     232,141
     7,900  ChemFirst, Inc.................     202,931
     5,800  Dexter Corp....................     239,250
     9,600  Ferro Corp.....................     274,800
     8,500* Fisher Scientific Int'l., Inc..     113,156
     3,600  Foamex International, Inc......      55,800
     3,500  H.B. Fuller Co.................     219,188
     4,500  General Chemical Group, Inc....     114,750
     5,900  Geon, Co.......................     127,588
     7,100  Georgia Gulf Corp..............     177,944
     9,100  M.A. Hanna Co..................     182,569
    12,200  Lawter International, Inc......     117,425
     4,950  LeaRonal, Inc..................     146,643
     6,600  MacDermid, Inc.................     270,600
     1,600  McWhorter Technologies, Inc....      44,200
     5,600  Minerals Technologies Inc......     296,450
     5,600* Mycogen Corp...................     132,300
     1,200  NCH Corp.......................      76,425
     8,200  NL Industries, Inc.............     164,000
     7,300  OM Group, Inc..................     302,950
     8,500  Rollins, Inc...................     175,312
     9,400  A. Schulman, Inc...............     186,825
     2,000  Stepan Co......................      63,250
     4,000* TETRA Technologies, Inc........      87,250
     4,450* VWR Scientific Products Corp...     126,825
     6,750  W.H. Brady Co. Class A.........     195,750
     5,000  WD-40 Co.......................     137,187
                                             ----------
                                              4,463,509
                                             ----------


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------
            COAL - 0.13%
     1,634  NACCO Industries, Inc.
             Class A.......................  $  239,381
     4,100  Zeigler Coal Holding Co........      74,569
                                             ----------
                                                313,950
                                             ----------

            CONGLOMERATES - 0.22%
     2,700  MAXXAM, Inc....................     159,131
    12,400  Ogden Corp.....................     354,175
     1,400* PEC Israel Economic Corp.......      30,975
                                             ----------
                                                544,281
                                             ----------
            CONSUMER FINANCE - 0.67%
     7,700* AmeriCredit Corp...............     251,213
    12,100* Arcadia Financial Ltd..........      90,750
     6,875  Chittenden Corp................     256,094
     5,800  Eaton Vance Corp...............     260,638
     1,050  Fund American Enterprises......     153,890
     9,200* IMC Mortgage Co................     120,750
    44,400* Mercury Finance Co.............      11,100
     3,830* National Auto Credit, Inc......       3,830
     5,000  SEI Corp.......................     333,750
     6,450  WesBanco, Inc..................     169,312
                                             ----------
                                              1,651,327
                                             ----------

            CONTAINERS - METAL/GLASS - 0.59%
     1,900* Alltrista Corp.................      48,450
     4,500  AptarGroup, Inc................     291,656
     9,500  Ball Corp......................     374,656
     1,400* CSS Industries, Inc............      45,850
     9,150* CLARCOR, Inc...................     210,450
     5,500  Greif Brothers Corp. Class A...     200,063
     1,125  Liqui-Box Corp.................      48,164
     4,000* Silgan Holdings, Inc...........     133,000
     6,100* U.S. Can Corp..................     103,319
                                             ----------
                                              1,455,608
                                             ----------

            CONTAINERS - PAPER - 0.22%
     5,300  Chesapeake Corp................     188,150
    13,000* Gaylord Container Corp.
             Class A.......................     108,875
     8,190  Rock-Tenn Co. Class A..........     120,291
     9,000* Shorewood Packaging Corp.......     124,312
                                             ----------
                                                541,628
                                             ----------

            COSMETICS/TOILETRIES - 0.09%
     2,100  Alberto-Culver Co. Class B.....      62,475
    11,500  Playtex Products, Inc..........     165,313
                                             ----------
                                                227,788
                                             ----------

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------

            DRUGS - 2.76%
     7,500* Agouron Pharmaceuticals, Inc...  $  255,000
     2,000* Algos Pharmaceuticals Corp.....      73,125
     6,100* Alkermes, Inc..................     133,438
     9,600* Alliance Pharmaceutical Corp...      45,000
     3,500  A.L. Pharma Inc. Class A.......      76,125
     6,200* AmeriSource Health Corp
             Class A.......................     337,125
     8,500* Amylin Pharmaceuticals, Inc....      36,125
     1,700* Aphton Corp....................      21,781
     2,700* Barr Laboratories, Inc.........     110,194
     2,700  Bindley Western Industries.....      95,850
     5,300* CNS, Inc.......................      21,863
     7,900  Carter-Wallace Inc.............     140,719
     7,900* Cephalon, Inc..................      83,938
     7,000* Columbia Laboratories, Inc.....      59,063
     7,300* COR Therapeutics, Inc..........     125,469
    18,000* Covance Inc....................     381,375
     6,400* Cygnus, Inc....................      59,200
     4,500* GelTex Pharmaceuticals, Inc....     103,781
    14,500* Gensia, Inc....................      61,625
     5,000* Guilford Pharmaceuticals, Inc..      90,313
     2,100  Herbalife International, Inc.
             Class A.......................      54,075
     2,200  Herbalife International, Inc.
             Class B.......................      51,425
     4,900* Human Genome Sciences, Inc.....     178,850
    15,697  ICN Pharmaceuticals, Inc.......     677,914
    11,200* ICOS Corp......................     235,900
     4,400* IDEC Pharmaceuticals Corp......     138,600
     5,500* Incyte Pharmaceuticals, Inc....     201,953
     4,400* Inhale Therapeutic Systems.....     145,200
     5,900* Interneuron Pharmaceuticals....      26,919
     5,600  Jones Pharma Inc...............     172,200
     5,000* KOS Pharmaceuticals, Inc.......      57,188
     4,450  Life Technologies, Inc.........     152,134
     9,558* Ligand Pharmaceuticals, Inc.
             Class B.......................     133,215
     4,300* Martek Biosciences Corp........      53,213
     4,100* Medicis Pharmaceutical
             Class A.......................     167,331
     7,300* Millennium Pharmaceuticals.....     128,663
     2,400* Miravant Medical Technologies..      64,800
     4,030  Natures Sunshine
             Products, Inc.................      93,193
     6,700* Neoprobe Corp..................      29,312
     2,900* Neurogen Corp..................      49,662
     8,300* NeXstar Pharmaceuticals, Inc...      83,518
    11,000* P-Com, Inc.....................     165,000
     4,800* Parexel International Corp.....     144,000
     5,300* Pathogenesis Corp..............     191,462
     6,600* Regeneron Pharmaceuticals Inc..      61,669

===============================================================================
      SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
20                                                                May 31, 1998
===============================================================================


  NUMBER                                      MARKET
 OF SHARES                                    VALUE
 ---------                                    ------

            DRUGS - Continued
     2,900* Roberts Pharmaceutical Corp....  $   47,850
     5,200* SangStat Medical Corp..........     136,500
     8,400* Sepracor Inc...................     361,200
    12,400* SEQUUS Pharmaceuticals, Inc....     141,050
     5,600* Vertex Pharmaceuticals Inc.....     161,000
     5,750* Vitalink Pharmacy Services.....     124,703
     8,000* Vivus Inc......................      74,000
                                             ----------
                                              6,814,808
                                             ----------

            ELECTRICAL EQUIPMENT - 1.83%
     8,200  AMETEK, Inc....................     236,775
     3,800* Amphenol Corp. Class A.........     206,625
     6,200* Applied Magnetics Corp.........      34,875
     5,257* BancTec, Inc...................     122,882
     6,100  Belden, Inc....................     242,094
     6,900* Cable Design Technologies......     162,581
     4,300* California Microwave, Inc......      92,181
     9,600  Digital Microwave Corp.........      92,700
     6,950* Electro Rent Corp..............     165,714
     2,900* Electro Scientific Industries..      97,150
     6,600* Esterline Technologies Corp....     141,900
     5,700  General Cable Corp.............     151,050
     7,000* GenRad, Inc....................     122,500
     2,800* Holophane Corp.................      73,500
     4,800* Hutchinson Technology, Inc.....     120,000
     4,800* Identix Inc....................      34,200
    14,600* Intergraph Corp................     128,663
     7,400  Juno Lighting, Inc.............     157,250
     9,400* Kemet Corp.....................     151,282
     8,900* Kent Electronics Corp..........     186,900
     5,100  Kuhlman Corp...................     215,475
     4,800* Littelfuse, Inc................     109,800
     5,100* Mail-Well, Inc.................     234,600
     4,600* Plexus Corp....................      98,900
     2,700* Spectrian Corp.................      44,213
     4,900  Standex International Corp.....     147,613
     1,200* Thermo Ecotek Corp.............      19,050
     6,450  Thomas Industries Inc..........     165,281
     2,000* Triumph Group, Inc.............      98,000
     9,400* Uniphase Corp..................     479,400
     7,900* Vicor Corp.....................     123,438
     5,100  X-Rite, Inc....................      68,850
                                             ----------
                                              4,525,442
                                             ----------


  NUMBER                                      MARKET
 OF SHARES                                    VALUE
 ---------                                    ------

            ELECTRONIC INSTRUMENTS - 2.36%
     2,300* ADE Corp.......................  $   34,500
    13,800* Ampex Corp. Class A............      31,050
     1,950  Analogic Corp..................      88,725
     7,100  BMC Industries.................     104,281
     7,600* Berg Electronics Corp..........     156,750
     7,300* C-Cube Microsystems, Inc.......     142,806
     6,700  CTS Corp.......................     209,375
    11,500  Checkpoint Systems, Inc........     202,688
     8,300* Cognex Corp....................     157,700
     4,300  Daniel Industries, Inc.........      87,344
     3,000  Dionex Corp....................     156,750
     1,950* Dynatech Corp. W/I.............       7,800
     2,100* Eltron International, Inc......      46,200
     2,800* Evans & Sutherland Computer....      70,350
     7,600* Exabyte Corp...................      74,100
     5,400  Fluke Corp.....................     173,475
    10,800* Gentex Corp....................     395,550
     6,800  Gerber Scientific, Inc.........     171,275
     2,200* HADCO Corp.....................      70,675
     4,575  Harman International
             Industries....................     194,723
     9,000* Imation Corp...................     163,688
    23,000* Integrated Device Technology...     215,625
    16,300* InterDigital Communication.....      89,650
     9,500* LTX Corp.......................      36,516
     7,000* LoJack Corp....................      87,938
     7,700* MagnaTek, Inc..................     130,419
     4,200* Marshall Industries............     129,938
     7,350  Methode Electronics, Inc.
             Class A.......................      93,713
    10,400  National Computer Systems, Inc.     252,200
     3,800* Nimbus CD International, Inc...      40,850
    18,900* OIS Optical Imaging Systems....      23,625
     2,600* Optical Cable Corp.............      24,700
     4,400  Park Electrochemical Corp......     104,500
     4,700* Performance Food Group Co......      88,125
        93* Perkin-Elmer Corp. (Warrants)..         395
     9,537  Pioneer-Standard Electronics...     118,616
     4,800  Pittston Bax Group.............      84,300
    12,600* Read-Rite Corp.................     111,038
     5,100* Robotic Vision Systems, Inc....      32,193
     5,000  Technitrol, Inc................     201,875
     5,700* Telxon Corp....................     189,525
     3,900* Thermedics Detection, Inc......      37,538
     4,300* Thermospectra Corp.............      47,568
     7,000* Thermedics, Inc................      99,750
     5,500* Tracor, Inc....................     217,250


  NUMBER                                      MARKET
 OF SHARES                                    VALUE
 ---------                                    ------

            ELECTRONIC INSTRUMENTS - Continued
     6,400* Waters Corp....................  $  372,800
     3,400  Watkins-Johnson Co.............      85,637
     5,100  ZERO Corp......................     147,262
     1,600* Zygo Corp......................      28,700
                                             ----------
                                              5,832,051
                                             ----------

            ENTERTAINMENT - 0.57%
     3,200* AMC Entertainment, Inc.........      57,600
    17,200* Aztar Corp.....................     120,400
     1,800* BET Holdings, Inc. Class A.....     112,388
     3,900* Carmike Cinemas, Inc. Class A..     102,131
    10,500* Florida Panthers
             Holdings, Inc.................     203,438
     1,900* GC Companies, Inc..............      94,763
     6,100* Hollywood Entertainment Corp...      64,050
     6,946* Midway Games Inc...............      93,771
     3,000  NN Ball & Roller, Inc..........      36,000
     1,600* Penn National Gaming, Inc......      14,200
     4,000  Playboy Enterprises, Inc.......      71,500
     3,300* Primadonna Resorts, Inc........      57,337
     2,400* SFX Entertainment Inc.
             Class A.......................     106,200
     6,700* Sodak Gaming, Inc..............      42,294
     9,300* TCI Satellite Entmt Inc.
             Class A.......................      52,312
     4,900* Ticketmaster Group, Inc........     134,750
     5,900* Toy Biz, Inc. Class A..........      57,525
                                             ----------
                                              1,420,659
                                             ----------

            FERTILIZERS - 0.24%
     9,686  Delta & Pine Land Co...........     414,682
     2,000* IMC Global, Inc. Warrant.......       6,625
     6,504  Mississippi Chemical Corp......     108,942
     7,100  Terra Industries, Inc..........      71,887
                                             ----------
                                                602,136
                                             ----------

            FINANCE COMPANIES - 1.05%
     6,200  Aames Financial Corp...........      89,513
     9,700* Amresco, Inc...................     327,375
     2,600* Capital Factors Holdings, Inc..      47,937
     5,000* Cityscape Financial Corp.......       1,563
     9,000* Credit Acceptance Corp.........      92,813
     2,800* Delta Financial Corp...........      49,350
     4,800  Doral Financial Corp...........      80,100
     7,700* FIRSTPLUS Financial Group......     307,037
     5,734* Imperial Credit Industries.....     121,131
    15,001  Keystone Financial, Inc........     585,039
       925  Oriental Financial Group.......      39,717

===============================================================================
                SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                21
===============================================================================


  NUMBER                                      MARKET
 OF SHARES                                    VALUE
 ---------                                    ------

            FINANCE COMPANIES - Continued
    16,400  Phoenix Investment
             Partners, Ltd.................  $  153,750
       106* Search Financial Services......          10
     3,700* Southern Pacific Funding.......      56,887
     2,000  Student Loan Corp..............      96,500
     2,300* Triad Guaranty, Inc............      75,900
     6,000  U.S. Trust Corp................     449,250
     2,530* WFS Financial, Inc.............      21,821
                                             ----------
                                              2,595,693
                                             ----------

            FINANCIAL SERVICES - 0.01%
     1,520  Omega Worldwide, Inc...........      12,920
                                             ----------

            FOODS - 1.20%
     6,400  Dreyer's Grand Ice Cream, Inc..     162,000
     5,000  Earthgrains Co.................     264,063
     4,100  International Multifoods Corp..     121,975
     3,600  Interpool, Inc.................      53,325
     7,600  Lance, Inc.....................     159,600
     3,200  Michael Foods, Inc.............      89,200
    17,400* NBTY, Inc......................     303,413
     4,200  Pilgrims Pride Corp............      71,925
     8,200* Ralcorp Holdings, Inc..........     174,763
    10,200  Richfood Holdings, Inc.........     249,263
     6,800  J.M. Smucker Co. Class A.......     161,925
     6,945* Suiza Foods Corp...............     405,847
    10,263* U. S. Foodservice..............     339,961
       800* United Natural Foods, Inc......      21,000
    16,800  Universal Foods Corp...........     400,050
                                             ----------
                                              2,978,310
                                             ----------

            FOOTWEAR - 0.36%
     7,000  Brown Group, Inc...............     125,562
     2,100* Kenneth Cole Productions, Inc.
             Class A.......................      48,169
     5,400* Converse, Inc..................      27,000
     8,800* Genesco, Inc...................     113,300
     8,250  Just For Feet, Inc.............     180,984
     4,300  Justin Industries, Inc.........      68,263
    12,000  Stride Rite Corp...............     159,750
     2,000* Timberland Co. Class A.........     164,000
                                             ----------
                                                887,028
                                             ----------


  NUMBER                                      MARKET
 OF SHARES                                    VALUE
 ---------                                    ------

            FREIGHT - 0.69%
     7,350  Air Express
             International Corp............  $  189,722
    11,800  Airborne Freight Corp..........     439,550
     3,200* Eagle USA Airfreight, Inc......     104,200
    10,800* Greyhound Lines, Inc...........      67,500
     8,700  J.B. Hunt Transport
             Services, Inc.................     260,456
     5,512* Kirby Corp.....................     118,508
    14,000* OMI Corp.......................     128,625
    10,300  Overseas Shipholding
             Group Inc.....................     199,563
     3,500* SEACOR Holdings, Inc...........     204,750
                                             ----------
                                              1,712,874
                                             ----------

            GOLD MINING - 0.10%
    12,800  Amax Gold, Inc.................      40,800
     5,600* Coeur d'Alene Mines Corp.......      49,350
     8,230* Getchell Gold Corp.............     156,370
                                             ----------
                                                246,520
                                             ----------

            HARDWARE & TOOLS - 0.14%
     4,700  Barnes Group Inc...............     139,825
     6,200* Barnett, Inc...................     112,375
     3,900  Lawson Products, Inc...........     105,788
                                             ----------
                                                357,988
                                             ----------

            HEALTHCARE - 2.19%
     5,500* Access Health, Inc.............     140,938
    11,000* Advanced Tissue Sciences, Inc..     100,375
     3,100* Alternative Living Services....      84,088
     8,900* American Oncology Resources....     113,475
    11,100* Apria Healthcare Group, Inc....      84,638
     2,612  Block Drug Co., Inc. Class A...     114,275
     1,215  Coram Healthcare Corp..........       2,506
       218* Coram Healthcare Corp.
            (Warrants).....................           0
     4,000* Curative Technologies, Inc.....     112,500
    21,202* CYTOGEN Corp...................      21,201
     3,300  Henry Schein, Inc..............     127,050
     4,900  HealthPlan Services Corp.......     108,718
    12,544  Integrated Health Services.....     466,480
     7,000  Invacare Corp..................     184,625
    11,900* Laboratory Corp. of America....      25,287
     7,800* Mariner Health Group, Inc......     116,025
     5,500* Maxicare Health Plans, Inc.....      51,562
     1,800  Medquist, Inc..................      78,975
     6,200  Mentor Corp....................     164,106


  NUMBER                                      MARKET
 OF SHARES                                    VALUE
 ---------                                    ------

            HEALTHCARE - Continued
     3,600  NCS HealthCare, Inc. Class A...  $  103,950
     4,650* National Surgery Centers, Inc..     129,618
    15,900* NovaCare, Inc..................     174,900
     3,000  PHP Healthcare Corp............      27,375
    21,873* Paragon Health Network, Inc....     336,298
     5,475* Patterson Dental Co............     177,938
     5,199* Pharmaceutical Product Dev.....     110,479
     5,250* Renal Care Group, Inc..........     190,313
     9,896* Respironics Inc................     162,666
     4,000* RightCHOICE Managed Care, Inc.
             Class A.......................      46,250
     4,400* Rural/Metro Corp...............     103,950
     3,800* Sierra Health Services, Inc....     141,075
     2,600* SpaceLabs Medical, Inc.........      43,063
    10,488* Sun Healthcare Group, Inc......     176,330
     5,500* Sunrise Medical Inc............      85,250
     2,500* Superior Consultant
             Holdings C....................     105,000
    20,343* Total Renal Care Holdings......     624,276
     9,700* Trigon Healthcare, Inc.........     329,800
     4,000* VISX, Inc......................     196,500
     2,300  Vital Signs, Inc...............      39,963
                                             ----------
                                              5,401,818
                                             ----------

            HEAVY DUTY TRUCKS/PARTS - 0.17%
     6,100  Cascade Corp...................     104,463
     2,200* Detroit Diesel Corp............      53,900
     8,000  Titan International, Inc.......     155,500
     4,450  Wabash National Corp...........     115,421
                                             ----------
                                                429,284
                                             ----------

            HOME BUILDERS - 0.89%
     7,905  D R Horton, Inc................     142,290
     6,100  Del Webb Corp..................     147,925
    11,500* Fairfield Communities, Inc.....     235,031
    12,300  Kaufman & Broad Home Corp......     315,956
     4,100* NVR, Inc.......................     131,713
     5,125* Palm Harbor Homes, Inc.........     213,648
     5,500  Pulte Corp.....................     293,219
     6,700  Ryland Group, Inc..............     134,419
    11,100  Standard Pacific Corp..........     192,169
     7,700* Toll Brothers, Inc.............     198,275
     4,670* U.S. Home Corp.................     188,843
                                             ----------
                                              2,193,488
                                             ----------

===============================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
22                                                                 May 31, 1998
===============================================================================

  NUMBER                                       MARKET
 OF SHARES                                      VALUE
 ---------                                   ----------

            HOSPITAL MANAGEMENT - 0.57%
     7,400* ABR Information Services, Inc..  $  189,625
     9,929* Concentra Managed Care, Inc....     232,090
    11,000* Coventry Health Care Inc.......     159,500
     6,000* FPA Medical Management.........      26,250
     7,700* Magellan Health Services, Inc..     207,900
    16,700  Medaphis Corp..................     125,250
     8,000* Orthodontic Centers of America.     169,500
     2,700* Pediatrix Medical Group........      97,706
    10,300  Physicians Resource Group......      52,788
     3,800* Prime Medical Services, Inc....      39,900
     4,100* Sunquest Information Systems,..      35,363
     2,800* Sunrise Assisted Living Inc....      84,350
                                             ----------
                                              1,420,222
                                             ----------

            HOSPITAL SUPPLIES - 1.37%
     3,700  ATL Ultrasound, Inc............     167,656
     5,400* Acuson Corp....................     103,275
     4,700  Arrow International, Inc.......     162,444
    16,600* Arterial Vascular Engineering..     513,045
     6,900  Ballard Medical Products.......     154,388
    11,600* Bio-Technology General Corp....      98,600
     2,600* Closure Medical Corp...........      66,300
     5,800* Coherent, Inc..................     133,763
     3,600* CONMED Corp....................      76,050
     5,300* Datascope Corp.................     149,063
     4,200  Diagnostic Products Corp.......     130,200
     5,500* Immunomedics, Inc..............      28,187
     8,300* Isis Pharmaceuticals, Inc......     115,162
     2,100  Landauer, Inc..................      59,850
     5,500* Marquette Medical Systems,Inc..     154,000
     1,600* MiniMed, Inc...................      80,000
     9,350  Owens & Minor, Inc.............     109,862
    16,875* PSS World Medical, Inc.........     210,938
     4,100* Physio-Control International...      86,100
     8,200* Safeskin Corp..................     287,000
     1,233* SonoSight, Inc.................       8,322
     9,500* Summit Technology, Inc.........      51,062
     4,400  TECHE Corp.....................      77,000
     7,200* Theragenics Corp...............     200,700
     5,200  West Co., Inc..................     153,400
                                             ----------
                                              3,376,367
                                             ----------


  NUMBER                                       MARKET
 OF SHARES                                      VALUE
 ---------                                   ----------
            HOUSEHOLD PRODUCTS - 0.48%
     6,500  Church & Dwight Co., Inc.......  $  197,031
     6,061* Culligan Water Technologies....     338,280
     8,200  First Brands Corp..............     203,975
     3,900  Libbey, Inc....................     153,563
     8,800* Linens `N Things, Inc..........     282,700
     1,500* USA Detergents, Inc............      20,906
                                             ----------
                                              1,196,455
                                             ----------
            HUMAN RESOURCES - 0.48%
     3,100* Data Processing Resources......      90,288
     6,000* Employee Solutions, Inc........      24,375
    12,200* Interim Services Inc...........     354,563
     3,200  Kelly Services Inc. Class A....     117,600
     6,200* Metamor Worldwide, Inc.........     186,194
     3,300  Norrell Corp...................      74,455
     8,400* Personnel Group of America.....     170,100
     4,800* Staffmark, Inc.................     176,400
                                             ----------
                                              1,193,975
                                             ----------

            INFORMATION PROCESSING -9.11 %
    16,400* A.C. Nielson...................     423,325
     3,200* Activision, Inc................      32,200
    12,100* Acxiom Corp....................     261,663
     4,733* ADAC Laboratories..............      94,068
     2,600* Advent Software, Inc...........      92,950
    11,300* Affiliated Computer
             Services Class A..............     376,431
     9,300* American Management Systems....     252,263
     7,800  Analysts International Corp....     228,150
     8,800* Anixter Internationall, Inc....     177,100
     2,120* Applied Graphics Technology....     102,290
     3,800* Arbor Software Corp............     129,913
     8,494* Artesyn Technologies, Inc......     139,355
     1,300* Aspect Development, Inc........      74,344
     5,100* Aspen Technology, Inc..........     227,110
     8,900* Auspex Systems, Inc............      49,506
     6,808* Avant! Corp....................     174,881
     2,918* Baan Company NV................     132,040
     2,550* Barra, Inc.....................      51,956
     5,200* Bea Systems, Inc...............     104,325
     4,100* Bell & Howell Co...............     110,700
     5,800* BISYS Group, Inc...............     215,325
     4,100* Black Box Corp.................     163,488
     9,337* Boole & Babbage, Inc...........     229,924
     2,600* BRC Holdings, Inc..............      48,588
     5,200* Broderbund Software, Inc.......      83,200
     6,900* CCC Information Services.......     156,544


  NUMBER                                       MARKET
 OF SHARES                                      VALUE
 ---------                                   ----------
            INFORMATION PROCESSING - Continued
     2,400* CDW Computer Centers, Inc......  $   98,850
     4,200* Centennial Technologies, Inc...      12,600
     6,000* Cerner Corp....................     153,750
    12,600* Checkfree Holdings Corp........     285,862
     9,750* CHS Electronics, Inc...........     193,781
     6,200* Ciber, Inc.....................     198,788
    10,050* Citrix Systems, Inc............     524,484
     6,500  Clarify, Inc...................      79,625
     8,125  Computer Horizons Corp.........     271,426
     1,950* Computer Management Sciences...      46,313
     4,700  Computer Task Group, Inc.......     148,638
    11,660* Comverse Technology, Inc.......     582,636
    16,900* CopyTele, Inc..................      57,038
     6,900* CSG Systems
             International, Inc............     294,760
     3,000* CyberMedia, Inc................      18,375
     2,900* Data Dimensions, Inc...........      40,963
     9,900* Data General Corp..............     150,975
     3,800* Data Transmission Network......     146,300
     2,900* Davox Corp.....................      53,288
     3,100* Dialogic Corp..................     102,300
    11,400* Diamond Multimedia Systems.....      86,925
     1,160  DocuCorp International, Inc....       8,845
     2,300* Documentum, Inc................     108,388
     4,700* Edify Corp.....................      49,350
     4,600* Envoy Corp.....................     201,825
     3,200  Fair Issac & Co., Inc..........     116,200
     5,400* FileNet Corp...................     297,169
     5,900* Forte Software, Inc............      29,500
     7,500* FTP Software, Inc..............      19,688
     6,800* General DataComm Industries....      31,025
     8,000* GT Interactive Software Corp...      75,000
     6,000* Harbinger Corp.................     139,687
     2,900  HCIA, Inc......................      23,925
     4,450  Henry Jack & Associates........     145,181
    10,500* HMT Technology Corp............     122,063
     4,500* HNC Software, Inc..............     155,531
     5,800* Hyperion Software Corp.........     187,413
     2,000* IDX Systems Corp...............      84,125
     5,400* IKOS Systems, Inc..............      31,725
     3,400* Imnet Systems, Inc.............      37,719
     7,600* In Focus Systems, Inc..........      59,850
     7,800* Industri-Matematik
             Int'l. Corp...................     125,288
     5,700* Information Management
             Resourc.......................     128,428
     9,700* Information Resources, Inc.....     169,750
     4,600  Innovex, Inc...................      85,388
    11,800  Inprise Corp. Borland
             International, Inc............      98,088

===============================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                 23
===============================================================================

  NUMBER                                        MARKET
 OF SHARES                                      VALUE
 ---------                                   ----------

            INFORMATION PROCESSING - Continued
     3,000* Inso Corp......................  $   40,875
     2,400* Integrated Circuit Systems.....      33,075
     3,800* Integrated Systems, Inc........      71,250
     6,700* International Network
             Services......................     210,003
     5,800* INTERSOLV, Inc.................      83,375
     2,800* Intevac, Inc...................      26,600
     2,900  JDA Software Group, Inc........     130,953
     1,900* JPM Co.........................      19,475
     2,000* Kronos, Inc....................      71,500
    11,600* Learning Co., Inc..............     330,600
     3,300* Learning Tree International....      52,800
    10,600  Legato Systems, Inc............     303,425
     4,800* LHS Group, Inc.................     277,500
     3,600* Lycos, Inc.....................     190,913
    10,000* Macromedia, Inc................     158,438
     3,900* Manugistics Group, Inc.........     111,028
    11,800* Mentor Graphics Corp...........     130,538
     5,800* Mercury Interactive Corp.......     192,850
     2,600* Metro Information
             Services, Inc.................      84,825
     4,000* Micrel, Inc....................     125,125
     1,400* MicroProse, Inc................       7,525
     2,700* MICROS Systems, Inc............     158,625
     8,000  MTS Systems Corp...............     150,000
     5,200* Mylex Corp.....................      36,075
     5,250* National Instruments Corp......     174,891
     3,900* National TechTeam, Inc.........      35,344
     6,800* Network Appliance, Inc.........     236,513
     6,800* Network Computing Devices......      58,225
     4,200* NOVA Corp......................     138,338
    11,800* Oak Technology, Inc............      64,900
     6,100* ODS Networks, Inc..............      41,556
     4,100  OEA, Inc.......................      70,213
     7,645* Paxar Corp.....................      94,607
     2,800* Pegasystems, Inc...............      60,637
     2,200* Perceptron, Inc................      26,950
     4,300* Periphonics Corp...............      43,538
     4,700  Phoenix Technologies Ltd.......      47,881
     7,500  Physician Computer Network.....       1,875
    10,600  Picturetel Corp................      99,375
    17,300* PLATINUM technology, inc.......     473,587
     7,100  PMC-Sierra, Inc................     276,456
    10,700  PMT Services, Inc..............     208,650
     4,700  Policy Management
             Systems Corp..................     387,750
     5,800* Primark Corp...................     193,937
     5,100* Progress Software Corp.........     165,112
     2,300* Project Software
             & Development.................      51,750

  NUMBER                                        MARKET
 OF SHARES                                      VALUE
 ---------                                   ----------
            INFORMATION PROCESSING - Continued
    11,000* PsiNet, Inc....................  $  118,250
     2,900  QuickResponse Services, Inc....     102,860
     1,500* Radisys Corp...................      39,843
     4,000* Rambus Inc.....................     154,625
    20,843* Rationale Software Corp........     317,856
     6,000* Remedy Corp....................      96,938
     2,320* Renaissance Worldwide Inc......      43,645
    12,000* S3, Inc........................      78,750
     5,900* Safeguard Scientifics, Inc.....     254,069
     4,000* Sandisk Corp...................      64,500
       900* Sapient Corp...................      40,275
     9,200* Sequent Computer Systems, Inc..     152,375
     8,800* Shiva Corp.....................      82,500
    12,958* Siebel Systems, Inc............     294,795
     2,600* Sipex Corp.....................      56,550
     7,200* SMART Modular Technologies.....      98,550
     3,500* Splash Technology Holdings.....      59,280
     2,700* SPSS, Inc......................      60,243
     8,100* Stratus Computer, Inc..........     292,105
     8,700* Structural Dynamic
             Research Corp.................     220,218
     3,100* Sykes Enterprises, Inc.........      64,712
    15,300* Symantec Corp..................     365,287
     9,650* System Software Associates.....      70,565
    10,000* Systems & Computer Technology..     256,250
     4,300* Systemsoft Corp................       8,062
     6,450* Technology Solutions Co........     194,708
     5,800* Transition Systems, Inc........     114,912
     2,900* Trident Microsystems, Inc......      20,300
     6,800* USCS International, Inc........     127,925
     9,400* Vanstar Corp...................     136,888
     3,600* Vantive Corp...................      96,750
     1,600* Veeco Instruments, Inc.........      47,000
    11,475* Veritas Software Corp..........     462,945
     4,400* Viasoft, Inc...................      67,925
     4,100* VideoServer, Inc...............      33,825
     5,100* Visio Corp.....................     239,063
     2,800* Volt Information
             Sciences, Inc.................      85,225
     3,200* Wall Data, Inc.................      41,400
     8,500* Wang Laboratories, Inc.........     204,000
     4,850* Wind River Systems Inc.........     160,656
     5,500* Xircom, Inc....................      86,281
     6,100* Yahoo!, Inc....................     667,950
     4,900* Zebra Technologies Corp.
             Class A.......................     188,038
                                             ----------
                                             22,528,819
                                             ----------

  NUMBER                                       MARKET
 OF SHARES                                      VALUE
 ---------                                   ----------
            INSURANCE - CASUALTY - 1.02%
     5,000* Acceptance Insurance Co., Inc..  $  115,000
     4,700  Baldwin & Lyons, Inc. Class B..     112,800
     2,600  Citizens Corp..................      83,525
     5,100  Commerce Group, Inc............     182,006
     4,500  E.W. Blanch Holdings, Inc......     169,313
     6,370  Frontier Insurance Group, Inc..     156,065
     4,473  Gainsco, Inc...................      32,708
     7,500  HCC Insurance Holdings, Inc....     160,312
     5,700* Highlands Insurance Group......     118,987
     3,600  NAC Re Corp....................     168,075
     1,100  Nymagic, Inc...................      32,175
     6,362  Orion Capital Corp.............     358,260
     1,500  RLI Corp.......................      78,188
     6,500* Risk Capital Holdings, Inc.....     161,688
     7,200  Selective Insurance Group......     189,900
     4,350  Trenwick Group Inc.............     165,300
     1,805  United Fire & Casualty Co......      69,493
     3,100  Vesta Insurance Group, Inc.....     163,331
                                             ----------
                                              2,517,126
                                             ----------

            INSURANCE - LIFE - 0.78%
     3,900  American Heritage Life Invest..      81,900
     2,500* Compdent Corp..................      36,875
     6,200  Hartford Life Inc. Class A.....     319,300
       300  Kansas City Life Insurance Co..      25,500
     4,300  Life USA Holding, Inc..........      69,606
       500* National Western Life Ins. Co.
              Class A......................      56,531
     1,900  Nationwide Financial Svcs Inc
             Class A.......................      82,531
     9,400  Presidential Life Corp.........     206,800
    10,850  Reinsurance Group of America...     541,144
     7,570  United Companies Financial.....     139,099
     7,650  W.R. Berkley...................     357,638
                                             ----------
                                              1,916,924
                                             ----------

            INSURANCE - MISCELLANEOUS - 1.35%
     5,512  ALLIED Group, Inc..............     232,193
     6,200* Amerin Corp....................     186,388
     4,100  Arthur J. Gallaher & Co........     176,813
     6,400  CMAC Investment Corp...........     387,200
     2,700  Capital Re Corp................     201,150
     9,000  Crawford & Co. Class B.........     163,125
     3,600  Executive Risk, Inc............     226,575
     5,364  Fidelity National Financial....     179,024

===============================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
24                                                                 May 31, 1998
===============================================================================

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------

            INSURANCE - MISCELLANEOUS - Continued
     5,700  Foremost Corp. of America......  $  140,363
     5,512  Fremont General Corp...........     315,218
     7,650  HSB Group Inc..................     336,600
     3,200  Harleysville Group.............      77,600
     3,250  Hilb, Rogal & Hamilton Co......      56,875
     2,747  Liberty Corp...................     138,207
     4,400  MMI Companies, Inc.............      97,350
    10,300* Mid Atlantic
             Med Services, Inc.............     133,255
       887  Poe & Brown Inc................      33,152
     4,200  SCPIE Holdings, Inc............     152,250
     4,100  Zenith National
             Insurance Corp................     117,619
                                             ----------
                                              3,350,957
                                             ----------

            INSURANCE - MULTILINE - 0.85%
     4,650  Alfa Corp......................      91,838
     5,278  American Annuity Group, Inc....     127,332
     6,253  AmerUs Life Holdings, Inc......     200,096
     4,400  Argonaut Group, Inc............     141,350
     5,600* CNA Surety Corp................      90,650
     3,495* Delphi Financial Group, Inc.
             Class A.......................     189,822
     7,800  FBL Financial Group, Inc.
             Class A.......................     218,888
     8,700  John Alden Financal Corp.......     192,488
     3,500  Life Re Corp...................     257,687
     1,050* Markel Corp....................     181,452
     2,000  Meadowbrook Insurance Group....      61,625
     5,191* Medical Assurance, Inc.........     143,401
     6,200  PennCorp Financial Group, Inc..     137,175
     3,000  United Wisconsin Services......      93,000
                                             ----------
                                              2,126,804
                                             ----------

            LEISURE TIME - 1.14%
     8,100* Acclaim Entertainment, Inc.....      52,144
     3,800* Action Performance Co., Inc....     105,688
     2,100* Anchor Gaming..................     191,100
     9,000* Boyd Gaming Corp...............      60,188
     6,000* Family Golf Centers, Inc.......     157,500
    11,000* Grand Casinos Inc..............     193,188
     8,500* Handleman Co...................     104,125
     6,100* Hollywood Park, Inc............      78,918
     5,000  Huffy Corp.....................      75,937
     6,200  Lewis Galoob Toys, Inc.........      68,588
     8,500  Polaris Industries, Inc........     297,500
     3,500  Premier Parks, Inc.............     185,937
     4,900* Rio Hotel & Casino Inc.........     106,575
     6,900* Sabre Group Holdings, Inc......     241,930

  NUMBER                                        MARKET
 OF SHARES                                      VALUE
 ---------                                   ----------
            LEISURE TIME - Continued
     4,800* Scotts Co. Class A.............  $  167,400
     6,100  Showboat Inc...................     186,812
     5,150* Signature Resorts, Inc.........      79,825
     5,200* Station Casinos, Inc...........      77,350
     5,800* Trump Hotels & Casino Resorts..      49,663
     5,700* Vail Resorts Inc...............     165,300
     3,300* Vistana, Inc...................      70,125
     5,800* WMS Industries Inc.............      25,738
     7,600  Winnebago Industries, Inc......      85,025
                                             ----------
                                              2,826,556
                                             ----------

            LODGING - 0.53%
    13,550* Bristol Hotel Co...............     359,075
     4,900* CapStar Hotel Co...............     143,325
    14,400  Choice Hotels Intl Inc.........     216,900
     4,100  Deltic Timber Corp.............     113,519
    12,600* Host Marriott Services Corp....     179,550
     4,400* Interstate Hotels Co...........     142,725
     7,939  Marcus Corp....................     140,421
     8,200* Prime Hospitality Corp.........     147,087
     4,300* Red Roof Inns, Inc.............      75,787
     7,000* Sunburst Hospitality Corp......      48,563
                                             ----------
                                              1,566,952
                                             ----------

            MACHINE TOOLS - 0.46%
     2,300  Chase Industries, Inc..........      71,156
     9,100  Cincinnati Milacron, Inc.......     272,431
     8,800* Gilead Sciences, Inc...........     284,900
     3,200  Gleason Corp...................      94,600
     5,000  OmniQuip International, Inc....     109,688
     2,900  PRI Automation Inc.............      58,816
     7,600  Roper Industries, Inc..........     252,225
                                             ----------
                                              1,143,816
                                             ----------

            MACHINERY - AGRICULTURE - 0.14%
     2,700  Allied Products Corp...........      58,050
     3,600  Lindsay Manufacturing Co.......     167,400
     3,100  Toro Co........................     108,306
                                             ----------
                                                333,756
                                             ----------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.68%
     5,400  Blount, Inc. Class A...........     152,213
     3,700* CDI Corp.......................     136,206
     7,600* Calpine Corp...................     135,375
     5,200  Columbus McKinnon Corp.........     151,450


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - Continued
     3,300  Granite Construction, Inc......  $   93,225
     3,900  J. Ray Mcdermott S.A...........     157,463
     5,300* Jacobs Engineering Group, Inc..     170,262
     5,300  Kaman Corp. Class A............      97,387
    10,000  Lennar Corp....................     265,000
     3,522* Morrison Knudsen Corp..........      41,824
     2,900  Stone & Webster, Inc...........     117,450
     5,600  TJ International Inc...........     162,050
                                             ----------
                                              1,679,905
                                             ----------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 2.30%
     7,350  AAR Corp.......................     194,315
     4,700  Albany International Corp.
             Class A.......................     136,300
     6,075  Applied Industrial Tech., Inc..     142,762
     6,450  Applied Power, Inc. Class A....     220,912
     1,600* Asyst Technologies, Inc........      26,400
     6,373  Baldor Electric Co.............     166,095
     7,080  Burlington Coat Factory Whse...     142,043
     7,900  DII Group, Inc.................     148,619
     5,400  Exide Corp.....................      97,538
    12,500  Flowserve Corp.................     362,500
     1,175  General Binding Corp...........      40,097
     6,750  Graco, Inc.....................     233,719
     5,800  Helix Technology Corp..........     103,313
     4,800  Hughes Supply, Inc.............     161,700
     9,250  IDEX Corp......................     342,250
     2,550* Insilco Corp...................     111,244
     4,700* Integrated Process Equipment...      65,213
     5,700* Ionics, Inc....................     255,075
     9,200  JLG Industries, Inc............     162,150
     5,100* Kulicke & Soffa Industries.....      87,338
     5,850  Lilly Industries, Inc.
             Class A.......................     114,075
     5,000  Lincoln Electric Holdings......     220,938
     4,275  Manitowoc CO.,Inc..............     175,275
     6,900  Newport News Shipbuilding......     193,200
     2,800  Nordson Corp...................     127,400
     6,040* Oak Industries Inc.............     210,645
       900* Osmonics Inc...................      13,331
     5,200  Regal-Beloit Corp..............     169,650
     3,100  Robbins & Myers, Inc...........      92,031
     3,800* SPS Technologies, Inc..........     222,775
     4,500  Scotsman Industries Inc........     128,531

===============================================================================
                SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
 May 31, 1998                                                              25
===============================================================================


    NUMBER                                      MARKET
  OF SHARES                                     VALUE
  ---------                                  ----------
            MACHINERY - INDUSTRIAL/
            SPECIALTY - Continued
     4,400* Specialty Equipment Companies..  $   96,800
     7,700  Stewart & Stevenson
             Services, Inc.................     159,775
     6,000* Stillwater Mining Co...........     145,500
     3,800  Tennant Co.....................     162,094
     6,700  Watts Industries, Inc.
             Class A.......................     156,194
     3,300* Zoltek Companies, Inc..........     100,650
                                             ----------
                                              5,688,447
                                             ----------

            MEDICAL TECHNOLOGY - 1.55%
     4,900* Affymetrix, Inc................     131,688
     4,800* Arqule, Inc....................      68,400
     2,200* Bio-Rad Laboratories, Inc.
             Class A.......................      69,850
     2,700* Biomatrix, Inc.................      91,800
     4,100* Cadus Pharmaceutical Corp......      24,088
     7,700* Creative BioMolecules, Inc.....      45,960
     3,800* Cytyc Corp.....................      63,650
     8,900  Dekalb Genetics Corp. Class B..     853,287
     7,875* Enzo Biochem, Inc..............     102,375
     5,900* Haemonetics Corp...............      89,975
     5,200  Heartport Inc..................      41,600
     3,900* Hologic, Inc...................      81,900
     4,200* I-STAT Corp....................      40,687
     7,400* Idexx Laboratories, Inc........     164,650
    26,600* Imatron, Inc...................      73,982
     1,235  Lab Holdings, Inc..............      27,787
     8,400* Liposome, Inc..................      51,712
     1,800* Lunar Corp.....................      32,737
     2,700* Myriad Genetics, Inc...........      54,337
     8,400* NABI, Inc......................      30,450
     5,800* Neopath, Inc...................      73,588
     6,300* Neurex Corp....................     176,794
     7,400* Neuromedical Systems, Inc......      11,563
     9,218* Organogenesis, Inc.............     233,907
     2,700* Perclose, Inc..................      68,513
    13,700  Pharmerica Inc.................     166,969
     3,800* Protein Design Labs, Inc.......      95,475
    12,200  Psychemedics Corp..............      68,625
     5,700* Quest Diagnostics Inc..........     123,619
     3,400* Sabratek Corp..................      89,250
    11,124* Scios Nova Inc.................     104,288
     5,350* Serologicals Corp..............     157,825
     3,700* Thermo Cardiosystems, Inc......      83,250
     3,400* ThermoTrex Corp................      67,575
     3,800* Transkaryotic Therapies, Inc...     114,000
     5,400* US Bioscience, Inc.............      50,625
                                             ----------
                                              3,826,781
                                             ----------


   NUMBER                                       MARKET
  OF SHARES                                     VALUE
  ---------                                  ----------
            MERCHANDISE - DRUG - 0.38%
     3,300* Express Scripts, Inc. Class A..  $  253,893
     7,600  Longs Drug Stores Corp.........     230,375
     5,700  Medimmune, Inc.................     284,288
    16,500* Perrigo Co.....................     181,500
                                             ----------
                                                950,056
                                             ----------

            MERCHANDISE - SPECIALTY - 3.53%
     5,100* APAC Teleservices, Inc.........      46,378
     2,700* Advanced Energy Industries.....      38,475
     1,100* Amazon.com, Inc................      96,938
     4,200* Ames Department Stores, Inc....     103,688
     6,818  Arctic Cat, Inc................      62,214
     5,500* Avid Technology, Inc...........     222,922
    11,800* BJ's Wholesale Club Inc........     466,100
    17,200* Best Buy Co., Inc..............     561,150
     1,600* Bush Boake Allen, Inc..........      47,200
    13,000  Caseys General Stores, Inc.....     184,438
     6,567  Cash America International.....     110,818
     7,500* Central Garden & Pet Co........     221,719
    24,700  Charming Shoppes, Inc..........     125,044
     3,000* Cole National Corp. Class A....     116,438
     5,600* Compucom Systems, Inc..........      40,950
     1,000* Copart, Inc....................      17,938
     2,900  Cross (A.T.) Co. Class A.......      33,531
     4,200* Daisytek International Corp....     107,100
     4,500* Department 56, Inc.............     165,094
     5,900* Eagle Hardware & Garden, Inc...     107,306
     4,500  Enesco Group Inc...............     137,531
    12,200  Fingerhut Companies, Inc.......     357,613
     3,150* Fossil, Inc....................      60,933
     5,200* Franklin Covey Co..............     104,000
     5,000* Friedman's, Inc. Class A.......      98,750
     5,950* Garden Ridge Corp..............     104,125
     6,100* Gibson Greetings, Inc..........     147,163
     7,200* Graham Field Health Products...      42,300
     2,600* Guitar Center, Inc.............      68,738
     8,800  Hancock Fabrics, Inc...........     116,600
     3,105  Hancock Holding Co.............     175,044
     8,300* Homebase, Inc..................      72,106
     3,200* Inacom Corp....................     103,800
     7,800  Jostens, Inc...................     196,950
     3,578  K2, Inc........................      71,560
     2,000* Knoll, Inc.....................      63,125
     3,700  LabOne, Inc....................      65,675
     5,500* Michaels Stores, Inc...........     164,656
     5,200* MicroAge, Inc..................      70,200
     7,300* Micro Warehouse, Inc...........     127,750


    NUMBER                                      MARKET
  OF SHARES                                      VALUE
  ---------                                    --------
            MERCHANDISE - SPECIALTY - Continued
     4,000* Nu Skin Asia Pacific, Inc.
             Class A.......................    $104,000
     7,000* Paragon Trade Brands, Inc......      33,250
     4,000* Petco Animal Supplies, Inc.....      77,500
     5,900  Price Enterprises Inc..........     105,093
     9,300* Rexall Sundown, Inc............     311,550
     2,700  Russ Berrie and Co. Inc........      68,175
     7,400* Seitel, Inc....................     125,800
     9,600* Sitel Corp.....................      60,000
     9,300  Sotheby's Holdings, Inc.
             Class A.......................     213,900
     1,614  South Jersey Industries, Inc...      44,081
     6,200* Spiegel, Inc. Class A..........      32,937
     8,050* Sports Authority, Inc..........     121,252
     7,300  Sturm, Ruger & Co. Inc.........     135,962
    18,700* Sunglass Hut International.....     227,906
     3,500* Tractor Supply Co..............      84,438
     6,500* Twinlab Corp...................     241,313
    33,150* US Office Products, Co.........     561,478
     4,300* United Stationers Inc..........     256,388
     3,300  Unitog Co......................      75,488
     2,100* West Marine, Inc...............      40,294
    11,800* Williams-Sonoma, Inc...........     325,975
     8,600* Zale Corp......................     266,063
                                             ----------
                                              8,736,903
                                             ----------

            MERCHANDISING - DEPARTMENT - 0.63%
     1,300* Alexander's, Inc...............     114,806
    19,272  Pier 1 Imports, Inc............     463,732
    21,667* Proffit's Inc..................     850,430
     7,500* Stein Mart, Inc................     118,125
                                             ----------
                                              1,547,093
                                             ----------

            MERCHANDISING - FOOD - 0.70%
     4,500  Dominick's Supermarkets, Inc...     194,063
        75  Farmer Bros. Co................      15,000
     9,400  Fleming Companies, Inc.........     179,188
     6,500  Great Atlantic &
             Pacific Tea Co., Inc..........     208,000
     3,700* IHOP Corp......................     149,850
     1,500  Ingles Markets, Inc. Class A...      18,750
     2,875  NashFinch Co...................      48,515
     6,700  Ruddick Corp...................     119,762
     1,600  Sanderson Farms, Inc...........      18,600
     5,000* ShowBiz Pizza Time, Inc........     177,500
     3,000  Smart & Final Inc..............      56,250
     7,400* Smithfield Foods, Inc..........     199,800
     6,300* Whole Foods Market, Inc........     346,500
                                             ----------
                                              1,731,778
                                             ----------

===============================================================================
        SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
 26                                                                MAY 31, 1998
===============================================================================


    NUMBER                                        MARKET
  OF SHARES                                       VALUE
  ---------                                     ----------
            MERCHANDISING - MASS - 0.13%
     4,900* Global Directmail Corp............  $  101,063
    34,000  Service Merchandise Co., Inc......      72,250
     4,500* ShopKo Stores, Inc................     156,937
                                                ----------
                                                   330,250
                                                ----------

            METALS - ALUMINUM - 0.27%
     5,300* ACX Technologies, Inc.............     120,243
     8,300  Century Aluminum Co...............     124,500
     5,700  Commonwealth Industries, Inc......      83,363
     4,400  IMCO Recycling, Inc...............      83,325
     5,500* Kaiser Aluminum Corp..............      57,063
     2,300  Tredegar Industries, Inc..........     198,950
                                                ----------
                                                   667,444
                                                ----------

            METALS - COPPER - 0.11%
     3,700* Essex International, Inc..........      90,881
     5,000* Wolverine Tube, Inc...............     182,500
                                                ----------
                                                   273,381
                                                ----------

            METALS - MISCELLANEOUS - 0.59%
     3,337  A.M. Castle & Co..................      75,082
     6,100  Brush Wellman Inc.................     148,687
     4,033  Commercial Metals Co..............     123,763
     1,267* Freeport McMoran Sulphur..........      17,580
    19,700  Hecla Mining Co...................      99,731
     7,800  Kennametal, Inc...................     375,375
     4,050  Material Sciences Corp............      40,753
     4,500* RMI Titanium Co...................      96,469
     5,000* Ryerson Tull, Inc. Class A........     105,000
     7,900* Steel Dynamics, Inc...............     153,063
     5,900  Titanium Metals Corp..............     143,444
     1,300  Tremont Corp......................      73,125
                                                ----------
                                                 1,452,072
                                                ----------

            METALS - STEEL - 1.18%
    14,200  AK Steel Holding Corp.............     264,475
     3,000* Acme Metals, Inc..................      23,625
     2,400  Amcast Industrial Corp............      51,750
    25,300* Armco Inc.........................     137,569
     8,600  Birmingham Steel Corp.............     120,400
     4,500  Carpenter Technology Corp.........     238,500
     1,800  Citation Corp.....................      34,425
     2,800  Cleveland-Cliffs Inc..............     148,225
     3,650  Commercial Intertech Corp.........      69,350
     3,000* Gibraltar Steel Corp..............      65,250


    NUMBER                                         MARKET
  OF SHARES                                        VALUE
  ---------                                     ----------
            METALS - STEEL - Continued
     4,200* Intermedia Communications, Inc....  $  311,325
     7,200  Intermet Corp.....................     140,400
     4,500  J & L Specialty Steel, Inc........      31,500
     6,100  Lukens Inc........................     195,581
     9,800* Mueller Industries, Inc...........     303,800
     7,400  National Steel Corp. Class B......     116,550
     5,400  Oregon Steel Mills, Inc...........     130,613
     3,700  Quanex Corp.......................     114,931
     2,100  Reliance Steel & Aluminium Co.....      80,194
     6,000  Rohn Industries, Inc..............      26,250
     3,300* Shiloh Industries, Inc............      70,331
     7,700  Valmont Industries, Inc...........     154,000
     4,800* Wyman-Gordon Co...................      95,400
                                                ----------
                                                 2,924,444
                                                ----------

            MISCELLANEOUS - 2.52%
     2,900* Abacus Direct Corp................     145,363
     4,800* Alternative Resources Corp........      97,800
     9,300  AMCOL International Corp..........     127,875
     4,500* AMERCO, Inc.......................     146,250
     4,600  Arch Coal, Inc....................     111,263
     5,200* Associated Group, Inc.
             Class A..........................     183,950
     2,800* Avondale Industries, Inc..........      78,750
     5,000* Bacou U.S.A., Inc.................      94,375
     7,600* Billing Concepts Corp.............     176,700
     3,500* Borg-Warner Security Corp.........      77,219
    11,750* Brightpoint, Inc..................     185,797
     3,400* Caribiner International, Inc......      75,225
     1,950  Central Parking Corp..............      87,384
     4,500* Century Business Services.........      77,344
     3,300* Clin Trials, Inc..................      17,944
     4,500* Coach USA, Inc....................     193,781
     1,800* Coinmach Laundry Corp.............      43,875
     3,800  Computer Learning Centers.........      65,075
     6,700* DeVry, Inc........................     266,744
     3,600* Encad, Inc........................      38,025
     2,100* Equity Corp. International........      49,875
     6,600* Firearms Training Systems.........      28,257
     3,758* Gemstar Group Ltd.................     163,473
     4,100* Hvide Marine, Inc. Class A........      62,013
     1,275* ITT Educational Services, Inc.....      36,338
     1,800  Matthews International Corp.
             Class A..........................      89,438
     3,000* Metzler Group, Inc................      83,813
     2,850  Pinkerton's, Inc..................      59,494
     6,800  Prepaid Legal Services, Inc.......     241,400
     2,900  The Profit Recovery Group.........      71,050
     4,700  Regis Corp........................     131,600

    NUMBER                                         MARKET
  OF SHARES                                        VALUE
  ---------                                     ----------
            MISCELLANEOUS - Continued
     5,800* Romac International, Inc..........  $  163,488
     3,100* Samsonite Corp....................      89,125
     7,500* Scott Technologies Inc -
             Cl A Class A.....................     110,625
     5,800* Sola International, Inc...........     229,462
     9,225* Sylvan Learning Systems, Inc......     281,362
     4,200* Triangle Pharmaceuticals, Inc.....      65,887
     4,200* Turbochef, Inc....................      37,275
     3,600* U.S. Rentals, Inc.................     116,775
     7,700  Valhi, Inc........................      75,555
     5,300* Veritas DGC Inc...................     274,605
     5,000* Veterinary Centers of America.....      94,375
     5,000  Wackenhut Corp....................     110,312
     3,900* Wackenhut Corrections Corp........      94,575
    10,700  Washington Water Power Co.........     230,718
     6,600* West Teleservices Corp............      90,750
     4,500* Westell Technologies, Inc.
             Class A..........................      44,437
     5,600  Westinghouse Air Brake Co.........     154,700
     3,100* Whittman-Hart, Inc................     126,713
     3,500  Woodward Governor Co..............     101,500
     5,100* World Access, Inc.................     160,013
     9,800* Xlyan Corp........................     236,425
     4,700* Zitel Corp........................      37,453
                                                ----------
                                                 6,233,620
                                                ----------

            MOBILE HOMES - 0.54%
    12,352* Champion Enterprises, Inc.........     332,732
     3,800  Coachmen Industries, Inc..........      90,488
     8,800  Fleetwood Enterprises, Inc........     352,000
     2,500  McGrath Rentcorp..................      51,875
    12,400  Oakwood Homes Corp................     337,125
     4,200  Skyline Corp......................     122,325
     1,575  Thor Industries, Inc..............      43,607
                                                ----------
                                                 1,330,152
                                                ----------

            NATURAL GAS - DIVERSIFIED - 0.7 2%
     8,450  Atmos Energy Corp.................     259,838
     6,100  Bay State Gas Co..................     232,181
     4,800  Eastern Enterprises...............     192,600
     4,500  Laclede Gas Co....................     111,375
     4,500  New Jersey Resources Corp.........     161,719
     2,200* Southern Union Co.................      58,850
    10,300  Southwest Gas Corp................     225,313
     8,300  UGI Corp..........................     210,094
     4,400  WICOR, Inc........................     201,300
     7,300  Western Gas Resources, Inc........     118,168
                                                ----------
                                                 1,771,438
                                                ----------

===============================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                 27
===============================================================================

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------

            OIL - INTEGRATED DOMESTIC - 0.21%
     7,875  Cross Timbers Oil Co...........  $  136,336
    12,700  Quaker State Corp..............     215,106
     9,100* Tesoro Petroleum Corp..........     175,744
                                             ----------
                                                527,186
                                             ----------

            OIL - SERVICE - PRODUCTS - 0.73%
     7,950* Barrett Resources Corp.........     276,759
     3,100  Getty Realty Corp..............      67,619
     5,800* Global Industrial
             Technologies..................      98,238
    13,000* Global Industries, Inc.........     277,063
    32,300* Kelley Oil & Gas Corp..........      72,675
     6,800* Lone Star Technologies, Inc....     129,200
     1,500* Maverick Tube Corp.............      22,687
    20,100* Parker Drilling Co.............     169,594
    12,100* Pride International, Inc.......     271,494
     6,300* TransMontaigne Oil Co..........     101,981
     4,900* Trico Marine Services, Inc.....      96,775
     8,326* Varco International, Inc.......     216,996
                                             ----------
                                              1,801,081
                                             ----------

            OIL - SERVICES - 0.60%
     3,800* Cliffs Drilling Company........     156,750
     2,800* Key Energy Group, Inc..........      46,025
     6,400  Lomak Petroleum, Inc...........      77,600
    13,900* Marine Drilling
             Companies, Inc................     261,494
     7,200  Mascotech, Inc.................     176,400
     6,500* Oceaneering
             International, Inc............     139,750
     7,100* Offshore Logistics, Inc........     144,663
     5,850  Pennsylvania Enterprises, Inc..     152,100
     4,800  Pool Energy Services Co........      97,800
    10,700* Tuboscope Inc..................     242,087
                                             ----------
                                              1,494,669
                                             ----------

            OIL/GAS PRODUCERS - 1.40%
     3,800* Atwood Oceanics, Inc...........     196,650
       160* Aztec Energy Corp..............           0
       683* Bayard Drilling Technologies...       7,556
     8,300* Benton Oil and Gas Co..........      86,631
     4,500  Berry Petroleum Co. Class A....      64,125
     7,600  Cabot Oil & Gas Corp. Class A..     153,900
    17,416  Chesapeake Energy Corp.........      75,106
     4,200  Comstock Resources, Inc........      42,000
     6,700  Devon Energy Corp..............     245,806
    10,100  Equitable Resources, Inc.......     287,850
     3,700* Forcenergy, Inc................      68,913
     8,000* Forest Oil Corp................     115,000

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------
            OIL/GAS PRODUCERS - Continued
    23,100* Grey Wolf, Inc.................  $   89,513
     2,491* Gulfport Energy Corp...........       3,347
    23,000* Harken Energy Corp.............     123,625
     1,400  Holly Corp.....................      38,325
    11,600* Input/Output, Inc..............     255,200
     5,900  KCS Energy, Inc................      70,063
     2,800* Louis Dreyfus Natural
             Gas Corp......................      49,000
     8,500* Newfield Exploration Co........     190,187
     6,100* Nuevo Energy Co................     198,250
     6,000* Patterson Energy, Inc..........      67,125
     3,300* Plains Resources, Inc..........      63,112
     3,400  St. Mary Land & Exploration....      92,650
    10,200  Snyder Oil Corp................     197,625
     4,200* Stone Energy Corp..............     148,837
     5,610* Swift Energy Co................     101,331
     6,800* Titan Exploration, Inc.........      55,250
     8,200  Tom Brown, Inc.................     137,350
     3,800* Unit Corp......................      29,688
    10,800  Vintage Petroleum, Inc.........     195,750
                                             ----------
                                              3,449,765
                                             ----------
            PAPER/FOREST PRODUCTS - 0.56%
     5,800* American Pad & Paper Co........      38,425
     7,200* Buckeye Technologies Inc.......     162,450
     6,300  Caraustar Industries, Inc......     193,331
     6,000  P. H. Glatfelter Co............      97,875
    12,600  Longview Fibre Co..............     207,900
     4,700  Pope & Talbot, Inc.............      63,744
     4,000  Schweitzer-Mauduit Inc.........     132,250
     3,700  Standard Register Co...........     133,431
     2,300  Universal Forest Products......      39,532
    14,334  Wausau-Mosinee Paper Corp......     306,389
                                             ----------
                                              1,375,327
                                             ----------

            PHOTOGRAPHY - 0.21%
     2,220  CPI Corp.......................      56,888
     6,600* Panavision, Inc................     174,075
     6,100  Photronics Inc.................     160,887
     2,000* Seattle Filmworks, Inc.........      17,250
     5,900* Ultratech Stepper, Inc.........     119,475
                                             ----------
                                                528,575
                                             ----------
            POLLUTION CONTROL - 0.94%
    28,800* Allied Waste Industries, Inc...     763,200
       546  Arcadis N.V....................       6,279
     3,450* Cuno, Inc......................      70,078
     8,700  Calgon Carbon Corp.............      92,981


  NUMBER                                       MARKET
 OF SHARES                                      VALUE
 ---------                                   ----------

            POLLUTION CONTROL - Continued
     7,700  Dames & Moore, Inc.............  $   99,619
    55,240* Laidlaw Environmental Srv Inc..     214,055
     1,625  Mine Safety Appliances Co......     116,086
       737* NCS Corp.......................       1,497
    19,000* Newpark Resources, Inc.........     345,563
     5,200  OHM Corp.......................      70,850
     5,600* Superior Services, Inc.........     171,500
     6,500* Tetra Tech, Inc................     143,000
     6,600* Thermo TerraTech, Inc..........      31,350
     4,900  Zurn Industries, Inc...........     203,350
                                             ----------
                                              2,329,408
                                             ----------

            PUBLISHING - NEWS - 0.27%
     4,700  Media General, Inc. Class A....     216,200
     7,400* Network Equipment
             Technologies..................     116,088
     3,833  Pulitzer Publishing Co.........     339,220
                                             ----------
                                                671,508
                                             ----------

            PUBLISHING/PRINTING - 1.23%
     5,500  American Business Products.....     122,375
     7,750  Banta Corp.....................     245,578
     3,400* Berlitz International, Inc.....      94,350
     6,000* Big Flower Holdings, Inc.......     184,125
     4,300  Bowne & Co., Inc...............     184,094
     2,900* Consolidated Graphics, Inc.....     148,444
     8,700* Golden Books Family
             Entertainment, Inc                  70,144
    11,400  John H. Harland Co.............     204,488
     7,000  Houghton Mifflin Co............     243,250
     3,300  John Wiley & Sons, Inc.
             Class A                            178,200
    14,200  Journal Register Co............     284,000
     5,975  McClatchy Company Class A......     177,383
     5,600  Merrill Corp...................     126,700
     4,700  New England Business Service...     153,043
     4,200* Scholastic Corp................     168,000
     2,800* Scientific Games Holdings......      59,150
    14,400* Topps Co. Inc..................      49,500
     6,509  Thomas Nelson, Inc.............      84,210
     8,400* World Color Press, Inc.........     252,525
                                             ----------
                                              3,029,559
                                             ----------

            RAILROAD - 0.10%
     1,200  Florida East Coast Industries..     149,700
     3,500* Motivepower Industries, Inc....      96,906
                                             ----------
                                                246,606
                                             ----------

===============================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
28                                                                 May 31, 1998
===============================================================================

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------

            REAL ESTATE - 0.57%
     2,300* Avatar Holdings, Inc...........  $   62,388
     3,700* CB Richard Ellis Services......     124,413
     3,800* Castle & Cooke, Inc............      71,725
     5,675  Cousins Properties, Inc........     173,442
     2,100  Forest City
             Enterprises, Inc. Class A.....     118,387
     7,200* Grubb & Ellis Co...............      86,400
     7,800* Insignia Financial
             Group, Inc.  Class A..........     191,587
     7,100  LNR Property Corp..............     183,712
     8,800  Merry Land & Investment Co.....     195,250
     7,467  Republic Bancorp Inc...........     140,940
     2,100  Tejon Ranch Co.................      56,044
                                             ----------
                                              1,404,288
                                             ----------

            REAL ESTATE INVESTMENT
            TRUSTS - 7.20%
     7,000  Amli Residential Properties....     157,063
     8,300  American General Hospitality...     197,125
     5,300  American Health Properties Com-
             Core Group....................     147,075
     8,600  Apartment Investment & Mgt. Co
             Class A.......................     335,400
    13,100  Arden Realty, Inc..............     359,431
     2,800  Associated Estates Realty......      53,200
     7,600  Avalon Properties, Inc.........     213,750
     8,230  BRE Properties, Inc. Class A...     218,095
     8,600  Bay Apartment
             Communities, Inc..............     316,050
     3,200  Bedford Prpty Investors, Inc...      61,600
     9,200  Berkshire Realty Co., Inc......     110,975
     5,373  Bradley Real Estate, Inc.......     112,161
     2,300  Burnham Pacific Properties.....      32,344
     9,600  CBL & Associates Properties....     235,800
    16,241  Camden Property Trust..........     496,366
     6,500  Capstone Capital Corp..........     151,531
    17,850  Capstead Mortgage Corp.........     325,763
     2,800  CenterPoint Properties Corp....      94,850
     5,400  Charles E. Smith, Realty Inc...     174,825
     8,900  Chateau Communities, Inc.......     263,663
     3,200  Chelsea GCA Properties.........     128,200
     8,400  Colonial Properties Trust......     255,150
     9,800  Commercial Net Lease Realty....     157,413
    23,500  Cornerstone Properties, Inc....     411,250
    10,800  Cornerstone Reality Income.....     127,575
     7,800  Criimi Mae, Inc................     118,950
     6,100  Crown American Realty Trust....      61,763
     7,200  Developers Diversified Realty..     282,150

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------
            REAL ESTATE INVESTMENT
            TRUSTS - Continued
    10,400  Dynex Capital, Inc.............  $  124,150
       800  EastGroup Properties, Inc......      16,050
    12,500  Equity Inns, Inc...............     178,906
     4,900  Essex Property Trust, Inc......     159,250
     3,900* Excel Legacy Corp..............      19,988
     3,900  Excel Realty Trust, Inc........     106,275
    13,400  Federal Realty
             Investment Trust..............     331,650
     7,600  FelCor Suite Hotels, Inc.......     261,725
    11,100  First Industrial Realty Trust..     344,100
     4,000  First Union Real Estate........      43,750
     8,200  Franchise Finance Corp.........     213,200
     4,800  Gables Residential Trust.......     133,800
     7,000  General Growth Properties......     259,000
     6,400  Glenborough Realty Trust, Inc..     180,000
     5,800  Glimcher Realty Trust..........     120,713
     9,600  Health Care Property
             Investors.....................     337,800
     3,500  Healthcare Realty Trust, Inc...      99,094
     3,500  Health Care REIT, Inc..........      90,344
    15,800  Highwoods Properties, Inc......     521,400
     2,600  Home Properties of NY, Inc.....      69,550
     3,892  Horizon Group, Inc.............      43,299
     5,300  Hospitality Properties Trust...     165,625
    11,300  IRT Property Co................     128,537
    15,300  Indymac Mortgage Holdings......     362,418
     3,700  Innkeepers USA Trust...........      51,568
     4,100  Irvine Apartment Communities...     122,487
     5,400  JDN Realty Corp................     175,500
     3,300  JP Realty, Inc.................      75,487
     4,400  Kilroy Realty Corp.............     115,225
     7,200  Koger Equity, Inc..............     151,200
     5,800  LTC Properties, Inc............     116,362
    11,400  Liberty Property Trust.........     301,387
     3,200  MGI Properties.................      77,800
     3,500  Macerich Co....................      94,500
    15,100  Mack Cali Realty Corp..........     543,600
     8,500  Manufactured Home Communities..     211,968
    11,300  Meridian Indust. Trust, Inc....     262,725
     5,300  Mid-Amer Apartment
             Communities...................     142,768
     8,800  Mills Corp.....................     217,250
     4,300  National Golf Properties, Inc..     129,268
     5,600  National Health
             Investors, Inc................     197,750
    10,500  Nationwide Health Properties...     252,000
     6,300  Ocwen Asset Investment Corp....     107,100
     4,586  Omega Healthcare Investors.....     157,930

  NUMBER                                       MARKET
 OF SHARES                                      VALUE
 ---------                                   ----------
            REAL ESTATE INVESTMENT
            TRUSTS - Continued
     8,300  Pacific Gulf Properties, Inc...  $  180,525
     4,500  Pennsylvania Real Estate Inv...     106,031
     9,482  Post Properties, Inc...........     389,947
     7,000  Prentiss Properties Trust......     178,938
     4,700  Price REIT, Inc................     224,131
     1,700  Prime Retail, Inc..............      22,419
     9,000  RFS Hotel Investors, Inc.......     178,875
     5,800  Realty Income Corp.............     154,063
     7,400  Reckson Associates
             Realty Corp...................     184,075
     2,500  Redwood Trust, Inc.............      58,594
     5,300  Regency Realty Corp............     129,850
     2,900  Saul Centers, Inc..............      50,388
     5,200* Security Capital
             Atlantic, Inc.................     116,025
       369  Security Capital Group
             (Warrants)....................         369
     6,800  Shurgard Storage
             Centers, Inc. Class A.........     195,075
     1,600  Sovran Self Storage, Inc.......      43,700
     6,200  Storage USA, Inc...............     230,563
     5,800  Storage Trust Realty...........     139,925
     5,600  Summit Properties, Inc.........     111,650
     7,100  Sun Communities, Inc...........     240,956
     5,300  Sunstone Hotel Investors, Inc..      76,188
     7,700  Taubman Centers, Inc...........     105,394
     6,200  Thornburg Mortgage Asset Corp..      87,188
    10,000  Town & Country Trust...........     164,375
     3,600  TriNet Corporate Realty Trust..     125,550
     3,600  Universal Health Realty Income.      70,425
     7,100  Urban Shopping Centers, Inc....     234,300
     6,300  Walden Residential Properties..     152,775
     7,900  Washington Real Estate Inv.....     139,731
     7,200  Weeks Corp.....................     229,950
     4,300  Western Investment
             Real Estate...................      59,125
                                             ----------
                                             17,795,117
                                             ----------

            RESTAURANTS - 1.41%
     7,562  Apple South, Inc...............      99,251
     7,850  Applebees International, Inc...     191,344
    10,400  Bob Evans Farms, Inc...........     221,650
    17,100* Brinker International, Inc.....     371,925
    14,880* Buffets, Inc...................     242,730
    11,145  CKE Restaurants, Inc...........     353,854
     4,200  The Cheesecake Factory.........      84,788
     2,500* Consolidated Products, Inc.....      49,531
     9,900* Foodmaker, Inc.................     167,063
     7,100* Landrys Seafood Restaurants....     160,860


===============================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                 29
===============================================================================

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------

            RESTAURANTS - Continued
     7,600* Lone Star Steakhouse & Saloon..  $  128,250
     5,900  Luby's Cafeterias, Inc.........     109,150
     2,700  Morrison Health Care, Inc......      46,238
     6,800* NPC International, Inc.........      84,150
     4,625* Papa Johns International, Inc..     192,516
     7,800* Rainforest Cafe, Inc...........     108,469
    11,800  Ruby Tuesday, Inc..............     189,538
    15,600* Ryan's Family Steak Houses.....     158,925
     5,000* Sbarro, Inc....................     146,250
    16,200* Shoney's, Inc..................      71,887
     7,125* Sonic Corp.....................     147,398
     6,100* Triarc Companies Inc. Class A..     148,686
                                             ----------
                                              3,474,453
                                             ----------


            SAVINGS & LOAN - 1.63%
     5,020  ALBANK Financial Corp..........     261,040
     6,540  Astoria Financial Corp.........     359,905
     6,000  Bay View Capital Corp..........     193,500
     6,150  CitFed Bancorp, Inc............     304,041
     5,200* Coast Federal Litigation-CVF...      77,350
     5,200  Dime Community Bancorp, Inc....     150,800
     5,155  Downey Financial Corp..........     170,759
       600  First Financial Holdings, Inc..      13,875
     4,700  First Indiana Corp.............     113,975
     3,913  First Source Bancorp Inc.......      39,619
     4,500  FirstFed Financial Corp........     220,781
     4,000  HFNC Financial Corp............      50,500
     2,900  JSB Financial, Inc.............     168,563
     2,600  Klamath First Bancorp..........      51,513
     7,600  Long Island Bancorp, Inc.......     469,538
     4,132  MAF Bancorp, Inc...............     155,983
    18,184  Peoples Heritage
             Financial Grp.................     409,140
     7,625  Provident Bankshares Corp......     238,281
     3,748  Queens County Bancorp, Inc.....     164,911
       400  Reliance Bancorp, Inc..........      15,275
     2,100  St Francis Capital Corp........      86,625
     7,100  TR Financial Corp..............     317,725
                                             ----------
                                              4,033,699
                                             ----------

            SECURITIES RELATED - 1.17%
     3,300  Dain Rauscher Corp.............     187,275
     8,200* E*Trade Group, Inc.............     177,325
     3,100  Enhanced Financial Services....     201,888
     8,017  Financial Security Assurance...     475,007
     5,600* Hambrecht & Quist Group........     172,200
     3,099  Investors Financial Services...     154,950


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------
            SECURITIES RELATED - Continued
     4,800  Jefferies Group, Inc...........  $  220,800
     5,333  Legg Mason, Inc................     321,647
     6,600  McDonald & Co
             Investments, Inc..............     198,000
     9,150  Morgan Keegan, Inc.............     209,878
     5,400  Pioneer Group, Inc.............     153,562
     9,150  Raymond James Financial Inc....     276,787
     1,700* White River Corp...............     151,725
                                             ----------
                                              2,901,044
                                             ----------

            SEMICONDUCTOR EQUIPMENT - 0.02%
     3,000* ATMI Inc.......................      54,375


            SEMICONDUCTORS - 1.04%
     6,300* Actel Corp.....................      80,325
     6,200* Alliance Semiconductor Corp....      29,838
     6,500* Altron, Inc....................      71,906
     3,600* Anadigics, Inc.................      51,975
     9,300* Burr Brown Corp................     238,604
    13,400  Cirrus Logic, Inc..............     134,000
     3,100  Cohu, Inc......................      95,325
     6,650* Credence Systems Corp..........     139,650
     6,400* Cymer Inc......................     121,800
    12,600* DSP Communications, Inc........     231,525
     5,300* ESS Technology, Inc............      24,015
     5,700* Etec Systems, Inc..............     208,405
     4,300* Electroglas, Inc...............      58,587
     8,000* FSI International, Inc.........      92,000
     2,900* Fusion Systems Corp............         272
    11,000* International Rectifier Corp...     116,188
     9,300* Level One Communications, Inc..     248,194
     4,600* MRV Communications, Inc........     106,950
    11,000* Ramtron International Corp.....      44,344
     2,950* SDL, Inc.......................      64,900
     7,400* Silicon Valley Group Inc.......     135,513
     3,400* Siliconix, Inc.................      91,588
     1,600* Speedfam International, Inc....      31,200
     2,700* Triquint Semiconductor, Inc....      61,088
     6,200* Unitrode Corp..................      80,988
                                             ----------
                                              2,559,180
                                             ----------

            TELECOMMUNICATIONS - 3.00%
     7,100  ABM Industries, Inc............     196,581
     6,000* Adtran, Inc....................     145,875
     4,600* Aerial Communications, Inc.....      27,888
    14,100* Aspect Telecommunications Co...     363,956
       700* CKS Group, Inc.................      14,000

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------
            TELECOMMUNICATIONS - Continued
     5,250* Cellular Communications Int'l..  $  247,406
     4,200* CellStar Corp..................     126,394
    12,800* CellNet Data Systems, Inc......     129,600
     8,180* Cellular Technical Services....       8,180
     4,800* Centennial Cellular Corp.
             Class A.......................     168,000
     3,700* Cidco, Inc.....................      30,063
     3,500* Coherent Communications........     165,594
    14,900  COMSAT Corp....................     519,638
     3,200* CoreComm Inc...................      68,000
    13,400* Glenayre Technologies, Inc.....     205,187
     7,100* HighwayMaster Communications...      25,737
     5,000* IXC Communications, Inc........     217,968
     5,200  Inter-Tel, Inc.................      97,662
     5,400* InterVoice, Inc................      71,550
     4,300* Itron, Inc.....................      66,380
     2,750  MasTec, Inc....................      56,719
     9,000  McLeodUSA, Inc. Class A........     373,500
     2,794* Millicom International
             Cellula.......................     108,617
     6,766* NTL Inc........................     274,869
     3,200* Natural Microsystems Corp......      68,500
     1,600  North Pittsburgh Systems.......      25,200
     7,300* Omnipoint Corp.................     150,106
     1,900* Pacific Gateway Exchange, Inc..      80,988
    12,500* PageMart Wireless, Inc.
             Class A.......................     113,281
    29,700* Paging Network, Inc............     406,519
     4,400  Plantronics, Inc...............     201,300
        74  Porta Systems Corp.............         315
     7,800  Premisys Communications Inc....     194,269
     4,800  Premier Technologies, Inc......     114,600
     6,640* PriCellular Class A............      90,055
     3,500* Proxim, Inc....................      45,938
     1,200* Quintel Entertainment, Inc.....       6,525
     7,000* RCN Corp.......................     150,500
     4,900* Sanmina Corp...................     381,588
    12,400* Skytel Communications Inc......     280,550
     9,100* Symmetricom, Inc...............      57,444
     1,900* Tekelec........................      84,431
     7,700* Tel-Save Holdings, Inc.........     152,075
     3,455* Teleport Communications
             Gro Cl A......................     193,238
     4,100* Transaction Network Services...      83,538
     8,200* Vanguard Cellular
             Systems, Inc. Class A.........     147,088
    17,000* Western Wireless Corp Class A..     314,500
     8,800* WinStar Communications, Inc....     330,000
     8,600* Wireless Telecom Group.........      30,100
                                             ----------
                                              7,412,012
                                             ----------

===============================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
30                                                                 May 31, 1998
===============================================================================

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------

            TEXTILE - PRODUCTS - 0.66%
    14,200* Burlington Industries, Inc.....  $  249,388
     6,100* Cone Mills Corp................      58,713
     4,100  Culp, Inc......................      71,750
     5,500* Fabri-Centers of
             America, Inc. Class A.........     162,250
     4,750  G & K Services, Inc. Class A...     185,250
     7,650  Guilford Mills, Inc............     206,550
     6,600* Lydall, Inc....................     115,500
     8,100* Mohawk Industries, Inc.........     246,037
     3,200  Springs Industries, Inc.
             Class A.......................     179,600
     6,800  Wellman, Inc...................     163,625
                                             ----------
                                              1,638,663
                                             ----------

            TOBACCO - 0.10%
     3,000  Cons Cigar Holdings Inc........      41,437
    12,100  DIMON, Inc.....................     163,350
     3,601* General Cigar Holdings, Inc....      35,785
                                             ----------
                                                240,572
                                             ----------

            TRUCKERS - 0.68%
     7,500* American Freightways Corp......      85,781
     4,950  Arnold Industries, Inc.........      77,344
     7,800* Consolidated Freightways Corp..     115,050
     5,832  Heartland Express, Inc.........     127,575
       750* Knight Transportation, Inc.....      14,297
     5,200* Landstar System, Inc...........     175,825
     2,300* M.S. Carriers, Inc.............      68,713
     3,100  Roadway Express, Inc...........      58,319
    18,862  Rollins Truck Leasing Corp.....     226,344
     6,900* Swift Transportation Co., Inc..     153,525
     5,600  USFreightways Corp.............     176,400
     4,687  Werner Enterprises, Inc........      89,052
     3,700  Xtra Corp......................     194,250
     6,500* Yellow Corp....................     121,875
                                             ----------
                                              1,684,350
                                             ----------

            UTILITIES - COMMUNICATION - 0.24%
     9,200  Aliant Communications, Inc.....     213,325
     3,200  CFW Communications Co..........      80,000
     4,666  Commonwealth Telephone Ent.....     138,814
     5,178  PXRE Corp......................     163,107
                                             ----------
                                                595,246
                                             ----------

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------
            UTILITIES - ELECTRIC - 2.20%
     5,400  Black Hills Corp...............  $  118,463
     5,600  Cleco Corp.....................     167,650
    13,100  Central Maine Power Co.........     250,538
     3,400  CILCORP, Inc...................     149,813
     4,600  Commonwealth Energy System Co..     174,800
    31,300  Conectiv, Inc..................     639,694
     1,900  Conectiv, Inc. Class A.........      61,512
     9,300  Eastern Utilities Associates...     235,987
    15,100* El Paso Electric Co............     143,450
     4,100  Empire District Electric Co....      83,793
     6,100  Hawaiian Electric
             Industries, Inc...............     233,325
     5,600  Indiana Energy, Inc............     172,900
    17,432  Interstate Energy Corp.........     524,050
     7,525  Madison Gas & Electric Co......     159,905
     6,600  Minnesota Power Inc............     260,287
    11,600  Nevada Power Co................     276,950
     8,100  Northwestern Corp..............     195,413
     2,875  Otter Tail Power Co............      92,000
    10,400  Public Service Co.
             of New Mexico.................     225,550
    13,400  Rochester Gas & Electric Corp..     412,050
     5,950  SIG Corp, Inc..................     185,566
     2,700  TNP Enterprises, Inc...........      87,919
     8,020* Unisource Energy Corp. Hldg....     126,816
     3,700  United Illuminating Co.........     175,288
    10,500  Washington Gas Light Co........     273,656
                                             ----------
                                              5,427,375
                                             ----------

            UTILITIES - GAS, DISTRIBUTION - 0.78%
    18,600  AGL Resources, Inc.............     372,000
     2,700  Connecticut Natural Gas Corp...      62,775
     2,200  Colonial Gas Co................      62,563
     2,200  Connecticut Energy Corp........      63,938
     8,600  Energen Corp...................     174,688
     1,200  NUI Corp.......................      29,550
    12,600* National-Oilwell, Inc..........     440,212
     5,600  Northwest Natural Gas Co.......     154,000
     7,400  Piedmont Natural Gas Co., Inc..     234,487
     7,800  Public Service Co. of NC.......     165,750
     9,900  Southwestern Energy Co.........     104,568
     2,550  Yankee Energy Systems, Inc.....      61,200
                                             ----------
                                              1,925,731
                                             ----------

  NUMBER                                       MARKET
 OF SHARES                                      VALUE
 ---------                                   ----------
            UTILITIES - GAS, PIPELINE - 0.12%
     2,400  North Carolina Natural Gas.....  $   55,500
     5,900  ONEOK Inc......................     230,469
                                             ----------
                                                285,969
                                             ----------

            UTILITIES - MISCELLANEOUS - 0.52%
     4,400  Central Hudson Gas & Electric..     192,225
     7,150  MDU Resources Group, Inc.......     238,184
     3,500  Orange and Rockland Utilities..     187,031
     7,700  Sierra Pacific Resources.......     264,206
     2,900  Trigen Energy Corp.............      40,238
     5,600  WPS Resources Corp.............     175,350
     9,000* Walter Industries, Inc.........     172,125
                                             ----------
                                              1,269,359
                                             ----------

            WATER SERVICES - 0.23%
     3,000  Aquarion Co....................     100,125
     2,800  California Water
             Service Group.................      62,125
     1,900  E'Town Corp....................      65,550
     9,700  Philadelphia Suburban Corp.....     190,968
     2,150  Southern California Water Co...      46,897
     6,200  United Water Resources.........      99,588
                                             ----------
                                                565,253
                                             ----------

            TOTAL COMMON STOCKS
            (Cost $186,116,688)............ 240,043,605

   PAR
  VALUE
----------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 2.36%

            FINANCE COMPANIES - 0.93%
$2,291,000  Ford Motor Credit Co.,
              5.45% due 06/01/98...........   2,291,000

            SECURITIES RELATED - 1.43%
            Merrill Lynch & Co.
 1,534,000    5.60% due 06/06/98...........   1,533,523
 2,000,000    5.58% due 06/02/98...........   1,999,690
                                             ----------
                                              3,533,213
                                             ----------

            TOTAL CORPORATE SHORT
            TERM COMMERCIAL PAPER
            (Cost $5,824,213)..............   5,824,213
                                             ==========

===============================================================================
 May 31, 1998                                                                31
                SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
===============================================================================

    PAR                                         MARKET
   VALUE                                        VALUE
----------                                  -----------

            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.08%

            U. S. TREASURY BILLS - 0.08%
$  200,000  United States Treasury Bills,
              4.94% due 06/04/98........... $    199,918
                                            ------------

            UNITED STATES GOVERNMENT -
            SHORT TERM
            (Cost $199,918)................      199,918
                                            ------------

            TOTAL INVESTMENTS
            (Cost $192,140,819) - 99.55%...  246,067,736
            Other assets and liabilities,
             net - 0.45%...................    1,114,822
                                            ------------

            NET ASSETS (equivalent
             to $17.94 per share on
             13,776,917 shares
             outstanding) - 100%........... $247,182,558
                                            ============
          * Non-income producing

                                             UNREALIZED
CONTRACTS                                   DEPRECIATION
---------                                   -------------
            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value
              at 5/31/98)
   26 (2)   Russell 2000 Index Futures
             (June/$456.45)................ $   (311,225)
                                            =============

            (1) U.S. Treasury Bills with a market value of approximately $200,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.

            (2)  Per 500

                                              MARKET
                                              VALUE
                                           ------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  13,776,917 shares outstanding........... $    137,769
Additional paid in capital................  174,700,392
Undistributed net realized
 gain on securities.......................   18,696,806
Undistributed net investment income.......       31,899
Unrealized appreciation (depreciation) of:
  Investments...........  $53,926,917
  Futures ..............     (311,225)       53,615,692
                          -----------      ------------

NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING............................. $247,182,558
                                           ============

================================================================================
                   SMALL CAP INDEX FUND - FINANCIAL STATEMENTS
32
================================================================================

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998


INVESTMENT INCOME:
Dividends ...........................................................................   $  2,784,313
Interest ............................................................................        493,266
                                                                                        ------------
  Total investment income ...........................................................      3,277,579
                                                                                        ------------

EXPENSES:
Advisory fees .......................................................................        798,980
Custodian and accounting services ...................................................         48,447
Reports to shareholders .............................................................         18,071
Audit fees and tax services .........................................................          5,971
Directors' fees and expenses ........................................................          4,511
Miscellaneous .......................................................................         20,829

  Total expenses ....................................................................        896,809
                                                                                        ------------
NET INVESTMENT INCOME ...............................................................      2,380,770
                                                                                        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on:
  Investments ......................................................  $ 18,026,929
  Futures contracts ................................................     1,045,986        19,072,915
                                                                      ------------
Net unrealized appreciation (depreciation) during the year:
  Investments ......................................................    20,249,083
  Futures contracts ................................................      (623,225)       19,625,858
                                                                      ------------      ------------
   Net realized and unrealized gain on securities during the year ...................     38,698,773
                                                                                        ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................   $ 41,079,543
                                                                                        ============


STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:


                                                                                  1998               1997
                                                                             -------------      -------------
OPERATIONS:
Net investment income ..................................................     $   2,380,770      $   2,388,474
Net realized gain on securities ........................................        19,072,915         17,523,137
Net unrealized appreciation (depreciation) of securities
  during the year ......................................................        19,625,858         (6,382,053)
                                                                             -------------      -------------
  Increase in net assets resulting from operations .....................        41,079,543         13,529,558
                                                                             -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..................................................        (2,367,516)        (2,385,945)
Net realized gain on securities ........................................       (17,477,319)       (11,216,991)
                                                                             -------------      -------------
  Decrease in net assets resulting from distributions
   to shareholders .....................................................       (19,844,835)       (13,602,936)
                                                                             -------------      -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .......................................        39,604,509         20,665,121
Proceeds from capital stock issued for distributions reinvested ........        19,844,835         13,602,936
                                                                             -------------      -------------
                                                                                59,449,344         34,268,057
Cost of capital stock repurchased ......................................       (25,960,237)       (22,521,418)
                                                                             -------------      -------------
  Increase in net assets resulting from capital stock transactions .....        33,489,107         11,746,639
                                                                             -------------      -------------
TOTAL INCREASE IN NET ASSETS ...........................................        54,723,815         11,673,261

NET ASSETS:
Beginning of year ......................................................       192,458,743        180,785,482
                                                                             -------------      -------------
End of year (including undistributed net investment income
  of $31,899 and $18,645) ..............................................     $ 247,182,558      $ 192,458,743
                                                                             =============      =============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ...........................................         2,173,506          1,339,448
Shares issued for distributions reinvested .............................         1,157,942            890,371
Shares of capital stock repurchased ....................................        (1,447,855)        (1,465,127)
                                                                             -------------      -------------
  Increase in shares outstanding .......................................         1,883,593            764,692
Shares outstanding:
  Beginning of year ....................................................        11,893,324         11,128,632
                                                                             -------------      -------------
  End of year ..........................................................        13,776,917         11,893,324
                                                                             =============      =============

================================================================================
              INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS
May 31, 1998                                                                  33
================================================================================


  NUMBER                                    MARKET
 OF SHARES                                  VALUE
-----------                              -----------
         COMMON STOCKS - 98.63%
         AIRLINES - 0.89%
  4,100  British Airways plc - ADR...... $   431,013
 40,000* Japan Air Lines Co. Ltd........     102,535
 25,000  Lufthansa Ag...................     624,912
 60,000  Malay Airline System Bhd.......      35,889
 35,000  Singapore Airlines.............     194,386
                                         -----------
                                           1,388,735
                                         -----------

         APPAREL & PRODUCTS - 0.16%
 20,000  Onward Kashiyama Co., Ltd......     248,393
                                         -----------


         APPLIANCES/FURNISHINGS - 1.72%
  4,200  Matsushita Electric Industrial
          Co.Ltd. - ADR.................     656,250
 10,000  Philips Electronics NV.........     950,250
 33,000  Sanyo Electric Co. Ltd.........      94,599
  3,400  Sanyo Electric Co. Ltd. - ADR..      49,725
 10,970  Sony Corp - ADR................     919,423
                                         -----------
                                           2,670,247
                                         -----------

         AUTO - CARS - 3.99%
 15,000  Daimler-Benz AG - ADR..........   1,483,125
 50,000  Fiat S.p.A.....................     223,834
 16,500  Fiat S.p.A. - ADR..............     368,156
 12,500  Honda Motor Co., Ltd. - ADR....     831,250
 35,000  Nissan Motor Co., Ltd..........     106,145
 18,000  Nissan Motor Co., Ltd. - ADR...     112,500
    500  Peugeot Citroen SA.............      97,693
 78,000  Toyota Motor Corp..............   1,931,836
    500  Volkswagen Ag..................     405,493
 20,000  Volvo AB.......................     639,251
                                         -----------
                                           6,199,283
                                         -----------

         AUTO - ORIGINAL EQUIPMENT -
         0.06%
 25,000  Calsonic Corp..................      88,996
                                         -----------

         AUTO - REPLACEMENT PARTS -
         1.03%
 26,000  Bridgestone Corp...............     593,256
  5,550  Denso Corp.....................     376,501
 10,093  Michelin (CGDE) Class B........     624,508
                                         -----------
                                           1,594,265
                                         -----------

  NUMBER                                    MARKET
 OF SHARES                                  VALUE
-----------                              -----------
         BANKS - OTHER - 13.32%
 60,000  AMMB Holdings BHD.............. $    53,365
 50,000  Asahi Bank Ltd.................     188,100
  3,190  Asahi Bank Ltd. - ADR..........     119,943
126,000  Bank of Tokyo - Mitsubishi.....   1,296,484
 68,000  Bank of Yokohama Ltd...........     165,961
  2,296  Bank of Yokohama Ltd. - ADR....      56,006
 38,287  Barclays plc...................   1,021,809
 11,977  Bco Comm Portugues.............     396,588
 25,000  Bco Santander..................   1,258,660
  7,000  Bco Totta E Acores.............     259,075
 40,000  Chiba Bank Ltd.................     142,393
108,000  Commerce Asset Holding.........      57,017
 11,250  Commerce Asset Holding
          (Warrants)....................       1,082
  6,300  Den Danske Bank AF 1871 - ADR..     783,819
 27,500  Deutsche Bank AG - ADR.........   2,369,315
 13,000  Development Bank of Singapore
          Ltd...........................      78,411
 14,987  Development Bank of Singapore
          Ltd. - ADR....................     361,692
 17,000  Dresdner Bank AG - ADR.........     956,420
 10,000  Foreningssparbk................     300,486
 25,000  Hang Seng Bank.................     186,314
  2,180  HSBC Holdings plc - ADR........     528,894
 15,000  Industrial Bank of Japan Ltd...      92,064
 25,000* Ist Bc S.Paolo To..............     391,780
 13,500  Istituto Mobiliare Italiano
          S.p.A. - ADR..................     690,187
 48,000  Joyo Bank......................     170,525
147,654  Lloyds TSB Group plc...........   2,145,149
 60,000* Malayan Bk Bhd.................      84,261
 31,435  National Australia Bank Ltd....     435,931
  9,319  National Australia Bank Ltd. -
          ADR...........................     642,429
 10,591  National Westminster Bank plc..     193,575
  2,500  Paribas Banque.................     254,889
250,000  RHB Capital BHD................     136,534
 50,000  RHB Capital BHD (Warrants).....       7,672
 20,598  Royal Bank Scot Group..........     347,866
 98,000  Sakura Bank Ltd................     290,837
  2,000  Schweiz Bankverein.............     722,241
 30,000  Shizuoka Bank..................     324,500
 74,000  Sumitomo Bank..................     691,963
 26,000  Tokai Bank.....................     143,996
  2,225  Tokai Bank - ADR...............     246,321
  1,000  Union Bank of Switzerland AG...   1,680,729
 13,300  Westpac Banking Corp. Ltd. -
          ADR...........................     438,900
                                         -----------
                                          20,714,183
                                         -----------

  NUMBER                                    MARKET
 OF SHARES                                  VALUE
-----------                              -----------
         BEVERAGE - BREWERS/
         DISTRIBUTORS - 1.38%
 34,642* Bass........................... $   636,534
 60,500  Diageo.........................     684,292
 16,000  Kirin Brewery Co., Ltd.........     148,921
 12,000  LVMH (Moet Hennessy Louis
          Vuitton) - ADR................     508,500
 45,000  Sapporo Breweries..............     170,590
                                         -----------
                                           2,148,837
                                         -----------

         BROADCASTING - 0.48%
 50,000  British Sky Broadcasting Group
          plc...........................     351,976
    764  Canal Plus.....................     138,677
 40,000  Mediaset.......................     256,542
                                         -----------
                                             747,195
                                         -----------

         BUILDING MATERIALS - 1.90%
 20,000  Asahi Glass Co. Ltd............     108,022
  1,223  Cie De St Gobain...............     241,207
 31,072  CRH plc........................     447,547
  2,505  Fletcher Challenge Building
          Division......................      41,959
  2,700  Glaverbel SA...................     399,973
    725  Holderbank Finance Glarus......     926,865
 40,000  Inax Corp......................     135,750
    343* Lafarge........................      34,971
  4,116  Lafarge SA.....................     417,585
 15,000  Tostem Corp....................     192,360
                                         -----------
                                           2,946,239
                                         -----------

         CHEMICAL - MAJOR - 1.36%
 25,000  BASF AG........................   1,158,750
 10,000  Bayer AG.......................     478,072
 10,000  Bayer AG - ADR.................     478,462
                                         -----------
                                           2,115,284
                                         -----------

         CHEMICAL - MISCELLANEOUS - 1.84%
 13,603  Air Liquide - ADR..............     536,136
  5,100  Akzo Nobel N V- ADR............     533,587
 23,420  BOC Group plc..................     371,044
  7,500  Degussa Ag.....................     478,773
  6,000  Imperial Chemical Industries
          plc - ADR.....................     447,750
 13,100  Shin Etsu Chemical Co..........     243,574
 50,000  Toray Industries Inc...........     249,115
                                         -----------
                                           2,859,979
                                         -----------

================================================================================
         INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS CONTINUED
34                                                                  May 31, 1998
================================================================================


  NUMBER                                    MARKET
 OF SHARES                                  VALUE
-----------                              -----------
         CONGLOMERATES - 1.21%
  6,890  Broken Hill Proprietary Co.
          Ltd. - ADR....................  $  118,422
 34,942* Btr............................     115,140
 15,408* Btr Plc........................     211,860
 30,000  Hutchison Whampoa..............     156,794
  3,300  Itochu Corp. - ADR.............      74,305
 71,250  Keppel Corp. Ltd...............     142,117
 26,875  Keppel Corp. Ltd. - ADR........     107,242
  8,157  Lagardere Groupe...............     358,564
 70,000  Marubeni Corp..................     141,527
  3,200  Marubeni Corp. - ADR...........      64,663
 22,000  Mitsubishi Corp................     132,804
 50,000  Mitsui & Co....................     256,336
                                          ----------
                                           1,879,774
                                          ----------

         CONSUMER FINANCE - 0.03%
 37,000  Nippon Shinpan Co..............      49,960
                                          ----------

         COSMETICS/TOILETRIES - 1.44%
  1,100  Loreal Co......................     546,231
 15,400  Loreal Co. - ADR...............   1,529,505
 14,490  Shiseido Ltd. - ADR............     168,359
                                          ----------
                                           2,244,095
                                          ----------

         DRUGS - 7.80%
 26,666  Astra AB.......................     535,885
 47,900  Glaxo Wellcome plc - ADR.......   2,583,606
  7,700  Kissei Pharmaceutical Co.......      97,577
  1,600  Novartis Ag....................   2,708,606
  5,000  Ono Pharmaceutical.............     111,560
    200  Roche Holdings AG..............   2,056,699
 10,000  Sankyo Co. Ltd.................     241,173
148,897  Smithkline Beecham.............   1,613,590
 35,000  Takeda Chemical Industries Ltd.     904,759
 30,900  Zeneca Group plc - ADR.........   1,278,488
                                          ----------
                                          12,131,943
                                          ----------

         ELECTRICAL EQUIPMENT - 1.52%
  1,000  Barco..........................     255,776
 15,000  Fanuc..........................     552,387
 30,000  Fujikura.......................     136,905
 84,000  General Electric plc...........     688,730
 10,400  General Electric plc - ADR.....      85,262
 10,000  Murata Manufacturing Co........     289,552
  3,400  Sumitomo Electric Industries
          Ltd.- ADR.....................     355,054
                                          ----------
                                           2,363,666
                                          ----------

  NUMBER                                    MARKET
 OF SHARES                                  VALUE
-----------                              -----------
         ELECTRONIC INSTRUMENTS - 2.60%
 50,000  Hitachi Ltd....................  $  329,627
  8,550  Hitachi Ltd. - ADR.............     567,506
  6,000  Kyocera Corp...................     292,873
 25,000  NEC Corp.......................     254,531
  5,100  NEC Corp. - ADR................     260,100
 50,000  Racal Electronics plc..........     307,877
  7,110  Schneider SA...................     601,314
  8,000  Siemens AG.....................     516,520
 12,000  Siemens AG - ADR...............     775,412
 25,000  Yokogawa Electric..............     129,251
                                          ----------
                                           4,035,011
                                          ----------

         FINANCE COMPANIES - 2.94%
 20,000  Abbey National.................     357,040
 63,000  ABN Amro Holdings N V..........   1,525,621
    126  Dekia France...................      17,121
  8,182  Fortis Amev NV.................     490,664
 20,180  ING Groep NV...................   1,385,772
  3,984  Societe Generale...............     789,076
                                          ----------
                                           4,565,294
                                          ----------

         FOODS - 3.29%
 25,000  Ajinomoto Inc..................     210,304
  1,900  Ajinomoto Inc. - ADR...........     159,744
 22,084  Cadbury Schweppes plc..........     337,791
  3,929  Cadbury Schweppes plc - ADR....     240,651
 31,794  Coca Cola Amatil Ltd...........     233,954
 10,000  Daiei, Inc.....................      28,161
 11,500  Daiei, Inc. - ADR..............      63,250
100,000  Golden Hope Plantations........     109,227
  1,000  Groupe Danone..................     269,263
 30,000  Nestle S A - ADR...............   3,218,862
 30,750  Tate & Lyle plc................     250,116
                                          ----------
                                           5,121,323
                                          ----------

         FOOTWEAR - 0.17%
  1,500  Adidas AG......................     264,817
                                          ----------

         FREIGHT - 0.67%
 98,000  Mitsui Osk Lines Ltd...........     150,018
 40,000  Nippon Yusen Kabushiki Kaish...     138,349
  8,570  Nippon Yusen Kabushiki Kaish -
           ADR..........................     296,253
 33,599  P & O Steam Navigation.........     462,890
                                          ----------
                                           1,047,510
                                          ----------

  NUMBER                                    MARKET
 OF SHARES                                  VALUE
-----------                              -----------

         HOME BUILDERS - 0.27%
 15,000  Daiwa House Industry Co. Ltd...  $  116,868
    214* Sekisui Homes Ltd. - ADR.......      15,830
 20,000  Sekisui House, Ltd.............     148,025
  3,000  Skanska Ab.....................     141,630
                                          ----------
                                             422,353
                                          ----------

         HOSPITAL SUPPLIES - 0.65%
  2,000  Novo-Nordisk A/S...............     314,803
  8,800  Novo-Nordisk A/S - ADR.........     690,800
                                          ----------
                                           1,005,603
                                          ----------

         HOUSEHOLD PRODUCTS - 0.88%
  7,000  Katokichi Co...................      77,991
 16,400  Unilever N V - ADR..............  1,294,575
                                          ----------
                                           1,372,566
                                          ----------

         INFORMATION PROCESSING - 1.03%
 14,000  Fujitsu Ltd....................     160,734
  7,200  Fujitsu Ltd. - ADR.............     413,091
  2,000  SAP AG.........................   1,033,487
                                          ----------
                                           1,607,312
                                          ----------

         INSURANCE -  CASUALTY - 0.29%
 25,000  Mitsui Marine & Fire...........     122,752
 50,000  Nippon Fire & Marine
          Insurance.....................     191,350
 25,000  Sumitomo Marine & Fire.........     138,999
                                          ----------
                                             453,101
                                          ----------

         INSURANCE - LIFE - 1.19%
 66,911  Irish Life plc.................     549,708
 15,240  Prudential plc - ADR...........   1,010,849
 20,000* Skandia Forsakring.............     292,192
                                          ----------
                                           1,852,749
                                          ----------

         INSURANCE - MULTILINE - 3.79%
  3,000  Allianz AG.....................     948,298
     88* Allianz AG.....................      27,570
 27,313  Assic Generali.................     877,807
 10,962  AXA UAP........................   1,247,722
  1,500  Munchener Ruckvers.............     681,379
 55,267  Royal Sun Alliance.............     586,288
154,095  Sedgwick Group plc.............     372,492
    500  Swiss Reinsurance AG...........   1,151,873
                                          ----------
                                           5,893,429
                                          ----------

================================================================================
         INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                  35
================================================================================


  NUMBER                                    MARKET
 OF SHARES                                  VALUE
-----------                              -----------
         LEISURE TIME - 1.16%
 20,000  Canon, Inc. - ADR.............. $   470,000
 15,000  Fuji Photo.....................     507,979
 53,882  Ladbroke Group plc.............     304,499
 88,050  Rank Group.....................     513,409
                                         -----------
                                           1,795,887
                                         -----------

         LODGING - 0.15%
297,916  Hong Kong & Shanghai Hotels....     159,550
 22,916* Hong Kong & Shanghai Hotels
          (Warrants)....................          29
180,000  Hotel Properties...............      65,572
                                         -----------
                                             225,151
                                         -----------

         MACHINE TOOLS - 0.39%
 35,000  Amada Co., Ltd.................     176,908
 16,000  Makita Corp. - ADR.............     167,000
 25,000  Minebea Co. Ltd................     256,517
                                         -----------
                                             600,425
                                         -----------

         MACHINERY - CONSTRUCTION &
         CONTRACTS - 0.75%
  3,501* Algeco.........................     377,427
  2,000  Groupe Gtm.....................     186,528
  2,000  Jean Lefebvre SA...............     165,134
 52,000  Kajima Corp....................     139,678
  2,340  Kajima Corp. - ADR.............      62,821
 80,000  Kumagai Gumi Co................      40,263
 16,000* Kumagai Gumi Co. (Warrants)....          21
 70,000  Shimizu Corp...................     192,072
                                         -----------
                                           1,163,944
                                         -----------

         MACHINERY - INDUSTRIAL/
         SPECIALTY - 2.62%
 10,000  Atlas Copco AB Series A........     289,641
    125  Bobst SA.......................     236,247
 61,056* British Aerospace..............     541,495
  8,000  Ebara Corp.....................      71,687
  2,530  Ebara Corp. - ADR..............     226,589
100,000  Halma plc......................     209,063
 50,000  Kawasaki Heavy Industries......      93,509
 70,000  Kubota Corp....................     169,326
  1,350  Kubota Corp. - ADR.............      67,162
    750  Man AG.........................     298,445
  1,000  Mannesmann AG..................     978,002

  NUMBER                                    MARKET
 OF SHARES                                  VALUE
-----------                              -----------
         MACHINERY - INDUSTRIAL/
         SPECIALTY - Continued
    612  Rauma Oy....................... $    12,639
 49,662  Rolls Royce....................     236,647
 25,367  Siebe plc......................     635,980
                                         -----------
                                           4,066,432
                                         -----------

         MEDICAL TECHNOLOGY - 0.02%
 20,000* Instrumentation Laboratory
          S. p. A. .....................      32,500
                                         -----------

         MERCHANDISE - SPECIALTY - 1.22%
 42,487  BAA plc........................     507,617
 10,000  Esselte AB Series B............     234,775
 35,000  Great Universal Stores plc.....     497,626
 10,000  Hennes and Mauritz.............     561,418
  1,500  Herlitz AG.....................      94,157
                                         -----------
                                           1,895,593
                                         -----------

         MERCHANDISING -
         DEPARTMENT - 0.99%
    500  Karstadt AG....................     261,314
 15,000  Marks & Spencer plc............     133,768
 15,033  Marks & Spencer plc - ADR......     804,559
 16,000  Marui Co., Ltd.................     245,505
 36,000  Mitsukoshi Ltd.................      91,761
    200  Mitsukoshi Ltd. - ADR..........       5,095
                                         -----------
                                           1,542,002
                                         -----------

         MERCHANDISING - FOOD - 1.47%
 15,607  Ahold Kon Nv...................     492,800
  1,550  Carrefour SA...................     947,150
 10,000* Delhaize-Le Lion, S.A..........     686,328
 15,000  Melco International Development
          Limited.......................       1,452
 10,000  Uny Co. Ltd....................     150,913
                                         -----------
                                           2,278,643
                                         -----------

         MERCHANDISING - MASS - 0.65%
  4,356  Familymart Co..................     163,559
 10,200  Ito-Yokado Co. Ltd. - ADR......     504,900
  6,500  Jeronimo Martins Sgps..........     293,416
 20,000  Seiyu Ltd......................      42,747
                                         -----------
                                           1,004,622
                                         -----------

  NUMBER                                    MARKET
 OF SHARES                                  VALUE
-----------                              -----------
         METALS - MISCELLANEOUS - 0.93%
    200* Alusuisse Lonza Holdings.......  $  268,646
 37,410  NMC............................     117,140
109,658  North Ltd......................     255,465
  8,062  Rio Tinto Limited..............     388,700
  6,432  Rio Tinto plc..................      80,419
  6,700  Rio Tinto plc..................     338,350
                                          ----------
                                           1,448,720
                                          ----------

         METALS - STEEL - 0.98%
    500  Bekaert SA.....................     394,469
 36,700  British Steel plc..............      90,812
  2,000  British Steel plc - ADR........      50,875
 50,000  Cockerill Sambre...............     297,635
 60,000  Kawasaki Steel.................      96,180
  5,420  Kawasaki Steel - ADR...........      86,836
 78,000  Sumitomo Metal Industries Ltd..     121,092
 50,000  Sumitomo Metal Mining..........     212,290
  2,000* Vallourec Usin.................     169,480
                                         -----------
                                           1,519,669
                                         -----------

         MISCELLANEOUS - 0.39%
 30,000  Rexam..........................     152,142
  8,000  Secom Co.......................     454,618
                                         -----------
                                             606,760
                                         -----------

         OIL - INTEGRATED
         INTERNATIONAL - 6.05%
 27,405  British Petroleum Co. PLC - ADR   2,428,768
 20,946  Elf Aquitaine SA - ADR.........   1,436,110
225,000  Eni S.p.A......................   1,590,870
 10,000  Repsol S A - ADR...............     547,500
 40,392  Royal Dutch Pete Co............   2,264,477
  9,207  Total..........................   1,143,373
                                         -----------
                                           9,411,098
                                         -----------

         OIL/GAS PRODUCERS - 0.56%
  2,505  Fletcher Challenge Energy
          Division......................     78,125
  3,500  Norsk Hydro A/S - ADR..........     157,281
  3,000  OMV AG.........................     434,187
 62,500  Santos Ltd.....................     205,488
                                         -----------
                                             875,081
                                         -----------

================================================================================
         INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS CONTINUED
36                                                                  May 31, 1998
================================================================================


  NUMBER                                    MARKET
 OF SHARES                                  VALUE
-----------                              -----------
         PAPER/FOREST PRODUCTS - 0.92%
150,801  Fletcher Challenge Forest Ltd..  $   92,902
  4,326  Fletcher Challenge Ltd. - ADR..      27,578
  5,010  Fletcher Challenge Paper
          Division......................      65,756
 22,000  New Oji Paper Co., Ltd.........      92,931
    300  New Oji Paper Co., Ltd. - ADR..      12,666
 60,000  Nippon Paper Industries........     259,080
 15,000  Stora Kopparbergs..............     243,068
 22,000  UPM - Kymmene Corp.............     637,693
                                          ----------
                                           1,431,674
                                          ----------

         PUBLISHING - NEWS - 0.76%
 50,651  Independent Newspapers plc.....     318,596
 22,500  News Corp Ltd. - ADR...........     554,062
 21,379  United News & Media plc........     307,456
                                          ----------
                                           1,180,114
                                          ----------

         PUBLISHING/PRINTING - 0.68%
 43,333  Reuters Group..................     497,200
 20,000  Trelleborg Ab..................     283,261
  2,020  Wolters Kluwer NV..............     283,757
                                          ----------
                                           1,064,218
                                          ----------

         RAILROAD - 0.59%
 30,000  Fukuyama Transporting Co.......     117,843
  9,218  Nagoya Railroad Co. Ltd. - ADR.     274,746
101,970  Odakyu Electric Railway Co.
          Ltd. .........................     332,071
 60,000  Tokyu Corp.....................     197,126
                                          ----------
                                             921,786
                                          ----------

         REAL ESTATE - 1.33%
  6,000* Asticus Ab.....................      66,605
 12,000  Diligentia.....................     110,242
 41,427  Hammerson plc..................     356,583
240,000  Hang Lung Development Co.......     247,774
 43,000  Mitsubishi Estate Co. Ltd......     377,868
 35,000  Mitsui Fudosan.................     283,306
 26,163  New World Development Co.......      61,786
 83,597  Sun Hung Kai Properties Ltd....     403,475
128,000  Wharf (Holdings) Ltd...........     163,531
                                          ----------
                                           2,071,170
                                          ----------

  NUMBER                                    MARKET
 OF SHARES                                  VALUE
-----------                              -----------
         SECURITIES RELATED - 0.59%
 25,000  Daiwa Securities Co. Ltd.......  $   95,133
 46,000  Mitsubishi Trust & Banking
          Corp. ........................     408,549
  3,800  Nomura Securities Co. Ltd. -
          ADR ..........................     414,102
160,000* Peregrine Investment Holdings
          Ltd. .........................           0
  6,000* Yamaichi Securities Co. Ltd. -
          ADR...........................           0
                                          ----------
                                             917,784
                                          ----------

         TELECOMMUNICATIONS - 10.20%
  2,000* Alcatel Alst Cge...............     427,879
 35,550  British Telecommunications
          plc. .........................     371,028
 13,379  British Telecommunications
          plc - ADR ...................    1,396,433
 45,924  Cable & Wireless plc...........     520,179
 30,000  Deutsche Telekom...............     804,540
 30,400  Ericsson LMTEL Co Class B - ADR     847,400
 10,000* France Telecom.................     560,087
 40,600  Hong Kong Telecommunications
          Ltd. - ADR....................     738,412
 15,621  Kon Ptt Nederland..............     873,076
  5,000* Netcom Asa.....................     126,080
    300  Nippon Tel+Tel Cp..............   2,469,493
 14,000* Nokia Ab Oy....................     908,672
  2,600  Telecom Corp. of New Zealand
          Ltd. - ADR....................      95,063
250,000  Telecom Italia Mobile..........   1,478,242
186,111* Telecom Italia Spa.............   1,406,419
 14,000  Telefonica de Espana...........     625,404
  6,290  Telefonica de Espana - ADR.....     846,005
115,000  Telekom Malaysia Berhad........     263,185
 10,000  Vodafone Group plc - ADR.......   1,098,750
                                          ----------
                                          15,856,347
                                          ----------

         TEXTILE - PRODUCTS - 0.46%
 20,000  Courtaulds Textiles plc........      95,711
 30,000* Marzotto & Figli S.p.A.........     460,751
 15,000  Wacoal Corp....................     151,636
                                          ----------
                                             708,098
                                          ----------

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 ------------
         TOBACCO - 0.76%
 77,759  B.A.T.  Industries plc.........    $    700,426
 20,100  B.A.T.  Industries plc - ADR...         371,850
 32,000  Swedish Match AB...............         112,692
                                            ------------
                                               1,184,968
                                            ------------

         UTILITIES - COMMUNICATION - 0.17%
  1,500  Telecel Comuni Pes.............         262,798
                                            ------------

         UTILITIES - ELECTRIC - 3.91%
 55,000  Clp Holdings...................         237,063
 48,000  Endesa S A.....................       1,152,000
  6,500  Hidroel Cantabrico.............         304,520
 30,000  Iberdrola SA...................         494,886
 16,600  Kansai Electric Power Co. Inc..         264,301
 60,000  National Power.................         558,589
  4,000  Oesterreichisch
          Elektrizitatswirt Schafts -
          AG Class A....................         469,632
 10,000  RWE AG - ADR...................         531,189
 48,488  Scottish Power plc.............         437,951
 95,000  Tenaga Nasional Berhad.........         156,884
 25,200  Tokyo Electric Power...........         482,201
 15,000  VEBA AG........................         985,288
                                            ------------
                                               6,074,504
                                            ------------

         UTILITIES - GAS, DISTRIBUTION - 0.32%
 44,117  Bg.............................         227,518
127,000  Osaka Gas Co...................         274,193
                                            ------------
                                                 501,711
                                            ------------

         WATER SERVICES - 1.71%
 21,503  Hyder plc......................         343,131
 26,385  Thames Water plc...............         428,576
 43,780  United Utilities plc...........         593,499
  6,349* Vivendi........................       1,275,531
 10,196  Vivendi (Warrants).............          17,723
                                            ------------
                                               2,658,460
                                            ------------

         TOTAL COMMON STOCKS
         (Cost $115,663,437)............     153,332,301
                                            ------------

================================================================================
         INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                  37
================================================================================


   PAR                                         MARKET
  VALUE                                        VALUE
-----------                                 ------------
            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.14%

            U.S. TREASURY BILLS - 0.14%
$ 225,000   United States Treasury Bills:
             4.94% due 6/4/98.............. $    199,917
             4.85% due 6/4/98..............       24,990
                                            ------------

            TOTAL UNITED STATES GOVERNMENT -
            SHORT TERM
            (Cost $224,907)................      224,907
                                            ------------

            TOTAL INVESTMENTS
            (Cost $115,888,344) - 98.77%...  153,557,208
            Other assets and liabilities,
             net - 1.23%...................    1,911,959
                                            ------------

            NET ASSETS (equivalent
             to $11.95 per share on
             13,009,276 shares
             outstanding) - 100%........... $155,469,167
                                            ============


          * Non-income producing

                                             UNREALIZED
 CONTRACTS                                  DEPRECIATION
-----------                                 ------------
            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at
              5/31/98)
   30 (2)   Nikkei 225 Futures
             (June/$113.22)................ $  (121,309)
                                            ===========

            (1) U.S. Treasury Bills with a market value of approximately
                $225,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.

            (2) Per 500

                                               MARKET
                                               VALUE
                                            ------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
 1,000,000,000 shares authorized,
 13,009,276 shares outstanding................. $    130,093
Additional paid in capital.....................  106,757,575
Undistributed net realized gain on
 securities....................................   10,593,190
Undistributed net investment income............      468,817
Unrealized appreciation (depreciation) of:
 Investments................... $ 37,668,864
 Futures ......................     (121,309)
 Foreign currency translation..      (28,063)     37,519,492
                                ------------   -------------
NET ASSETS APPLICABLE TO SHARES
 OUTSTANDING.................................. $ 155,469,167
                                               =============

================================================================================
               INTERNATIONAL EQUITIES FUND - FINANCIAL STATEMENTS
38
================================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $465,853).............   $ 3,358,662
Interest.............................................................       489,661
                                                                        -----------
  Total investment income............................................     3,848,323
                                                                        -----------

EXPENSES:
Advisory fees........................................................       582,798
Custodian and accounting services....................................        32,720
Reports to shareholders..............................................        10,913
Audit fees and tax services..........................................         3,182
Directors' fees and expenses.........................................         3,684
Insurance............................................................         2,555
Miscellaneous........................................................        32,300
                                                                        -----------
  Total expenses.....................................................       668,152
                                                                        -----------
NET INVESTMENT INCOME................................................     3,180,171
                                                                        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments..........................................  $11,174,773
  Foreign currency translations........................     (153,279)
  Futures contracts....................................      (93,539)    10,927,955
                                                         -----------
Net unrealized appreciation (depreciation)
  during the year:
  Investments..........................................    1,952,789
  Foreign currency translation.........................      (52,149)
  Futures contracts....................................     (423,327)     1,477,313
                                                         -----------    -----------
   Net realized and unrealized gain on securities and
     foreign currencies during the year..............................    12,405,268
                                                                        -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................   $15,585,439
                                                                        ===========


STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                              1998             1997
                                                        --------------   --------------

OPERATIONS:
Net investment income..................................  $   3,180,171   $    3,339,991
Net realized gain on securities and foreign
  currency transactions................................     10,927,955        6,077,411
Net unrealized appreciation of securities and
  translation of foreign currencies during
  the year.............................................      1,477,313        3,956,886
                                                        --------------   --------------
   Increase in net assets resulting from operations....     15,585,439       13,374,288
                                                        --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................     (3,388,878)      (3,206,176)
Net realized gain on securities........................     (4,595,687)      (6,030,686)
                                                        --------------   --------------
  Decrease in net assets resulting from distributions
   to shareholders.....................................     (7,984,565)      (9,236,862)
                                                        --------------   --------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.......................     58,848,665       74,488,255
Proceeds from capital stock issued for distributions
  reinvested...........................................      7,984,565        9,236,862
                                                        --------------   --------------
                                                            66,833,230       83,725,117
Cost of capital stock repurchased......................   (100,401,920)    (112,684,896)
                                                        --------------   --------------
  Decrease in net assets resulting from capital
    stock transactions.................................    (33,568,690)     (28,959,779)
                                                        --------------   --------------
TOTAL DECREASE IN NET ASSETS...........................    (25,967,816)     (24,822,353)

NET ASSETS:
Beginning of year......................................    181,436,983      206,259,336
                                                        --------------   --------------
End of year (including undistributed net investment
  income of $468,817 and $448,887)..................... $  155,469,167   $  181,436,983
                                                        --------------   --------------

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold...........................      5,111,681        6,846,567
Shares issued for distributions reinvested.............        728,332          848,956
Shares of capital stock repurchased ...................     (8,688,179)     (10,334,613)
                                                        --------------   --------------
  Decrease in shares outstanding.......................     (2,848,166)      (2,639,090)
Shares outstanding:
  Beginning of year....................................     15,857,442       18,496,532
                                                        --------------   --------------
  End of year..........................................     13,009,276       15,857,442
                                                        ==============   ==============

================================================================================
                      GROWTH FUND - STATEMENT OF NET ASSETS
May 31, 1998                                                                  39
================================================================================


    NUMBER                                     MARKET
  OF SHARES                                    VALUE
  ---------                                 ------------

            COMMON STOCKS - 96.64%

            ADVERTISING - 3.86%
   415,000* ADVO, Inc...................... $ 10,400,937
   330,000* Catalina Marketing Corp........   14,932,500
   570,000* Outdoor Systems Inc............   17,100,000
                                            ------------
                                              42,433,437
                                            ------------

            AUTO - CARS - 0.73%
   330,000* Avis Rent A Car Inc............    8,002,500
                                            ------------

            AUTO - REPLACEMENT PARTS - 1.89%
   625,000* AutoZone, Inc..................   20,781,250
                                            ------------

            BANKS - REGIONAL - 2.59%
   200,000  BANC ONE CORP..................   11,025,000
   450,000  Norwest Corp...................   17,493,750
                                            ------------
                                              28,518,750
                                            ------------

            BROADCASTING - 7.56%
   195,000  CBS Corp.......................    6,191,250
   285,000* Chancellor Media Corp.
              Class A......................   11,916,588
   625,000  Comcast Corp. Class A Special..   21,425,812
   225,000* Jacor Communications, Inc......   11,896,875
   520,000* Sinclair Broadcast Group, Inc..   13,227,500
   559,350* Tele-Comm Liberty Media Group
             Class A.......................   18,458,550
                                            ------------
                                              83,116,575
                                            ------------

            ENTERTAINMENT - 3.27%
   280,000  Carnival Corp. Class A.........   18,970,000
   150,000  Walt Disney Co.................   16,968,750
                                            ------------
                                              35,938,750
                                            ------------

            FINANCE COMPANIES - 1.29%
   190,000  Associates First Capital Corp..   14,214,375
                                            ------------

            FINANCIAL SERVICES - 1.76%
   560,000  CIT Group Inc..................   17,640,000
    60,000  Heller Financial Inc...........    1,672,500
                                            ------------
                                              19,312,500
                                            ------------

            GOVERNMENT SPONSORED - 3.59%
   460,000  Federal Home Loan Mortgage
             Corp. ........................   20,930,000
   220,000  Federal National Mortgage
             Association...................   13,172,500


    NUMBER                                     MARKET
  OF SHARES                                    VALUE
  ---------                                 ------------
            GOVERNMENT SPONSORED - Continued
   135,000  SLM Holding Corp............... $  5,391,562
                                            ------------
                                              39,494,062
                                            ------------

            FUNERAL SERVICES - 2.04%
   550,000  Service Corp. International....   22,481,250
                                            ------------

            HEALTHCARE - 6.24%
   275,000  Cardinal Health, Inc...........   24,509,375
   550,000  PhyCor, Inc....................    9,281,250
   700,000* Quorum Health Group Inc........   21,043,750
   450,000* Total Renal Care Holdings......   13,809,375
                                            ------------
                                              68,643,750
                                            ------------

            HOSPITAL MANAGEMENT - 1.27%
   600,000* Concentra Managed Care, Inc....   14,025,000
                                            ------------

            HOUSEHOLD PRODUCTS - 0.27%
    90,000  ServiceMaster Co...............    2,975,625
                                            ------------

            HUMAN RESOURCES - 4.05%
   200,000* Accustaff, Inc.................    6,587,500
   685,000* Interim Services Inc...........   19,907,813
   600,000* Metamor Worldwide, Inc.........   18,018,780
                                            ------------
                                              44,514,093
                                            ------------

            INFORMATION PROCESSING - 11.80%
   660,000* Acxiom Corp....................   14,272,500
   470,000* Affiliated Computer Services
             Class A.......................   15,656,875
   415,000* BISYS Group, Inc...............   15,406,875
 1,000,000* Cendant Corp...................   21,687,500
   550,000  First Data Corp................   18,287,500
   410,000* Galileo International Inc......   16,143,750
   337,500  Paychex, Inc...................   12,150,000
   475,000* SunGard Data Systems, Inc......   16,209,375
                                            ------------
                                             129,814,375
                                            ------------

            INSURANCE - MISCELLANEOUS - 1.79%
   300,000  Ace Limited....................   10,687,500
   150,000  MGIC Investment Corp...........    8,990,625
                                            ------------
                                              19,678,125
                                            ------------


    NUMBER                                     MARKET
  OF SHARES                                    VALUE
  ---------                                 ------------
            INSURANCE - MULTILINE - 2.28%
    36,300* Fairfax Financial Hldgs Ltd.... $ 14,002,747
   182,500  Travelers Group, Inc...........   11,132,500
                                            ------------
                                              25,135,247
                                            ------------

            LEISURE TIME - 1.46%
   185,500* Mirage Resorts, Inc............    3,860,719
   230,000* Premier Parks, Inc.............   12,218,750
                                            ------------
                                              16,079,469
                                            ------------

            LODGING - 1.80%
   700,000* Extended Stay America, Inc.....    7,700,000
   385,000  Hilton Hotels Corp.............   12,103,437
                                            ------------
                                              19,803,437
                                            ------------

            MERCHANDISE - SPECIALTY - 13.04%
   410,000  Circuit City Stores, Inc.......   17,373,750
   440,000* Cole National Corp. Class A....   17,077,500
   960,300* Corporate Express, Inc.........   11,133,526
   320,000* CostCo Companies, Inc..........   18,520,000
   660,000* General Nutrition Cos., Inc....   20,831,250
   235,000  Home Depot, Inc................   18,462,188
   306,300  Ikon Office Solutions Inc......    6,489,731
   250,000* Kohl's Corp....................   11,890,625
   760,000* Viking Office Products, Inc....   21,731,288
                                            ------------
                                             143,509,858
                                            ------------

            MERCHANDISING - FOOD - 1.46%
   440,000* Safeway, Inc...................   16,032,500
                                            ------------

            MERCHANDISING - MASS - 1.56%
   400,000* Fred Meyer, Inc................   17,200,000
                                            ------------

            MISCELLANEOUS - 0.44%
   215,000* Corrections Corp. of America...    4,891,250
                                            ------------

            OIL - SERVICES - 3.62%
   155,000  Camco International, Inc.......   10,811,250
   100,000  Schlumberger Ltd...............    7,806,250
   185,000* Smith International, Inc.......    9,076,563
   140,000* Western Atlas Inc..............   12,118,750
                                            ------------
                                              39,812,813
                                            ------------

================================================================================
                      GROWTH FUND - STATEMENT OF NET ASSETS
40                                                                  May 31, 1998
================================================================================


    NUMBER                                     MARKET
  OF SHARES                                    VALUE
  ---------                                --------------

            POLLUTION CONTROL - 3.63%
   395,000* Republic Industries, Inc...... $    9,726,875
   640,000* USA Waste Services, Inc.......     30,200,000
                                           --------------
                                               39,926,875
                                           --------------

            PUBLISHING - NEWS - 1.09%
   180,000  Tribune Co....................     12,037,500
                                           --------------

            RESTAURANTS - 1.63%
   485,000* Outback Steakhouse Inc........     17,884,375
                                           --------------

            SECURITIES RELATED - 3.37%
   560,000  Franklin Resources, Inc.......     27,370,000
   125,000  Morgan Stanley, Dean Witter,
             Discover and Co..............      9,757,813
                                           --------------
                                               37,127,813
                                           --------------

            TELECOMMUNICATIONS - 6.26%
   550,000* Airtouch Communications, Inc..     26,193,750
   950,000* Paging Network, Inc...........     13,003,125
   114,700* 360 Communications Co.........      3,276,119
   600,000* Western Wireless Corp
              Class A.....................     11,100,000
   335,000* WorldCom, Inc.................     15,242,500
                                           --------------
                                               68,815,494
                                           --------------

            UTILITIES - COMMUNICATION - 1.00%
   205,000  MCI Communications Corp.......     10,961,104
                                           --------------

            TOTAL COMMON STOCKS
            (Cost $ 782,991,834)..........  1,063,162,152
                                           --------------


   PAR                                         MARKET
  VALUE                                        VALUE
  -----                                    --------------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 3.63%

            CONSUMER FINANCE - 1.57%
            Beneficial Corp.,
$17,239,000     5.55% due 06/02/98....... $   17,236,342
                                          --------------

            FINANCE COMPANIES - 1.59%
            Ford Motor Credit Co.
 17,536,000     5.50% due 06/01/98......      17,536,000
                                          --------------

            SECURITIES RELATED - 0.47%
            Merrill Lynch & Co., Inc.
  5,218,000     5.60% due 06/03/98.......      5,216,377
                                          --------------

            TOTAL CORPORATE SHORT
            TERM COMMERCIAL PAPER
            (Cost $39,988,719)...........     39,988,719
                                          --------------

            TOTAL INVESTMENTS
            (Cost $822,980,553) - 100.27%  1,103,150,871
            Other assets and liabilities,
             net - (0.27)%...............     (3,013,808)
                                          --------------
            NET ASSETS (equivalent
             to $22.08 per share on
             49,832,259 shares
             outstanding) - 100%......... $1,100,137,063
                                          ==============

            *Non-income producing


                                               MARKET
                                               VALUE
                                           --------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  49,832,259 shares outstanding.......... $      498,323
Additional paid in capital...............    768,928,479
Undistributed net realized gain on
  securities.............................     51,655,725
Accumulated net investment loss..........     (1,115,782)
Unrealized appreciation of securities....    280,170,318
                                          --------------
Net Assets Applicable to Shares
  Outstanding............................ $1,100,137,063
                                          ==============

================================================================================
                       GROWTH FUND - FINANCIAL STATEMENTS
                                                                              41
================================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998

INVESTMENT INCOME:
Dividends............................................................  $  2,806,130
Interest.............................................................     4,126,518
                                                                       ------------
  Total investment income............................................     6,932,648
                                                                       ------------

EXPENSES:
Advisory fees........................................................     7,593,303
Custodian and accounting services....................................       213,073
Reports to shareholders..............................................        81,027
Audit fees and tax services..........................................        27,624
Directors' fees and expenses.........................................        18,286
Miscellaneous........................................................        51,367
                                                                       ------------
  Total expenses.....................................................     7,984,680
                                                                       ------------
NET INVESTMENT LOSS..................................................    (1,052,032)
                                                                       ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on:
  Investments.......................................... $ 52,237,757
  Foreign currency translation.........................      (63,750)    52,174,007
                                                        ------------

Net unrealized appreciation of securities during the year............   165,960,273
                                                                       ------------
  Net realized and unrealized gain on securities during the year.....   218,134,280
                                                                       ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................  $217,082,248
                                                                       ============



STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:


                                                           1998           1997
                                                           ----           ----

OPERATIONS:
Net investment income (loss)......................... $   (1,052,032)  $    552,393
Net realized gain on securities......................     52,174,007     16,994,556
Net unrealized appreciation of securities during
  the year...........................................    165,960,273     39,599,901
                                                      --------------   ------------
  Increase in net assets resulting from operations...    217,082,248     57,146,850
                                                      --------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................       (303,215)      (503,196)
Net realized gain on securities......................    (15,121,487)   (11,891,551)
                                                      --------------   ------------
  Decrease in net assets resulting from distributions
   to shareholders...................................    (15,424,702)   (12,394,747)
                                                      --------------   ------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.....................    155,432,936    268,628,198
Proceeds from capital stock issued for
  distributions reinvested...........................     15,424,702     12,394,747
                                                      --------------   ------------
                                                         170,857,638    281,022,945
Cost of capital stock repurchased....................    (20,032,134)    (3,908,102)
                                                      --------------   ------------
  Increase in net assets resulting from capital
    stock transactions...............................    150,825,504    277,114,843
                                                      --------------   ------------
TOTAL INCREASE IN NET ASSETS.........................    352,483,050    321,866,946

NET ASSETS:
Beginning of year....................................    747,654,013    425,787,067
                                                      --------------   ------------
End of year (including undistributed net investment
  (loss)/income of ($1,115,782) and $303,215)........ $1,100,137,063   $747,654,013
                                                      ==============   ============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold.........................      7,600,994     16,096,764
Shares issued for distributions reinvested...........        769,312        733,851
Shares of capital stock repurchased .................       (959,921)      (234,388)
                                                      --------------   ------------
  Increase in shares outstanding.....................      7,410,385     16,596,227
Shares outstanding:
  Beginning of year..................................     42,421,874     25,825,647
                                                      --------------   ------------
  End of year........................................     49,832,259     42,421,874
                                                      ==============   ============

================================================================================
                 GROWTH & INCOME FUND - STATEMENT OF NET ASSETS
42                                                                  May 31, 1998
================================================================================


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  ------------

            COMMON STOCKS - 92.75%

            ADVERTISING - 1.31%
   76,000   Omnicom Group, Inc............. $  3,557,750
                                            ------------

            AIRLINES - 1.11%
   65,000*  Alaska Air Group, Inc..........    3,010,313
                                            ------------

            BANKS - NEW YORK CITY - 1.27%
   23,000   CitiCorp.......................    3,429,875
                                            ------------

            BANKS - OTHER - 2.35%
   28,000   BankAmerica Corp...............    2,315,250
   60,000   Mellon Bank Corp...............    4,046,250
                                            ------------
                                               6,361,500
                                            ------------

            BANKS - REGIONAL - 3.94%
   90,000   Norwest Corp...................    3,498,750
   54,000   Star Banc Corp.................    3,294,000
   40,000   State Street Corp..............    2,757,500
   22,400   Zions Bancorporation...........    1,142,400
                                            ------------
                                              10,692,650
                                            ------------

            BROADCASTING - 1.94%
   55,000*  Clear Channel Communications,
              Inc..........................    5,273,125
                                            ------------

            BUILDING MATERIALS - 1.98%
   80,000   HON INDUSTRIES Inc.............    2,560,000
   20,000   Lowe's Companies, Inc..........    1,583,750
   40,000*  Nortek Inc. Com................    1,230,000
                                            ------------
                                               5,373,750
                                            ------------

            CHEMICAL - MAJOR - 0.01%
      600   Hercules, Inc..................       26,438
                                            ------------

            DRUGS - 7.37%
      363*  Crescendo Phamarceuticals Corp.        4,628
   60,000   Eli Lilly and Co...............    3,686,250
  105,321   ICN Pharmaceuticals, Inc.......    4,548,550
   61,000   Pfizer, Inc....................    6,393,562
   60,000   Warner-Lambert Co..............    3,828,750
   35,000*  Watson Pharmaceuticals, Inc....    1,531,250
                                            ------------
                                              19,992,990
                                            ------------

            ELECTRICAL EQUIPMENT - 1.23%
   40,000*  General Electric Co............    3,335,000
                                            ------------


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  ------------

            FINANCE COMPANIES - 1.28%
   15,000*  Fleetwood Capital Trust........ $    802,500
   55,000   SunAmerica, Inc................    2,674,375
                                            ------------

                                               3,476,875
                                            ------------

            FOODS - 2.54%
   56,000   Campbell Soup Co...............    3,052,000
   25,000   Trinity Industries, Inc........    1,193,750
   80,000*  U. S. Foodservice..............    2,650,000
                                            ------------
                                               6,895,750
                                            ------------

            FREIGHT - 0.48%
   35,000   Airborne Freight Corp..........    1,303,750
                                            ------------

            HEALTHCARE - 2.86%
   45,000   Cardinal Health, Inc...........    4,010,625
  131,480*  HealthSouth Corp...............    3,730,745
                                            ------------
                                               7,741,370
                                            ------------

            HOME BUILDERS - 0.82%
   50,000   Centex Corp....................    1,787,500
   25,000   Standard Pacific Corp..........      432,813
                                            ------------
                                               2,220,313
                                            ------------

            HOSPITAL SUPPLIES - 1.36%
   35,000   Medtronic, Inc.................    1,946,875
   50,000*  Safeskin Corp..................    1,750,000
                                            ------------
                                               3,696,875
                                            ------------

            HOUSEHOLD PRODUCTS - 1.02%
   55,000*  Bed Bath & Beyond, Inc.........    2,760,313
                                            ------------

            INFORMATION PROCESSING - 16.31%
   20,000*  America Online, Inc............    1,666,250
  100,000*  BMC Software, Inc..............    4,606,250
   52,500   Cisco Systems, Inc.............    3,970,312
   80,000   Compaq Computer Corp...........    2,185,000
   75,000   Computer Associates
              International................    3,937,500
  120,000   Compuware Corp.................    5,512,500
   52,083*  Data General Corp..............      794,266
   50,000*  Dell Computer Corp.............    4,120,315
  110,000*  E M C Corp.....................    4,558,125
    5,000   Microsoft Corp.................      466,875
  110,000   Parametric Technology Corp.....    3,372,193
  120,000*  Peoplesoft Inc.................    5,242,500
   14,183*  Storage Technology Corp........    1,189,599


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  ------------

            INFORMATION PROCESSING - Continued
   65,000   Sun Microsystems, Inc.......... $  2,604,063
                                            ------------
                                              44,225,748
                                            ------------

            INSURANCE - CASUALTY - 1.02%
   20,000   Progressive Corp...............    2,757,500
                                            ------------

            INSURANCE - LIFE - 1.71%
   40,000   Conseco Inc....................    1,865,000
   40,404   Equitable Cos., Inc............    2,782,826
                                            ------------
                                               4,647,826
                                            ------------

            INSURANCE - MISCELLANEOUS - 1.28%
   55,000   Executive Risk, Inc............    3,461,563
                                            ------------

            INSURANCE - MULTILINE - 4.78%
   60,000   Allstate Corp..................    5,647,500
   70,000   Reliastar Financial Corp.......    3,027,500
   69,999   Travelers Group, Inc...........    4,269,939
                                            ------------
                                              12,944,939
                                            ------------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.88%
   36,000   Illinois Tool Works Inc........    2,376,000
                                            ------------

            MEDICAL TECHNOLOGY - 1.56%
   40,000   Guidant Corp...................    2,577,500
   20,000*  Sofamor Danek Group, Inc.......    1,662,500
                                            ------------
                                               4,240,000
                                            ------------

            MERCHANDISE - DRUG - 1.06%
   15,910   CVS Corp.......................    1,116,683
   50,000   Walgreen Co....................    1,759,375
                                            ------------
                                               2,876,058
                                            ------------

            MERCHANDISE - SPECIALTY - 3.85%
   55,312*  Consolidated Stores Corp.......    2,112,226
   20,000   Home Depot, Inc................    1,571,250
  113,062*  Staples, Inc...................    2,840,682
   84,000   TJX Companies, Inc.............    3,927,000
                                            ------------
                                              10,451,158
                                            ------------

            MERCHANDISING - DEPARTMENT - 1.95%
  114,000   Dayton Hudson Corp.............    5,286,750
                                            ------------

================================================================================
            GROWTH & INCOME FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                  43
================================================================================



   NUMBER                                      MARKET
 OF SHARES                                     VALUE
 ---------                                  ------------
            MERCHANDISING - FOOD - 3.49%
   90,000   Albertsons, Inc................ $  4,168,125
   70,000*  Safeway, Inc...................    2,550,625
   50,000*  Whole Foods Market, Inc........    2,750,000
                                            ------------
                                               9,468,750
                                            ------------

            MERCHANDISING - MASS - 0.48%
   25,000   Dollar Tree Stores Inc.........    1,293,750
                                            ------------

            MOBILE HOMES - 1.05%
  105,000   Oakwood Homes Corp.............    2,854,688
                                            ------------

            MISCELLANEOUS - 1.97%
  193,400*  Brightpoint, Inc...............    3,058,138
  100,000*  Corrections Corp. of America...    2,275,000
                                            ------------
                                               5,333,138
                                            ------------

            MULTIMEDIA - 0.37%
   25,000   Meredith Corp..................      993,750
                                            ------------

            OIL - INTEGRATED
            INTERNATIONAL - 0.01%
      180   British Petroleum Co. plc - ADR       15,953
                                            ------------

            OIL - SERVICE - PRODUCTS - 1.81%
  150,000   B.J. Services Co...............    4,903,125
                                            ------------

            OIL - SERVICES - 5.29%
   60,000   Baker Hughes Inc...............    2,160,000
   80,000   Halliburton Co.................    3,790,000
   35,000   Schlumberger Ltd...............    2,732,187
   25,000*  Smith International, Inc.......    1,226,562
   90,000   Transocean Offshore, Inc.......    4,438,125
                                            ------------
                                              14,346,874
                                            ------------

            OIL/GAS PRODUCERS - 1.35%
   27,285*  Noble Affiliates, Inc..........    1,065,820
   90,000*  R & B Falcon Corp..............    2,581,875
                                            ------------
                                               3,647,695
                                            ------------

            POLLUTION CONTROL - 0.44%
   45,000*  Allied Waste Industries, Inc...    1,192,500
                                            ------------

            PUBLISHING - NEWS - 0.91%
   35,000   New York Times Co. Class A.....    2,467,500
                                            ------------



   NUMBER                                      MARKET
 OF SHARES                                     VALUE
 ---------                                  ------------
            SAVINGS & LOAN - 0.84%
   30,000   H.F. Ahmanson & Co............. $  2,287,500
                                            ------------

            SEMICONDUCTORS - 1.22%
   30,000   Intel Corp.....................    2,143,125
   35,000   Maxim Integrated Products,
              Inc..........................    1,168,125
                                            ------------
                                               3,311,250
                                            ------------

            TELECOMMUNICATIONS - 3.40%
   50,000*  Airtouch Communications, Inc...    2,381,250
   50,000*  Tellabs, Inc...................    3,435,940
   75,000*  WorldCom, Inc..................    3,412,500
                                            ------------
                                               9,229,690
                                            ------------

            TOBACCO - 1.10%
   80,000   Philip Morris Cos Inc..........    2,990,000
                                            ------------

            UTILITIES - ELECTRIC - 1.75%
  100,000*  AES Corp.......................    4,756,250
                                            ------------

            TOTAL COMMON STOCKS
            (Cost $186,482,335)............  251,508,592
                                            ------------


     PAR
    VALUE
    -----

            CONVERTIBLE BONDS - 6.43%

            AEROSPACE/DEFENSE - 0.92%
$ 500,000   Rohr, Inc.,
             7.75% due 05/15/04............    1,732,591
  500,000   SCI Systems, Inc.,
             5.00% due 05/01/06............      756,560
                                            ------------
                                               2,489,151
                                            ------------

            AIRLINES - 0.40%
  500,000   Alaska Air Group, Inc.,
             6.50% due 06/15/05............    1,073,435
                                            ------------

            BANKS - REGIONAL - 0.87%
2,000,000   Bank Atlantic Bancorp,
             5.63% due 12/01/07............    2,355,000
                                            ------------

            DRUGS - 0.25%
  500,000   ALZA Corp.,
             5.00% due 05/01/06............      681,250
                                            ------------


   PAR                                         MARKET
  VALUE                                        VALUE
  -----                                     ------------

            ELECTRONIC INSTRUMENTS - 0.10%
$ 300,000   C - Cube Microsystems, Inc.,
             5.88% due 11/01/05............ $    271,500
                                            ------------

            HEALTHCARE - 0.32%
1,000,000   PhyCor, Inc.,
             4.50% due 02/15/03............      876,250
                                            ------------

            INFORMATION PROCESSING - 0.81%
  500,000   Adaptec, Inc.,
             4.75% due 02/01/04............      399,375
1,500,000   National Data Corp.,
             5.00% due 11/01/03............    1,515,000
  300,000   Data General Corp.,
              6.00% due 05/15/04...........      272,625
                                            ------------
                                               2,187,000
                                            ------------

            LODGING - 0.20%
  500,000   Hilton Hotels Corp.,
              5.00% due 05/15/06...........      552,500
                                            ------------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.16%
  500,000   Halter Marine Group, Inc.,
             4.50% due 09/15/04............      440,000
                                            ------------

            MERCHANDISE - SPECIALTY - 0.41%
  500,000   Home Depot, Inc.,
             3.25% due 10/01/01............      853,125
  250,000   Inacom Corp.,
             4.50% due 11/01/04............      255,000
                                            ------------
                                               1,108,125
                                            ------------

            OIL - INTEGRATED DOMESTIC - 0.51%
1,000,000   Pennzoil Co.,
             4.75% due 10/01/03............    1,371,250
                                            ------------

            OIL - SERVICE - 0.86%
2,000,000   Key Energy Group, Inc.,
             5.00% due 09/15/04............    1,642,500
  500,000   Nabors Industries, Inc.,
             5.00% due 05/15/06............      695,000
                                            ------------
                                               2,337,500
                                            ------------

================================================================================
            GROWTH & INCOME FUND - STATEMENT OF NET ASSETS CONTINUED
44                                                                  May 31, 1998
================================================================================


   PAR                                         MARKET
  VALUE                                        VALUE
---------                                   ------------

            OIL/GAS PRODUCERS - 0.24%
$ 500,000   Diamond Offshore Drilling, Inc.,
             3.75% due 02/15/07............ $    646,250
                                            ------------

            PUBLISHING/PRINTING - 0.38%
1,000,000   World Color Press, Inc.,
             6.00% due 10/01/07............    1,035,000
                                            ------------

            TOTAL CONVERTIBLE BONDS
            (Cost $15,210,128).............   17,424,211
                                            ------------

            CORPORATE SHORT
            TERM COMMERCIAL PAPER - 0.87%

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.87%
2,365,000   Cooper Industries, Inc.,
             5.67% due 06/01/98............    2,365,000
                                            ------------

            TOTAL CORPORATE SHORT
            TERM COMMERCIAL PAPER
            (Cost $2,365,000)..............    2,365,000
                                            ------------

            TOTAL INVESTMENTS
            (Cost $204,057,463) - 100.05%..  271,297,803
            Other assets and liabilities,
             net - (0.05%).................     (138,805)
                                            ------------
            NET ASSETS (equivalent
             $19.91 per share on
             13,618,559 shares
             outstanding) - 100%........... $271,158,998
                                            ============


         *  Non-income producing


                                               MARKET
                                               VALUE
                                            ------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  13,618,559 shares outstanding...........  $    136,186
Additional paid in capital................   183,647,905
Undistributed net realized gain on
  securities..............................    19,961,158
Undistributed net investment income.......       173,409
Unrealized appreciation of securities.....    67,240,340
                                            ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING.............................  $271,158,998
                                            ============

================================================================================
                   GROWTH & INCOME FUND - FINANCIAL STATEMENTS
                                                                              45
================================================================================




STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998


INVESTMENT INCOME:
Dividends............................................................  $ 1,491,393
Interest.............................................................    1,616,330
                                                                       -----------
  Total investment income............................................    3,107,723
                                                                       -----------

EXPENSES:
Advisory fees........................................................    1,907,885
Custodian and accounting fees........................................       57,561
Reports to shareholders..............................................       20,611
Audit fees and tax services..........................................        7,217
Directors' fees and expenses.........................................        5,166
Miscellaneous........................................................       13,114
                                                                       -----------
  Total expenses.....................................................    2,011,554
                                                                       -----------
NET INVESTMENT INCOME................................................    1,096,169
                                                                       -----------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities......................................   20,112,463
Net unrealized appreciation on securities during the year............   21,794,919
                                                                       -----------
   Net realized and unrealized gain on securities during the year....   41,907,382
                                                                       -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................  $43,003,551
                                                                       ===========







STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:


                                                                              1998               1997
                                                                          -------------     -------------

OPERATIONS:
Net investment income ................................................    $   1,096,169     $   1,134,645
Net realized gain on securities ......................................       20,112,463         2,722,032
Net unrealized appreciation of securities during the year ............       21,794,919        24,022,009
                                                                          -------------     -------------
  Increase in net assets resulting from operations ...................       43,003,551        27,878,686
                                                                          -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ................................................       (1,084,032)       (1,058,649)
Net realized gain on securities ......................................       (2,863,622)       (3,131,642)
                                                                          -------------     -------------
  Decrease in net assets resulting from distributions
   to shareholders ...................................................       (3,947,654)       (4,190,291)
                                                                          -------------     -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .....................................       31,809,939        70,892,821
Proceeds from capital stock issued for distributions reinvested ......        3,947,654         4,190,291
                                                                          -------------     -------------
                                                                             35,757,593        75,083,112
Cost of capital stock repurchased ....................................      (13,199,616)       (2,772,662)
                                                                          -------------     -------------
  Increase in net assets resulting from capital stock transactions ...       22,557,977        72,310,450
                                                                          -------------     -------------
TOTAL INCREASE IN NET ASSETS .........................................       61,613,874        95,998,845

NET ASSETS:
Beginning of year ....................................................      209,545,124       113,546,279
                                                                          -------------     -------------
End of year (including undistributed net investment income
  of $173,409 and $161,272) ..........................................    $ 271,158,998     $ 209,545,124
                                                                          =============     =============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .........................................        1,662,136         4,647,143
Shares issued for distributions reinvested ...........................          209,426           268,315
Shares of capital stock repurchased ..................................         (675,165)         (177,920)
                                                                          -------------     -------------
  Increase in shares outstanding .....................................        1,196,397         4,737,538
Shares outstanding:
  Beginning of year ..................................................       12,422,162         7,684,624
                                                                          -------------     -------------
  End of year ........................................................       13,618,559        12,422,162
                                                                          =============     =============

================================================================================
               SCIENCE & TECHNOLOGY FUND - STATEMENT OF NET ASSETS
46                                                                  May 31, 1998
================================================================================

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------
            COMMON STOCKS - 97.90%

            AEROSPACE/DEFENSE - 0.55%
   165,000* SCI Systems, Inc............... $ 5,630,625
                                            -----------


            ELECTRICAL EQUIPMENT - 0.09%
    70,000* Brooks Automation, Inc.........     901,250
                                            -----------

            ELECTRONIC INSTRUMENTS - 0.65%
   110,000* Cognex Corp....................   2,090,000
    55,000* Lattice Semiconductor Corp.....   2,124,375
    80,000* Marshall Industries............   2,475,000
                                            -----------
                                              6,689,375
                                            -----------

            ENTERTAINMENT - 0.09%
    48,500* N2K Inc........................     956,363
                                            -----------

            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 10.18%
    85,000* AXENT Technologies, Inc........   2,093,125
   440,000* BMC Software, Inc..............  20,267,500
    53,000* Great Plains Software, Inc.....   1,934,500
   355,000* Microsoft Corp.................  30,108,438
 1,245,000* Oracle Corp....................  29,413,125
     1,700* Peerless Systems Corp..........      30,812
   165,000* Peoplesoft Inc.................   7,208,437
   135,000  PLATINUM technology, Inc.......   3,695,625
    11,000* Sap............................   6,087,997
    82,500* Veritas Software Corp..........   3,328,363
                                            -----------
                                            104,167,922
                                            -----------

            INFORMATION PROCESSING - COM-
            PUTER HARDWARE SYSTEMS - 3.36%
   167,500* Dell Computer Corp.............  13,803,055
   625,000* Electronics for Imaging, Inc...  12,343,750
   205,000* Sun Microsystems, Inc..........   8,212,813
                                            -----------
                                             34,359,618
                                            -----------

            INFORMATION PROCESSING -
            COMPUTER SERVICES - 13.93%
   245,000* America Online, Inc............  20,411,562
   110,000  Automatic Data Processing, Inc.   6,998,750
   101,100  Checkfree Holdings Corp........   2,293,706
 1,110,000  First Data Corp................  36,907,500
   522,200* Gartner Group, Inc.............  17,265,239
   165,000  National Data Corp.............   6,187,500


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - Continued
   410,000* Security Dynamics Technology...$  8,661,250
   750,000* Sterling Commerce Inc..........  29,765,625
   273,000* SunGard Data Systems, Inc......   9,316,125
   170,000* Vantive Corp...................   4,568,750
     4,700  VeriSign, Inc..................     150,106
                                            -----------
                                            142,526,113
                                            -----------

            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 6.83%
   435,000* Networks Associates, Inc.......  26,643,750
 1,410,000  Parametric Technology Corp.....  43,225,383
                                            -----------
                                             69,869,133
                                            -----------

            INFORMATION PROCESSING -
            DATA SERVICES - 15.13%
   580,000  Adobe Systems Inc..............  23,163,750
   140,000  Affiliated Computer Services,
             Inc. Class A..................   4,663,750
   555,000* Anixter International, Inc.....  11,169,375
   275,000* Avant! Corp....................   7,064,063
   110,000* BISYS Group, Inc...............   4,083,750
    95,000* Caere Corp.....................   1,330,000
   294,800* CBT Group PLC..................  14,666,300
   660,000* E M C Corp.....................  27,348,750
   140,000* Electronic Arts................   6,090,000
    50,000* Envoy Corp.....................   2,193,750
    80,000  HCIA, Inc......................     660,000
   210,000  Hewlett Packard Co.............  13,046,250
    75,000* Integrated Systems, Inc........   1,406,250
   110,000* Learning Co., Inc..............   3,135,000
    77,100* Legato Systems, Inc............   2,206,988
    85,000* Micrel, Inc....................   2,658,911
    32,300* National Instruments Corp......   1,075,994
    38,200* PsiNet, Inc....................     410,650
    60,000* Renaissance Worldwide Inc......   1,128,750
   320,000* Solectron Corp.................  13,240,000
   140,000* Tech Data Corp.................   5,687,500
   111,500* Technology Solutions Co........   3,365,906
    69,000* Transaction Systems
               Architects Class A..........   2,794,500
   140,000* Viasoft, Inc...................   2,161,250
                                            -----------
                                            154,751,437
                                            -----------


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------

            INFORMATION PROCESSING -
            NETWORKING - 6.73%
   775,000* Ascend Communications Inc...... $33,470,313
   440,000  Cisco Systems, Inc.............  33,275,000
    15,800* Concentric Network Corp........     349,575
    33,000* International Network Services.   1,034,345
    20,000  PMC-Sierra, Inc................     778,750
                                            -----------
                                             68,907,983
                                            -----------
            INSURANCE - CASUALTY - 0.04%
    28,000* Atlantic Data Services, Inc....     367,500
                                            -----------
            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.03%
    18,500  Ortel Corp.....................     270,562
                                            -----------
            MISCELLANEOUS - 0.15%
    65,000* Xlyan Corp.....................   1,568,125
                                            -----------
            MULTIMEDIA - 3.38%
   140,000* Cadence Design Systems, Inc....   4,935,000
   690,000* Synopsys Inc...................  29,626,875
                                            -----------
                                             34,561,875
                                            -----------
            SECURITIES RELATED - 1.01%
   480,000* E*Trade Group, Inc.............  10,380,000
                                            -----------
            SEMICONDUCTOR EQUIPMENT - 5.26%
   360,000* Applied Materials, Inc.........  11,520,000
   230,000  ASM Lithography Holding NV.....   8,811,875
   330,000* KLA-Tencor Corp................  11,178,750
   445,000* LAM Research Corp..............  10,596,562
   430,000* Microchip Technology, Inc......  10,535,000
    30,000* QLogic Corp....................   1,215,000
                                            -----------
                                             53,857,187
                                            -----------
            SEMICONDUCTORS - 14.78%
   415,000* Altera Corp....................  13,954,375
 1,040,000* Analog Devices, Inc............  25,675,000
    80,000* Applied Micro Circuits Corp....   1,800,000
   170,000* Burr Brown Corp................   4,361,568
   137,500  Intel Corp.....................   9,822,656
    70,000* Level One Communications, Inc..   1,868,125
   180,000  Linear Technology Corp.........  12,588,750
   950,000* Maxim Integrated Products, Inc.  31,706,250
    55,000* Speedfam International, Inc....   1,072,500
   330,000  Texas Instruments Inc..........  16,953,750
   825,000* Xilinx, Inc....................  31,375,823
                                            -----------
                                            151,178,797
                                            -----------

================================================================================
          SCIENCE & TECHNOLOGY FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                  47
================================================================================

  NUMBER                                        MARKET
 OF SHARES                                      VALUE
-----------                                   -----------


            TELECOMMUNICATIONS - 14.64%
   550,000* ADC Communications, Inc.........  $  15,468,750
   245,000* Advanced Fibre Communications...      9,080,313
   110,000* Airtouch Communications, Inc....      5,238,750
   135,000* CIENA Corp......................      7,020,000
   180,000  Ericsson (LM) Tel Co. -
               ADR Series B.................      5,017,500
    34,000* Excel Switching Corp............        671,500
   110,000* Glenayre Technologies, Inc......      1,684,375
    75,000  Lucent Technologies, Inc........      5,320,312
    50,000* Natural Microsystems Corp.......      1,070,315
   110,000  Nokia Corp - ADR Series A.......      7,143,125
   370,000* Paging Network, Inc.............      5,064,375
    55,000  Pairgain Technologies Inc.......        859,375
   103,400* PanAmSat Corp. New..............      5,648,225
   170,000  Premisys Communications Inc.....      4,234,071
   610,000* QUALCOMM, Inc...................     31,796,250
    80,000* Sanmina Corp....................      6,230,000
    54,000* Teledata Communications Ltd.....        634,500
    95,000* Tellabs, Inc....................      6,528,286
   120,000* Transaction Network Services....      2,445,000
    55,000  Vodafone Group plc - ADR........      6,043,125
   495,000* WorldCom, Inc...................     22,522,500
                                              -------------
                                                149,720,647
                                              -------------

            UTILITIES - COMMUNICATION - 1.07%
   205,000  MCI Communications Corp.........     10,961,104
                                              -------------

            TOTAL COMMON STOCKS
            (Cost $891,023,542).............  1,001,625,616
                                              -------------



    PAR                                        MARKET
   VALUE                                       VALUE
-----------                                 -----------


            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 2.27%

            CONSUMER FINANCE - 0.73%
 7,470,000  Beneficial Corp.,
             5.55% due 06/02/98......... $    7,468,849
                                         --------------

            FINANCE COMPANIES - 1.15%
11,761,000  Ford Motor Credit Co.,
              5.50% due 06/01/98........     11,761,000
                                         --------------

            SECURITIES RELATED - 0.39%
 3,985,000  Merrill Lynch & Co.,
              5.60% due 06/03/98........      3,983,760
                                         --------------

            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $23,213,609)..........     23,213,609
                                         --------------

            TOTAL INVESTMENT
            (Cost $914,237,151) -
               100.17%..................  1,024,839,225
            Other assets and
               liabilities, net -
               (0.17%)..................     (1,698,287)
                                         --------------

            NET ASSETS (equivalent
             to $22.07 per share on
             46,355,160 shares
             outstanding) - 100%........ $1,023,140,938
                                         ==============

         *  Non-income producing

                                     FACE           MARKET      UNREALIZED
                                     VALUE           VALUE      DEPRECIATION
                                  -----------     -----------   ------------

Forward currency contracts sold:
  Deutsche Mark 6/2/98........... $ 1,629,371     $ 1,627,315   ($    2,056)
                                  -----------     -----------   -----------


                                                MARKET
                                                VALUE
                                              -----------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  46,355,160 shares outstanding..........      $     463,552
Additional paid in capital...............        817,508,725
Undistributed net realized gain on
  securities.............................         94,571,161
                                              --------------
Unrealized appreciation (depreciation) of:
  Investments............. $  110,602,074
  Forward contracts.......         (2,056)
  Foreign currency
     translation..........         (2,518)       110,597,500
                           --------------     --------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING............................     $1,023,140,938
                                              ==============

================================================================================
                SCIENCE & TECHNOLOGY FUND - FINANCIAL STATEMENTS
48
================================================================================

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998

INVESTMENT INCOME:
Dividends.........................................................   $   786,120
Interest..........................................................     3,796,710
                                                                     -----------
  Total investment income.........................................     4,582,830
                                                                     -----------

EXPENSES:
Advisory fees......................................................    8,602,906
Custodian and accounting services..................................      216,890
Reports to shareholders............................................       73,409
Audit fees and tax services........................................       24,471
Directors' fees and expenses.......................................       18,818
Miscellaneous......................................................       46,100
                                                                     -----------
  Total expenses...................................................    8,982,594
                                                                     -----------
NET INVESTMENT LOSS................................................   (4,399,764)
                                                                     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
AND FOREIGN CURRENCIES:
Net realized gain on:
  Investments......................................... $111,216,186
  Foreign currency translation........................       12,822  111,229,008
                                                       ------------
Net unrealized appreciation (depreciation) during the
  year:
  Investments.........................................  (16,754,541)
  Foreign currency translation........................       55,815  (16,698,726)
                                                       ------------  -----------

  Net realized and unrealized gain on securities during the year...   94,530,282
                                                                     -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................  $90,130,518
                                                                     ===========


STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                         1998           1997
                                                   ---------------  ------------
OPERATIONS:
Net investment loss............................... $   (4,399,764)  $ (1,919,791)
Net realized gain (loss) on securities............    111,229,008     (8,889,903)
Net unrealized appreciation (depreciation) of
  securities during the year......................    (16,698,726)    33,692,829
                                                   ---------------  ------------
   Increase in net assets resulting from
     operations...................................     90,130,518     22,883,135
                                                   ---------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.............................              -              -
Net realized gain on securities...................              -    (32,117,202)
                                                   ---------------  ------------
  Decrease in net assets resulting from
   distributions to shareholders..................              -    (32,117,202)
                                                   ---------------  ------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold..................    217,275,229    286,682,331
Proceeds from capital stock issued for
  distributions reinvested........................              -     32,117,202
                                                   ---------------  ------------
                                                      217,275,229    318,799,533
Cost of capital stock repurchased.................    (89,246,756)   (71,770,130)
                                                   ---------------  ------------
  Increase in net assets resulting from
    capital stock transactions....................    128,028,473    247,029,403
                                                   ---------------  ------------
TOTAL INCREASE IN NET ASSETS......................    218,158,991    237,795,336

NET ASSETS:
Beginning of year.................................    804,981,947    567,186,611
                                                   ---------------  ------------
End of year (including accumulated net
  investment losses of $0 and ($1,935,355)) ...... $1,023,140,938   $804,981,947
                                                   ===============  ============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold......................    10,004,608      14,868,580
Shares issued for distributions reinvested........             -       1,636,128
Shares of capital stock repurchased ..............    (4,133,577)     (3,716,452)
                                                   ---------------  ------------
  Increase in shares outstanding..................     5,871,031      12,788,256
Shares outstanding:
  Beginning of year...............................    40,484,129      27,695,873
                                                   ---------------  ------------
  End of year.....................................    46,355,160      40,484,129
                                                   ===============  ============

================================================================================
                 SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS
May 31, 1998                                                                  49
================================================================================

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------

            COMMON STOCKS - 97.52%
            ADVERTISING - 0.18%
    5,352   Interpublic Group Cos., Inc.... $   317,441
    6,030   Omnicom Group, Inc.............     282,279
                                            -----------
                                                599,720
                                            -----------

            AEROSPACE/DEFENSE - 0.21%
   12,604   Goodrich  (B.F.) Co............     645,955
    1,349   Teleflex Inc...................      54,550
                                            -----------
                                                700,505
                                            -----------

            AIRLINES - 0.25%
    2,418*  AMR Corp.......................     372,221
      265   Delta Air Lines, Inc...........      30,475
    9,344   Southwest Airlines Co..........     249,368
    2,546*  US Airways Group, Inc..........     178,220
                                            -----------
                                                830,284
                                            -----------

            APPAREL & PRODUCTS - 0.05%
    3,570   Liz Claiborne, Inc.............     180,954
                                            -----------

            APPLIANCES/FURNISHINGS - 0.05%
    1,457   Herman Miller, Inc.............      40,341
    2,612   Maytag Corp....................     131,742
                                            -----------
                                                172,083
                                            -----------

            AUTO - CARS - 0.81%
   48,472   Chrysler Corp..................   2,696,255
                                            -----------

            AUTO - ORIGINAL EQUIPMENT - 0.02%
    2,160   Arvin Industries, Inc..........      80,055
                                            -----------

            AUTO - REPLACEMENT PARTS - 0.57%
    3,174*  AutoZone, Inc..................     105,536
    3,429   Echlin Inc.....................     162,878
   19,107   Genuine Parts Co...............     648,444
   13,617   Goodyear Tire & Rubber Co......     978,721
                                            -----------
                                              1,895,579
                                            -----------

            BANKS - NEW YORK CITY - 2.61%
   25,098   Bank of New York Co., Inc......   1,534,115
   22,509   Chase Manhattan Corp...........   3,059,817
   20,409   CitiCorp.......................   3,043,493
    8,717   J. P. Morgan  & Co. Inc........   1,082,542
                                            -----------
                                              8,719,967
                                            -----------


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------

            BANKS - OTHER - 3.22%
   37,866   BankAmerica Corp............... $ 3,131,045
    5,115   BankBoston Corp................     538,993
   10,940   First Chicago Corp.............     956,566
   46,963   First Union Corp...............   2,597,641
   11,371   Fleet Financial Group, Inc.....     932,422
    5,993   Mellon Bank Corp...............     404,153
   18,719   National City Corp.............   1,268,212
    2,238   Providian Financial Corp.......     142,393
    2,222   Wells Fargo & Co...............     803,253
                                            -----------
                                             10,774,678
                                            -----------

            BANKS - REGIONAL - 3.63%
   43,086   BANC ONE CORP..................   2,375,116
    5,444   Comerica Inc...................     357,943
    9,709   Fifth Third Bancorp............     478,168
    1,170   Huntington Bancshares, Inc.....      38,318
   12,758   KeyCorp........................     484,007
   45,383   NationsBank Corp...............   3,437,761
    2,298   Northern Trust Corp............     162,081
   45,414   Norwest Corp...................   1,765,469
   10,848   PNC Bank Corp..................     626,472
      214   Summit Bancorporation..........      10,727
    2,560   SunTrust Banks, Inc............     202,240
    6,650   Synovus Financial Corp.........     149,198
   37,479   U.S. Bancorp...................   1,466,366
    7,025   Wachovia Corp..................     562,439
                                            -----------
                                             12,116,305
                                            -----------

            BEVERAGE - BREWERS/
            DISTRIBUTORS - 0.79%
   44,570   Anheuser-Busch Companies, Inc..   2,047,435
   13,258   Seagram Co. Ltd................     582,523
                                            -----------
                                              2,629,958
                                            -----------

            BEVERAGE - SOFT DRINKS - 3.80%
  121,862   Coca-Cola Co...................   9,550,934
   77,247   PepsiCo, Inc...................   3,152,643
                                            -----------
                                             12,703,577
                                            -----------

            BROADCASTING - 1.47%
    8,056*  Clear Channel Communications,
               Inc.........................     772,369
   13,957   Comcast Corp. Class A Special..     478,464
   15,578*  Tele-Comm Liberty Media Group
               Class A.....................     534,520
   33,716   U S West Communications Group..   1,711,087



  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------

            BROADCASTING - Continued
   13,835   U S West Media Group........... $   512,760
   16,159*  Viacom, Inc Class B............     888,745
                                            -----------
                                              4,897,945
                                            -----------

            BUILDING MATERIALS - 0.49%
    5,833   Lowe's Companies, Inc..........     461,901
   14,473   Masco Corp.....................     814,106
   10,859   Sherwin-Williams Co............     361,062
                                            -----------
                                              1,637,069
                                            -----------

            CHEMICAL - MAJOR - 0.70%
    1,391   Albemarle Corp.................      33,819
   12,352   Morton International, Inc......     375,964
   18,475   PPG Industries, Inc............   1,346,365
    5,402   Rohm and Haas Co...............     593,545
                                            -----------
                                              2,349,693
                                            -----------

            CHEMICAL - MISCELLANEOUS - 0.50%
    6,287   A. Schulman, Inc...............     124,954
      240*  Airgas, Inc....................       3,645
   14,644   Ethyl Corp.....................     103,423
      241   Ferro Corp.....................       6,899
    5,577   Great Lakes Chemical Corp......     223,080
    7,763   Lawter International, Inc......      74,719
    3,750   Lubrizol Corp..................     130,313
    1,029   Lyondell Petrochemical Co......      32,092
    9,012   Nalco Chemical Co..............     337,950
    1,258   NCH Corp.......................      80,119
    1,394*  Octel Corp.....................      30,412
   11,008   Praxair, Inc...................     542,831
                                            -----------
                                              1,690,437
                                            -----------

            CONGLOMERATES - 0.57%
   12,845   Tenneco Inc....................     534,673
   24,449   Tyco International Ltd.........   1,353,864
                                            -----------
                                              1,888,537
                                            -----------

            CONSUMER FINANCE - 0.47%
    3,648   Beneficial Corp................     488,832
   34,619   MBNA Corp......................   1,096,990
                                            -----------
                                              1,585,822
                                            -----------

================================================================================
                 SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS
50                                                                  May 31, 1998
================================================================================




  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------


            CONTAINERS - METAL/GLASS - 0.43%
    6,844   Corning Inc.................... $   269,910
   12,817   Crown Cork & Seal Co., Inc.....     664,882
   11,688*  Owens-Illinois, Inc............     525,230
                                            -----------
                                              1,460,022
                                            -----------

            CONTAINERS - PAPER - 0.11%
      867   Bemis Co., Inc.................      36,577
    1,141*  Sealed Air Corp................      61,034
    7,349   Sonoco Products Co.............     256,759
                                            -----------
                                                354,370
                                            -----------

            COSMETICS/TOILETRIES - 1.30%
    3,477   Avon Products, Inc.............     284,462
   34,025   Gillette Co....................   3,985,178
    1,242   International Flavors &
               Fragrances, Inc.............      59,616
                                            -----------
                                              4,329,256
                                            -----------

            DRUGS - 7.52%
   65,302   American Home Products Corp....   3,154,903
    6,253*  Amgen Inc......................     378,307
   57,755   Bristol Myers Squibb Co........   6,208,662
   46,603   Eli Lilly and Co...............   2,863,172
   58,320   Merck & Co., Inc...............   6,827,085
   38,793   Schering-Plough Corp...........   3,246,489
   38,538   Warner-Lambert Co..............   2,459,206
                                            -----------
                                             25,137,824
                                            -----------

            ELECTRICAL EQUIPMENT - 1.10%
   25,796   AMP Inc........................     980,247
    4,214*  Cabletron Systems, Inc.........      54,255
   35,767   Emerson Electric Co............   2,172,845
      857   Hubbell Inc. Class B...........      40,333
    2,617   National Service Industries,
               Inc.........................     133,467
    2,297   Raychem Corp...................      86,425
    2,652*  Teradyne, Inc..................      81,549
    2,326   Thomas & Betts Corp............     124,296
                                            -----------
                                              3,673,417
                                            -----------

            ELECTRONIC INSTRUMENTS - 0.05%
   10,086*  Integrated Device Technology...      94,556
      847*  Perkin-Elmer Corp..............      58,020
      273   Tektronix, Inc.................      10,442
      481*  Vishay Intertechnology,  Inc...      10,730
                                            -----------
                                                173,748
                                            -----------


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------

            ENTERTAINMENT - 1.94%
    5,200   Hasbro, Inc.................... $   198,900
    1,880*  King World Productions, Inc....      47,940
   17,295   Mattel, Inc....................     655,048
   28,933   Time Warner Inc................   2,251,349
   29,522   Walt Disney Co.................   3,339,676
                                            -----------
                                              6,492,913
                                            -----------
            FINANCE COMPANIES - 0.50%
      833   Finova Group, Inc..............      46,075
   11,413   Household International, Inc...   1,544,321
    1,908   SunAmerica, Inc................      92,777
                                            -----------
                                              1,683,173
                                            -----------
            FINANCIAL SERVICES - 1.14%
   30,448   American Express Co............   3,124,726
    6,641   Countrywide Credit Industries,
               Inc.........................     307,146
    8,421   H & R Block Inc................     370,524
                                            -----------
                                              3,802,396
                                            -----------
            FOODS - 2.40%
   24,423   BestFoods......................   1,378,373
   23,687   Campbell Soup Co...............   1,290,942
   23,005   ConAgra, Inc...................     672,896
   12,478   General Mills, Inc.............     851,624
   31,300   H J Heinz Co...................   1,660,855
    4,969   Hershey Foods Corp.............     344,103
   26,133   Kellogg Co.....................   1,079,620
    7,720   Quaker Oats Co.................     445,348
      225   Ralston Purina Co..............      25,045
    3,109   Wm. Wrigley Jr. Co.............     299,241
                                            -----------
                                              8,048,047
                                            -----------
            FOOTWEAR - 0.17%
   12,089   NIKE, Inc. Class  B............     556,094
                                            -----------
            FREIGHT - 0.06%
    2,986*  FDX Corp.......................     191,477
                                            -----------
            GOLD MINING - 0.16%
   16,388   Barrick Gold Corp..............     315,469
   17,951   Placer Dome Inc................     223,266
                                            -----------
                                                538,735
                                            -----------

            GOVERNMENT SPONSORED - 1.71%
   39,749   Federal Home Loan Mortgage
               Corp........................   1,808,580
   65,100   Federal National Mortgage
               Association.................   3,897,862
                                            -----------
                                              5,706,442
                                            -----------


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------

            FUNERAL SERVICES - 0.18%
   14,805   Service Corp. International.... $   605,154
                                            -----------

            HARDWARE & TOOLS - 0.20%
    4,637   Black & Decker Corp............     270,685
      352   Snap-on Inc....................      15,444
    7,762   Stanley Works..................     368,695
                                            -----------
                                                654,824
                                            -----------

            HEALTHCARE - 0.25%
    6,605   HealthSouth Corp...............     187,417
    1,291*  PacifiCare Health System,
               Inc. Class B................     106,669
    8,422   United HealthCare Corp.........     539,008
                                            -----------
                                                833,094
                                            -----------

            HEAVY DUTY TRUCKS/PARTS - 0.49%
   16,392   Dana Corp......................     854,433
    6,175*  Navistar International Corp....     186,408
   10,887   PACCAR Inc.....................     601,167
                                            -----------
                                              1,642,008
                                            -----------

            HOME BUILDERS - 0.03%
    2,703   Centex Corp....................      96,632
                                            -----------

            HOSPITAL MANAGEMENT - 0.43%
   23,355   Columbia/HCA Healthcare Corp...     763,416
      273   Manor Care, Inc................       8,617
    2,175   Medaphis Corp..................      16,313
    1,968   Shared Medical Systems Corp....     143,172
   14,264*  Tenet Healthcare Corp..........     499,240
                                            -----------
                                              1,430,758
                                            -----------

            HOSPITAL SUPPLIES - 3.74%
   51,175   Abbott Laboratories............   3,796,545
      607   ATL Ultrasound, Inc............      27,505
   21,155   Baxter International Inc.......   1,209,802
    3,665   Becton, Dickinson and Co.......     259,299
    4,336   Boston Scientific Corp.........     276,420
   73,937   Johnson & Johnson..............   5,106,273
    5,863   Mallinckrodt, Inc..............     180,654
   27,161   Medtronic, Inc.................   1,510,831
    3,009   United States Surgical Corp....     119,608
                                            -----------
                                             12,486,937
                                            -----------

================================================================================
            SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                  51
================================================================================


  NUMBER                                         MARKET
 OF SHARES                                       VALUE
-----------                                   -----------

            HOUSEHOLD PRODUCTS - 3.45%
    8,377   Clorox Co........................ $   699,480
   19,040   Colgate-Palmolive Co.............   1,656,480
    1,750   Newell Co........................      84,438
   77,432   Procter & Gamble Co..............   6,499,449
    1,495   Rubbermaid, Inc..................      48,774
   32,171   Unilever N V - ADR...............   2,539,498
                                              -----------
                                               11,528,119
                                              -----------

            INFORMATION PROCESSING - 10.17%
    2,834*  Apple Computer, Inc..............      75,455
   15,833   Automatic Data Processing, Inc...   1,007,375
   11,463*  Bay Networks, Inc................     317,382
   32,522*  Cendant Corp.....................     705,321
   43,197*  Cisco Systems, Inc...............   3,266,773
    7,311   Cognizant Corp...................     389,311
   58,595   Compaq Computer Corp.............   1,600,376
   19,011   Computer Associates
               International.................     998,078
    3,654   Computer Sciences Corp...........     189,780
    2,366*  Data General Corp................      36,082
   23,747*  Dell Computer Corp...............   1,956,902
      846   Diebold, Inc.....................      24,746
    7,099   Digital Equipment Corp...........     389,558
   17,257*  E M C Corp.......................     715,087
    5,828   First Data Corp..................     193,781
    1,072*  Gateway 2000, Inc................      48,307
      115*  General Instrument Corp..........       2,738
    8,538   HBO & Co.........................     492,803
   42,819   Hewlett Packard Co...............   2,660,130
   42,490   International Business Machines..   4,987,263
      366*  Keane, Inc.......................      16,424
   98,648*  Microsoft Corp...................   8,366,583
    5,057*  Novell, Inc .....................      53,099
   37,379*  Oracle Corp......................     883,079
    3,691   Parametric Technology Corp.......     113,152
   22,489   Pitney Bowes Inc.................   1,056,983
   10,590*  Seagate Technology...............     244,894
   17,327*  Silicon Graphics, Inc............     207,924
      229*  Storage Technology Corp..........      19,207
      684*  Stratus Computer, Inc............      24,667
   18,152*  Sun Microsystems, Inc............     727,215
   15,838*  3Com Corp........................     401,889
   17,575   Xerox Corp.......................   1,805,831
                                              -----------
                                               33,978,195
                                              -----------


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------

            INSURANCE - CASUALTY - 0.56%
    8,021   Chubb Corp..................... $   638,171
   12,459   SAFECO Corp....................     579,344
   14,884   St. Paul Companies, Inc........     660,477
                                            -----------
                                              1,877,992
                                            -----------

            INSURANCE - LIFE - 0.48%
    5,136   Aetna Inc......................     401,570
    6,115   Conseco Inc....................     285,112
    1,430   Jefferson-Pilot Corp...........      81,868
    4,001   Lincoln National Corp..........     359,590
    4,155   Transamerica Corp..............     477,825
                                            -----------
                                              1,605,965
                                            -----------

            INSURANCE - MISCELLANEOUS - 0.25%
    3,514   General Re Corp................     772,641
      877   MGIC Investment Corp...........      52,565
                                            -----------
                                                825,206
                                            -----------

            INSURANCE - MULTILINE - 4.03%
   22,940   Allstate Corp..................   2,159,228
   35,148   American International Group,
               Inc.........................   4,351,761
   20,635   Aon Corp.......................   1,321,930
   10,443   CIGNA Corp.....................     715,346
    1,746   Cincinnati Financial Corp......      73,332
    2,107   Hartford Financial Services
               Group.......................     231,902
   15,767   March & McLennan Companies,
               Inc.........................   1,380,598
   52,917   Travelers Group, Inc...........   3,227,936
                                            -----------
                                             13,462,033
                                            -----------

            LEISURE TIME - 0.07%
    5,220   Brunswick Corp.................     164,104
    3,755*  Mirage Resorts, Inc............      78,151
                                            -----------
                                                242,255
                                            -----------

            LODGING - 0.07%
    6,943   Marriott Services Inc..........     241,269
                                            -----------

            MACHINE TOOLS - 0.01%
    1,098   Cincinnati Milacron, Inc.......      32,871
                                            -----------

            MACHINERY - AGRICULTURE - 0.25%
    1,636   Case Corp......................      94,684
   14,380   Deere & Co.....................     745,963
                                            -----------
                                                840,647
                                            -----------


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.31%
   18,362   Caterpillar Inc................ $ 1,008,763
      667   Foster Wheeler Corp............      16,925
      248   Harnischfeger Industries Inc...       7,812
                                            -----------
                                              1,033,500
                                            -----------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.85%
    3,660   Aeroquip-Vickers, Inc..........     226,005
    6,426   Cooper Industries, Inc.........     413,674
    6,943   Dover Corp.....................     260,363
   11,285   Illinois Tool Works Inc........     744,810
   12,486   Ingersoll-Rand Co..............     562,650
    5,094   Johnson Controls, Inc..........     303,093
    7,985   Pall Corp......................     158,203
      709   Tecumseh Products Co. Class A..      35,361
    3,982   Tidewater, Inc.................     151,316
                                            -----------
                                              2,855,475
                                            -----------

            MEDICAL TECHNOLOGY - 0.17%
    8,752   Guidant Corp...................     563,957
                                            -----------

            MERCHANDISE - DRUG - 0.54%
    9,682   CVS Corp.......................     679,555
    9,762   Rite Aid Corp..................     349,602
   21,809   Walgreen Co....................     767,404
                                            -----------
                                              1,796,561
                                            -----------

            MERCHANDISE - SPECIALTY - 1.47%
    4,516*  Best Buy Co., Inc..............     147,335
      804   Circuit City Stores, Inc.......      34,070
      158   CompUSA, Inc...................       2,489
    2,338*  Consolidated Stores Corp.......      89,282
    1,059*  CostCo Companies, Inc..........      61,290
   30,111   Fortune Brands,  Inc...........   1,157,392
   11,343   Gap, Inc.......................     612,522
   31,623   Home Depot, Inc................   2,484,382
    5,249   Ikon Office Solutions Inc......     111,213
    7,534*  Toys "R" Us, Inc...............     199,651
                                            -----------
                                              4,899,626
                                            -----------

================================================================================
            SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED
52                                                                  May 31, 1998
================================================================================



  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------

            MERCHANDISING -
            DEPARTMENT - 0.40%
   16,268   Dayton Hudson Corp............. $   754,429
    1,450*  Federated Department Stores,
               Inc.........................      75,128
    8,077   May Department Stores Co.......     519,452
                                            -----------
                                              1,349,009
                                            -----------

            MERCHANDISING - FOOD - 0.36%
   11,629   Albertsons, Inc................     538,568
    1,069   American Stores Co.............      26,658
    2,747*  Kroger Co......................     117,949
    7,808   SYSCO Corp.....................     182,024
    7,944   Winn-Dixie Stores, Inc.........     323,222
                                            -----------
                                              1,188,421
                                            -----------

            MERCHANDISING - MASS - 2.40%
   18,255   J.C. Penney Co., Inc...........   1,310,937
    7,550*  Kmart Corp.....................     146,281
   16,794   Sears Roebuck and Co...........   1,038,079
   99,819   Wal-Mart Stores, Inc...........   5,508,762
      527   Woolworth Corp.................      10,408
                                            -----------
                                              8,014,467
                                            -----------

            METALS - ALUMINUM - 0.20%
   23,491   Alcan Aluminum Ltd.............     669,494
                                            -----------

            METALS - COPPER - 0.04%
    5,732   Newmont Mining Corp............     142,942
                                            -----------

            METALS - MISCELLANEOUS - 0.15%
    9,537   Freeport - McMoRan Copper &
             Gold Inc. Class B.............     159,745
   17,391   Inco Limited...................     249,996
    1,650   Precision Castparts Corp.......      95,081
                                            -----------
                                                504,822
                                            -----------

            METALS - STEEL - 0.06%
    1,772   AK Steel Holding Corp..........      33,004
    1,028*  Bethlehem Steel Corp...........      12,593
    7,993   Worthington Industries, Inc....     140,876
                                            -----------
                                                186,473
                                            -----------





  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------


            NATURAL GAS-DIVERSIFIED - 0.27%
    3,475   Eastern Enterprises............ $   139,434
    5,944   El Paso Natural Gas Co.........     229,587
    1,206   Questar Corp...................      48,918
   12,348   Sonat Inc......................     483,888
                                            -----------
                                                901,827
                                            -----------

            OIL - INTEGRATED DOMESTIC - 2.16%
   11,073   Amerada Hess Corp..............     598,634
    8,737   Ashland Oil, Inc...............     435,758
   29,509   Burlington Resources,  Inc.....   1,243,067
    8,364   Kerr-McGee Corp................     529,023
      900*  Oryx Energy Co.................      20,981
    8,332   Pennzoil Co....................     481,694
   46,171   Phillips Petroleum Co..........   2,311,436
    6,171   Quaker State Corp..............     104,521
    2,864   Sun Co., Inc...................     121,720
   39,072   USX-Marathon Group.............   1,367,520
                                            -----------
                                              7,214,354
                                            -----------
            OIL - INTEGRATED
            INTERNATIONAL - 1.47%
    7,876   Murphy Oil Corp................     396,261
   77,982   Texaco Inc.....................   4,503,461
                                            -----------
                                              4,899,722
                                            -----------

            OIL - SERVICE - PRODUCTS - 0.07%
    7,713   Noble Drilling Corp............     227,534
                                            -----------
            OIL - SERVICES - 1.44%
   22,192   Baker Hughes Inc...............     798,912
    8,354   Dresser Industries, Inc........     388,983
    2,104*  Global Marine Inc..............      46,946
   17,351   Halliburton Co.................     822,004
   34,672   Schlumberger Ltd...............   2,706,582
    1,094   Transocean Offshore, Inc.......      53,948
                                            -----------
                                              4,817,375
                                            -----------
            OIL/GAS PRODUCERS - 0.59%
    4,410   Anadarko Petroleum Corp........     291,060
   10,523   Apache Corp....................     359,755
    6,270   Helmerich & Payne, Inc.........     158,318
    9,513   Pioneer Natural Resources
               Corp........................     223,556
    7,778   Ultramar Diamond Shamrock
               Corp........................     248,410
   33,072   Union Pacific Resources Group
               Inc.........................     669,707
    1,026   Valero Energy Corp.............      33,473
                                            -----------
                                              1,984,279
                                            -----------



  NUMBER                                           MARKET
 OF SHARES                                         VALUE
-----------                                     -----------

            PAPER/FOREST PRODUCTS - 1.21%
   11,986   Avery Dennison Corp................ $   621,025
   13,069   Fort James Corp....................     624,862
   39,335   Kimberly-Clark Corp................   1,949,540
   15,063   Louisiana Pacific Corp.............     300,319
    9,331   Mead Corp..........................     290,427
   11,783   Unisource Worldwide, Inc...........     150,970
    2,884   Willamette Industries, Inc.........      98,957
                                                -----------
                                                  4,036,100
                                                -----------

            POLLUTION CONTROL - 0.29%
    8,715   Browning - Ferris Industries,
               Inc.............................     309,927
   19,929   Waste Management, Inc..............     647,693
                                                -----------
                                                    957,620
                                                -----------

            PUBLISHING - NEWS - 0.66%
    6,029   Dow Jones & Co., Inc...............     290,146
   20,914   Gannett Co., Inc...................   1,379,016
      578   New York Times Co.  Class  A.......      40,749
    7,190   Tribune Co.........................     480,831
                                                -----------
                                                  2,190,742
                                                -----------

            PUBLISHING/PRINTING - 0.28%
    8,020   Dun & Bradstreet Corp..............     270,675
    8,690   McGraw-Hill, Inc...................     679,449
                                                -----------
                                                    950,124
                                                -----------

            RAILROAD - 0.97%
    7,629   Burlington Northern Santa Fe.......     759,086
   18,025   CSX  Corp..........................     858,441
   35,920   Norfolk Southern Corp..............   1,124,745
   10,257   Union Pacific Corp.................     496,182
                                                -----------
                                                  3,238,454
                                                -----------

            RESTAURANTS - 0.73%
   37,338   McDonald's Corp....................   2,450,305
      163*  Tricon Global Restaurants, Inc.....       5,063
                                                -----------
                                                  2,455,368
                                                -----------

            SAVINGS & LOAN - 0.32%
    4,017   H.F. Ahmanson & Co.................     306,296
   10,796   Washington Mutual, Inc.............     762,468
                                                -----------
                                                  1,068,764
                                                -----------

================================================================================
            SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                  53
================================================================================

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------
            SECURITIES RELATED - 1.47%
   10,173   Charles Schwab Corp............ $   335,709
    9,098   Franklin Resources, Inc........     444,665
    5,293   Lehman Brothers Holdings, Inc..     375,472
   16,296   Merrill Lynch & Co., Inc.......   1,458,492
   29,310   Morgan St Dean Witter Discover.   2,288,015
                                            -----------
                                              4,902,353
                                            -----------

            SEMICONDUCTOR EQUIPMENT - 0.19%
   17,737*  Applied Materials, Inc.........     567,584
    2,176*  KLA-Tencor Corp................      73,712
                                            -----------
                                                641,296
                                            -----------

            SEMICONDUCTORS - 1.92%
    8,243*  Advanced Micro Devices, Inc....     160,739
   69,714   Intel Corp.....................   4,980,193
    6,444*  LSI Logic Corp.................     137,338
   10,409*  Micron Technology, Inc.........     245,262
    1,557*  National Semiconductor Corp....      25,301
   15,718   Rockwell International Corp....     864,490
                                            -----------
                                              6,413,323
                                            -----------

            TELECOMMUNICATIONS - 2.60%
    5,172*  Airtouch Communications, Inc...     246,317
    3,618   ALLTEL Corp....................     142,685
    2,879*  DSC Communications Corp........      49,213
    5,582   Frontier Corp..................     169,902
   58,688   Lucent Technologies, Inc.......   4,163,180
   10,140*  Nextel Communications, Inc.
               Class A.....................     238,924
   26,975   Northern Telecom Ltd...........   1,726,400
    6,549*  Tellabs, Inc...................     450,039
   33,221*  WorldCom, Inc..................   1,511,556
                                            -----------
                                              8,698,216
                                            -----------

            TEXTILE - PRODUCTS - 0.18%
   11,114   V F Corp.......................     591,126
                                            -----------

            TRUCKERS - 0.02%
    4,542   Arnold Industries, Inc.........      70,969
                                            -----------

            UTILITIES - COMMUNICATION - 5.81%
   55,805   Ameritech Corp.................   2,368,225
   76,878   AT & T Corp....................   4,679,947
   39,345   Bell Atlantic Corp.............   3,604,985
   49,159   BellSouth Corp.................   3,170,756


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------
            UTILITIES - COMMUNICATION - Continued
   24,143   MCI Communications Corp........ $ 1,290,897
   81,739   SBC Communications, Inc........   3,177,604
   15,727   Sprint Corp....................   1,128,412
                                            -----------
                                             19,420,826
                                            -----------

            UTILITIES - ELECTRIC - 2.36%
    3,807   Black Hills Corp...............      83,516
   27,665   Cinergy Corp...................     893,925
    3,941   Cleco Corp.....................     117,984
    5,568   Hawaiian Electric Industries,
               Inc.........................     212,976
    6,599   Idaho Power Co.................     225,603
    4,645   IPALCO Enterprises, Inc........     195,671
   10,023   LG&E Energy Corp...............     266,236
    5,860   Minnesota Power Inc............     231,104
    9,591   Montana Power Co...............     347,674
    8,790   Nevada Power Co................     209,861
   19,391   New Century Energies, Inc......     891,986
   22,013   NIPSCO Industries, Inc.........     591,599
    7,085   OGE Energy Corp................     379,933
   52,031   PacifiCorp.....................   1,199,965
   20,791   Potomac Electric Power Co......     508,080
   14,837   Puget Sound Energy Inc.........     387,617
   22,966   TECO Energy, Inc...............     601,422
    9,433   UtiliCorp United Inc...........     335,461
    7,441   Washington Gas Light Co........     193,931
                                            -----------
                                              7,874,544
                                            -----------

            UTILITIES - GAS, DISTRIBUTION - 0.37%
    9,966   AGL Resources, Inc.............     199,320
    8,976*  Marketspan Corp................     302,379
    3,002   MCN Energy Group Inc...........     108,072
    6,711   National Fuel Gas Co...........     284,379
    8,483   NICOR Inc......................     327,656
                                            -----------
                                              1,221,806
                                            -----------

            UTILITIES - GAS, PIPELINE - 1.53%
    3,322   Columbia Energy Group..........     280,294
   16,752   Consolidated Natural Gas Co....     947,535
   33,683   Enron Corp.....................   1,688,360
    5,438   ONEOK Inc......................     212,422
   14,631   Pacific Enterprises............     556,892
    6,181   Peoples Energy Corp............     227,924
   37,307   Williams Companies, Inc........   1,210,145
                                            -----------
                                              5,123,572
                                            -----------



  NUMBER                                        MARKET
 OF SHARES                                       VALUE
-----------                                 -------------
            WATER SERVICES - 0.02%
    2,552   American Water Works Co., Inc.. $      74,965
                                            -------------

            TOTAL COMMON STOCKS
            (Cost $277,608,938)............   325,861,302
                                            -------------


    PAR
   VALUE
-----------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 2.19%

            MACHINERY - INDUSTRIAL/SPECIALTY - 0.95%
$3,183,000  Cooper Industries, Inc.,
             5.67% due 06/01/98............   3,183,000
                                           ------------
            SECURITIES RELATED - 1.24%
              Merrill Lynch & Co.:
 2,126,000   5.52% due 06/03/98............   2,125,348
 2,014,000   5.52% due 06/04/98............   2,013,074
                                           ------------
                                              4,138,422
                                           ------------
            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $7,321,422)..............   7,321,422
                                           ------------
            UNITED STATES GOVERNMENT
            SHORT TERM - 0.12%

            U.S. TREASURY BILLS - 0.12%
            United States Treasury Bills:
   100,000     4.94% due 06/04/98..........      99,959
   100,000     4.91% due 06/04/98..........      99,959
   100,000     4.90% due 06/04/98..........      99,959
   100,000     4.65% due 06/04/98..........      99,961
                                           ------------
                                                399,838
                                           ------------

            TOTAL UNITED STATES GOVERNMENT
            SHORT TERM
            (Cost $399,838)................     399,838
                                           ------------

            TOTAL INVESTMENTS
            (Cost $285,330,198) - 99.83%... 333,582,562
             Other assets and liabilities,
             net - 0.17%...................     584,788
                                           ------------

            NET ASSETS (equivalent
             to $22.16 per share on
             15,080,463 shares
             outstanding) - 100 %..........$334,167,350
                                           ============

================================================================================
            SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED
54                                                                  May 31, 1998
================================================================================


                                             UNREALIZED
CONTRACTS                                   DEPRECIATION
---------                                   ------------


            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at
               5/31/98)
   27(2)    S&P 500 Index Futures
             (June/$1,090.80).............. $  (137,250)
                                            ===========

             (1)U.S. Treasury Bills with a market value of
                approximately $400,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.

             (2)Per 250

             *  Non-income producing



                                               MARKET
                                               VALUE
                                            ------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  15,080,463 shares outstanding........... $    150,805
Additional paid in capital................  250,214,914
Undistributed net realized gain on
     securities...........................   35,511,010
Undistributed net investment income.......      175,507
Unrealized appreciation (depreciation) of:
  Investments...........  $48,252,364
   Futures ..............    (137,250)       48,115,114
                          -----------      ------------

NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING............................. $334,167,350
                                           ============

================================================================================
                  SOCIAL AWARENESS FUND - FINANCIAL STATEMENTS
                                                                              55
================================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998

INVESTMENT INCOME:
Dividends.......................................................  $ 3,754,102
Interest........................................................      371,484
                                                                  -----------
  Total investment income.......................................    4,125,586
                                                                  -----------

EXPENSES:
Advisory fees...................................................    1,204,327
Custodian and accounting services...............................       51,735
Reports to shareholders.........................................       23,321
Audit fees and tax services.....................................        7,949
Directors' fees and expenses....................................        4,216
Miscellaneous...................................................       13,183
                                                                  -----------
  Total expenses................................................    1,304,731
                                                                  -----------
NET INVESTMENT INCOME...........................................    2,820,855
                                                                  -----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
  Investments.....................................    34,461,580
  Futures contracts...............................     1,849,928   36,311,508
                                                     -----------
Net unrealized appreciation (depreciation) during
  the year:
  Investments.....................................    21,517,279
  Futures contracts...............................      (227,900)  21,289,379
                                                     -----------  -----------
   Net realized and unrealized gain on securities
     during the year:...........................................   57,600,887
                                                                  -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................  $60,421,742
                                                                  ===========

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                          1998           1997
                                                     ------------    ------------
OPERATIONS:
Net investment income.............................   $  2,820,855    $  1,619,474
Net realized gain on securities...................     36,311,508      13,356,463
Net unrealized appreciation of securities
  during the year.................................     21,289,379      14,695,812
                                                     ------------    ------------
  Increase in net assets resulting from
    operations....................................     60,421,742      29,671,749
                                                     ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.............................     (2,737,376)     (1,578,118)
Net realized gain on securities...................     (9,562,689)    (10,727,011)
                                                     ------------    ------------
  Decrease in net assets resulting from
    distributions to shareholders.................    (12,300,065)    (12,305,129)
                                                     ------------    ------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold..................    120,526,570      52,814,227
Proceeds from capital stock issued for
  distributions reinvested........................     12,300,065      12,305,129
                                                     ------------    ------------
                                                      132,826,635      65,119,356
Cost of capital stock repurchased.................     (2,130,016)     (8,024,362)
                                                     ------------    ------------
  Increase in net assets resulting from capital
    stock transactions............................    130,696,619      57,094,994
                                                     ------------    ------------
TOTAL INCREASE IN NET ASSETS......................    178,818,296      74,461,614

NET ASSETS:
Beginning of year.................................    155,349,054      80,887,440
                                                     ------------    ------------
End of year (including undistributed net
  investment income of $175,507 and $92,028)......   $334,167,350    $155,349,054
                                                     ------------    ------------

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold......................      5,891,588       3,190,691
Shares issued for distributions reinvested........        618,253         775,715
Shares of capital stock repurchased ..............       (106,789)       (509,440)
                                                     ------------    ------------
  Increase in shares outstanding..................      6,403,052       3,456,966
Shares outstanding:
  Beginning of year...............................      8,677,411       5,220,445
                                                     ------------    ------------
  End of year.....................................     15,080,463       8,677,411
                                                     ============    ============

================================================================================
            ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS
56                                                                 May 31, 1998
================================================================================

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------                                    ----------
            COMMON STOCKS - 58.36%
            ADVERTISING - 0.11%
     1,795  Interpublic Group Cos., Inc....  $  106,466
     2,400  Omnicom Group, Inc.............     112,350
                                             ----------
                                                218,816
                                             ----------
            AEROSPACE/DEFENSE- 0.91%
    13,811  Boeing Co......................     657,749
       521  Crane Co.......................      27,450
       258  EG & G, Inc....................       8,127
     1,754  General Dynamics Corp..........      77,943
       842  Goodrich  (B.F.) Co............      43,153
     2,383  Lockheed Martin Corp...........     267,492
       932  Northrop Grumman Corp..........      99,899
     4,718  Raytheon Co. Class B...........     258,016
     1,578  TRW Inc........................      84,522
     3,034  United Technologies Corp.......     285,195
                                             ----------
                                              1,809,546
                                             ----------
            AIRLINES - 0.23%
     1,126* AMR Corp.......................     173,334
     1,007  Delta Air Lines, Inc...........     115,805
     2,876  Southwest Airlines Co..........      76,753
     1,413* US Airways Group, Inc..........      98,910
                                             ----------
                                                464,802
                                             ----------
            APPAREL & PRODUCTS - 0.03%
     1,010  Liz Claiborne, Inc.............      51,194
                                             ----------
            APPLIANCES/FURNISHINGS - 0.08%
     1,729  Maytag Corp....................      87,206
     1,029  Whirlpool Corp.................      70,294
                                             ----------
                                                157,500
                                             ----------
            AUTO - CARS - 1.01%
     8,655  Chrysler Corp..................     481,434
    16,556  Ford Motor Co..................     858,843
     9,478  General Motors Corp............     681,824
                                             ----------
                                              2,022,101
                                             ----------
            AUTO - REPLACEMENT PARTS - 0.20%
     2,408* AutoZone, Inc..................      80,066
       200  Cooper Tire & Rubber Co........       4,738
       915  Echlin Inc.....................      43,462
     2,726  Genuine Parts Co...............      92,513
     2,176  Goodyear Tire & Rubber Co......     156,400
       982  Pep Boys-Manny, Moe & Jack.....      21,850
                                             ----------
                                                399,029
                                             ----------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------                                    ----------
            BANKS - NEW YORK CITY - 1.17%
     5,608  Bank of New York Co., Inc......  $  342,789
     5,879  Chase Manhattan Corp...........     799,177
     6,039  CitiCorp.......................     900,566
     2,384  J. P. Morgan  & Co. Inc........     296,062
                                             ----------
                                              2,338,594
                                             ----------
            BANKS - OTHER - 1.73%
     9,576  BankAmerica Corp...............     791,816
     2,033  BankBoston Corp................     214,227
     3,954  First Chicago Corp.............     345,728
    12,927  First Union Corp...............     715,025
     3,688  Fleet Financial Group, Inc.....     302,416
     3,288  Mellon Bank Corp...............     221,735
     4,497  National City Corp.............     304,672
     1,374  Providian Financial Corp.......      87,420
       805  Republic of New York Corp......     103,392
     1,050  Wells Fargo & Co...............     379,575
                                             ----------
                                              3,466,006
                                             ----------
            BANKS - REGIONAL - 2.12%
     9,270  Banc One Corp..................     511,009
     2,530  Comerica Inc...................     166,348
     3,557  Fifth Third Bancorp............     175,182
     3,200  Huntington Bancshares, Inc.....     104,800
     5,880  KeyCorp........................     223,073
     2,000  Mercantile Bancorporation Inc..     102,250
    12,591  NationsBank Corp...............     953,768
     2,000  Northern Trust Corp............     141,063
    10,736  Norwest Corp...................     417,362
     3,973  PNC Bank Corp..................     229,441
     2,200  State Street Corp..............     151,663
     2,800  Summit Bancorporation..........     140,350
     2,685  SunTrust Banks, Inc............     212,115
     3,900  Synovus Financial Corp.........      87,506
    10,221  U.S. Bancorp...................     399,896
     2,852  Wachovia Corp..................     228,337
                                             ----------
                                              4,244,163
                                             ----------
            BEVERAGE - BREWERS/
            DISTRIBUTORS - 0.29%
       378  Adolph Coors Class B...........      14,175
     6,996  Anheuser-Busch Companies, Inc..     321,379
       933  Brown-Forman Corp Class B......      53,764
     4,325  Seagram Co. Ltd................     190,030
                                             ----------
                                                579,348
                                             ----------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------                                    ----------
            BEVERAGE - SOFT DRINKS - 1.74%
    33,599  Coca-Cola Co................... $ 2,633,322
    20,761  PepsiCo, Inc...................     847,308
                                            -----------
                                              3,480,630
                                            -----------
            BROADCASTING - 0.91%
    10,102  CBS Corp.......................     320,739
     2,100* Clear Channel Communications,
              Inc. ........................     201,338
     4,984  Comcast Corp. Class A Special..     170,858
     6,767* Tele-Comm Liberty Media Group
            Class A........................     232,193
     6,565  U S West Communications Group..     333,174
     7,763  U S West Media Group...........     287,715
     4,950* Viacom, Inc Class B............     272,250
                                            -----------
                                              1,818,267
                                            -----------
            BUILDING MATERIALS - 0.23%
       605  Armstrong World Industries,
              Inc. ........................      50,896
     2,392  Lowe's Companies, Inc..........     189,417
     2,567  Masco Corp.....................     144,394
     2,368  Sherwin-Williams Co............      78,735
                                            -----------
                                                463,442
                                            -----------
            CHEMICAL - MAJOR - 1.20%
     3,219  Dow Chemical Co................     311,841
    15,062  E.I. du Pont de Nemours and Co.   1,159,774
     1,753  Hercules, Inc..................      77,242
     8,208  Monsanto Co....................     454,518
     1,910  Morton International, Inc......      58,135
     2,135  PPG Industries, Inc............     155,587
       843  Rohm and Haas Co...............      92,625
     1,720  Union Carbide Corp.............      85,893
                                            -----------
                                              2,395,615
                                            -----------

            CHEMICAL - MISCELLANEOUS - 0.30%
     1,461  Air Products and Chemicals,
              Inc..........................     127,107
     1,088  Eastman Chemical Co............      72,896
     1,106  Ecolab Inc.....................      34,148
       600* FMC Corp.......................      45,863
     1,431  Great Lakes Chemical Corp......      57,240
       573  Millipore Corp.................      19,124
     1,204  Nalco Chemical Co..............      45,150
       358* Octel Corp.....................       7,803
     2,486  Praxair, Inc...................     122,591
     1,336  Sigma Aldrich Corp.............      48,764
     1,087  W.R. Grace & Co................      20,177
                                            -----------
                                                600,863
                                            -----------

================================================================================
              ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                  57
================================================================================

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            CONGLOMERATES - 0.60%
     7,960  Allied Signal Inc.............. $   340,290
     1,600  ITT Industries, Inc............      59,000
     1,481  Loews Corp.....................     134,401
     1,851  Tenneco Inc....................      77,048
     2,156  Textron Inc....................     159,948
     7,758  Tyco International Ltd.........     429,599
                                            -----------
                                              1,200,286
                                            -----------
            CONSUMER FINANCE - 0.15%
       666  Beneficial Corp................      89,244
     6,941  MBNA Corp......................     219,943
                                            -----------
                                                309,187
                                            -----------
            CONTAINERS - METAL/GLASS - 0.15%
     2,892  Corning Inc....................     114,053
     1,693  Crown Cork & Seal Co., Inc.....      87,825
     2,400* Owens-Illinois, Inc............     107,850
                                            -----------
                                                309,728
                                            -----------
            CONTAINERS - PAPER - 0.05%
     1,000  Bemis Co., Inc.................      42,188
     1,082* Sealed Air Corp................      57,887
                                            -----------
                                                100,075
                                            -----------
            COSMETICS/TOILETRIES - 0.55%
       799  Alberto-Culver Co. Class B.....      23,770
     1,457  Avon Products, Inc.............     119,201
     7,746  Gillette Co....................     907,250
     1,071  International Flavors &
            Fragrances, Inc................      51,408
                                            -----------
                                              1,101,629
                                            -----------
            DRUGS - 4.59%
       475  Allergan, Inc..................      19,950
       814* ALZA Corp......................      39,377
    17,956  American Home Products Corp....     867,499
     3,326* Amgen Inc......................     201,223
       592  Bausch & Lomb Inc..............      29,489
    13,614  Bristol Myers Squibb Co........   1,463,505
    14,760  Eli Lilly and Co...............     906,818
    16,537  Merck & Co., Inc...............   1,935,863
     6,911* Pharmacia & Upjohn, Inc........     305,380
    17,542  Pfizer, Inc....................   1,838,620
    10,254  Schering-Plough Corp...........     858,132
    11,154  Warner-Lambert Co..............     711,765
                                            -----------
                                              9,177,621
                                            -----------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            ELECTRICAL EQUIPMENT - 2.21%
     3,337  AMP Inc........................ $   126,806
     2,284* Cabletron Systems, Inc.........      29,407
     5,988  Emerson Electric Co............     363,771
    44,802  General Electric Co............   3,735,367
       710  National Service Industries,
            Inc............................      36,210
     1,496  Raychem Corp...................      56,287
       850  Thomas & Betts Corp............      45,421
       348  W. W. Grainger Inc.............      36,736
                                            -----------
                                              4,430,005
                                            -----------

            ELECTRONIC INSTRUMENTS - 0.08%
       591  General Signal Corp............      24,305
       706* Perkin-Elmer Corp..............      48,360
       650  Tektronix, Inc.................      24,863
     1,876* Thermo Electron Corp...........      65,895
                                            -----------
                                                163,423
                                            -----------
            ENTERTAINMENT - 0.96%
       939* Harrah's Entertainment, Inc....      23,475
     1,766  Hasbro, Inc....................      67,550
     1,936* King World Productions, Inc....      49,368
     4,261  Mattel, Inc....................     161,385
     7,863  Time Warner Inc................     611,840
     8,904  Walt Disney Co.................   1,007,265
                                            -----------
                                              1,920,883
                                            -----------
            FINANCE COMPANIES - 0.41%
     5,139  Associates First Capital Corp..     384,460
     1,256  Green Tree Financial Corp......      50,476
     1,778  Household International, Inc...     240,586
     2,700  SunAmerica, Inc................     131,288
                                            -----------
                                                806,810
                                            -----------
            FOODS - 1.29%
     8,318  Archer Daniels Midland Co......     157,002
     4,438  BestFoods......................     250,470
     6,150  Campbell Soup Co...............     335,175
     6,682  ConAgra, Inc...................     195,449
     2,334  General Mills, Inc.............     159,296
     5,234  H J Heinz Co...................     277,729
     1,744  Hershey Foods Corp.............     120,772
     5,832  Kellogg Co.....................     240,935
     2,716  Pioneer Hi - Bred International
            Inc............................     103,378
     2,119  Quaker Oats Co.................     122,240
     1,100  Ralston Purina Co..............     122,443

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            FOODS - Continued
     6,496  Sara Lee Corp.................. $   382,451
     1,176  Wm. Wrigley Jr. Co.............     113,190
                                            -----------
                                              2,580,530
                                            -----------
            FINANCIAL SERVICES - 0.39%
     6,221  American Express Co............     638,430
     1,600  Countrywide Credit Industries,
            Inc............................      74,000
     1,459  H & R Block Inc................      64,196
                                            -----------
                                                776,626
                                            -----------
            FOOTWEAR - 0.10%
     3,731  NIKE, Inc. Class  B............     171,626
       995* Reebok International Ltd.......      28,606
                                            -----------
                                                200,232
                                            -----------
            FREIGHT - 0.08%
     1,954* FDX Corp.......................     125,300
     1,263  Ryder System, Inc..............      43,021
                                            -----------
                                                168,321
                                            -----------
            GOLD MINING - 0.09%
     5,183  Barrick Gold Corp..............      99,773
     1,600  Battle Mountain Gold Co........       8,500
     1,971  Homestake Mining Co............      21,435
     3,779  Placer Dome Inc................      47,001
                                            -----------
                                                176,709
                                            -----------
            GOVERNMENT SPONSORED - 0.66%
     9,580  Federal Home Loan Mortgage.....     435,890
    14,825  Federal National Mortgage
            Association....................     887,647
                                            -----------
                                              1,323,537
                                            -----------
            FUNERAL SERVICES - 0.07%
     3,445  Service Corp. International....     140,814
                                            -----------
            HARDWARE & TOOLS - 0.10%
     1,684  Black & Decker Corp............      98,304
       984  Snap-on Inc....................      43,173
     1,188  Stanley Works..................      56,430
                                            -----------
                                                197,907
                                            -----------
            HEALTHCARE - 0.23%
     1,300  Cardinal Health, Inc...........     115,862
     4,668  HealthSouth Corp...............     132,455
     2,069* Humana Inc.....................      64,268
     2,405  United HealthCare Corp.........     153,920
                                            -----------
                                                466,505
                                            -----------

================================================================================
       ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS CONTINUED
58                                                                  May 31, 1998
================================================================================

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            HEAVY DUTY TRUCKS/PARTS - 0.17%
       506  Cummins Engine Co., Inc........ $    26,312
     1,824  Dana Corp......................      95,076
     1,078  Eaton Corp.....................      96,818
     1,827* Navistar International Corp....      55,153
     1,388  PACCAR Inc.....................      76,643
                                            -----------
                                                350,002
                                            -----------
            HOME BUILDERS - 0.03%
     1,032  Centex Corp....................      36,894
       895  Kaufman & Broad Home Corp......      22,990
                                            -----------
                                                 59,884
                                            -----------
            HOSPITAL MANAGEMENT - 0.25%
     8,136  Columbia/HCA Healthcare Corp...     265,946
     1,322  Manor Care, Inc................      41,725
       600  Shared Medical Systems Corp....      43,650
     4,281* Tenet Healthcare Corp..........     149,835
                                            -----------
                                                501,156
                                            -----------
            HOSPITAL SUPPLIES - 1.56%
    10,424  Abbott Laboratories............     773,330
       819  Bard (C. R.), Inc..............      28,408
     4,110  Baxter International Inc.......     235,040
     1,597  Becton, Dickinson and Co.......     112,988
     1,500  Biomet, Inc....................      43,313
     2,473* Boston Scientific Corp.........     157,654
    18,448  Johnson & Johnson..............   1,274,065
     1,522  Mallinckrodt, Inc..............      46,897
     6,732  Medtronic, Inc.................     374,468
       647* St. Jude Medical, Inc..........      23,130
     1,422  United States Surgical Corp....      56,525
                                            -----------
                                              3,125,818
                                            -----------
            HOUSEHOLD PRODUCTS - 1.69%%
     1,548  Clorox Co......................     129,258
     4,116  Colgate-Palmolive Co...........     358,092
     5,543  Minnesota Mining &
            Manufacturing Co...............     513,420
     1,910  Newell Co......................      92,158
    18,438  Procter & Gamble Co............   1,547,640
     2,190  Rubbermaid, Inc................      71,449
       412  Tupperware Corp................      11,124
     8,332  Unilever N V - ADR.............     657,707
                                            -----------
                                              3,380,848
                                            -----------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            INFORMATION PROCESSING - 5.80%
       700  Adobe Systems Inc.............. $    27,956
     1,828* Apple Computer, Inc............      48,671
       435  Autodesk, Inc..................      18,488
     3,929  Automatic Data
             Processing, Inc...............     249,983
     3,482* Bay Networks, Inc..............      96,408
    11,296* Cendant Corp...................     244,982
       632* Ceridian Corp..................      34,128
    13,983* Cisco Systems, Inc.............   1,057,464
     2,401  Cognizant Corp.................     127,853
    20,579  Compaq Computer Corp...........     562,050
     7,333  Computer Associates
            International, Inc.............     384,983
     2,270  Computer Sciences Corp.........     117,898
     1,214* Data General Corp..............      18,514
     8,728* Dell Computer Corp.............     719,242
     2,310  Digital Equipment Corp.........     126,761
     6,622* E M C Corp.....................     274,399
     4,898  First Data Corp................     162,859
     1,700* Gateway 2000, Inc..............      76,606
     1,547* General Instrument Corp........      36,838
     3,000  HBO & Co.......................     173,156
    13,865  Hewlett Packard Co.............     861,363
     1,565  Honeywell Inc..................     131,362
    13,274  International Business
             Machines......................   1,558,036
    33,214* Microsoft Corp.................   2,816,962
     4,684* Novell, Inc ...................      49,182
    13,220* Oracle Corp....................     312,323
     3,256* Parametric Technology Corp.....      99,817
     4,306  Pitney Bowes Inc...............     202,382
     3,318* Seagate Technology.............      76,729
     3,599* Silicon Graphics, Inc..........      43,188
     5,478* Sun Microsystems, Inc..........     219,462
     5,144* 3Com Corp......................     130,529
     2,900* Unisys Corp....................      71,050
     4,583  Xerox Corp.....................     470,902
                                            -----------
                                             11,602,526
                                            -----------
            INSURANCE - CASUALTY - 0.29%
     2,484  Chubb Corp.....................     197,633
       900  Progressive Corp...............     124,088
     2,353  SAFECO Corp....................     109,415
     3,568  St. Paul Companies, Inc........     158,330
                                            -----------
                                                589,466
                                            -----------


 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            INSURANCE - LIFE - 0.36%
     2,197  Aetna Inc...................... $   171,778
     2,798  Conseco Inc....................     130,457
     1,596  Jefferson-Pilot Corp...........      91,370
     1,340  Lincoln National Corp..........     120,433
     2,370  Torchmark Corp.................     101,614
       887  Transamerica Corp..............     102,005
                                            -----------
                                                717,657
                                            -----------
            INSURANCE - MISCELLANEOUS - 0.28%
     1,097  General Re Corp................     241,203
     1,244  MBIA, Inc......................      92,756
     1,806  MGIC Investment Corp...........     108,247
     2,214  UNUM Corp......................     123,015
                                            -----------
                                                565,221
                                            -----------
            INSURANCE - MULTILINE - 1.75%
     5,746  Allstate Corp..................     540,842
     9,590  American International Group,
            Inc............................   1,187,362
     2,552  Aon Corp.......................     163,488
     2,829  CIGNA Corp.....................     193,787
     2,100  Cincinnati Financial Corp......      88,200
     1,503  Hartford Financial Services
            Group..........................     165,424
     2,284  Marsh & McLennan
             Companies Inc.................     199,992
    15,662  Travelers Group, Inc...........     955,382
                                            -----------
                                              3,494,477
                                            -----------
            LEISURE TIME - 0.06%
     1,543  Brunswick Corp.................      48,508
     3,200* Mirage Resorts, Inc............      66,600
                                            -----------
                                                115,108
                                            -----------
            LODGING - 0.10%
     3,010  Hilton Hotels Corp.............      94,627
     3,288  Marriott Services Inc..........     114,258
                                            -----------
                                                208,885
                                            -----------
            MACHINERY - AGRICULTURE - 0.13%
     1,311  Case Corp......................      75,874
     3,670  Deere & Co.....................     190,381
                                            -----------
                                                266,255
                                            -----------

================================================================================
           ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS CONTINUED
May 31 1998                                                                  59
================================================================================

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.18%
     4,640  Caterpillar Inc................ $   254,910
     1,303  Fluor Corp.....................      62,137
       626  Foster Wheeler Corp............      15,885
       979  Harnischfeger Industries Inc...      30,838
                                            -----------
                                                363,770
                                            -----------
            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.34%
     1,307  Cooper Industries, Inc.........      84,138
     2,820  Dover Corp.....................     105,750
     2,960  Illinois Tool Works Inc........     195,360
     2,434  Ingersoll-Rand Co..............     109,682
     1,087  Johnson Controls, Inc..........      64,677
     1,795  Pall Corp......................      35,563
     2,104  Parker Hannifin Corp...........      86,396
                                            -----------
                                                681,566
                                            -----------
            MACHINE TOOLS - 0.01%
       844  Cincinnati Milacron, Inc.......      25,267
                                            -----------
            MEDICAL TECHNOLOGY - 0.08%
     2,406  Guidant Corp...................     155,037
                                            -----------
            MERCHANDISING -
            DEPARTMENT - 0.36%
     5,952  Dayton Hudson Corp.............     276,024
     1,630  Dillards, Inc. Class A.........      68,562
     2,816* Federated Department Stores,
            Inc ...........................     145,904
     3,057  May Department Stores Co.......     196,603
       358  Mercantile Stores Co., Inc.....      28,148
                                            -----------
                                                715,241
                                            -----------
            MERCHANDISING - FOOD - 0.33%
     3,303  Albertsons, Inc................     152,970
     3,442  American Stores Co.............      85,835
       570  Giant Food Inc. Class A........      24,510
       300  Great Atlantic & Pacific Tea
            Co., Inc.......................       9,600
     3,642* Kroger Co......................     156,378
       996  Supervalu Inc..................      41,708
     4,514  SYSCO Corp.....................     105,233
     2,279  Winn-Dixie Stores, Inc.........      92,726
                                            -----------
                                                668,960
                                            -----------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            MERCHANDISING - MASS - 1.22%
     3,548  J.C. Penney Co., Inc........... $   254,791
     6,176* Kmart Corp.....................     119,660
     5,296  Sears Roebuck and Co...........     327,359
    30,774  Wal-Mart Stores, Inc...........   1,698,340
     2,461  Woolworth Corp.................      48,605
                                            -----------
                                              2,448,755
                                            -----------
            MERCHANDISE - DRUG - 0.30%
     2,789  CVS Corp.......................     195,753
       597  Longs Drug Stores Corp.........      18,097
     3,762  Rite Aid Corp..................     134,726
     6,904  Walgreen Co....................     242,935
                                            -----------
                                                591,511
                                            -----------
            MERCHANDISE - SPECIALTY - 1.01%
     1,089  American Greetings Corp.
            Class A........................      51,727
     1,351  Circuit City Stores, Inc.......      57,248
     1,700* Consolidated Stores Corp.......      64,918
     2,966* CostCo Companies, Inc..........     171,657
     3,357  Fortune Brands,  Inc...........     129,035
     5,147  Gap, Inc.......................     277,938
     9,956  Home Depot, Inc................     782,168
     1,906  Ikon Office Solutions Inc......      40,383
       491  Jostens, Inc...................      12,398
     2,944  Limited, Inc...................      97,888
     1,033  Nordstrom, Inc.................      74,441
     1,978  TJX Companies, Inc.............      92,472
     1,382  Tandy Corp.....................      61,154
     3,833* Toys "R" Us, Inc...............     101,575
                                            -----------
                                              2,015,002
                                            -----------
            METALS - MISCELLANEOUS - 0.06%
     1,666  Cyprus Amax Minerals Co........      26,448
       774  Engelhard Corp.................      16,109
     2,553  Freeport-McMoran Copper & Gold
             Inc. Class B..................      42,763
     2,507  Inco Limited...................      36,038
                                            -----------
                                                121,358
                                            -----------
            METALS - ALUMINUM - 0.15%
     2,843  Alcan Aluminum Ltd.............      81,025
     2,290  Aluminum Co. of America........     158,869
       942  Reynolds Metals Co.............      54,636
                                            -----------
                                                294,530
                                            -----------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            METALS - COPPER - 0.06%
     1,000  ASARCO Inc..................... $    22,688
     2,373  Newmont Mining Corp............      59,177
       559  Phelps Dodge Corp..............      34,098
                                            -----------
                                                115,963
                                            -----------
            METALS - STEEL - 0.11%
     2,679  Allegheny Teldyne Inc..........      62,286
     1,895* Bethlehem Steel Corp...........      23,213
       300  Inland Steel Industries, Inc...       8,588
       967  Nucor Corp.....................      49,801
     1,415  USX-US Steel Group, Inc........      50,763
     1,500  Worthington Industries, Inc....      26,438
                                            -----------
                                                221,089
                                            -----------
            MISCELLANEOUS - 0.10%
     2,100  BB & T Corp....................     138,994
     1,500  Equifax Inc....................      54,562
                                            -----------
                                                193,556
                                            -----------
            MOBILE HOMES - 0.01%
       600  Fleetwood Enterprises, Inc.....      24,000
                                            -----------
            MULTIMEDIA - 0.02%
       902  Meredith Corp..................      35,855
                                            -----------
            NATURAL GAS-DIVERSIFIED - 0.07%
       881  Coastal Corp...................      62,111
       200  Eastern Enterprises............       8,025
     1,741  Sonat Inc......................      68,225
                                            -----------
                                                138,361
                                            -----------
            OIL - INTEGRATED DOMESTIC - 0.92%
       864  Amerada Hess Corp..............      46,710
    12,888  Amoco Corp.....................     538,880
     1,162  Ashland Oil, Inc...............      57,955
     4,508  Atlantic Richfield Co..........     355,569
     2,463  Burlington Resources,  Inc.....     103,754
       767  Kerr-McGee Corp................      48,513
     4,307  Occidental Petroleum Corp......     118,980
     1,373* Oryx Energy Co.................      32,008
       832  Pennzoil Co....................      48,100
     3,684  Phillips Petroleum Co..........     184,430
     1,104  Sun Co., Inc...................      46,920
     4,011  USX-Marathon Group.............     140,385
     3,360  Unocal Corp....................     119,700
                                            -----------
                                              1,841,904
                                            -----------

================================================================================
        ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS CONTINUED
60                                                                  May 31, 1998
================================================================================

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            OIL - INTEGRATED
            INTERNATIONAL - 2.99%
     8,859  Chevron Corp................... $   707,613
    33,628  Exxon Corp.....................   2,370,774
    10,600  Mobil Corp.....................     826,800
    29,492  Royal Dutch Pete Co. - ADR.....   1,653,395
     7,474  Texaco Inc.....................     431,623
                                            -----------
                                              5,990,205
                                            -----------
            OIL - SERVICES - 0.51%
     2,860  Baker Hughes Inc...............     102,960
     2,177  Dresser Industries, Inc........     101,367
     3,714  Halliburton Co.................     175,951
       881  McDermott International, Inc...      33,643
     1,229* Rowan Companies, Inc...........      31,416
     6,602  Schlumberger Ltd...............     515,369
       658* Western Atlas Inc..............      56,958
                                            -----------
                                              1,017,664
                                            -----------
            OIL/GAS PRODUCERS - 0.09%
       700  Anadarko Petroleum Corp........      46,200
     1,400  Apache Corp....................      47,863
     1,400  Helmerich & Payne, Inc.........      35,350
     2,711  Union Pacific Resources Group
             Inc...........................      54,897
                                            -----------
                                                184,310
                                            -----------
            PAPER/FOREST PRODUCTS - 0.69%
     1,863  Avery Dennison Corp............      96,527
       766  Boise Cascade Corp.............      25,565
     1,507  Champion International Corp....      72,336
     3,338  Fort James Corp................     159,598
       833  Georgia-Pacific Corp...........      53,468
     4,262  International Paper Co.........     196,052
     7,734  Kimberly-Clark Corp............     383,316
     2,342  Louisiana Pacific Corp.........      46,694
     1,568  Mead Corp......................      48,804
       215  Potlatch Corp..................       9,420
       272* Stone Container Corp...........       4,828
       944  Union Camp Corp................      51,625
     1,821  Westvaco Corp..................      51,899
     2,544  Weyerhaeuser Co................     129,267
     1,378  Willamette Industries, Inc.....      47,282
                                            -----------
                                              1,376,681
                                            -----------
            PHOTOGRAPHY - 0.18%
     4,334  Eastman Kodak Co...............     309,339
     1,146  Polaroid Corp..................      46,485
                                            -----------
                                                355,824
                                            -----------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            POLLUTION CONTROL - 0.19%
     2,859  Browning - Ferris Industries,
             Inc........................... $   101,672
     6,500* Laidlaw Inc....................      80,438
     5,931  Waste Management, Inc..........     192,758
                                            -----------
                                                374,868
                                            -----------
            PUBLISHING - NEWS - 0.35%
     1,527  Dow Jones & Co., Inc...........      73,487
     4,238  Gannett Co., Inc...............     279,443
       996  Knight-Ridder, Inc.............      56,834
     1,129  New York Times Co.  Class  A...      79,595
     1,267  Times Mirror Co................      81,088
     1,901  Tribune Co.....................     127,129
                                            -----------
                                                697,576
                                            -----------
            PUBLISHING/PRINTING - 0.16%
     1,986  Dun & Bradstreet Corp..........      67,028
       971  Harcourt General, Inc..........      52,920
     1,578  McGraw-Hill, Inc...............     123,380
     1,496  Moore Corp. Ltd................      21,691
     1,296  R R Donnelley and Son..........      58,320
                                            -----------
                                                323,339
                                            -----------
            RAILROAD - 0.33%
     2,033  Burlington Northern Santa Fe...     202,284
     2,976  CSX  Corp......................     141,732
     4,905  Norfolk Southern Corp..........     153,588
     3,346  Union Pacific Corp.............     161,862
                                            -----------
                                                659,466
                                            -----------
            RESTAURANTS - 0.37%
     2,057  Darden Restaurants, Inc........      31,755
     9,261  McDonald's Corp................     607,753
     2,276* Tricon Global Restaurants,
             Inc..........................       70,698
     1,600  Wendy's International, Inc.....      39,500
                                            -----------
                                                749,706
                                            -----------
            SAVINGS & LOAN - 0.21%
       325  Golden West Financial Corp.....      35,100
     1,785  H.F. Ahmanson & Co.............     136,106
     3,664  Washington Mutual, Inc.........     258,770
                                            -----------
                                                429,976
                                            -----------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            SECURITIES RELATED - 0.72%
     3,800  Charles Schwab Corp............ $   125,400
     3,300  Franklin Resources, Inc........     161,288
     1,800  Lehman Brothers Holdings, Inc..     127,688
     4,530  Merrill Lynch & Co., Inc.......     405,435
     7,912  Morgan Stanley, Dean Witter,
             Discover and Co...............     617,630
                                            -----------
                                              1,437,441
                                            -----------
            SEMICONDUCTOR EQUIPMENT - 0.11%
     5,266* Applied Materials, Inc.........     168,512
     1,300* KLA-Tencor Corp................      44,038
                                            -----------
                                                212,550
                                            -----------
            SEMICONDUCTORS - 1.31%
     2,157* Advanced Micro Devices, Inc....      42,062
    22,202  Intel Corp.....................   1,586,055
     2,010* LSI Logic Corp.................      42,838
     3,044* Micron Technology, Inc.........      71,724
     8,290  Motorola, Inc..................     438,852
     2,337* National Semiconductor Corp....      37,976
     2,717  Rockwell International Corp....     149,435
     4,928  Texas Instruments Inc..........     253,176
                                            -----------
                                              2,622,118
                                            -----------
            TELECOMMUNICATIONS - 1.63%
     7,049* Airtouch Communications, Inc...     335,709
     2,784  ALLTEL Corp....................     109,794
       524* Andrew Corp....................      11,512
     2,047* DSC Communications Corp........      34,991
     2,378  Frontier Corp..................      72,380
     1,100  Harris Corp....................      53,006
    17,908  Lucent Technologies, Inc.......   1,270,349
     4,200* Nextel Communications, Inc.
             Class A.......................      98,963
     7,234  Northern Telecom Ltd...........     462,976
       381  Scientific-Atlanta, Inc........       8,406
     2,404* Tellabs, Inc...................     165,200
    13,868* WorldCom, Inc..................     630,993
                                            -----------
                                              3,254,279
                                            -----------
            TEXTILE - PRODUCTS - 0.06%
       683  Russell Corp...................      18,612
       300  Springs Industries, Inc.
             Class A.......................      16,838
     1,700  V F Corp.......................      90,418
                                            -----------
                                                125,868
                                            -----------

================================================================================
              ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS CONTINUED
May 31 1998                                                                   61
================================================================================

 NUMBER                                           MARKET
OF SHARES                                         VALUE
----------                                     ------------
            TOBACCO - 0.64%
    32,729  Philip Morris Cos Inc..........    $  1,223,246
     2,427  UST Inc........................          64,619
                                               ------------
                                                  1,287,865
                                               ------------
            UTILITIES - COMMUNICATION - 3.24%
    22,454  AT & T Corp....................       1,366,887
    15,018  Ameritech Corp.................         637,326
    10,495  Bell Atlantic Corp.............         961,604
    13,427  BellSouth Corp.................         866,042
    13,087  GTE Corp.......................         763,136
     9,357  MCI Communications Corp........         500,308
    25,014  SBC Communications, Inc........         972,419
     5,720  Sprint Corp....................         410,410
                                               ------------
                                                  6,478,132
                                               ------------
            UTILITIES - ELECTRIC - 1.43%
     1,825  Ameren Corp....................          71,403
     2,949  American Electric Power, Inc...         133,811
     2,598  Baltimore Gas and Electric Co..          79,077
     1,506  Carolina Power & Light Co......          61,746
     2,692  Central & South West Corp......          71,170
     2,718  Cinergy Corp...................          87,825
     3,299  Consolidated Edison Co. of
            New York, Inc..................         141,238
     2,193  DTE Energy Co..................          86,761
     2,808  Dominion Resources, Inc........         111,443
     4,904  Duke Energy Corp...............         282,593
     5,717  Edison International...........         168,652
     3,027  Entergy Corp...................          79,648
     2,370  FPL Group, Inc.................         145,607
     3,126  FirstEnergy Corp...............          92,803
     2,354  GPU Inc........................          90,629
     3,889  Houston Industries, Inc........         111,323
     1,200* Niagara Mohawk Power Corp......          14,850
     1,134  Northern States Power Co.......          64,496
     1,677  Peco Energy Co.................          47,375
     5,335  P G & E Corp...................         168,053
     1,700  P P & L Resources Inc..........          37,613
     4,945  PacifiCorp.....................         114,044
     3,081  Public Service Enterprise Group         101,866
    10,308  Southern Co....................         273,805
     3,494  Texas Utilities Co.............         138,012
     2,300  Unicom Corp....................          79,060
                                               ------------
                                                  2,854,903
                                               ------------
            UTILITIES - GAS, DISTRIBUTION - 0.02%
       790  NICOR Inc......................          30,514
                                               ------------


 NUMBER                                           MARKET
OF SHARES                                         VALUE
----------                                     ------------
            UTILITIES - GAS, PIPELINE - 0.31%
       887  Columbia Energy Group..........    $     74,841
     1,295  Consolidated Natural Gas Co....          73,248
     3,947  Enron Corp.....................         197,843
       400  ONEOK Inc......................          15,625
     1,220  Pacific Enterprises............          46,436
       725  Peoples Energy Corp............          26,735
     5,926  Williams Companies, Inc........         192,225
                                               ------------
                                                    626,953
                                               ------------
            TOTAL COMMON STOCKS
            (Cost $73,829,020).............     116,780,010
                                               ------------
    PAR
   VALUE
-----------

            CORPORATE BONDS - 18.40%

            AUTO - CARS - 1.07%
$2,000,000  Ford Motor Co.,
             7.25% due 10/01/08............       2,141,080
                                               ------------
            BANKS - OTHER - 2.50%
 1,000,000  BankAmerica Corp.,
             6.63% due 05/30/01............       1,015,680
 3,000,000  Malayan Banking  Berhad-NY,
             7.13% due 09/15/05............       2,518,410
 1,500,000  Santander Finance Issuance,
             6.38% due 02/15/15............       1,463,745
                                               ------------
                                                  4,997,835
                                               ------------
            BANKS - REGIONAL - 1.12%
 2,000,000  NationsBank Corp.,
             7.75% due 08/15/15............       2,232,740
                                               ------------
            FINANCE COMPANIES - 4.36%
 3,000,000  AT&T Capital  Corp.,
             6.80% due 02/01/01............       3,060,540
 1,500,000  Finova Capital Corp.,
             9.13% due 02/27/02............       1,641,675
 1,000,000  Ford Motor Credit Co.,
             6.25% due 11/08/00............       1,005,960
 3,000,000  International Lease Finance
            Corp., 6.45% due 09/11/00......       3,028,410
                                               ------------
                                                  8,736,585
                                               ------------

   PAR                                           MARKET
  VALUE                                          VALUE
----------                                     ------------
            HOSPITAL MANAGEMENT - 0.77%
$1,650,000  Columbia/HCA Healthcare Corp.,
             7.19% due 11/15/15............    $  1,539,203
                                               ------------
            INSURANCE - CASUALTY - 1.10%
 2,000,000  Orion Cap Trust,
             8.73% due 01/01/37............       2,197,680
                                               ------------
            MERCHANDISING - MASS - 0.51%
 1,000,000  Sears Roebuck and Co.,
             7.35% due 03/23/00............       1,024,350
                                               ------------
            MERCHANDISE - SPECIALTY - 2.33%
            Goodrich (B.F.),
 2,000,000   7.10% due 11/15/27............       2,089,160
            Tandy Corp.,
 2,500,000   6.95% due 09/01/07............       2,566,700
                                               ------------
                                                  4,655,860
                                               ------------
            OIL - INTEGRATED DOMESTIC - 1.05%
 2,000,000  Union Oil Co. California,
             7.20% due 05/15/05............       2,099,900
                                               ------------
            SECURITIES RELATED - 1.05%
 1,000,000  Bear Stearns Co. Inc.:
             9.38% due 06/01/01............       1,086,960
             6.75% due 05/01/01............       1,016,390
                                               ------------
                                                  2,103,350
                                               ------------
            TELECOMMUNICATIONS - 1.81%
 1,500,000  Tele-Communications Inc.,
             7.25% due 08/01/05............       1,563,540
 2,000,000  360 Communications Co.,
             7.13% due 03/01/03............       2,069,580
                                               ------------
                                                  3,633,120
                                               ------------
            UTILITIES - ELECTRIC - 0.73%
            Texas Utilities Electric,
 1,444,575   6.62% due 07/01/01............       1,464,888
                                               ------------
            TOTAL CORPORATE BONDS
            (Cost $36,476,391).............      36,826,591
                                               ------------

================================================================================
        ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS CONTINUED
62                                                                  May 31, 1998
================================================================================

   PAR                                         MARKET
  VALUE                                        VALUE
----------                                  -----------
            UNITED STATES GOVERNMENT -
            LONG TERM - 14.13%

            GOVERNMENT SPONSORED - 3.18%
            Federal Home Loan Mortgage Corp
             (pools/REMICS):
$  166,641   7.50% due 09/01/25............ $   171,275
   364,499   7.50% due 09/01/25............     374,635
   309,452   7.50% due 09/01/25............     318,057
   468,190   7.50% due 09/01/25............     481,211
            Federal National Mortgage
             Association:
 2,000,000   7.00% due 05/10/01............   2,000,620
 3,000,000   6.90% due 10/09/01............   3,010,770
                                            -----------
                                              6,356,568
                                            -----------
            UNITED STATES BONDS &
            NOTES - 10.95%
            United States Treasury Bonds:
 1,500,000   8.13% due 08/15/19............   1,898,430
 2,000,000   7.25% due 05/15/16............   2,302,500
 4,000,000   7.25% due 08/15/22............   4,684,360
            United States Treasury Notes:
 1,000,000   8.00% due 08/15/99............   1,028,120
 4,000,000   6.50% due 08/15/05............   4,198,760
 2,200,000   6.38% due 04/30/99............   2,216,500
 2,000,000   6.25% due 02/28/02............   2,041,880
 1,500,000   6.25% due 02/15/03............   1,539,375
 1,000,000   5.75% due 08/15/03............   1,007,190
 1,000,000   5.50% due 04/15/00............     999,220
                                            -----------
                                             21,916,335
                                            -----------
            TOTAL UNITED STATES GOVERNMENT -
            LONG TERM
            (Cost $27,395,726).............  28,272,903
                                            -----------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 8.38%

            CONSUMER FINANCE - 4.27%
 2,533,000  Beneficial Corp.,
             5.52% due 06/03/98............   2,532,180
            Sears Roebuck Acceptance Corp.:
   665,000   5.55% due 06/05/98............     664,544
 5,353,000   5.50% due 06/01/98............   5,353,000
                                            -----------
                                              8,549,724
                                            -----------

   PAR                                         MARKET
  VALUE                                        VALUE
----------                                  ------------
            FINANCE COMPANIES - 1.43%
$1,032,000  Ford Motor Credit Co.,
             5.50% due 06/05/98............  $ 1,031,320
 1,822,000  General Motors Acceptance
             Corp.,
             5.50% due 06/04/98............    1,821,099
                                            ------------
                                               2,852,419
                                            ------------
            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.19%
   389,000  Cooper Industries, Inc.,
             5.67% due 06/01/98............      389,000
                                            ------------
            SECURITIES RELATED - 1.24%
            Merrill Lynch & Co.:
 1,202,000   5.58% due 06/10/98............    1,200,170
 1,290,000   5.52% due 06/02/98............    1,289,792
                                            ------------
                                               2,489,962
                                            ------------
            UTILITIES - COMMUNICATION - 1.25%
            GTE Corp.,
 2,500,000   5.61% due 06/08/98............    2,496,969
                                            ------------
            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $16,778,074).............   16,778,074
                                            ------------
            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.18%

            UNITED STATES TREASURY BILLS - 0.18%
   250,000  4.94% due 06/04/98.............      249,894
   100,000  4.75% due 06/04/98.............       99,959
                                            ------------
                                                 349,853
                                            ------------
            TOTAL UNITED STATES GOVERNMENT -
            SHORT TERM
            (Cost $349,853)................      349,853
                                            ------------
            TOTAL INVESTMENTS
            (Cost $154,829,064) - 99.45%...  199,007,431
            Other assets and liabilities,
             net - 0.55%...................    1,091,381
                                            ------------
            NET ASSETS (equivalent
             to $14.02 per share on
             14,269,480 shares
             outstanding) - 100%........... $200,098,812
                                            ============

                                             UNREALIZED
 CONTACTS                                   DEPRECIATION
 --------                                   ------------
            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 5/31/98)
   20(2)    S&P 500 Index Futures
             (June/$1,090.80).............. $   (68,925)
                                            ===========
            (1) U.S.Treasury Bills with a market value of
                approximately $350,000 were maintained in
                a segregated account with a portion placed
                as collateral for futures contracts.
            (2) Per 250

=======================================================
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  14,269,480 shares outstanding........... $    142,695
Additional paid in capital................  143,094,934
Undistributed net realized gain on
  securities..............................   12,699,945
Undistributed net investment income.......       51,796
Unrealized appreciation (depreciation) of:
  Investments...........  $44,178,367
  Futures ..............      (68,925)       44,109,442
                          -----------      ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING............................. $200,098,812
                                           ============

================================================================================
                  ASSET ALLOCATION FUND - FINANCIAL STATEMENTS                63
================================================================================

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998

INVESTMENT INCOME:
Dividends.......................................................  $  1,794,610
Interest........................................................     4,912,556
                                                                  ------------
  Total investment income.......................................     6,707,166
                                                                  ------------
EXPENSES:
Advisory fees...................................................       943,269
Custodian and accounting services...............................        44,310
Reports to shareholders.........................................        14,240
Audit fees and tax services.....................................         4,390
Directors' fees and expenses....................................         3,849
Miscellaneous...................................................        12,429
                                                                  ------------
  Total expenses................................................     1,022,487
                                                                  ------------
NET INVESTMENT INCOME...........................................     5,684,679
                                                                  ------------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
  Investments.....................................  $11,723,542
  Futures contracts...............................    1,548,855     13,272,397
                                                   ------------   ------------
Net unrealized appreciation (depreciation) during
  the year:
  Investments.....................................   18,457,664
                                                   ------------
  Futures contracts...............................     (171,525)    18,286,139
                                                   ------------   ------------
   Net realized and unrealized gain during the year.............    31,558,536
                                                                  ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................  $ 37,243,215
                                                                  ------------


STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                       1998           1997
                                                   ------------    ------------
OPERATIONS:
Net investment income.............................  $ 5,684,679     $ 5,846,609
Net realized gain on securities...................   13,272,397      10,528,549
Net unrealized appreciation of securities during
  the year........................................   18,286,139       9,840,402
                                                   ------------    ------------
  Increase in net assets resulting from operations   37,243,215      26,215,560
                                                   ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.............................   (5,673,369)     (5,861,358)
Net realized gain on securities...................  (10,552,054)    (19,664,171)
                                                   ------------    ------------
  Decrease in net assets resulting from
    distributions to shareholders.................  (16,225,423)    (25,525,529)
                                                   ------------    ------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold..................    6,643,565       3,274,322
Proceeds from capital stock issued for
  distributions reinvested........................   16,225,423      25,525,529
                                                   ------------    ------------
                                                     22,868,988      28,799,851
Cost of capital stock repurchased.................  (21,134,651)    (42,167,070)
                                                   ------------    ------------
  Increase (decrease) in net assets resulting from
    capital stock transactions....................    1,734,337     (13,367,219)
                                                   ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........   22,752,129     (12,677,188)

NET ASSETS:
Beginning of year.................................  177,346,683     190,023,871
                                                   ------------    ------------
End of year (including undistributed net
  investment income of $51,796 and $ 40,486)...... $200,098,812    $177,346,683
                                                   ============    ============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold......................      488,059         264,558
Shares issued for distributions reinvested........    1,231,303       2,146,236
Shares of capital stock repurchased ..............   (1,556,774)     (3,446,167)
                                                   ------------    ------------
  Increase (decrease) in shares outstanding.......      162,588      (1,035,373)
Shares outstanding:
  Beginning of year...............................   14,106,892      15,142,265
                                                   ------------    ------------
  End of year.....................................   14,269,480      14,106,892
                                                   ============    ============


================================================================================
               CAPITAL CONSERVATION FUND - STATEMENT OF NET ASSETS
64                                                                  May 31, 1998
================================================================================

   PAR                                        MARKET
  VALUE                                        VALUE
----------                                  -----------
            CORPORATE BONDS - 84.06%

            AIRLINES - 6.54%
$1,500,000  Delta Air Lines, Inc.,
              9.75% due 05/15/21........... $ 1,935,060
 2,000,000  Southwest Airlines Co.,
              8.75% due 10/15/03...........   2,226,020
                                            -----------
                                              4,161,080
                                            -----------
            AUTO - CARS - 2.32%
 1,500,000  Hertz Corp.,
              6.00% due 01/15/03...........   1,478,400
                                            -----------
            BANKS - OTHER - 5.65%
 1,000,000  BankAmerica Corp.,
              7.25% due 04/15/06...........   1,054,380
 1,500,000  Santander Finance Issuance,
              7.25% due 11/01/15...........   1,559,370
 1,000,000  Toronto Dominion Bank,
              6.13% due 11/01/08...........     982,350
                                            -----------
                                              3,596,100
                                            -----------
            BANKS - REGIONAL - 6.81%
 1,500,000  Bank Boston Capital Trust I,
              8.25% due 12/15/26...........   1,630,395
 1,500,000  Barnett Capital Trust I,
              8.06% due 12/01/26...........   1,644,330
 1,000,000  SouthTrust Corp.,
              7.63% due 05/01/04...........   1,063,040
                                            -----------
                                              4,337,765
                                            -----------
            BUILDING MATERIALS - 3.22%
 2,000,000  CSR America, Inc.,
              6.88% due 07/21/05...........   2,046,800
                                            -----------
            FINANCE COMPANIES - 9.15%
 2,000,000  Capital One Bank,
              8.13% due 03/01/00...........   2,063,200
 1,000,000  C.I.T. Group Holdings, Inc.,
              8.38% due 11/01/01...........   1,070,000
 2,000,000  Finova Capital Corp.,
              9.13% due 02/27/02...........   2,188,900
   500,000  Ford Motor Credit Co.,
              6.38% due 11/05/08...........     500,965
                                            -----------
                                              5,823,065
                                            -----------

   PAR                                        MARKET
  VALUE                                        VALUE
----------                                  -----------
            HEALTHCARE - 2.22%
$1,500,000  Columbia Healthcare Corp.,
              7.50% due 12/15/23........... $ 1,410,315
                                            -----------
            MERCHANDISE - DRUG - 0.76%
   500,000  Imcera Group Inc.,
              6.00% due 10/15/03...........     485,620
                                            -----------
            MERCHANDISING -
            DEPARTMENT - 3.64%
 2,000,000  Associated Dry Goods
             Corp. Depentures,
              8.85% due 03/01/06...........   2,313,960
                                            -----------
            MERCHANDISING - MASS - 3.92%
 1,000,000  Sears Roebuck and Co.,
              6.25% due 01/15/04...........     998,760
 1,500,000  ShopKo Stores, Inc.,
              6.50% due 08/15/03...........   1,493,700
                                            -----------
                                              2,492,460
                                            -----------
            METALS - STEEL - 2.80%
 2,000,000  Pohang Iron & Steel Limited,
              7.50% due 08/01/02...........   1,782,200
                                            -----------
            PAPER/FOREST PRODUCTS - 3.87%
 2,000,000  Georgia-Pacific Corp.,
              9.50% due 12/01/11...........   2,464,640
                                            -----------
            PUBLISHING - NEWS - 3.49%
 2,000,000  News America Holdings,
              8.25% due 08/10/18...........   2,222,480
                                            -----------
            SECURITIES RELATED - 5.58%
            Lehman Brothers, Inc.,
 1,500,000    7.13% due 09/15/03...........   1,555,110
 2,000,000    6.13% due 02/01/01...........   1,997,180
                                            -----------
                                              3,552,290
                                            -----------
            TELECOMMUNICATIONS - 6.59%
 2,000,000  Airtouch Communications, Inc.,
              7.50% due 07/15/06...........   2,132,380
 2,000,000  360 Communications Co.,
              7.13% due 03/01/03...........   2,069,580
                                            -----------
                                              4,201,960
                                            -----------

   PAR                                                   MARKET
  VALUE                                                  VALUE
----------                                            -----------
            UTILITIES - COMMUNICATION - 6.46%
$2,500,000  Century Telephone Enterprises, Inc.,
              7.20% due 12/01/25..................... $ 2,641,350
 1,500,000  GTE South, Inc.,
              6.00% due 02/15/08.....................   1,474,095
                                                      -----------
                                                        4,115,445
                                                      -----------
            UTILITIES - ELECTRIC - 4.43%
 1,000,000  Georgia Power Co.,
              6.13% due 09/01/99.....................   1,001,680
 2,000,000  Tenaga Nasional Berhad,
              7.88% due 06/15/04.....................   1,817,100
                                                      -----------
                                                        2,818,780
                                                      -----------
            UTILITIES - GAS, PIPELINE - 6.61%
 2,000,000  Columbia Energy Group,
             7.62% due 11/28/25......................   2,083,900
 2,000,000  Enron Corp.,
              7.63% due 09/10/04.....................   2,122,020
                                                      -----------
                                                        4,205,920
                                                      -----------
            TOTAL CORPORATE BONDS
            (Cost $52,488,290).......................  53,509,280
                                                      -----------
            UNITED STATES GOVERNMENT
            LONG TERM - 12.58%

            FEDERAL AGENCIES - 0.44%
            Government National Mortgage
            Association:
    68,950    9.50% due 05/15/18.....................      74,784
     2,550    9.50% due 06/15/18.....................       2,766
     1,240    9.50% due 06/15/18.....................       1,345
   151,748    9.50% due 07/15/18.....................     164,587
    19,961    9.50% due 08/15/18.....................      21,650
    11,896    9.50% due 10/15/18.....................      12,902
                                                      -----------
                                                          278,034
                                                      -----------
            GOVERNMENT SPONSORED - 11.29%
            Federal Home Loan Mortgage Corp.:
   921,110    6.50% due 06/01/12.....................     928,304
 1,000,000    5.75% due 12/15/16.....................     997,500
 2,000,000  Federal National Mortgage Association,
              7.23% due 03/30/06.....................   2,015,940

================================================================================
          CAPITAL CONSERVATION FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                  65
================================================================================

    PAR                                            MARKET
   VALUE                                           VALUE
----------                                      -----------
            GOVERNMENT SPONSORED - Continued
            Federal National Mortgage Association,
              (Pools/REMICS):
$  825,801    7.50% due 07/01/26..............  $   849,022
   792,792    7.00% due 05/01/11..............      809,140
   753,210    7.00% due 05/01/11..............      768,742
   803,910    7.00% due 06/01/11..............      820,487
                                                -----------
                                                  7,189,135
                                                -----------
            UNITED STATES NOTES - 0.85%
   500,000  United States Treasury Notes,
              6.88% due 05/15/06..............      537,890
                                                -----------
            TOTAL UNITED STATES GOVERNMENT -
            LONG TERM
            (Cost $7,801,256).................    8,005,059
                                                -----------
            FOREIGN GOVERNMENT BONDS - 0.82%
            CANADA - 0.82%
   500,000  New Brunswick Province,
              7.13% due 10/01/02
             (Cost $499,176)..................      518,865
                                                -----------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 0.83%

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.83%
   529,000  Cooper Industries, Inc.,
              5.67% due 06/01/98
             (Cost $529,000)..................      529,000
                                                -----------
            TOTAL INVESTMENTS
            (Cost $61,317,722) - 98.29%.......   62,562,204
            Other assets and liabilities,
             net - 1.71%......................    1,091,348
                                                -----------
            NET ASSETS (equivalent
             to $9.68 per share on
             6,577,011 shares
             outstanding) - 100% .............  $63,653,552
                                                ===========

                                                 UNREALIZED
CONTRACTS                                       DEPRECIATION
----------                                      -----------
            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 5/31/98)
   13 (2)   U.S. Treasury Bond Futures
             (September/$121.50)..............  $      (102)
                                                ===========

            (1) U.S. Treasury Notes with a
                market value of approximately
                $100,000 were maintained in a
                segregated account with a
                portion placed as collateral
                for futures contracts.
            (2) Per 1,000

--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  6,577,011 shares outstanding................  $    65,770
Additional paid in capital....................   62,825,983
Accumulated net realized loss on securities...     (517,185)
Undistributed net investment income...........       34,604
Unrealized appreciation (depreciation) of:
  Investments...........  $ 1,244,482
  Futures ..............         (102)........    1,244,380
                          -----------           -----------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING.................................  $63,653,552
                                                ===========

================================================================================
                CAPITAL CONSERVATION FUND - FINANCIAL STATEMENTS
66
================================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998



INVESTMENT INCOME:
Interest ..................................................................    $ 4,595,681
                                                                               -----------
EXPENSES:
Advisory fees .............................................................        335,861
Custodian and accounting services .........................................         15,946
Reports to shareholders ...................................................          4,902
Audit fees and tax services ...............................................          1,534
Directors' fees and expenses ..............................................          1,427
Miscellaneous .............................................................          5,159
                                                                               -----------
  Total expenses ..........................................................        364,829
                                                                               -----------
NET INVESTMENT INCOME .....................................................      4,230,852
                                                                               -----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
  Investments ................................................. $   149,517
  Futures contracts ...........................................     109,743        259,260
                                                                -----------
Net unrealized appreciation (depreciation) during the year:
  Investments .................................................   2,347,085
  Futures contracts ...........................................        (102)     2,346,983
                                                                -----------    -----------
   Net realized and unrealized gain on securities during the year .........      2,606,243
                                                                               -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................    $ 6,837,095
                                                                               ===========




STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                                   1998             1997
                                                                               ------------     ------------
OPERATIONS:
Net investment income .....................................................    $  4,230,852     $  4,570,257
Net realized gain (loss) on securities ....................................         259,260         (127,757)
Net unrealized appreciation of securities
  during the year .........................................................       2,346,983          760,448
                                                                               ------------     ------------
   Increase in net assets resulting from operations .......................       6,837,095        5,202,948
                                                                               ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .....................................................      (4,220,237)      (4,560,074)
                                                                               ------------     ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ..........................................      11,469,948        5,054,950
Proceeds from capital stock issued for distributions reinvested ...........       4,220,237        4,560,074
                                                                               ------------     ------------
                                                                                 15,690,185        9,615,024
Cost of capital stock repurchased .........................................     (21,400,947)     (13,722,282)
                                                                               ------------     ------------
  Decrease in net assets resulting from
   capital stock transactions .............................................      (5,710,762)      (4,107,258)
                                                                               ------------     ------------
TOTAL DECREASE IN NET ASSETS ..............................................      (3,093,904)      (3,464,384)

NET ASSETS:
Beginning of year .........................................................      66,747,456       70,211,840
                                                                               ------------     ------------
End of year (including undistributed net investment income
  of $34,604 and $23,989) .................................................    $ 63,653,552     $ 66,747,456
                                                                               ============     ============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ..............................................       1,185,836          540,826
Shares issued for distributions reinvested ................................         439,548          488,804
Shares of capital stock repurchased .......................................      (2,216,430)      (1,466,062)
                                                                               ------------     ------------
  Decrease in shares outstanding ..........................................        (591,046)        (436,432)
Shares outstanding:
  Beginning of year .......................................................       7,168,057        7,604,489
                                                                               ------------     ------------
  End of year .............................................................       6,577,011        7,168,057
                                                                               ============     ============

================================================================================
              GOVERNMENT SECURITIES FUND - STATEMENT OF NET ASSETS
May 31, 1997                                                                  67
================================================================================


    PAR                                                    MARKET
   VALUE                                                    VALUE
-----------                                              -----------
               UNITED STATES GOVERNMENT
               LONG TERM - 96.90%

               GOVERNMENT SPONSORED - 62.24%
$ 1,500,000    Federal Farm Credit Bank,
               6.92% due 05/13/02......................  $ 1,559,535
               Federal Home Loan Banks:
  1,155,000    7.26% due 09/06/01 .....................    1,205,173
  1,150,000    7.10% due 11/02/02 .....................    1,208,041
  2,000,000    6.38% due 12/20/00 .....................    2,031,880
  3,000,000    5.70% due 12/19/00 .....................    2,999,520
               Federal Home Loan Mortgage Corp.:
  3,000,000    7.13% due 07/21/99 .....................    3,045,480
  1,500,000    7.09% due 06/01/05 .....................    1,528,365
  1,500,000    6.90% due 03/26/03 .....................    1,508,205
  3,500,000    6.71% due 11/09/05 .....................    3,536,085
  1,500,000    6.37% due 01/23/06 .....................    1,499,760
               Federal Home Loan Mortgage Corp.
               (Pools/REMICS):
    104,277    7.50% due 09/01/25 .....................      107,177
    373,170    7.50% due 09/01/25 .....................      383,548
    190,881    7.50% due 09/01/25 .....................      196,189
  2,000,000    7.00% due 09/15/23 .....................    2,047,500
  2,302,775    6.50% due 06/01/12 .....................    2,320,760
    175,000    5.50% due 02/25/19 .....................      172,265
               Federal National Mortgage Association:
  1,000,000    9.05% due 04/10/00 .....................    1,057,190
  2,000,000    7.27% due 08/24/05 .....................    2,051,240
  3,000,000    7.00% due 08/27/12 .....................    3,107,820
  2,300,000    6.90% due 10/09/01 .....................    2,308,257
  2,000,000    6.85% due 09/12/05 .....................    2,021,560
  2,000,000    6.62% due 06/25/07 .....................    2,088,740
  2,000,000    6.41% due 03/08/06 .....................    2,052,500
  2,500,000    6.40% due 12/10/01 .....................    2,501,550
  4,000,000    6.25% due 12/13/02 .....................    4,006,880
  3,000,000    6.06% due 05/07/03 .....................    3,002,820
  2,000,000    5.74% due 12/23/99 .....................    2,002,180
               Student Loan Marketing Association,
  1,000,000    7.50% due 03/08/00 .....................    1,030,000
               Tennessee Valley Authority:
  2,500,000    6.75% due 11/01/25 .....................    2,702,150
  2,000,000    6.38% due 06/15/05 .....................    2,054,680
                                                         -----------
                                                          57,337,050
                                                         -----------


    PAR                                                      MARKET
   VALUE                                                     VALUE
-----------                                               -----------

              UNITED STATES BONDS, NOTES
              & STRIPS - 34.66%
              United States Treasury Bonds:
$ 1,800,000    9.00% due 11/15/18 .....................   $ 2,457,846
  4,000,000    8.75% due 08/15/20 .....................     5,394,360
  3,500,000    8.50% due 02/15/20 .....................     4,600,855
  3,500,000    7.25% due 08/15/22 .....................     4,098,815
              United States Treasury Notes:
  2,500,000    6.75% due 04/30/00 .....................     2,552,725
  1,000,000    6.38% due 01/15/00 .....................     1,012,190
  6,000,000    5.88% due 11/15/99 .....................     6,025,320
  3,000,000    5.75% due 08/15/03 .....................     3,021,570
  2,000,000    5.50% due 01/31/03 .....................     1,991,880
              United States Treasury Strips,
  1,500,000    0.00% due 11/15/09 .....................       768,930
                                                          -----------
                                                           31,924,491
                                                          -----------

              TOTAL UNITED STATES
              GOVERNMENT - LONG TERM
              (Cost $86,245,519).......................    89,261,541
                                                          -----------

              CORPORATE SHORT TERM
              COMMERCIAL PAPER - 1.24%

              MACHINERY - INDUSTRIAL/
              SPECIALTY - 1.24%
 1,143,000    Cooper Industries, Inc.,
               5.67% due 06/01/98......................     1,143,000
                                                          -----------

              TOTAL CORPORATE SHORT TERM
              COMMERCIAL PAPER
              (Cost $1,143,000)........................     1,143,000
                                                          -----------

              TOTAL INVESTMENTS
              (Cost $87,388,519) - 98.14%..............    90,404,541
              Other assets and liabilities,
               net 1.86%...............................     1,715,676
                                                          -----------

              NET ASSETS (equivalent
               to $10.09 per share on
               9,129,497 shares
               outstanding) - 100% ....................   $92,120,217
                                                          ===========



                                                           UNREALIZED
 CONTRACTS                                                DEPRECIATION
 ---------                                                ------------

              FUTURES CONTRACTS PURCHASED(1)
              (Delivery month/Value at 5/31/98)
    17(2)     U.S. Treasury Bond Futures
               (September/$121.50).....................   $      (133)
                                                          ===========

               (1) U.S. Treasury Bonds with a market
                   value of approximately $100,000
                   were maintained in a segregated
                   account with a portion placed as
                   collateral for futures contracts.
               (2) Per 1,000.

--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  9,129,497 shares outstanding.........................   $    91,295
Additional paid in capital.............................    90,699,767
Accumulated net realized loss on securities............    (1,734,207)
Undistributed net investment income....................        47,473
Unrealized appreciation (depreciation) of:
  Investments.....................  $ 3,016,022
  Futures ........................         (133)            3,015,889
                                    -----------           -----------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING..........................................   $92,120,217
                                                          ===========






                                      122
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================================================================================
               GOVERNMENT SECURITIES FUND - FINANCIAL STATEMENTS
68
================================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998



INVESTMENT INCOME:
Interest .......................................................................    $5,571,826
                                                                                    ----------
EXPENSES:
Advisory fees ..................................................................       436,775
Custodian and accounting services ..............................................        20,527
Reports to shareholders ........................................................         6,612
Audit fees and tax services ....................................................         2,067
Directors' fees and expenses ...................................................         1,804
Miscellaneous ..................................................................         6,262
                                                                                    ----------
  Total expenses ...............................................................       474,047
                                                                                    ----------
NET INVESTMENT INCOME ..........................................................     5,097,779
                                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on:
  Investments ...................................................    $  245,563
  Futures contracts .............................................       112,838        358,401
                                                                     ----------
Net unrealized appreciation (depreciation) during the year:
  Investments ...................................................     3,271,194
  Futures contracts .............................................          (133      3,271,061
                                                                     ----------     ----------
  Net realized and unrealized gain on securities during the year ...............     3,629,462
                                                                                    ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................    $8,727,241
                                                                                    ==========


STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:


                                                                                  1998              1997
                                                                               ------------     ------------
OPERATIONS:
Net investment income .....................................................    $  5,097,779     $  5,088,757
Net realized gain on securities ...........................................         358,401            4,132
Net unrealized appreciation of securities
  during the year .........................................................       3,271,061          479,407
                                                                               ------------     ------------
   Increase in net assets resulting from operations .......................       8,727,241        5,572,296
                                                                               ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .....................................................      (5,081,964)      (5,073,340)
                                                                               ------------     ------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ..........................................      17,280,167       11,299,725
Proceeds from capital stock issued for distributions reinvested ...........       5,081,964        5,073,340
                                                                               ------------     ------------
                                                                                 22,362,131       16,373,065
Cost of capital stock repurchased .........................................     (17,713,793)     (11,468,468)
                                                                               ------------     ------------
  Increase in net assets resulting from capital stock transactions ........       4,648,338        4,904,597
                                                                               ------------     ------------
TOTAL INCREASE IN NET ASSETS ..............................................       8,293,615        5,403,553

NET ASSETS:
Beginning of year .........................................................      83,826,602       78,423,049
                                                                               ------------     ------------
End of year (including undistributed net investment income
  of $47,473 and $31,658) .................................................    $ 92,120,217     $ 83,826,602
                                                                               ============     ============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ..............................................       1,716,427        1,165,828
Shares issued for distributions reinvested ................................         509,952          523,483
Shares of capital stock repurchased .......................................      (1,769,096)      (1,180,771)
                                                                               ------------     ------------
  Increase in shares outstanding ..........................................         457,283          508,540
Shares outstanding:
  Beginning of year .......................................................       8,672,214        8,163,674
                                                                               ------------     ------------
  End of year .............................................................       9,129,497        8,672,214
                                                                               ============     ============

================================================================================
          INTERNATIONAL GOVERNMENT BOND FUND - STATEMENT OF NET ASSETS
May 31, 1998                                                                  69
================================================================================


       PAR                                              MARKET
      VALUE                                             VALUE
----------------                                     ------------
             GOVERNMENT BONDS - 86.49%

             AUSTRALIA - 1.16%
             Commonwealth:

A$       500,000   9.75% due 3/15/02 .............   $    364,521
A$       500,000   9.00% due 9/15/04 .............        376,558
A$       500,000   8.75% due 1/15/01 .............        343,151
A$       500,000   7.50% due 7/15/05 .............        354,652
A$       500,000   7.50% due 9/15/09 .............        369,509
                                                     ------------
                                                        1,808,391
                                                     ------------

             AUSTRIA - 3.01%
             Republic of Austria:

DM     1,000,000   7.25% due 5/3/07 ..............        650,974
As     2,000,000   7.125% due 7/12/04 ............        178,900
As     1,500,000   7.00% due 2/14/00 .............        124,915
As     2,200,000   7.00% due 1/20/03 .............        192,497
As     2,000,000   7.00% due 5/16/05 .............        179,458
As     2,000,000   6.875% due 4/19/02 ............        172,607
As     2,000,000   6.50% due 11/17/05 ............        175,475
As     6,000,000   6.25% due 5/31/06 .............        521,120
As     3,000,000   5.625% due 7/15/07 ............        250,667
As     2,000,000   5.50% due 1/18/04 .............        165,816
Ff.    3,000,000   5.50% due 1/18/04 .............        522,340
Y.         100MM   4.75% due 12/20/04 ............        880,028
Y.          50MM   4.50% due 9/28/05 .............        440,916
As     3,000,000   4.375% due 2/28/02 ............        238,600
                                                     ------------
                                                        4,694,313
                                                     ------------

             BELGIUM - 3.53%
             Kingdom of Belgium:

Bf    10,000,000   8.75% due 6/25/02 .............        313,917
Bf    10,000,000   8.00% due 12/24/12 ............        348,464
Bf    10,000,000   8.00% due 3/28/15 .............        353,710
Bf    10,000,000   7.75% due 12/22/00 ............        294,210
Bf    25,000,000   7.75% due 10/15/04 ............        788,801
Bf    20,000,000   7.50% due 7/29/08 .............        649,198
Bf    15,000,000   7.00% due 5/15/06 .............        463,251
Bf    20,000,000   6.50% due 3/31/05 .............        596,140
Bf    20,000,000   6.25% due 3/28/07 .............        592,933
Bf    20,000,000   5.00% due 3/28/01 .............        553,303
Bf    20,000,000   4.00% due 1/22/00 .............        542,764
                                                     ------------
                                                        5,496,691
                                                     ------------


       PAR                                              MARKET
      VALUE                                             VALUE
----------------                                     ------------
             CANADA - 4.76%
             Government of Canada:

C$       550,000   9.50% due 6/1/10...............   $    512,958
C$       500,000   9.00% due 12/1/04 .............        412,592
C$       500,000   9.00% due 6/1/25 ..............        504,726
C$     1,000,000   8.75% due 12/1/05 .............        831,457
C$     1,000,000   8.50% due 4/1/02 ..............        763,622
C$     1,000,000   8.00% due 6/1/23 ..............        907,406
C$       500,000   7.50% due 9/1/00 ..............        359,719
C$     1,000,000   7.50% due 3/1/01 ..............        726,138
C$     1,000,000   7.25% due 6/1/03 ..............        746,153
C$     1,000,000   7.00% due 12/1/06 .............        764,795
C$       500,000   6.50% due 6/1/04 ..............        364,716
C$       750,000   5.50% due 2/1/00 ..............        517,453
                                                     ------------
                                                        7,411,735
                                                     ------------

             DENMARK - 2.35%
             Kingdom of Denmark:

DK     5,000,000   8.00% due 11/15/01 ............        813,487
DK     2,500,000   8.00% due 5/15/03 .............        419,431
DK     3,000,000   8.00% due 3/15/06 .............        524,942
DK     5,500,000   7.00% due 12/15/04 ............        902,764
DK     1,250,000   7.00% due 11/10/24 ............        220,564
DK     5,000,000   6.00% due 11/15/02 ............        772,371
                                                     ------------
                                                        3,653,559
                                                     ------------

             FINLAND - 1.98%
             Republic of Finland:

FIM    2,000,000   10.00% due 9/15/01 ............        430,336
FIM    1,000,000   9.50% due 3/15/04 .............        228,271
FIM    3,000,000   7.25% due 4/18/06 .............        636,603
Ff.    5,000,000   7.00% due 6/15/04 .............        934,418
Y.         100MM   6.00% due 1/29/02 .............        858,726
                                                     ------------
                                                        3,088,354
                                                     ------------

             FRANCE - 4.30%
             Government of France:

Ff.    4,600,000   9.50% due 1/25/01 .............        867,027
Ff.    3,500,000   8.50% due 11/25/02 ............        679,759
Ff.    1,500,000   8.50% due 12/26/12 ............        336,955
Ff.    3,000,000   7.25% due 4/25/06 .............        580,645
Ff.    7,000,000   6.75% due 10/25/03 ............      1,290,373
Ff.    2,000,000   6.50% due 10/25/06 ............        370,516
Ff.    8,500,000   6.00% due 10/25/25 ............      1,525,539
Ff.    2,000,000   5.50% due 4/25/04 .............        349,657
Ff.    4,000,000   5.50% due 4/25/07 .............        699,315
                                                     ------------
                                                        6,699,786
                                                     ------------


       PAR                                              MARKET
      VALUE                                             VALUE
----------------                                     ------------
             GERMANY - 11.92%
             Federal Republic of Germany:

DM     2,000,000   7.50% due 9/9/04 ..............   $  1,289,505
DM     3,100,000   7.125% due 12/20/02 ...........      1,922,982
DM     2,000,000   7.00% due 1/13/00 .............      1,172,706
DM     1,000,000   6.75% due 7/15/04 .............        622,334
DM     3,000,000   6.50% due 3/15/00 .............      1,752,165
DM     3,000,000   6.50% due 7/15/03 .............      1,829,172
DM     2,000,000   6.50% due 10/14/05 ............      1,238,840
DM     1,000,000   6.25% due 4/26/06 .............        612,526
DM     1,000,000   6.25% due 1/4/24 ..............        624,016
DM     1,000,000   6.00% due 11/12/03 ............        598,324
DM     1,000,000   6.00% due 1/5/06 ..............        602,606
DM     1,000,000   6.00% due 1/4/07 ..............        604,288
DM     4,000,000   6.00% due 6/20/16 .............      2,446,518
DM     2,000,000   5.00% due 5/21/01 .............      1,144,346
DM     3,750,000   4.50% due 8/19/02 .............      2,108,239
                                                     ------------
                                                       18,568,567
                                                     ------------

             IRELAND - 0.65%
             Republic of Ireland:

Ilb      100,000   8.25% due 8/18/15 .............        185,875
Ilb      100,000   8.00% due 8/18/06 .............        168,206
Ilb      150,000   6.50% due 10/18/01 ............        222,838
Ilb      150,000   6.25% due 4/1/99 ..............        213,488
Ilb      150,000   6.25% due 10/18/04 ............        226,019
                                                     ------------
                                                        1,016,426
                                                     ------------
             ITALY - 9.01%
             Republic of Italy:

Lit      1,000MM   12.00% due 6/1/01 .............        682,480
Lit      1,000MM   12.00% due 1/1/02 .............        702,844
Lit      1,000MM   10.50% due 7/15/00 ............        635,836
Lit        500MM   10.50% due 4/1/05 .............        374,545
Lit        500MM   10.50% due 9/1/05 .............        379,010
Lit      3,400MM   10.00% due 8/1/03 .............      2,385,802
Lit        500MM   9.50% due 1/1/05 ..............        356,030
Lit        500MM   9.50% due 2/1/06 ..............        364,903
Lit      2,000MM   9.00% due 11/1/23 .............      1,670,080
Lit      1,000MM   8.50% due 4/1/04 ..............        672,241
Lit      1,500MM   8.50% due 8/1/04 ..............      1,012,961
Lit      1,000MM   7.75% due 9/15/01 .............        621,843
Lit      1,500MM   6.75% due 2/1/07 ..............        952,389
Lit        500MM   6.25% due 3/1/02 ..............        299,545
Lit      2,000MM   5.75% due 9/15/02 .............      1,182,366
Lit      3,000MM   5.50% due 9/15/00 .............      1,742,031
                                                     ------------
                                                       14,034,906
                                                     ------------





                                      124
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================================================================================
     INTERNATIONAL GOVERNMENT BOND FUND - STATEMENT OF NET ASSETS CONTINUED
70                                                                  May 31, 1998
================================================================================


       PAR                                              MARKET
      VALUE                                             VALUE
----------------                                     ------------
             JAPAN - 20.99%
             Government of Japan:

Y.          50MM   6.70% due 6/20/00 .............   $    407,177
Y.         250MM   6.60% due 6/20/01 .............      2,133,367
Y.         320MM   6.40% due 3/20/00 .............      2,557,643
Y.         105MM   6.00% due 12/20/01 ............        899,729
Y.         365MM   5.50% due 3/20/02 .............      3,107,073
Y.         120MM   5.00% due 12/20/02 ............      1,026,789
Y.         100MM   5.00% due 9/21/09 .............        972,850
Y.         100MM   5.00% due 3/20/15 .............      1,030,616
Y.         130MM   4.80% due 6/21/99 .............        982,158
Y.         127MM   4.50% due 6/20/03 .............      1,077,698
Y.          75MM   4.50% due 12/20/04 ............        655,607
Y.         150MM   4.40% due 9/22/03 .............      1,273,955
Y.         200MM   4.20% due 9/21/15 .............      1,900,065
Y.         150MM   4.10% due 6/21/04 .............      1,273,522
Y.         100MM   3.90% due 6/21/04 .............        840,494
Y.         100MM   3.80% due 9/20/16 .............        911,402
Y.         250MM   3.50% due 3/21/16 .............      2,189,147
Y.         100MM   3.30% due 6/20/06 .............        829,085
Y.         200MM   3.20% due 3/20/06 .............      1,644,018
Y.         250MM   3.00% due 9/20/05 .............      2,021,807
Y.         150MM   2.90% due 12/20/05 ............      1,207,994
Y.         100MM   2.70% due 3/20/07 .............        798,383
Y.         150MM   2.00% due 12/20/07 ............      1,134,450
Y.         250MM   1.10% due 10/22/01 ............      1,830,475
                                                     ------------
                                                       32,705,504
                                                     ------------

             NETHERLANDS - 4.59%
             Government of the Netherlands:

NG     1,050,000   9.00% due 10/16/00 ............        577,199
NG     1,000,000   8.75% due 9/15/01 .............        562,641
NG       500,000   8.50% due 3/15/01 .............        275,602
NG       500,000   8.25% due 2/15/02 .............        280,575
NG       500,000   8.25% due 6/15/02 .............        283,061
NG       500,000   8.25% due 2/15/07 .............        307,427
NG     1,500,000   7.75% due 3/1/05 ..............        875,289
NG       500,000   7.50% due 4/15/10 .............        303,573
NG       750,000   7.50% due 1/15/23 .............        479,600
NG     2,000,000   6.50% due 4/15/03 .............      1,079,038
NG     1,500,000   6.00% due 1/15/06 .............        803,685
NG     2,000,000   5.75% due 1/15/04 .............      1,051,192
NG       500,000   5.75% due 2/15/07 .............        264,414
                                                     ------------
                                                        7,143,296
                                                     ------------


       PAR                                              MARKET
      VALUE                                             VALUE
----------------                                     ------------
             PORTUGAL - 0.36%

Ff.    3,000,000   Republic of Portugal,
                      6.625% due 5/13/08..........   $    560,964
                                                     ------------

             SPAIN - 4.77%
             Government of Spain:

Pst        100MM   10.50% due 10/30/03 ...........        838,436
Pst        100MM   10.30% due 6/15/02 ............        796,899
Pst        100MM   10.15% due 1/31/06 ............        875,784
Pst         50MM   10.10% due 2/28/01 ............        377,598
Pst         50MM   10.00% due 2/28/05 ............        425,701
Pst         50MM   8.40% due 4/30/01 .............        365,424
Pst         70MM   8.20% due 2/28/09 .............        577,598
Pst         80MM   8.00% due 5/30/04 .............        615,163
Pst         50MM   7.90% due 2/28/02 .............        367,618
Pst        150MM   6.75% due 4/15/00 .............      1,033,421
Ff.    2,000,000   6.50% due 6/20/01 .............        354,129
Pst         50MM   6.00% due 1/31/08 .............        353,233
Pst         67MM   5.25% due 1/31/03 .............        456,150
                                                     ------------
                                                        7,437,154
                                                     ------------

             SWEDEN - 2.43%
             Kingdom of Sweden:

SK     3,000,000   10.25% due 5/5/00 .............        422,108
SK     6,000,000   10.25% due 5/5/03 .............        946,084
SK     3,000,000   9.00% due 4/20/09 .............        504,664
SK     3,000,000   8.00% due 8/15/07 .............        464,452
C$       500,000   6.75% due 12/31/01 ............        357,619
SK     2,000,000   6.50% due 10/25/06 ............        280,632
SK     6,000,000   6.00% due 2/9/05 ..............        812,805
                                                     ------------
                                                        3,788,364
                                                     ------------

             SWITZERLAND - 0.48%
             Government of Switzerland:

Chf      500,000   4.50% due 7/8/02 ..............        367,027
Chf      500,000   4.50% due 4/8/06 ..............        377,995
                                                     ------------
                                                          745,022
                                                     ------------

             UNITED KINGDOM - 8.74%
             Government of United Kingdom:

L.       250,000   9.75% due 8/27/02 .............        463,194
L.       400,000   9.00% due 10/13/08 ............        818,692
L.       250,000   9.00% due 7/12/11 .............        529,547
L.       400,000   9.00% due 8/6/12 ..............        856,258
L.       750,000   8.75% due 8/25/17 .............      1,656,780
L.       500,000   8.50% due 12/7/05 .............        948,335


       PAR                                              MARKET
      VALUE                                             VALUE
----------------                                     ------------
             UNITED KINGDOM - Continued

L.       500,000   8.00% due 9/25/09 .............   $    969,517
L.       500,000   8.00% due 12/7/15 .............      1,025,407
L.       750,000   8.00% due 6/7/21 ..............      1,585,578
L.     1,000,000   7.50% due 12/7/06 .............      1,817,048
L.     1,500,000   7.00% due 11/6/01 .............      2,515,028
L.       250,000   6.75% due 11/26/04 ............        429,890
                                                     ------------
                                                       13,615,274
                                                     ------------

             UNITED STATES - 1.46%

DM     4,000,000   Federal National Mortgage Association,
                      5.00% due 2/16/01 ..........      2,278,268
                                                     ------------

             TOTAL GOVERNMENT BONDS
             (Cost $139,653,971) .................    134,746,574
                                                     ------------

             SUPRANATIONAL - 6.44%
             Eurofima:

Ff.    5,000,000   9.875% due 8/21/00 ............        932,852
Ff.    1,600,000   9.25% due 12/18/03 ............        325,255
Ff.    3,000,000   5.625% due 11/25/99 ...........        512,389

             European Investment Bank:

Lit      1,100MM   10.50% due 2/7/02 .............        756,328
L.       250,000   9.00% due 5/14/02 .............        445,840
Y.          25MM   6.625% due 3/15/00 ............        200,601
Ff.    2,000,000   6.125% due 10/8/04 ............        360,187
Y.         100MM   4.625% due 2/26/03 ............        845,729
Y.         100MM   3.00% due 9/20/06 .............        811,431

Y.          55MM   Inter America Development Bank,
                      6.75% due 2/20/01 ..........        463,165

             International Bank for
                   Reconstruction & Development:

Lit        150MM   10.80% due 11/13/01 ...........        103,029
Lit        200MM   9.45% due 8/11/03 .............        138,083
L.       400,000   9.25% due 7/20/07 .............        795,826
Y.         250MM   5.25% due 3/20/02 .............      2,108,681
Y.         100MM   4.50% due 3/20/03 .............        843,924
Y.          50MM   4.50% due 6/20/00 .............        391,048
                                                     ------------

             TOTAL SUPRANATIONAL
             (Cost $11,221,358) ..................     10,034,368
                                                     ------------

================================================================================
     INTERNATIONAL GOVERNMENT BOND FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                  71
================================================================================


       PAR                                              MARKET
      VALUE                                             VALUE
-----------------------------------------------------------------
             CORPORATE BONDS - 4.34%

             FRANCE - 4.34% Credit Local de France:

Lit      2,000MM   9.00% due 6/14/01 .............   $  1,272,048
Ff.    5,000,000   8.875% due 6/10/02 ............        964,190
Ff.    8,000,000   6.25% due 9/27/05 .............      1,444,927
Ff.    4,000,000   6.00% due 11/15/01 ............        699,482
Ff.   10,000,000   Elf Aquitaine SA,
                   7.125% due 8/11/03.............      1,843,766
Ff.    3,000,000   Toyota Motor Credit,
                   6.25% due 4/11/02..............        530,252
                                                     ------------
                                                        6,754,665
                                                     ------------

             TOTAL CORPORATE BONDS
             (Cost $7,219,766) ...................      6,754,665
                                                     ------------

             UNITED STATES GOVERNMENT -
             SHORT TERM - 0.10%

             U.S. TREASURY BILLS - 0.10%

USD      150,000   United States Treasury Bills,
                   4.30% due 6/25/98 .............        149,570
                                                     ------------

             TOTAL UNITED STATES GOVERNMENT
             SHORT TERM
             (Cost $149,570) .....................        149,570
                                                     ------------

             TOTAL INVESTMENTS
             (Cost $158,244,665) - 97.37% ........    151,685,177
             Other assets and liabilities,
              net - 2.63% ........................      4,097,706
                                                     ------------

             NET ASSETS (equivalent
              to $11.42 per share
              on 13,645,599 shares
              outstanding) - 100% ................   $155,782,883
                                                     ------------


                                                      UNREALIZED
    CONTRACTS                                        APPRECIATION
-----------------------------------------------------------------
             FUTURES CONTRACTS SOLD(1)
             (Delivery month/Value at 5/31/98)
    15 (2)   Currency futures - British Pound
             (June/$163.02) ......................   $     14,813
                                                     ------------
             (Delivery month/Value at 5/31/98)
    70 (3)   Currency futures - Japanese Yen
             (June/$72.22) .......................        199,250
                                                     ------------
                                                          214,063
                                                     ============

         (1) U.S.Treasury Bills with a market value of approximately $150,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.

         (2) Per 625

         (3) Per 1,250


                                                        MARKET
                                                        VALUE
-----------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  13,645,599 shares outstanding ..................   $    136,456
Additional paid in capital .......................    160,890,463
Accumulated net realized gain on securities ......        658,703
Undistributed net investment income ..............        462,129
Unrealized appreciation (depreciation) of:
  Investments .....................   $ (6,559,488)
  Futures .........................        214,063
                                      ------------
  Foreign currency translation.....        (19,443)    (6,364,868)
                                      ------------   ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING ....................................   $155,782,883
                                                     ============

================================================================================
            INTERNATIONAL GOVERNMENT BOND FUND - FINANCIAL STATEMENTS
72
================================================================================
STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998

INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $158,558) .......       $ 8,845,092
                                                                      -----------

EXPENSES:
Advisory fees .................................................           846,176
Custodian and accounting services .............................            32,947
Reports to shareholders .......................................            11,638
Audit fees and tax services ...................................             3,835
Directors' fees and expenses ..................................             3,717
Miscellaneous .................................................            23,639
                                                                      -----------
  Total expenses ..............................................           921,952
                                                                      -----------
NET INVESTMENT INCOME .........................................         7,923,140
                                                                      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
AND FOREIGN CURRENCIES:
Net realized loss on:
  Investments ......................................... $(3,464,702)
  Foreign currency translation ........................    (387,612)   (3,852,314)
                                                        -----------
Net unrealized appreciation (depreciation) during the
  year:
  Securities ..........................................     (74,327)
  Foreign currency translation ........................     101,888
  Futures contracts ...................................     214,063       241,624
                                                        -----------   -----------
   Net realized and unrealized loss on securities and
     foreign currencies during the year .......................        (3,610,690)
                                                                      -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............       $ 4,312,450
                                                                      ===========

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                           1998          1997
                                                       ------------  ------------
OPERATIONS:
Net investment income ..............................   $  7,923,140     8,522,441
Net realized loss on securities and foreign currency
  transactions .....................................     (3,852,314)     (145,962)
Net unrealized appreciation (depreciation) of
  securities and translation of foreign currencies
  during the year ..................................        241,624    (7,210,455)
                                                       ------------  ------------
   Increase in net assets resulting from operations.      4,312,450     1,166,024
                                                       ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..............................     (3,034,869)   (8,295,746)
Net realized gain on securities ....................       (136,607)     (295,588)
                                                       ------------  ------------
  Decrease in net assets resulting from
    distributions to shareholders ..................     (3,171,476)   (8,591,334)
                                                       ------------  ------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ...................     30,361,915    72,164,939
Proceeds from capital stock issued for distributions
  reinvested........................................      3,171,476     8,591,334
                                                       ------------  ------------
                                                         33,533,391    80,756,273
Cost of capital stock repurchased ..................    (56,600,279)  (38,005,431)
                                                       ------------  ------------
  Increase (decrease) in net assets resulting from
   capital stock transactions ......................    (23,066,888)   42,750,842
TOTAL INCREASE (DECREASE) IN NET ASSETS ............    (21,925,914)   35,325,532

NET ASSETS:
Beginning of year ..................................    177,708,797   142,383,265
                                                       ------------  ------------
End of year (including undistributed net investment
  income of $462,129 and $84,875) ..................   $155,782,883  $177,708,797
                                                       ------------  ============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .......................      2,685,573     6,113,938
Shares issued for distributions reinvested .........        279,556       729,242
Shares of capital stock repurchased ................     (4,999,093)   (3,236,292)
                                                       ------------  ------------
  Increase (decrease) in shares outstanding ........     (2,033,964)    3,606,888
Shares outstanding:
  Beginning of year ................................     15,679,563    12,072,675
                                                       ------------  ------------
  End of year ......................................     13,645,599    15,679,563
                                                       ------------  ============

================================================================================
                   MONEY MARKET FUND - STATEMENT OF NET ASSETS
May 31, 1998                                                                  73
================================================================================

   PAR                                           MARKET
  VALUE                                          VALUE
----------                                     -----------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 89.58%

            BANKS - REGIONAL - 5.18%
$5,000,000  Banc One Corp,
               5.48% due 06/08/98............. $ 4,994,672
 5,000,000  NationsBank Corp.,
               5.48% due 10/21/98.............   4,891,922
                                               -----------
                                                 9,886,594
                                               -----------
            BEVERAGE - SOFT DRINKS - 1.83%
 3,500,000  Coca Cola Co.,
               5.48% due 06/19/98.............   3,490,410
                                               -----------
            CHEMICAL - MAJOR - 5.65%
            E.I. Du Pont de Nemeurs and Co.:
 3,500,000    5.49% due 07/07/98..............   3,480,785
 3,000,000    5.44% due 06/25/98..............   2,989,120
            PPG Industries:
 2,500,000    5.50% due 06/30/98..............   2,488,924
 1,840,000    5.51% due 06/30/98..............   1,831,833
                                               -----------
                                                10,790,662
                                               -----------

            CONGLOMERATES - 2.70%
            Fortune Brands:
 2,500,000    5.50% due 07/08/98..............   2,485,868
 2,688,000    5.50% due 07/09/98..............   2,672,395
                                               -----------
                                                 5,158,263
                                               -----------
            CONSUMER FINANCE - 16.67%
            Associates Corp. of North America:
 1,000,000    5.75% due 11/15/98..............     999,736
 2,000,000    5.50% due 08/18/98..............   1,976,167
 1,800,000    5.49% due 06/02/98..............   1,799,726
 2,000,000    5.49% due 07/01/98..............   1,990,850
   825,000    5.48% due 06/16/98..............     823,116
   500,000    5.25% due 09/01/98..............     499,100
            Beneficial Corp:
 1,500,000    5.52% due 06/22/98..............   1,495,170
 1,500,000    5.51% due 08/24/98..............   1,480,715
 2,300,000    5.51% due 08/04/98..............   2,277,470
 2,000,000    5.49% due 06/29/98..............   1,991,460
            Commercial Credit Co.:
 1,800,000    5.50% due 07/21/98..............   1,786,250
 1,900,000    5.50% due 07/28/98..............   1,883,454
 1,500,000    5.49% due 08/06/98..............   1,484,903
 2,000,000    5.48% due 07/06/98..............   1,989,344
 1,200,000    5.47% due 06/18/98..............   1,196,900

   PAR                                           MARKET
  VALUE                                          VALUE
----------                                     -----------
            CONSUMER FINANCE - Continued
            Sears Roebuck Acceptance Corp.:
$2,400,000    5.54% due 06/16/98.............. $ 2,394,460
   644,000    5.52% due 07/29/98..............     638,273
   553,000    5.50% due 07/30/98..............     548,015
 2,100,000    5.50% due 08/03/98..............   2,079,788
 1,400,000    5.50% due 08/05/98..............   1,386,097
 1,100,000    5.48% due 06/29/98..............   1,095,312
                                               -----------
                                                31,816,306
                                               -----------

            ELECTRICAL EQUIPMENT - 1.10%
 2,100,000  General Electric Co.,
              5.49% due 06/09/98..............   2,097,438
                                               -----------

            ENTERTAINMENT - 2.09%
            Walt Disney Co.:
 1,500,000    5.57% due 06/04/98..............   1,499,304
 2,500,000    5.44% due 06/26/98..............   2,490,556
                                               -----------
                                                 3,989,860
                                               -----------

            FINANCE COMPANIES - 19.65%
            Ciesco LP:
 3,000,000    5.50% due 06/01/98...............  3,000,000
 2,500,000    5.50% due 07/02/98...............  2,488,160
 2,000,000    5.45% due 06/10/98...............  1,997,275
            CIT Group Holdings, Inc.:
 1,707,000    5.52% due 06/11/98...............  1,704,383
 2,033,000    5.50% due 06/01/98...............  2,033,000
 1,500,000    5.49% due 06/25/98...............  1,494,510
 3,300,000    5.46% due 06/23/98...............  3,288,989
            Ford Motor Credit Co.:
 2,500,000    5.50% due 08/17/98...............  2,470,590
 1,404,000    5.48% due 06/12/98...............  1,401,649
            General Electric Capital Corp.:
 1,000,000    5.51% due 08/10/98...............    989,286
 1,800,000    5.50% due 07/15/98...............  1,787,900
 1,200,000    5.50% due 06/03/98...............  1,199,633
 2,200,000    5.50% due 06/03/98...............  2,199,328
            General Motors Acceptance Corp.:
 1,000,000    6.30% due 06/11/98...............  1,000,100
 2,257,000    5.52% due 06/05/98...............  2,255,616
 1,000,000    5.51% due 08/13/98...............    988,827
   750,000    5.50% due 06/09/98...............    749,083
 1,500,000    5.49% due 06/11/98...............  1,497,713
 1,000,000    5.48% due 07/08/98...............    994,368
 1,000,000    5.47% due 07/13/98...............    993,618

   PAR                                             MARKET
  VALUE                                            VALUE
-----------                                      -----------
            FINANCE COMPANIES - Continued
$1,000,000  IBM Credit Co.,
              5.80% due 11/04/98................ $   999,979
 2,000,000  International Lease Finance Corp.,
              5.46% due 07/16/98................   1,986,350
                                                 -----------
                                                  37,520,357
                                                 -----------
            FOODS - 3.71%
            Archer Daniels Midland Co.:
 3,000,000    5.52% due 06/02/98................   2,999,540
 1,100,000    5.50% due 07/22/98................   1,091,429
 1,500,000    5.48% due 06/08/98................   1,498,402
            Kellogg Co.,
 1,500,000    5.50% due 06/05/98................   1,499,083
                                                 -----------
                                                   7,088,454
                                                 -----------

            INFORMATION PROCESSING - 1.72%
            International Business Machines
            Corp.:
 2,000,000    5.81% due 10/01/98................   1,999,820
 1,300,000    5.50% due 08/11/98................   1,285,899
                                                 -----------
                                                   3,285,719
                                                 -----------
            MACHINERY - INDUSTRIAL/
            SPECIALTY - 7.01%
 5,613,000  Cooper Industries, Inc.,
              5.67% due 06/01/98................   5,613,000
            Dover Corp.:
 3,000,000    5.55% due 06/03/98................   2,999,075
 1,500,000    5.53% due 06/05/98................   1,499,078
 3,270,000    5.50% due 06/10/98................   3,265,504
                                                 -----------
                                                  13,376,657
                                                 -----------

            MERCHANDISE - SPECIALTY - 2.25%
            Toys "R" Us, Inc.:
 1,300,000    5.50% due 07/02/98................   1,293,843
 3,000,000    5.48% due 06/15/98................   2,993,607
                                                 -----------
                                                   4,287,450
                                                 -----------

            OIL - INTEGRATED DOMESTIC - 3.14%
            Atlantic Richfield Co.:
 3,000,000    5.52% due 06/12/98................   2,994,940
 3,000,000    5.46% due 06/18/98................   2,992,265
                                                 -----------
                                                   5,987,205
                                                 -----------

================================================================================
             MONEY MARKET FUND - STATEMENT OF NET ASSETS CONTINUED
74                                                                  May 31, 1998
================================================================================


   PAR                                               MARKET
  VALUE                                              VALUE
--------------------------------------------------------------
            SECURITIES RELATED - 8.45%
             Merrill Lynch & Co., Inc.:
$2,100,000    5.52% due 08/12/98................  $  2,076,815
 1,300,000    5.51% due 06/17/98................     1,296,816
 1,350,000    5.51% due 07/27/98................     1,338,429
 2,700,000    5.51% due 08/19/98................     2,667,353
 1,100,000    5.49% due 06/30/98................     1,095,135
            Morgan Stanley, Dean Witter,
             Discover and Co.:
 2,500,000    5.50% due 06/15/98................     2,494,653
 2,500,000    5.50% due 06/24/98................     2,491,215
 2,689,000    5.49% due 07/20/98................     2,668,906
                                                  ------------
                                                    16,129,322
                                                  ------------

            UTILITIES - COMMUNICATION - 8.43%
            BellSouth Telecomm:
   900,000    5.50% due 08/21/98................       888,863
 3,000,000    5.49% due 07/24/98................     2,975,752
 2,200,000    5.48% due 06/04/98................     2,198,995
 2,000,000    5.46% due 06/22/98................     1,993,630
            GTE Corp.:
2,000,000     5.55% due 06/22/98................     1,993,525
2,500,000     5.55% due 07/23/98................     2,479,958
1,500,000     5.53% due 06/09/98................     1,498,157
2,077,000     5.53% due 06/17/98................     2,071,895
                                                  ------------
                                                    16,100,775
                                                  ------------

            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $171,005,472).................   171,005,472
                                                  ------------

            CORPORATE SHORT TERM
            OBLIGATIONS - 2.62%

            SECURITIES RELATED - 2.62%
            Bear Stearns Co. Inc.:
 2,000,000    Floating rate note due 07/06/98,
               5.61188% at 05/31/98.............     2,000,000
 3,000,000    Floating rate note due 07/30/98,
               5.65875% at 05/31/98.............     3,000,000
                                                  ------------
                                                     5,000,000
                                                  ------------

            TOTAL CORPORATE SHORT TERM
            OBLIGATIONS
            (Cost $5,000,000)...................     5,000,000
                                                  ------------


   PAR                                               MARKET
  VALUE                                              VALUE
--------------------------------------------------------------
            UNITED STATES GOVERNMENT
            SHORT TERM - 8.38%
            Federal Farm Credit Bank:
$1,000,000    5.75% due 09/11/98................ $     999,827
 2,000,000    5.70% due 11/03/98................     2,000,117
 1,000,000    5.50% due 04/01/99................       998,562
            Federal Home Loan Bank:
 2,000,000    5.72% due 10/06/98................     2,000,271
 1,000,000    5.70% due 10/23/98................       999,771
 1,000,000    5.60% due 03/10/99................     1,000,039
 1,000,000    5.56% due 03/25/99................       999,126
 1,000,000    5.50% due 03/26/99................       999,143
            Federal National Mortgage
            Association:
 1,000,000    5.68% due 10/23/98................       999,507
 1,000,000    5.65% due 04/09/99................       999,769
 1,000,000    5.63% due 05/05/99................       999,176
 2,000,000    5.57% due 05/07/99................     1,996,721
 1,000,000  Student Loan Marketing Association,
              5.79% due 09/16/98................     1,000,057
                                                 -------------
                                                    15,992,086
                                                 -------------
            TOTAL UNITED STATES GOVERNMENT
            SHORT TERM
            (Cost $15,992,086)..................    15,992,086
                                                 -------------

            TOTAL INVESTMENTS
            (Cost $191,997,558) - 100.58%.......   191,997,558
            Other assets and liabilities,
             net - (0.58%)......................    (1,022,108)
                                                 -------------

            NET ASSETS (equivalent
             to $1.00 per share on
             190,975,450 shares
             outstanding) - 100% ............... $ 190,975,450
                                                 -------------


   PAR                                               MARKET
  VALUE                                              VALUE
--------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
1,000,000,000 shares authorized,
  190,975,450 shares outstanding................  $  1,909,754
Additional paid in capital......................   189,065,696
                                                  ------------
NET ASSETS APPLICABLE TO SHARES
OUTSTANDING.....................................   190,975,450
                                                  ============

================================================================================
                    MONEY MARKET FUND - FINANCIAL STATEMENTS
                                                                              75
================================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998

INVESTMENT INCOME:
Interest.............................................................  $ 8,554,039
                                                                       -----------

EXPENSES:
Advisory fees........................................................      752,732
Custodian and accounting services....................................       32,727
Reports to shareholders..............................................       11,862
Audit fees and tax services..........................................        4,093
Directors' fees and expenses.........................................        3,069
Miscellaneous........................................................        9,824
                                                                       -----------
  Total expenses.....................................................      814,307
                                                                       -----------
NET INVESTMENT INCOME................................................    7,739,732
                                                                       -----------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................  $ 7,739,732
                                                                       ===========


STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                              1996           1997
                                                        ------------   -------------
OPERATIONS:
Net investment income.................................. $  7,739,732   $   5,637,643
                                                        ------------   -------------
  Increase in net assets resulting from operations.....    7,739,732       5,637,643
                                                        ------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................   (7,739,732)     (5,637,643)
                                                        ------------   -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.......................  331,782,891     294,478,892
Proceeds from capital stock
  issued for distributions reinvested..................    7,739,732       5,637,643
                                                        ------------   -------------
                                                         339,522,623     300,116,535
Cost of capital stock repurchased...................... (276,671,818)   (255,609,535)
                                                        ------------   -------------
  Increase in net assets resulting from
    capital stock transactions.........................   62,850,805      44,507,000
                                                        ------------   -------------
TOTAL INCREASE IN NET ASSETS...........................   62,850,805      44,507,000

NET ASSETS:
Beginning of year......................................  128,124,645      83,617,645
                                                        ------------    ------------
End of year............................................ $190,975,450    $128,124,645
                                                        ------------    ------------

CHANGE IN SHARES OUTSTANDING
Shares of capital stock sold...........................  331,782,891     294,478,892
Shares issued for distributions reinvested.............    7,739,732       5,637,643
Shares of capital stock repurchased ................... (276,671,818)   (255,609,535)
                                                        ------------    ------------
  Increase in shares outstanding.......................   62,850,805      44,507,000
Shares outstanding:
  Beginning of year....................................  128,124,645      83,617,645
                                                        ------------    ------------
  End of year..........................................  190,975,450     128,124,645
                                                        ============    ============

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                                                                              76
================================================================================

NOTE 1 -- ORGANIZATION
     The American General Series Portfolio Company (the "Series") consists of thirteen separate investment portfolios (the "Funds"):
      Stock Index Fund
      MidCap Index Fund
      Small Cap Index Fund
      International Equities Fund
      Growth Fund
      Growth & Income Fund
      Science & Technology Fund
      Social Awareness Fund
      Asset Allocation Fund (formerly Timed Opportunity Fund)
      Capital Conservation Fund
      Government Securities Fund
      International Government Bond Fund
      Money Market Fund

     The Series is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. Each Fund is diversified with the exception of International Government Bond Fund which is non-diversified as defined by the 1940 Act.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

A. INVESTMENT VALUATION

   Securities listed or traded on a national exchange are valued daily at their last reported sale price. In the absence of any exchange sales on that day and for unlisted issues, securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, securities are valued at the last reported bid price. However, options written for which other over-the-counter market quotations are readily available are valued at the last reported asked price, in the absence of any National Market System sales on that day. Futures contracts, options thereon, and options on stock indexes are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. Short term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market Fund are valued by the amortized cost method which approximates fair market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by, or under authority delegated by, the Series' Board of Directors.

B. OPTIONS AND FUTURES

     Call and Put Options. When a Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

     Purchased options are recorded as investments. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.

     FUTURES CONTRACTS. The initial margin deposit made upon entering into a futures contract is held by the custodian, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.

C. REPURCHASE AGREEMENTS

     The seller of a repurchase agreement collateralizes the agreement with securities delivered to the Fund's custodian bank. The Adviser determines, on a daily basis, that the seller maintains collateral of at least 100% of the repurchase proceeds due to the Fund at maturity.

D. FOREIGN CURRENCY TRANSLATION

     The accounting records of each Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates on transaction date.

     Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.

     In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are marked-to-market daily to reflect fluctuations in foreign exchange rates.

E. FEDERAL INCOME TAXES

     Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore no federal income tax provision is required.

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                                                                              77
================================================================================

F. INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME

     Investment transactions are accounted for on the trade date. Realized gains and losses are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for dividend income on certain foreign securities which is recorded when the Fund becomes aware of the dividend. Interest income on investments is accrued daily.


G. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the record date. The Funds declare distributions from net investment income monthly, except for the Money Market Fund, which declares daily. Capital gains distributions are declared annually.

     Investment income and capital gains and losses are recognized in accordance with generally accepted accounting principles ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. At the end of the year, offsetting adjustments to undistributed net investment income and undistributed net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.

NOTE 3 -- ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     VALIC (the "Adviser") serves as investment adviser to the Series. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. On May 1, 1992, the Adviser entered into a sub-advisory agreement with Bankers Trust Company ("Bankers Trust"), a wholly-owned subsidiary of Bankers Trust New York Corporation, to serve as investment sub-adviser to the Stock Index Fund, the MidCap Index Fund, and the Small Cap Index Fund. On April 29, 1994, the Adviser entered into sub-advisory agreements with T. Rowe Price Associates, Inc. to serve as investment sub-adviser to the Growth Fund and the Science & Technology Fund, and with Value Line, Inc., to serve as investment sub-adviser to the Growth & Income Fund. Sub-advisers are compensated for such services by the Adviser.

     The Adviser receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates: for Stock Index Fund, MidCap Index Fund, Small Cap Index Fund and International Equities Fund
 .35% on the first $500 million and .25% on the excess over $500 million; for Social Awareness Fund, Asset Allocation Fund, Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, and Money Market Fund, .50%; for Growth & Income Fund, .75%; for Growth Fund, .80%; for Science & Technology Fund, .90%.

     To the extent that any Fund's accrued expenses for a given month exceed, on an annualized basis, 2% of the Fund's average daily net assets, the Adviser will voluntarily reduce expenses of any such Fund by the amount of the excess. The Adviser may withdraw this voluntary undertaking upon 30 days written notice to the Series.

     On October 31, 1996, the Series entered into an accounting services agreement with VALIC which appointed VALIC as Accounting Services Agent. Under the agreement VALIC will provide, or cause to be provided, certain accounting and administrative services to the Series. During the year ended May 31, 1998, the Series paid VALIC $855,162 for such services provided directly by VALIC.

     VALIC provided to the Series, at cost, certain services associated with the printing of reports to shareholders. During the fiscal year ended May 31, 1998, the Series paid $10,971 for such services.

     During the fiscal year ended May 31, 1998, security transactions were affected between the following Funds at the then current market price with no brokerage commissions incurred:


     SELLER                PURCHASER       COST TO PURCHASER    NET GAIN TO SELLER
--------------------   -----------------   -----------------    ------------------
MidCap Index Fund      Stock Index Fund      $20,433,419          $12,850,048
Stock Index Fund       MidCap Index Fund       1,016,474              600,277
Small Cap Index Fund   MidCap Index Fund          70,400               18,156


     At May 31, 1998, VALIC Separate Account A (a registered separate account of VALIC) and VALIC owned over five percent of the outstanding shares of the following Funds:

                                                                  VALIC SEPARATE
                                                                    ACCOUNT A
                                                                  --------------
Stock Index Fund..............................................         96.95%
MidCap Index Fund.............................................        100.00
Small Cap Index Fund..........................................        100.00
International Equities Fund...................................         99.96
Growth Fund...................................................         97.69
Growth & Income Fund..........................................        100.00
Science & Technology Fund.....................................        100.00
Social Awareness Fund.........................................         99.99
Asset Allocation Fund.........................................         99.95
Capital Conservation Fund.....................................         99.47
Government Securities Fund....................................        100.00
International Government Bond Fund............................        100.00
Money Market Fund.............................................        100.00


     Certain officers and directors of the Series are officers and directors of VALIC or American General Corporation.

NOTE 4 -- INVESTMENT ACTIVITY

     The information in the following table is presented on the basis of cost for federal income tax purposes at May 31,1998.


                                        IDENTIFIED COST          GROSS            GROSS          NET UNREALIZED
                                         OF INVESTMENTS        UNREALIZED        UNREALIZED       APPRECIATION
                                              OWNED           APPRECIATION      DEPRECIATION     (DEPRECIATION)
                                        ------------------------------------------------------------------------
Stock Index Fund ..................     $ 1,690,305,856     $ 1,813,294,495     $ 27,807,645     $ 1,785,486,850
MidCap Index Fund .................         539,426,341         292,072,472       29,012,775         263,059,697
Small Cap Index Fund ..............         191,880,517          70,403,693       16,527,699          53,875,994
International Equities Fund .......         116,325,350          60,941,263       23,709,405          37,231,858
Growth Fund .......................         823,952,075         305,250,052       26,051,256         279,198,796
Growth & Income Fund ..............         204,371,731          73,811,981        6,885,909          66,926,072
Science & Technology Fund .........         933,282,452         138,508,705       46,951,932          91,556,773
Social Awareness Fund .............         286,826,157          51,590,026        4,970,871          46,619,155
Asset Allocation Fund .............         155,071,503          45,808,444        1,941,441          43,867,003
Capital Conservation Fund .........          61,317,620           1,963,553          719,071           1,244,482
Government Securities Fund ........          87,388,386           3,087,643           71,621           3,016,022
International Government
   Bond Fund ......................         158,458,728           5,390,646       11,950,134          (6,559,488)
Money Market Fund .................         191,997,558                  --               --                  --

     The following net realized capital loss carryforwards at May 31, 1998, may be utilized to offset future capital gains.


                                     CAPITAL LOSS CARRYFORWARD  EXPIRATION THROUGH
                                     ----------------------------------------------
Capital Conservation Fund...........        $  517,286              May 31, 2003
Government Securities Fund..........         1,734,344              May 31, 2003
Money Market Fund...................             3,017              May 31, 2004


================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                                                                              78
================================================================================

     During the period, the cost of purchases and proceeds from sales of securities, excluding short term securities were:

                                                Cost of     Proceeds from
                                              Securities   Securities Sold
                                              Purchased       or Matured
                                          --------------    --------------
Stock Index Fund........................  $  405,413,872    $   87,617,371
MidCap Index Fund.......................     213,029,461       185,622,455
Small Cap Index Fund....................     100,497,790        84,751,878
International Equities Fund.............      13,855,496        51,338,982
Growth Fund.............................     573,707,759       381,931,725
Growth & Income Fund....................     206,759,036       183,186,836
Science & Technology Fund...............   1,381,981,685     1,140,937,153
Social Awareness Fund...................     399,387,329       277,756,979
Asset Allocation Fund...................      40,901,054        54,286,294
Capital Conservation Fund...............       8,777,152        14,450,296
Government Securities Fund..............      24,632,462        20,475,563
International Government Bond Fund......      27,372,470        43,955,348


NOTE 5 -- PORTFOLIO SECURITIES LOANED

     To realize additional income, a Fund may lend portfolio securities with a value of up to 30% (33 1/3% in the case of Growth Fund and Science & Technology
Fund) of its total assets. Any such loans will be continuously secured by collateral consisting of cash or U.S. Government securities, maintained in a segregated account, at least equal to the market value of the securities loaned. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a Fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Each Fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.


   Portfolio securities on loan at May 31, 1998 are summarized as follows:



                                          Market Value  Collateral Value
                                          ------------  ----------------
Stock Index Fund.......................   $ 11,699,781  $     12,181,300
MidCap Index Fund......................     14,927,604        15,530,058
Small Cap Index Fund...................     13,684,195        14,319,771
International Equities Fund............      4,623,275         4,761,605
Growth & Income Fund...................      5,454,666         5,732,494
Science & Technology Fund..............     26,557,536        27,784,445
Social Awareness Fund..................        893,750           920,000
Asset Allocation Fund..................        439,690           456,252
Capital Conservation Fund..............      2,102,551         2,148,400
                                          ------------  ----------------
   Total...............................   $ 80,383,048  $     83,834,325
                                          ------------  ----------------

NOTE 6 -- INVESTMENT CONCENTRATION

     A significant portion of Government Securities Fund's investments may be in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of the Fund's concentration in such investments, it may be subject to risks associated with U.S. Government sponsored securities. At May 31, 1998, Government Securities Fund had 62% of its net assets invested in such securities.

     At May 31, 1998, International Government Bond Fund had 21% of its net assets invested in securities issued by the Government of Japan and an additional 5% in issues of companies located in Japan and/or denominated in Japanese Yen. Future economic and political developments in a foreign country could adversely affect the liquidity and value of foreign securities or the currency exchange rates from which foreign currencies are translated.

================================================================================
                              FINANCIAL HIGHLIGHTS
                                                                              79
================================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning June 1, 1996.

STOCK INDEX FUND

                                                                            FISCAL YEAR ENDED MAY 31,
                                                ----------------------------------------------------------------------------------
                                                   1998              1997              1996             1995               1994
                                                ----------        ----------        ----------      --------------      ----------
PER SHARE DATA
Net asset value at beginning of period .......  $    26.09        $    20.69        $    16.81      $        14.39      $    14.36
                                                ----------        ----------        ----------      --------------      ----------
  Income from investment operations:
    Net investment income ....................        0.40              0.39              0.39                0.37            0.35
    Net realized and unrealized gain
     on securities ...........................        7.44              5.57              4.26                2.45            0.12
                                                ----------        ----------        ----------      --------------      ----------
    Total income from investment operations ..        7.84              5.96              4.65                2.82            0.47
                                                ----------        ----------        ----------      --------------      ----------
  Distributions:
    Distributions from net investment
     income ..................................       (0.40)            (0.39)            (0.38)              (0.37)          (0.35)
    Distributions from net realized gain
     on securities ...........................       (0.15)            (0.17)            (0.39)              (0.03)          (0.09)
                                                ----------        ----------        ----------      --------------      ----------
    Total distributions ......................       (0.55)            (0.56)            (0.77)              (0.40)          (0.44)
                                                ----------        ----------        ----------      --------------      ----------
Net asset value at end of period .............  $    33.38        $    26.09        $    20.69      $        16.81      $    14.39
                                                ----------        ----------        ----------      --------------      ----------
TOTAL RETURN .................................       30.30%            29.24%            28.17%              19.98%           3.29%
                                                ==========        ==========        ==========      ==============      ==========

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets ....        0.31%             0.34%             0.35%               0.38%           0.39%
  Ratio of net investment income to
   average net assets ........................        1.33%             1.76%             2.05%               2.44%           2.44%
  Portfolio turnover rate ....................           3%                3%                3%                 14%              3%
  Number of shares outstanding at end
   of period (000's) .........................     104,334            93,687            85,117              75,451          75,494
  Net assets at end of period (000's) ........  $3,482,655        $2,444,200        $1,760,786      $    1,267,992      $1,086,459
  Average net assets during the
   period (000's) ............................  $2,968,059        $2,019,826        $1,498,398      $    1,140,085      $1,030,581
  Average commission rate paid ...............  $   0.0238        $   0.0281               n/a                 n/a             n/a

MIDCAP INDEX FUND

                                                                         FISCAL YEAR ENDED MAY 31,
                                                 --------------------------------------------------------------------
                                                   1998            1997            1996          1995         1994
                                                 --------        --------        --------      --------      --------
PER SHARE DATA
Net asset value at beginning of period .......   $  20.83        $  19.09        $  15.68      $  14.54      $  14.38
                                                 --------        --------        --------      --------      --------
  Income from investment operations:
    Net investment income ....................       0.23            0.24            0.24          0.26          0.23
    Net realized and unrealized gain
     on securities ...........................       5.80            2.95            4.06          1.59          0.28
                                                 --------        --------        --------      --------      --------
    Total income from investment operations ..       6.03            3.19            4.30          1.85          0.51
                                                 --------        --------        --------      --------      --------
  Distributions:
    Distributions from net investment
     income ..................................      (0.23)          (0.24)          (0.24)        (0.26)        (0.23)
    Distributions from net realized gain
     on securities ...........................      (1.36)          (1.21)          (0.65)        (0.45)        (0.12)
                                                 --------        --------        --------      --------      --------
    Total distributions ......................      (1.59)          (1.45)          (0.89)        (0.71)        (0.35)
                                                 --------        --------        --------      --------      --------
Net asset value at end of period .............   $  25.27        $  20.83        $  19.09      $  15.68      $  14.54
                                                 --------        --------        --------      --------      --------
TOTAL RETURN .................................      29.62%          17.48%          28.10%        13.26%         3.52%
                                                 ========        ========        ========      ========      ========

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets ....       0.36%           0.40%           0.41%         0.44%         0.46%
  Ratio of net investment income to
   average net assets ........................       0.95%           1.24%           1.36%         1.73%         1.62%
  Portfolio turnover rate ....................         26%             19%             21%           23%           17%
  Number of shares outstanding at end
   of period (000's) .........................     31,830          29,137          28,322        25,988        24,001
  Net assets at end of period (000's) ........   $804,318        $607,061        $540,688      $407,557      $349,041
  Average net assets during the
   period (000's) ............................   $722,652        $554,397        $477,372      $376,486      $285,247
  Average commission rate paid ...............   $ 0.0278        $ 0.0277             n/a           n/a           n/a

================================================================================
                         FINANCIAL HIGHLIGHTS CONTINUED
80
================================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning June 1, 1996.

SMALL CAP INDEX FUND

                                                                          FISCAL YEAR ENDED MAY 31,
                                                  --------------------------------------------------------------------
                                                     1998           1997            1996          1995          1994
                                                  --------        --------        --------      --------      --------
PER SHARE DATA
Net asset value at beginning of period ........   $  16.18        $  16.25        $  12.49      $  11.52      $  11.28
                                                  --------        --------        --------      --------      --------
  Income from investment operations:
   Net investment income ......................       0.19            0.19            0.20          0.17          0.13
Net realized and unrealized gain
     on securities ............................       3.17            0.93            4.04          0.97          0.58
                                                  --------        --------        --------      --------      --------
   Total income from investment
     operations ...............................       3.36            1.12            4.24          1.14          0.71
                                                  --------        --------        --------      --------      --------
Distributions:
   Distributions from net investment income ...      (0.19)          (0.19)          (0.20)        (0.17)        (0.13)
   Distributions from net realized gain
     on securities ............................      (1.41)          (1.00)          (0.28)           --         (0.34)
                                                  --------        --------        --------      --------      --------
  Total distributions .........................      (1.60)          (1.19)          (0.48)        (0.17)        (0.47)
                                                  --------        --------        --------      --------      --------
Net asset value at end of period ..............   $  17.94        $  16.18        $  16.25      $  12.49      $  11.52
                                                  ========        ========        ========      ========      ========
TOTAL RETURN ..................................      21.34%           7.51%          34.50%         9.98%         6.18%
                                                  ========        ========        ========      ========      ========

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets .......       0.39%           0.41%           0.41%         0.44%         0.47%
Ratio of net investment income to
  average net assets ..........................       1.05%           1.34%           1.36%         1.44%         1.10%
Portfolio turnover rate .......................         36%             42%             31%           34%           16%
Number of shares outstanding at
  end of period (000's) .......................     13,777          11,893          11,129        10,136         9,381
Net assets at end of period (000's)  ..........   $247,183        $192,459        $180,785      $126,567      $108,050
Average net assets during the period (000's) ..   $227,757        $178,368        $150,448      $120,298      $ 70,690
Average commission rate paid ..................   $ 0.0162        $ 0.0297             n/a           n/a           n/a

INTERNATIONAL EQUITIES FUND

                                                                                    FISCAL YEAR ENDED MAY 31,
                                                            --------------------------------------------------------------------
                                                              1998            1997            1996          1995         1994
                                                            --------        --------        --------      --------      --------
PER SHARE DATA
Net asset value at beginning of period ..................   $  11.44        $  11.15        $  10.42      $  10.14      $   8.99
                                                            --------        --------        --------      --------      --------
  Income from investment operations:
   Net investment income ................................       0.23            0.20            0.17          0.15          0.11
   Net realized and unrealized gain
     on securities and foreign currencies ...............       0.85            0.63            0.97          0.34          1.17
                                                            --------        --------        --------      --------      --------
     Total income from investment
      operations ........................................       1.08            0.83            1.14          0.49          1.28
                                                            --------        --------        --------      --------      --------
  Distributions:
   Distributions from net investment income .............      (0.24)          (0.19)          (0.17)        (0.15)        (0.11)
   Distributions from net realized gain
     on securities ......................................      (0.33)          (0.35)          (0.24)        (0.06)        (0.02)
                                                            --------        --------        --------      --------      --------
   Total distributions ..................................      (0.57)          (0.54)          (0.41)        (0.21)        (0.13)
                                                            --------        --------        --------      --------      --------
Net asset value at end of period ........................   $  11.95        $  11.44        $  11.15      $  10.42      $  10.14
                                                            ========        ========        ========      ========      ========
TOTAL RETURN ............................................       9.92%           7.74%          11.14%         4.92%        14.31%
                                                            ========        ========        ========      ========      ========

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets .................       0.40%           0.42%           0.42%         0.45%         0.47%
Ratio of net investment income to
  average net assets ....................................       1.92%           1.75%           1.65%         1.47%         1.43%
Portfolio turnover rate .................................          9%             12%             20%           14%            7%
Number of shares outstanding at
  end of period (000's) .................................     13,009          15,857          18,497        20,074        17,273
Net assets at end of period (000's)......................   $155,469        $181,437        $206,259      $209,091      $175,183
Average net assets during the period (000's) ............   $165,984        $191,117        $204,792      $199,235      $117,264
Average commission rate paid ............................   $ 0.0332        $ 0.0236             n/a           n/a           n/a

================================================================================
                         FINANCIAL HIGHLIGHTS CONTINUED
                                                                              81
================================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning June 1, 1996.

GROWTH FUND

                                                                                                            PERIOD FROM
                                                                    FISCAL YEAR ENDED MAY 31,              APRIL 29, 1994
                                                     -----------------------------------------------------      TO
                                                       1998            1997           1996          1995    MAY 31, 1994
                                                     -----------       --------      ---------   ---------   ------------
PER SHARE DATA
Net asset value at beginning of period ...........   $    17.62        $  16.49      $  11.43    $   9.87    $ 10.00(1)
                                                     -----------       --------      ---------   ---------   -------
  Income (loss) from investment operations:
    Net investment (loss) income .................        (0.02)           0.02          0.11        0.04       0.01
    Net realized and unrealized gain (loss)
     on securities ...............................         4.82            1.45          5.27        1.56      (0.13)
                                                     -----------       --------      ---------   ---------   -------
    Total income (loss) from investment
     operations ..................................         4.80            1.47          5.38        1.60      (0.12)
                                                     -----------       --------      ---------   ---------   -------
  Distributions:
    Distributions from net investment income .....        (0.01)          (0.01)        (0.09)      (0.04)     (0.01)
    Distributions from net realized gain (loss)
     on securities ...............................        (0.33)          (0.33)        (0.23)         --         --
                                                     -----------       ---------     ---------   ---------   -------
    Total distributions ..........................        (0.34)          (0.34)        (0.32)      (0.04)     (0.01)
                                                     -----------       ---------     ---------   ---------   -------
Net asset value at end of period .................   $    22.08        $  17.62      $  16.49    $  11.43    $  9.87
                                                     ===========       =========     =========   =========   =======
TOTAL RETURN .....................................        27.41%           9.00%        47.46%      16.25%     (1.19)%
                                                     ===========       =========     =========   =========   =======

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets ........         0.84%           0.86%         0.83%       0.91%      0.08%
  Ratio of net investment (loss) income to
   average net assets ............................        (0.11%)          0.09%         0.89%       0.41%      0.11%
  Portfolio turnover rate ........................           43%             40%           36%         61%         0%
  Number of shares outstanding at end
   of period (000's) .............................       49,832          42,422        25,826       8,800      1,001
  Net assets at end of period (000's) ............   $1,100,137        $747,654      $425,787    $100,614    $ 9,885
  Average net assets during the period (000's) ...   $  946,335        $588,056      $238,228    $ 42,232    $ 9,944
  Average commission rate paid ...................   $   0.0474        $ 0.0499           n/a         n/a        n/a

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

GROWTH & INCOME FUND

                                                                                                            PERIOD FROM
                                                                    FISCAL YEAR ENDED MAY 31,              APRIL 29, 1994
                                                     -----------------------------------------------------      TO
                                                       1998            1997           1996          1995    MAY 31, 1994
                                                     ---------       ---------       --------      --------    ----------
PER SHARE DATA
Net asset value at beginning of period ...........   $  16.86        $  14.78        $  11.09      $  9.87     $10.00(1)
                                                     ---------       ---------       --------      --------    ------
  Income (loss) from investment operations:
    Net investment income ........................       0.08            0.10            0.08         0.09       0.02
    Net realized and unrealized gain (loss)
     on securities ...............................       3.26            2.38            3.77         1.22      (0.13)
                                                     ---------       ---------       --------      --------    ------
    Total income (loss) from investment
     operations ..................................       3.34            2.48            3.85         1.31      (0.11)
                                                     ---------       ---------       --------      --------    ------
  Distributions:
    Distributions from net investment income .....      (0.08)          (0.10)          (0.07)       (0.09)     (0.02)
    Distributions from net realized gain (loss)
     on securities ...............................      (0.21)          (0.29)          (0.09)          --         --
                                                     ---------       ---------       ---------     --------    ------
    Total distributions ..........................      (0.29)          (0.39)          (0.16)       (0.09)     (0.02)
                                                     ---------       ---------       ---------     --------    ------
Net asset value at end of period .................   $  19.91        $  16.87        $  14.78      $ 11.09     $ 9.87
                                                     =========       =========       =========     ========    ======
TOTAL RETURN .....................................      19.87%          17.08%          34.85%       13.35%     (1.11)%
                                                     =========       =========       =========     ========    ======

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets ........       0.80%           0.81%           0.79%        0.86%      0.07%
  Ratio of net investment income to
   average net assets ............................       0.43%           0.70%           0.63%        0.93%      0.22%
  Portfolio turnover rate ........................         78%             45%             64%          97%        11%
  Number of shares outstanding at end
   of period (000's) .............................     13,619          12,422           7,685        3,867      1,002
  Net assets at end of period (000's) ............   $271,159        $209,545        $113,546      $42,867     $9,890
  Average net assets during the period (000's) ...   $252,647        $161,226        $ 75,158      $21,910     $9,946
  Average commission rate paid ...................   $ 0.0500        $ 0.0500             n/a          n/a        n/a

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

================================================================================
                         FINANCIAL HIGHLIGHTS CONTINUED
82
================================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning June 1, 1996.

SCIENCE & TECHNOLOGY FUND

                                                                                                           PERIOD FROM
                                                                    FISCAL YEAR ENDED MAY 31,             APRIL 29, 1994
                                                   -----------------------------------------------------       TO
                                                      1998              1997           1996        1995    MAY 31, 1994
                                                   -----------       ---------     ---------   ---------  --------------
PER SHARE DATA
Net asset value at beginning of period ..........  $     19.88       $   20.48     $   14.43   $    9.83   $  10.00(1)
                                                   -----------       ---------     ---------   ---------   --------
  Income (loss) from investment operations:
    Net investment (loss) income ................        (0.09)           --            --          0.03       --
    Net realized and unrealized gain (loss)
     on securities and foreign currencies .......         2.28            0.33          8.08        4.72      (0.17)
                                                   -----------       ---------     ---------   ---------   --------
   Total income (loss) from investment
     operations .................................         2.19            0.33          8.08        4.75      (0.17)
                                                   -----------       ---------     ---------   ---------   --------
  Distributions:
    Distributions from net investment income ....         --              --            --         (0.02)      --
    Distributions from net realized gain
     on securities ..............................         --             (0.93)        (2.03)      (0.13)      --
                                                   -----------       ---------     ---------   ---------   --------
   Total distributions ..........................         --             (0.93)        (2.03)      (0.15)      --
                                                   -----------       ---------     ---------   ---------   --------
Net asset value at end of period ................  $     22.07       $   19.88     $   20.48   $   14.43   $   9.83
                                                   ===========       =========     =========   =========   ========
TOTAL RETURN ....................................        10.85%           1.81%        58.28%      48.61%     (1.66)%
                                                   ===========       =========     =========   =========   ========

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets .......         0.95%           0.96%         0.94%       1.00%      0.08%
  Ratio of net (loss) investment income to
   average net assets ...........................        (0.46)%         (0.29)%       (0.07)%      0.36%      0.04%
  Portfolio turnover rate .......................          128%            122%          116%        121%         0%
  Number of shares outstanding at end
   of period (000's) ............................       46,355          40,484        27,696      11,550      1,001
  Net assets at end of period (000's) ...........  $ 1,023,141       $ 804,982     $ 567,187   $ 166,683   $  9,834
  Average net assets during the period (000's) ..  $   949,947       $ 664,608     $ 363,087   $  64,974   $  9,918
  Average commission rate paid ..................  $    0.0455       $  0.0393           n/a         n/a        n/a

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

SOCIAL AWARENESS FUND

                                                                     FISCAL YEAR ENDED MAY 31,
                                                ----------------------------------------------------------------
                                                    1998           1997           1996        1995       1994
                                                ---------       ---------       --------    --------    --------
PER SHARE DATA
Net asset value at beginning of period .......  $   17.90       $   15.49       $  13.02    $  11.98    $  12.12
                                                ---------       ---------       --------    --------    --------
  Income from investment operations:
    Net investment income ....................       0.23            0.24           0.26        0.27        0.26
    Net realized and unrealized gain (loss)
     on securities ...........................       5.07            4.19           3.37        1.75       (0.02)
                                                ---------       ---------       --------    --------    --------
    Total income from investment operations ..       5.30            4.43           3.63        2.02        0.24
                                                ---------       ---------       --------    --------    --------
  Distributions:
    Distributions from net investment
     income ..................................      (0.23)          (0.24)         (0.25)      (0.27)      (0.26)
    Distributions from net realized gain
     on securities ...........................      (0.81)          (1.78)         (0.91)      (0.71)      (0.12)
                                                ---------       ---------       --------    --------    --------
    Total distributions ......................      (1.04)          (2.02)         (1.16)      (0.98)      (0.38)
                                                ---------       ---------       --------    --------    --------
Net asset value at end of period .............  $   22.16       $   17.90       $  15.49    $  13.02    $  11.98
                                                =========       =========       ========    ========    ========
TOTAL RETURN .................................      30.34%          30.48%         28.85%      18.19%       1.97%
                                                =========       =========       ========    ========    ========

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets ....       0.54%           0.56%          0.56%       0.58%       0.60%
  Ratio of net investment income to
   average net assets ........................       1.17%           1.53%          1.80%       2.22%       2.19%
  Portfolio turnover rate ....................        120%            109%           117%        148%         83%
  Number of shares outstanding at end
   of period (000's) .........................     15,080           8,677          5,220       4,143       3,817
  Total net assets at end of period (000's) ..  $ 334,167       $ 155,349       $ 80,887    $ 53,927    $ 45,729
  Average net assets during the
   period (000's) ............................  $ 240,782       $ 106,139       $ 66,888    $ 47,942    $ 41,002
  Average commission rate paid ...............  $  0.0431       $  0.0400            n/a         n/a         n/a

================================================================================
                         FINANCIAL HIGHLIGHTS CONTINUED
                                                                              83
================================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning June 1, 1996.

ASSET ALLOCATION FUND

                                                                           FISCAL YEAR ENDED MAY 31,
                                                ---------------------------------------------------------------------------------
                                                    1998           1997              1996              1995              1994
                                                ---------       ---------       -------------     -------------     -------------
PER SHARE DATA
Net asset value at beginning of period .......  $   12.57       $   12.55       $       11.24     $       10.84     $       11.18
                                                ---------       ---------       -------------     -------------     -------------
  Income from investment operations:
    Net investment income ....................       0.41            0.77                0.44              0.44              0.37
    Net realized and unrealized gain (loss)
     on securities ...........................       2.24            1.44                1.53              0.82             (0.15)
                                                ---------       ---------       -------------     -------------     -------------
    Total income from investment operations ..       2.65            2.21                1.97              1.26              0.22
                                                ---------       ---------       -------------     -------------     -------------
  Distributions:
    Distributions from net investment
     income ..................................      (0.41)          (0.78)              (0.44)            (0.44)            (0.37)
    Distributions from net realized gain
     on securities ...........................      (0.79)          (1.41)              (0.22)            (0.42)            (0.19)
                                                ---------       ---------       -------------     -------------     -------------
    Total distributions ......................      (1.20)          (2.19)              (0.66)            (0.86)            (0.56)
                                                ---------       ---------       -------------     -------------     -------------
Net asset value at end of period .............  $   14.02       $   12.57       $       12.55     $       11.24     $       10.84
                                                =========       =========       =============     =============     =============
TOTAL RETURN .................................      21.94%          15.89%              17.90%            12.43%             1.86%
                                                =========       =========       =============     =============     =============

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets ....       0.54%           0.57%               0.57%             0.58%             0.59%
  Ratio of net investment income to
   average net assets ........................       3.02%           3.26%               3.62%             4.03%             3.24%
  Portfolio turnover rate ....................         24%            103%                119%              133%               76%
  Number of shares outstanding at end
   of period (000's) .........................     14,269          14,107              15,142            16,319            17,956
  Total net assets at end of period (000's) ..  $ 200,099       $ 177,347       $     190,024     $     183,393     $     194,576
  Average net assets during the
   period (000's) ............................  $ 188,184       $ 179,615       $     187,576     $     186,487     $     185,036
  Average commission rate paid ...............  $  0.0205       $  0.0401                 n/a               n/a               n/a

CAPITAL CONSERVATION FUND

                                                                       FISCAL YEAR ENDED MAY 31,
                                                --------------------------------------------------------------------
                                                   1998          1997           1996           1995           1994
                                                --------       --------       --------       --------      ---------
PER SHARE DATA
Net asset value at beginning of period .......  $   9.31       $   9.23       $   9.52       $   9.13       $   9.87
                                                --------       --------       --------       --------       --------
  Income (loss) from investment operations:
    Net investment income ....................      0.61           0.62           0.62           0.63           0.61
    Net realized and unrealized gain (loss)
     on securities ...........................      0.37           0.08          (0.29)          0.39          (0.69)
                                                --------       --------       --------       --------       --------
    Total income (loss) from investment
     operations ..............................      0.98           0.70           0.33           1.02          (0.08)
                                                --------       --------       --------       --------       --------
  Distributions:
    Distributions from net investment
     income ..................................     (0.61)         (0.62)         (0.62)         (0.63)         (0.61)
    Distributions from net realized gain
     on securities ...........................      --             --             --             --            (0.05)
                                                --------       --------       --------       --------       --------
    Total distributions ......................     (0.61)         (0.62)         (0.62)         (0.63)         (0.66)
                                                --------       --------       --------       --------       --------
Net asset value at end of period .............  $   9.68       $   9.31       $   9.23       $   9.52       $   9.13
                                                ========       ========       ========       ========       ========
TOTAL RETURN .................................     10.76%          7.75%          3.41%         11.80%         (1.13)%
                                                ========       ========       ========       ========       ========

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets ....      0.54%          0.57%          0.57%          0.58%          0.59%
  Ratio of net investment income to
   average net assets ........................      6.32%          6.59%          6.47%          6.88%          6.24%
  Portfolio turnover rate ....................        14%            45%            80%           100%            55%
  Number of shares outstanding at end
   of period (000's) .........................     6,577          7,168          7,604          6,935          6,712
  Total net assets at end of period (000's) ..  $ 63,654       $ 66,747       $ 70,212       $ 66,031       $ 61,305
  Average net assets during the
   period (000's) ............................  $ 66,996       $ 69,352       $ 70,271       $ 61,568       $ 59,210

================================================================================
                         FINANCIAL HIGHLIGHTS CONTINUED
84
================================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning June 1, 1996.

GOVERNMENT SECURITIES FUND

                                                                       FISCAL YEAR ENDED MAY 31,
                                                --------------------------------------------------------------------
                                                   1998           1997           1996           1995          1994
                                                --------       --------       --------       --------       --------
PER SHARE DATA
Net asset value at beginning of period .......  $   9.67       $   9.61       $   9.89       $   9.55       $  10.30
                                                --------       --------       --------       --------       --------

  Income (loss) from investment operations:
    Net investment income ....................      0.58           0.59           0.61           0.60           0.55
    Net realized and unrealized gain (loss)
     on securities ...........................      0.42           0.06          (0.28           0.35          (0.59)
                                                --------       --------       --------       --------       --------
    Total income (loss) from investment
     operations ..............................      1.00           0.65           0.33           0.95          (0.04)
                                                --------       --------       --------       --------       --------
  Distributions:
    Distributions from net investment
     income ..................................     (0.58)         (0.59)         (0.61)         (0.61)         (0.55)
    Distributions from net realized gain
     on securities ...........................      --             --             --             --            (0.16)
                                                --------       --------       --------       --------       --------
    Total distributions ......................     (0.58)         (0.59)         (0.61)         (0.61)         (0.71)
                                                --------       --------       --------       --------       --------
Net asset value at end of period .............  $  10.09       $   9.67       $   9.61       $   9.89       $   9.55
                                                ========       ========       ========       ========       ========
TOTAL RETURN .................................     10.60%          6.94%          3.32%         10.43%         (0.66)%
                                                ========       ========       ========       ========       ========

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets ....      0.54%          0.56%          0.56%          0.58%          0.59%
  Ratio of net investment income to
   average net assets ........................      5.82%          6.11%          6.21%          6.36%          5.44%
  Portfolio turnover rate ....................        24%            38%            36%           229%            85%
  Number of shares outstanding at end
   of period (000's) .........................     9,129          8,672          8,164          5,478          4,544
  Total net assets at end of period (000's) ..  $ 92,120       $ 83,827       $ 78,423       $ 54,174       $ 43,401
  Average net assets during the
   period (000's) ............................  $ 87,574       $ 83,293       $ 68,017       $ 45,200       $ 41,596

INTERNATIONAL GOVERNMENT BOND FUND

                                                                         FISCAL YEAR ENDED MAY 31,
                                                ----------------------------------------------------------------------
                                                   1998            1997            1996            1995         1994
                                                ---------       ---------       ---------       --------      --------
PER SHARE DATA
Net asset value at beginning of period .......  $   11.33       $   11.79       $   12.72       $  10.97      $  11.16
                                                ---------       ---------       ---------       --------      --------

  Income (loss) from investment operations:
    Net investment income ....................       0.56            0.63            0.65           0.65          0.62
    Net realized and unrealized gain (loss)
     on securities and foreign currencies ....      (0.26)          (0.49)          (0.89)          1.80         (0.20)
                                                ---------      ----------       ---------       --------      --------
    Total income (loss) from investment
     operations ..............................       0.30            0.14           (0.24)          2.45          0.42
                                                ---------      ----------       ---------       --------      --------
  Distributions:
    Distributions from net investment
     income ..................................      (0.20)          (0.58)          (0.68)         (0.70)        (0.60)
    Distributions from net realized gain
     on securities ...........................      (0.01)          (0.02)          (0.01)          --           (0.01)
                                                ---------      ----------       ---------       --------      --------
      Total distributions ....................      (0.21)          (0.60)          (0.69)         (0.70)        (0.61)
                                                ---------      ----------       ---------       --------      --------
Net asset value at end of period .............  $   11.42       $   11.33       $   11.79       $  12.72      $  10.97
                                                =========      ==========       =========       ========      ========
TOTAL RETURN .................................       2.65%           1.13%          (1.91)%        23.23%         3.87%
                                                =========      ==========       =========       ========      ========

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets ....       0.55%           0.56%           0.56%          0.59%         0.48%
  Ratio of net investment income to
   average net assets ........................       4.70%           5.13%           5.45%          5.83%         5.87%
  Portfolio turnover rate ....................         17%              4%             11%             6%            3%
  Number of shares outstanding at end
   of period (000's) .........................     13,646          15,680          12,073          6,111         3,741
  Total net assets at end of period (000's) ..  $ 155,783       $ 177,709       $ 142,383       $ 77,734      $ 41,028
  Average net assets during the
   period (000's) ............................  $ 168,439       $ 166,147       $ 114,693       $ 51,451      $ 33,561

================================================================================
                         FINANCIAL HIGHLIGHTS CONTINUED
                                                                             85
================================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date.

MONEY MARKET FUND

                                                                         FISCAL YEAR ENDED MAY 31,
                                                 --------------------------------------------------------------------
                                                    1998            1997            1996         1995          1994
                                                 ----------      ----------      ---------     ---------     --------
PER SHARE DATA
Net asset value at beginning of period ........  $    1.00       $    1.00       $   1.00      $   1.00      $   1.00
                                                 ----------      ----------      ---------     ---------     --------
  Income from investment operations:
    Net investment income .....................       0.05            0.05           0.05          0.05          0.03
                                                 ----------      ----------      ---------     ---------     --------
  Distributions:
    Distributions from net investment income ..      (0.05)          (0.05)         (0.05)        (0.05)        (0.03)
                                                 ----------      ----------      ---------     ---------     --------
Net asset value at end of period ..............  $    1.00       $    1.00       $   1.00      $   1.00      $   1.00
                                                 ==========      ==========      =========     =========     ========
TOTAL RETURN ..................................       5.25%           5.02%          5.26%         4.90%         2.83%
                                                 ==========      ==========      =========     =========     ========

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets .....       0.54%           0.57%          0.57%         0.57%         0.58%
  Ratio of net investment income to
   average net assets .........................       5.14%           4.95%          5.14%         4.75%         2.78%
  Number of shares outstanding at end of
   period (000's) .............................    190,975         128,125         83,618        82,256        50,534
  Total net assets at end of period (000's) ...  $ 190,975       $ 128,125       $ 83,618      $ 82,254      $ 50,533
  Average net assets during the
   period (000's) .............................  $ 150,625       $ 113,882       $ 84,271      $ 67,021      $ 46,222

===============================================================================
                         REPORT OF INDEPENDENT AUDITORS
===============================================================================

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
AMERICAN GENERAL SERIES PORTFOLIO COMPANY

We have audited the accompanying statements of net assets of Stock Index Fund, MidCap Index Fund, Small Cap Index Fund, International Equities Fund, Growth Fund, Growth & Income Fund, Science & Technology Fund, Social Awareness Fund, Asset Allocation Fund (formerly the Timed Opportunity Fund), Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, and Money Market Fund (such "Funds" comprising the American General Series Portfolio Company) as of May 31, 1998. We have also audited for each of the Funds the related statement of operations for the year ended May 31, 1998, the statement of changes in net assets for each of the two years in the period ended May 31, 1998, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising the American General Series Portfolio Company at May 31, 1998, the results of their operations and the changes in their net assets for the periods identified above, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.



                                                               ERNST & YOUNG LLP
Houston, Texas
July 2, 1998





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American General Series Portfolio Company
BOARD OF DIRECTORS
Norman Hackerman
John W. Lancaster
Ben H. Love
Joe C. Osborne
F. Robert Paulsen
Peter V. Tuters
R. Miller Upton
Thomas L. West, Jr.
DISTRIBUTOR
The Variable Annuity Marketing
Company (VAMCO)
2929 Allen Parkway
Houston, Texas 77019
CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110
INVESTMENT ADVISER
The Variable Annuity Life
Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019
INVESTMENT SUB-ADVISERS
Bankers Trust Company
1 Bankers Trust Plaza
New York, New York 10006

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Value Line, Inc.
220 East 42nd Street
New York, New York 10017-5891
Independent Auditors
Ernst & Young LLP
1221 McKinney
Houston, Texas 77010

SHAREHOLDER SERVICE AGENT
The Variable Annuity Life
Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019
OFFICERS
Thomas L. West, Jr.,
    Chairman and President
Craig R. Rodby,
    Executive Vice President
Michael G. Atnip,
    Executive Vice President
Norman Jaskol,
    Vice President and
    Senior Investment Officer
Brent C. Nelson,
    Vice President
Maruti D. More,
    Vice President and Investment Officer
Teresa S. Moro,
    Vice President and Investment Officer
John W. Mossbarger,
    Vice President and Investment Officer
Leon A. Olver,
    Vice President and Investment Officer
William Trimbur, Jr.,
    Vice President and Investment Officer
Cynthia A. Toles,
    General Counsel and Secretary
Gregory R. Seward,
    Treasurer
Kathryn A. Pearce,
    Controller
Nori L. Gabert,
    Assistant Secretary
Jaime M. Sepulveda,
    Assistant Treasurer
Earl E. Allen, Jr.,
    Assistant Treasurer
Donna L. Hathaway,
    Assistant Controller
Cynthia A. Gibbons,
    Assistant Vice President





    This report is for the information of the shareholders and variable contract owners participating in the American General Series Portfolio Company. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

    If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your account representative.

    "Standard & Poor's(R)", "Standard & Poor's MidCap 400 Index" and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.
(C)1998 The Variable Annuity Life Insurance Company, Houston Texas VALIC is a registered service mark of The Variable Annuity Life Insurance Company.





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                   America's Retirement Plan Specialists(SM)

                                  [VALIC LOGO](R)

                                 PRINTED MATTER
                     PRINTED IN U.S.A.  VA9017-1  REV 10/98
          The Variable Annuity Life Insurance Company, Houston, Texas